UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-21906

Claymore Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Kevin M. Robinson

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant's telephone number, including area code:       (630) 505-3700

Date of fiscal year end:  August 31

Date of reporting period:  August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Annual
Report
August 31, 2010

GUGGENHEIM

EEB	|	Guggenheim BRIC ETF
DEF	|	Guggenheim Defensive Equity ETF
NFO	|	Guggenheim Insider Sentiment ETF
XGC	|	Guggenheim International Small Cap LDRs ETF
CZA	|	Guggenheim Mid-Cap Core ETF
CVY	|	Guggenheim Multi-Asset Income ETF
OTR	|	Guggenheim Ocean Tomo Growth Index ETF
OTP	|	Guggenheim Ocean Tomo Patent ETF
RYJ	|	Guggenheim Raymond James SB-1 Equity ETF
XRO	|	Guggenheim Sector Rotation ETF
CSD	|	Guggenheim Spin-Off ETF
WXSP	|	Wilshire 4500 Completion ETF
WFVK	|	Wilshire 5000 Total Market ETF
WMCR	|	Wilshire Micro-Cap ETF
WREI	|	Wilshire US REIT ETF

www.guggenheimfunds.com

... your road to the LATEST,

most up-to-date INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at www.guggenheimfunds, you will find:

—	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

—	Investor guides and fund fact sheets.

—	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, Inc. is constantly updating and expanding shareholder information services on each Funds’ website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

2 | Annual Report | August 31, 2010

Dear Shareholder |

Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) (the “Adviser”) is pleased to present the annual shareholder report for 15 of our exchange-traded funds (“ETFs” or “Funds”), including three new funds introduced during 2010. Claymore Group Inc. and its subsidiaries, including the Adviser, are indirect, wholly-owned subsidiaries of Guggenheim Partners, LLC, a global diversified financial services firm.

On September 24, 2010, Claymore Securities, Inc., Claymore Advisors, LLC, and Claymore Group Inc. changed their names to Guggenheim Funds Distributors, Inc., Guggenheim Funds Investment Advisors, LLC, and Guggenheim Funds Services Group, Inc., respectively. Accordingly, all references in Fund commentaries to “Claymore Securities, Inc.,” “Claymore Advisors, LLC,” “Claymore Group Inc.,” “Claymore Advisors” and “Claymore” have been changed to “Guggenheim Funds Distributors, Inc.,” “Guggenheim Funds Investment Advisors, LLC,” “Guggenheim Funds Services Group, Inc.,” “Guggenheim Advisors” and “Guggenheim,” respectively. The change marks the next phase of business integration following the acquisition of Claymore by Guggenheim Partners announced on October 15, 2009.

On September 10, 2010, the following lightly traded ETF from Claymore Exchange-Traded Fund Trust (“Trust”) ceased trading on the NYSE Arca: Claymore/Zacks Dividend Rotation ETF (ticker: IRO). Final proceeds were paid to all shareholders remaining on September 17, 2010.

This report covers performance of 15 funds for the annual period ended August 31, 2010. The table below features the new name of each Fund that became effective September 24, 2010. While the names of these funds changed, it should be noted that ticker symbols remain unchanged.

Prior Fund Name	New Fund Name
Claymore/Beacon Spin-Off ETF (ticker: CSD)	Guggenheim Spin-Off ETF
Claymore/BNY Mellon BRIC ETF (ticker: EEB)	Guggenheim BRIC ETF
Claymore BNY Mellon International Small Cap LDRs ETF (ticker: XGC)	Guggenheim International Small Cap LDRs ETF
Claymore/Ocean Tomo Growth Index ETF (ticker: OTR)	Guggenheim Ocean Tomo Growth Index ETF
Claymore/Ocean Tomo Patent ETF (ticker: OTP)	Guggenheim Ocean Tomo Patent ETF
Claymore/Raymond James SB-1 Equity ETF (ticker: RYJ)	Guggenheim Raymond James SB-1 Equity ETF
Claymore/Sabrient Defensive Equity ETF (ticker: DEF)	Guggenheim Defensive Equity ETF
Claymore/Sabrient Insider ETF (ticker: NFO)	Guggenheim Insider Sentiment ETF
Claymore/Zacks Mid-Cap Core ETF (ticker: CZA)	Guggenheim Mid-Cap Core ETF
Claymore/Zacks Multi-Asset Income Index ETF (ticker: CVY)	Guggenheim Multi-Asset Income ETF
Claymore/Zacks Sector Rotation ETF (ticker: XRO)	Guggenheim Sector Rotation ETF

Annual Report | August 31, 2010 | 3

Dear Shareholder continued

Other funds in this report include:

Wilshire Micro-Cap ETF, which was called Claymore/Sabrient Stealth ETF (ticker: STH) prior to August 20, 2010

Wilshire US Real Estate Investment Trust (ticker: WREI), a new fund with an inception date of March 9, 2010

Wilshire 5000 Total Market ETF (ticker: WFVK), a new fund with an inception date of March 9, 2010

Wilshire 4500 Completion ETF (ticker: WXSP), a new fund with an inception date of March 9, 2010

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund’s fees and expenses, of its respective underlying index as named in its prospectus.

Guggenheim Funds Distributors, Inc. is committed to providing investors with innovative index-strategy-driven investment solutions, and we currently offer 38 ETFs with a wide range of domestic and global themes. We have partnered with a diverse group of index providers to create some of the most distinctive ETFs available. We believe that a strategy-driven, quantitative process provides a disciplined investment approach to help meet long-term investment goals.

To learn more about economic and market conditions over the last year and the performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 7.

Sincerely,

Kevin M. Robinson1
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

1
J. Thomas Futrell resigned his position as Chief Executive Officer of the Trust effective October 13, 2010. Kevin M. Robinson now serves as Chief Executive Officer of the Trust, effective October 13, 2010.

4 | Annual Report | August 31, 2010

Economic and Market Overview |

Growth in the U.S. economy was modest for the 12-month period ended August 31, 2010, well below the pace of past recoveries from deep recessions. Recent data on other world economies, particularly the sovereign debt crisis in several European countries, also raise questions about the sustainability of the world’s economic recovery from the financial and economic crisis of 2008 and 2009.

In the U.S., a major concern is when and to what degree the fiscal stimulus that provided temporary support for economic activity early in the cycle will be replaced by sustainable strength in business and consumer demand. Recent employment data indicates a modest level of new job creation, but far below the level needed to make up for huge losses during the downturn and reduce the current high unemployment rate. The housing market, which has been a key driver of many past recoveries, remains very weak. An excess supply of available homes and restrictive lending requirements make significant improvement in the near future unlikely. Households remain cautious, although recent wage gains, if sustained, have the potential to support a recovery in consumer spending in the months ahead. After several years of restrained spending by consumers and businesses, there should be substantial pent-up demand for durable consumer goods and business equipment. With low inflation, ample excess capacity, and a Fed that has indicated willingness to maintain short-term rates near zero, continued economic growth, albeit at a sluggish pace, seems likely.

Capital markets seem to be indicating some level of confidence in the viability of the recovery, with positive returns from most equity indices. The Standard & Poor’s 500 Index (S&P 500), which is generally regarded as an indicator of the broad U.S. stock market, returned 4.91% for the 12-month period ended August 31, 2010, trending generally upward in the first half of the period before settling into a trading range in recent months. The modest strength was widespread, including large-cap and small-cap stocks in both growth and value categories. Within the S&P 500, the strongest industry sector was consumer discretionary; the weakest, and the only sector with a negative return for the period, was financials. Dividend increases during 2010 indicate corporate managements’ confidence in their companies’ prospects and have provided support for the equity market. The Wall Street Journal reported that through mid-year, there were at least 135 dividend increases or initiations among the companies in the S&P 500, up approximately 55% from the first half of 2009.

Among international markets, emerging markets were generally stronger than developed markets. The return of the Morgan Stanley Capital International (“MSCI”) Emerging Market Index, which measures market performance in global emerging markets, was 18.02%, while the MSCI Europe-Australasia-Far East (“EAFE”) Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, had a negative return of -2.34%. The MSCI World Index, which measures the overall performance of world equity markets, returned 1.54% for the period.

Annual Report | August 31, 2010 | 5

In the bond market, lower quality issues performed better than the highest rated securities, reflecting investors’ increasing willingness to embrace credit risk. The Barclays Capital U.S. Aggregate Bond Index, which measures the return of the investment grade segment of the U.S. bond market as a whole, returned 9.18% for the 12 months ended August 31, 2010. The return of the Barclays Capital U.S. Corporate High Yield Index, which measures performance of high yield bonds, was 21.52%. The Barclays Capital U.S. Treasury Composite Index, which measures performance of U.S. Treasury notes with a variety of maturities, returned 8.13%. Reflecting the Federal Reserve’s highly accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years: return of the Barclays Capital U.S. Treasury Bill 1-3 Months Index was 0.12% for the period.

Index Definitions
All indices described below are unmanaged and it is not possible to invest directly in any index.

Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is generally considered a representation of U.S. stock market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI All-Country World ex-US Small Cap Index represents a segment of companies in the Investable Market Index but not in the Standard Value Index. The Index includes 47 developed and emerging markets excluding the United States as well as Value and Growth style indices based on the Global Industry Classification Standard (GICS).

S&P MidCap 400 Index is a market-weighted index comprised of 400 domestic mid-cap stocks chosen for market capitalization, liquidity, and industry group representation.

6 | Annual Report | August 31, 2010

Management Discussion of Fund Performance |

EEB | Guggenheim BRIC ETF

Fund Overview
The Guggenheim BRIC ETF1, NYSE Arca ticker: EEB (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called The BNY Mellon BRIC Select ADR Index (the “Index”).

The Index is comprised of American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) selected, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India and China currently trading on U.S. exchanges. The companies in the universe are selected using a proprietary methodology developed by The Bank of New York Mellon. The Fund will at all times invest at least 90% of its total assets in ADRs and GDRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. As of August 31, 2010, the Index consisted of 85 securities. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 17.35%, representing a change in market price to $40.06 on August 31, 2010, from to $34.55 on August 31, 2009. On an NAV basis, the Fund generated a total return of 17.23%, representing a change in NAV to $40.04 on August 31, 2010, from $34.57 on August 31, 2009. At the end of the period the Fund’s shares were trading at a slight market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Index generated a return of 17.92% and the MSCI Emerging Markets Index generated a return of 18.02% for the same period.

The Fund made an annual distribution of $0.5130 per share on December 31, 2009 to shareholders of record on December 29, 2009.

Performance Attribution2
For the 12-month period ended August 31, 2010, all ten of the sectors into which the Fund’s investments are categorized experienced positive returns, contributing to the Fund’s strong performance. The basic materials sector made the strongest contribution to return, followed by the financials sector. The health care, industrials and utilities sectors contributed least.

Positions that contributed most significantly to performance included Vale SA (common stock 5.1%, preference shares 7.0% of long-term investments at period end), a Brazilian metals and mining company; and two Brazilian banks, Itau Unibanco Holding SA and Banco Bradesco SA (5.8% and 4.6%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included Petroleo Brasileiro SA (common stock 5.5%, preference shares 6.7% of long-term investments at period end), a Brazilian oil and gas service company; Aluminum Corp. of China Ltd, an aluminum producer with operations in bauxite mining, alumina refining, primary aluminum smelting and aluminum fabrication (0.5% of long-term investments at period end); and VimpelCom Ltd., a provider of mobile phone service in Russia (0.7% of long-term investments at period end).

1	On September 24, 2010, the Fund changed its name from Claymore BNY/Mellon BRIC ETF.
2	Sectors based on Financial Times and Stock Exchange classifications.

Annual Report | August 31, 2010 | 7

Management Discussion of Fund Performance continued

DEF | Guggenheim Defensive Equity ETF

Fund Overview
The Guggenheim Defensive Equity ETF1, NYSE Arca ticker: DEF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the “Index”). The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The universe of potential Index constituents includes approximately 1,000 listed companies, generally with market capitalizations in excess of $1 billion. The Fund will at all times invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 16.85%, representing a change in market price to $22.05 on August 31, 2010, from $19.38 on August 31, 2009. On an NAV basis, the Fund generated a total return of 16.62%, representing a change in NAV to $22.03 on August 31, 2010, from to $19.40 on August 31, 2009. At the end of the period the Fund’s shares were trading at a slight market price premium to NAV.

For underlying index and domestic equity market comparison purposes, the Index returned 17.52% and the S&P 500 Index returned 4.91% for the same period.

The Fund made an annual distribution of $0.5630 per share on December 31, 2009 to shareholders of record on December 29, 2009.

Performance Attribution
For the 12-month period ended August 31, 2010, all of the ten of the sectors into which the Fund’s investments are categorized experienced positive returns, contributing to the Fund’s positive return during the period. The utilities sector made the strongest contribution to return, followed by the energy sector; the information technology and materials sectors contributed least to the Fund’s return.

Positions that contributed most significantly to performance included Enterprise GP Holdings LP, a limited partnership company that invests in publicly traded partnerships in the midstream energy industry and related businesses (1.0% of long-term investments at period end); IMS Health, Inc., a provider of market intelligence to the pharmaceutical and healthcare industries that was acquired by a consortium of private investors and is therefore no longer held in the Fund’s portfolio; and PetSmart, Inc., a specialty retailer that provides products and services for pets (not held in the portfolio at period end). Positions that detracted most significantly from performance included Dean Foods Co., which produces and markets branded food and beverage products (not held in the portfolio at period end); Garmin Ltd., a provider of navigation, communication and information devices and applications based on global positioning system (GPS) technology (0.9% of long-term investments at period end); and Icahn Enterprises L.P., a diversified holding company that owns subsidiaries engaged in investment management, automotive, metals, real estate and home furnishings (not held in the portfolio at period end).

1	On September 24, 2010, the Fund changed its name from Claymore/Sabrient Defensive Equity Index ETF.

8 | Annual Report | August 31, 2010

Management Discussion of Fund Performance continued

NFO | Guggenheim Insider Sentiment ETF

Fund Overview
The Guggenheim Insider Sentiment ETF1, NYSE Arca ticker: NFO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The universe of companies eligible for inclusion in the Index includes approximately 6,000 listed companies without limitations on market capitalization. The Fund will at all times invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 9.87%, representing a change in market price to $25.55 on August 31, 2010, from $23.50 on August 31, 2009. On an NAV basis, the Fund generated a total return of 9.83%, representing a change in NAV to $25.56 on August 31, 2010, from $23.52 on August 31, 2009. At the end of the period the Fund’s shares were trading at a slight market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 10.69% and the S&P 500 Index returned 4.91% for the same period.

The Fund made an annual distribution of $0.2750 per share on December 31, 2009 to shareholders of record on December 29, 2009.

Performance Attribution
For the 12-month period ended August 31, 2010, eight of the nine sectors into which the Fund’s investments are categorized had positive returns, contributing to the Fund’s performance; only the consumer discretionary sector had a negative return, detracting from the Fund’s performance. The energy sector made the strongest contribution to return.

Positions that contributed most significantly to performance included Macquarie Infrastructure Co. LLC, which operates and invests in energy and aviation infrastructure businesses; Patriot Coal Corp., a producer of coal in the eastern United States (the two aforementioned positions were not held in the portfolio at period end); KKR Financial Holdings LLC, a specialty finance company that invests mainly in below investment grade corporate debt; and Fossil, Inc., which designs and markets consumer fashion accessories (1.0% and 1.4%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included Education Management Corp. and Lincoln Educational Services Corp, both of which are providers of career-oriented post-secondary education in North America; and Select Comfort Corp., which develops, manufactures and markets adjustable-firmness beds and other sleep-related accessory products (0.4%, 0.5% and 0.6%, respectively, of long-term investments at period end).

1	On September 24, 2010, the Fund changed its name from Claymore/Sabrient Insider ETF.

Annual Report | August 31, 2010 | 9

Management Discussion of Fund Performance continued

XGC | Guggenheim International Small Cap LDRs ETF

Fund Overview
The Guggenheim International Small Cap LDRs ETF1, NYSE ticker: XGC (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called The BNY Mellon Small Cap Select ADR Index (the “Index”).

The Index is comprised of U.S.-listed depositary receipts in American depositary receipt (“ADR”) or global depositary receipt (“GDR”) form, New York Shares and Global Registered Shares selected, based on liquidity, from a universe of all listed ADRs, GDRs, New York Shares and Global Registered Shares trading on the New York Stock Exchange (“NYSE”), Nasdaq Stock Market (“NASDAQ”) and the NYSE Amex of companies worldwide, excluding the United States and Canada. BNY Mellon currently defines small-capitalization companies as those companies with a market capitalization of $250 million to $2 billion. The Fund will at all times invest at least 80% of its total assets in ADRs, GDRs, New York Shares and Global Registered Shares that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index (including underlying stocks in respect of ADRs, GDRs, New York Shares or Global Registered Shares that comprise the Index). Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 24.03%, representing a change in market price to $20.40 on August 31, 2010, from $16.51 on August 31, 2009. On an NAV basis, the Fund generated a total return of 24.84%, representing a change in NAV to $20.57 on August 31, 2010, from $16.54 on August 31, 2009. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and benchmark comparison purposes, the Index returned 25.23% and the MSCI All-Country World ex-US Small Cap Index returned 5.15% for the same period.

The Fund made an annual distribution of $0.0770 per share on December 31, 2009 to shareholders of record on December 29, 2009.

Performance Attribution2
For the 12-month period ended August 31, 2010, all ten of the sectors into which the Fund’s investments are categorized experienced positive returns, contributing to the Fund’s strong performance. The consumer services sector made the strongest contribution to return, followed by the basic materials sector. The telecommunications sector contributed least.

Positions that contributed most significantly to performance included Lan Airlines SA, a passenger and cargo airline based in Chile; Banco Santander Chile, a commercial and retail bank based in Chile (3.7% and 3.6%, respectively of long-term investments at period end); and Dr. Reddy’s Laboratories Limited, an integrated global pharmaceutical company based in India (not held in the portfolio at period end). Positions that detracted most significantly from performance included Bank of Ireland, a provider of banking and financial services in Ireland (not held in the portfolio at period end); Suntech Power Holdings Co., Ltd., a solar energy company based in China; and Brasil Telecom SA, a Brazilian provider of telecommunication services (1.0% and 2.1%, respectively, of long-term investments at period end).

1	On September 24, 2010, the Fund changed its name from Claymore/BNY Mellon International Small Cap LDRs ETF
2	Sectors based on Financial Times and Stock Exchange classifications.

10 | Annual Report | August 31, 2010

Management Discussion of Fund Performance continued

CZA | Guggenheim Mid-Cap Core ETF

Fund Overview
The Guggenheim Mid-Cap Core ETF1, NYSE ticker: CZA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks Mid-Cap Core Index (the “Index”).

The Index is comprised of 100 securities selected, based on investment and other criteria, from a universe of mid-capitalization securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). Currently, the mid-capitalization universe ranges from approximately $1 billion in market capitalization to $8.3 billion in market capitalization as defined by Zacks Investment Research, Inc. (“Zacks”). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 16.72%, representing a change in market price to price to $24.07 on August 31, 2010, from $20.64 on August 31, 2009. On an NAV basis, the Fund generated a total return of 16.53%, representing a change in NAV to $24.02 on August 31, 2010, from $20.63 on August 31, 2009. At the end of the period the Fund’s shares were trading at a slight market price premium to NAV.

For underlying index and domestic market comparison purposes, the Index returned 17.64% and the S&P 500 Index returned 4.91% for the same period.

The Fund made an annual distribution of $0.0200 per share on December 31, 2009 to shareholders of record on December 29, 2009.

Performance Attribution
For the 12-month period ended August 31, 2010, all ten of the sectors into which the Fund’s investments are categorized had positive returns, contributing to the Fund’s strong performance. The energy sector made the strongest contribution to return; the financials and telecommunication services sectors contributed least.

Positions that contributed most significantly to performance included Enterprise GP Holdings LP, a limited partnership company that invests in publicly traded partnerships engaged in the midstream energy industry and related businesses; Cablevision Systems Corp., a provider of cable television service in the New York City metropolitan area (1.7% and 2.0%, respectively, of long-term investments at period end); and Hospira, Inc., a specialty pharmaceutical and medication delivery company (not held in the portfolio at period end). Positions that detracted most significantly from performance included INVESCO Ltd., a global investment management company (not held in the portfolio at period end); Computer Sciences Corp., which provides information technology and other professional services to clients in the commercial and government markets (1.7% of long-term investments at period end); and DISH Network Corp., a provider of pay-television service (not held in the portfolio at period end).

1	On September 24, 2010, the Fund changed its name from Claymore/Zacks Mid-Cap Core ETF.

Annual Report | August 31, 2010 | 11

Management Discussion of Fund Performance continued

CVY | Guggenheim Multi-Asset Income ETF

Fund Overview
The Guggenheim Multi-Asset Income ETF1, NYSE Arca ticker: CVY (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Multi-Asset Income Index (the “Index”).

The Index is designed to identify companies with potentially high income and superior risk-return profiles as determined by Zacks Investment Research, Inc. (“Zacks”). The objective of the Index is to select a diversified group of securities with the potential to have a yield in excess of and outperform, on a risk-adjusted basis, the Dow Jones US Select Dividend Index and other benchmark indices. The Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The securities comprising the Index include stocks of small and medium-sized companies. The universe of securities within the Index includes U.S.-listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds and traditional preferred stocks. The companies in the universe are selected using a proprietary methodology developed by Zacks. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund expects to use a sampling approach in seeking to achieve its objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 17.87%, representing a change in market price to $18.31 on August 31, 2010, from $16.37 on August 31, 2009. On an NAV basis, the Fund generated a total return of 17.82%, representing a change in NAV to $18.30 on August 31, 2010, from $16.37 on August 31, 2009. At the end of the period the Fund’s shares were trading at a market price premium to NAV.

For underlying index and domestic market comparison purposes, the Index returned 18.51% and the S&P 500 Index returned 4.91% for the same period. Additionally, the Dow Jones US Select Dividend Index returned 15.07% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. Per share distributions paid since the last fiscal period ended August 31, 2009:

Date:	Amount
September 30, 2009	$0.2280
December 31, 2009	$0.2220
March 31, 2010	$0.2210
June 30, 2010	$0.2620
September 30, 2010	$0.2250

Performance Attribution2
For the 12-month period ended August 31, the financials sector made the strongest contribution to return, followed by the oil & gas sector. Only the technology sector had a negative return, detracting from the Fund’s performance.

Positions that contributed most significantly to performance included MarkWest Energy Partners LP, a master limited partnership engaged in the gathering, storage and transportation of natural gas and crude oil; Penn West Energy Trust, a trust that invests in petroleum and natural gas; and Linn Energy LLC, an independent oil and natural gas company (1.0%, 1.0% and 1.7%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included Total SA ADR, an integrated international oil and gas company (1.0% of long-term investments at period end); Alexandria Real Estate Equities Inc., a real estate investment trust focused principally on science-driven cluster formation (not held in the portfolio at period end) and BP, PLC, an international oil and gas company (not held in the portfolio at period end).

1	On September 24, 2010, the Fund changed its name from Claymore/Zacks Multi-Asset Income Index ETF
2	Sectors based on Financial Times and Stock Exchange classifications.

12 | Annual Report | August 31, 2010

Management Discussion of Fund Performance continued

OTR | Guggenheim Ocean Tomo Growth Index ETF

Fund Overview
The Guggenheim Ocean Tomo Growth Index ETF1, NYSE Arca ticker: OTR (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Ocean Tomo 300® Patent Growth Index (the “Index”).

The Index is comprised of approximately 60 securities selected, based on investment and other criteria, from a universe of U.S. listed companies. The universe of companies consists of the 300 companies that comprise the Ocean Tomo 300® Patent Index without limit on market capitalization. The companies in the universe are selected using criteria as identified by Ocean Tomo Capital, LLC. The Fund will at all times invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 12.35%, representing a change in market price to $23.46 on August 31, 2010, from $21.00 on August 31, 2009. On an NAV basis, the Fund generated a total return of 10.19%, representing a change in NAV to $23.16 on August 31, 2010, from $21.14 on August 31, 2009. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Index returned 10.91% and the S&P 500 Index returned 4.91% for the same period.

The Fund made an annual distribution of $0.1400 per share on December 31, 2009 to shareholders of record on December 29, 2009.

Performance Attribution
For the 12-month period ended August 31, 2010, the consumer discretionary sector made the strongest contribution to return, followed by the information technology sector; the materials and health care sectors detracted from return. Positions that contributed most significantly to performance included Amazon.com, Inc., which provides services to consumers, sellers, and developers through its retail websites and manufactures and sells the Kindle e-reader (7.0% of long-term investments at period end); Apple Inc., which designs, manufactures, and markets personal computers and other electronic devices; and Microsoft Corporation, a provider of software products and services (the two aforementioned positions were not held in the portfolio at period end). Positions that detracted most significantly from performance included Research In Motion Ltd., a provider of mobile communications devices; Gilead Sciences, Inc., a biopharmaceutical company and Dell, Inc., which manufactures and sells computers and related products (3.1%, 3.4% and 3.0%, respectively, of long-term investments at period end).

1	On September 24, 2010, the Fund changed its name from Claymore/Ocean Tomo Growth Index ETF.

Annual Report | August 31, 2010 | 13

Management Discussion of Fund Performance continued

OTP | Guggenheim Ocean Tomo Patent ETF

Fund Overview
The Guggenheim Ocean Tomo Patent ETF1, NYSE Arca ticker: OTP (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Ocean Tomo 300® Patent Index (the “Index”).

The Index is the first publicly available patent index. The Index is comprised of approximately 300 securities selected, based on patent valuation and other criteria, from a broad universe of U.S.-traded stocks. The universe of companies includes approximately the 1,000 of the most liquid listed companies without limitations on market capitalization. The Fund will at all times invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 2.88%, representing a change in market price to $21.18 on August 31, 2010, from $20.74 on August 31, 2009. On an NAV basis, the Fund generated a total return of 2.44%, representing a change in NAV to $21.11 on August 31, 2010, from $20.76 on August 31, 2009. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 3.15% and the S&P 500 Index returned 4.91% for the same period.

The Fund made an annual distribution of $0.1700 per share on December 31, 2009 to shareholders of record on December 29, 2009.

Performance Attribution
For the 12-month period ended August 31, 2010, the consumer discretionary sector made the strongest contribution to the Fund’s return, followed by the industrials and consumer staples sectors. The energy, financials and health care sectors had negative returns; the energy sector detracted most from the Fund’s return.

Positions that contributed most significantly to performance included Apple Inc., which designs, manufactures, and markets personal computers and other electronic devices; VMware, Inc., a provider of virtualization solutions that address information technology problems; and Amazon.com, Inc., which provides services to consumers, sellers, and developers through its retail websites and manufactures and sells the Kindle e-reader (4.7%, 0.7% and 1.2%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included BP PLC, an international oil and gas company; Research In Motion Ltd., a provider of mobile communications devices; and Nokia OYJ, ADR, a manufacturer of mobile communications devices based in Finland (2.3%, 0.5% and 0.7%, respectively, of long-term investments at period end).

1	On September 24, 2010, the Fund changed its name from Claymore/Ocean Tomo Patent ETF.

14 | Annual Report | August 31, 2010

Management Discussion of Fund Performance continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF

Fund Overview
The Guggenheim Raymond James SB-1 Equity ETF1, NYSE Arca ticker: RYJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Raymond James SB-1 Equity Index (the “Index”).

The Index is comprised of all equity securities rated Strong Buy 1 (“SB-1”) by Raymond James & Associates, Inc. (“Raymond James”), an affiliate of Raymond James Research Services, LLC (the “Index Provider”), as of each rebalance and reconstitution date, which occurs twice per calendar month. Index constituents include equity securities of all market capitalizations, as defined by the Index Provider, that trade on U.S. securities exchanges, including common stocks, American depositary receipts (“ADRs”), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The number of securities in the Index may vary depending on the number of equity securities rated SB-1 by Raymond James. As of August 31, 2010, the Index consisted of 155 securities with a market capitalization range of $78 million to $183 billion. Under normal conditions, the Fund will invest at least 80% of its total assets in equity securities. The Fund will at all times invest at least 80% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 11.86%, representing a change in market price to $15.95 on August 31, 2010, from $14.26 on August 31, 2009. On an NAV basis, the Fund generated a total return of 11.84%, representing a change in NAV to $15.96 on August 31, 2010, from $14.27 on August 31, 2009. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 12.62% and the S&P MidCap 400 Index returned 11.87% for the same period.

Performance Attribution
For the 12-month period ended August 31, 2010, all nine of the sectors into which the Fund’s investments were categorized contributed to the Fund’s return. The energy sector made the strongest contribution to return, followed by the consumer discretionary and information technology sectors. The utilities and consumer staples sectors contributed least.

Positions that contributed most significantly to performance included specialty retailer Pier 1 Imports, Inc., a retailer of home furnishings and gifts; Brigham Exploration Co., an independent exploration, development and production company focused on domestic onshore oil and natural gas reserves; and Concho Resources, Inc., an independent oil and natural gas company (0.6%, 0.6% and 0.7%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included Carrols Restaurant Group, Inc., which operates quick-casual and quick-service restaurants in the U.S. and Latin America; TNS, Inc., a provider of data communications services to retailers, financial institutions and telecommunications firms (0.3% and 0.7%, respectively, of long-term investments at period end); and EMS Technologies Inc., which designs, manufactures and markets wireless communications solutions (not held in the portfolio at period end).

1	On September 24, 2010, the Fund changed its name from Claymore/Raymond James SB-1 Equity ETF.

Annual Report | August 31, 2010 | 15

Management Discussion of Fund Performance continued

XRO | Guggenheim Sector Rotation ETF

Fund Overview
The Guggenheim Sector Rotation ETF1, NYSE Arca ticker: XRO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Sector Rotation Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a universe of the 1,000 largest listed equity companies based on market capitalization. The universe of potential Index constituents includes all U.S. stocks, American depositary receipts (“ADRs”) and master limited partnerships (“MLPs”) listed on domestic exchanges. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc., the Fund’s index provider. As of August 31, 2010, the securities included in the Index have market capitalizations in excess of $2.2 billion. The Fund will at all times invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 11.14%, representing a change in market price to $20.23 on August 31, 2010, from $18.35 on August 31, 2009. On an NAV basis, the Fund generated a total return of 10.97%, representing a change in NAV to $20.22 on August 31, 2010, from $18.37 on August 31, 2009. At the end of the period the Fund’s shares were trading at a slight market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Index returned 11.77% and the S&P 500 Index returned 4.91% for the same period.

The Fund made an annual distribution of $0.1710 per share on December 31, 2009 to shareholders of record on December 29, 2009.

Performance Attribution
For the 12-month period ended August 31, 2010, the information technology sector made the strongest contribution to return, followed by the consumer discretionary sector. The only sector that detracted from return was financials.

Positions that contributed most significantly to performance included Salesforce.com, Inc., a provider of enterprise cloud computing applications; VMware, Inc., a provider of virtualization solutions that address information technology problems (1.8% and 2.2%, respectively, of long-term investments at period end); and Amazon.com Inc., which provides services to consumers, sellers, and developers through its retail websites and manufactures and sells the Kindle e-reader (not held in the portfolio at period end). Positions that detracted most significantly from performance included Microsoft Corp., a leading provider of software and related services; and two investment management firms, Franklin Resources Inc. and Blackrock, Inc. (the three aforementioned securities were not held in the portfolio at period end).

1	On September 24, 2010, the Fund changed its name from Claymore/Zacks Sector Rotation ETF.

16 | Annual Report | August 31, 2010

Management Discussion of Fund Performance continued

CSD | Guggenheim Spin-Off ETF

Fund Overview
The Guggenheim Spin-Off ETF1, NYSE ticker: CSD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Beacon Spin-Off Index (the “Index”).

The Index is comprised of approximately 40 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks and American depositary receipts (“ADRs”) and master limited partnerships (“MLPs”). The universe of companies eligible for inclusion in the Index includes companies that have been spun-off within the past 30 months (but not more recently than six months prior to the applicable rebalancing date), without limitations on market capitalization (including micro-cap securities), but which are primarily small- and mid-cap companies with capitalizations under $10 billion. Beacon Indexes LLC defines a spin-off company as any company resulting from either of the following events: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders or equity “carve-outs” or “partial initial public offerings” in which a parent company sells a percentage of the equity of a subsidiary to public shareholders. The Fund will at all times invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 20.04%, representing a change in market price to $18.97 on August 31, 2010, from $16.09 on August 31, 2009. On an NAV basis, the Fund generated a total return of 19.20%, representing a change in NAV to $18.88 on August 31, 2010, from $16.13 on August 31, 2009. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Index returned 19.31% and the S&P 500 Index returned 4.91% for the same period.

The Fund made an annual distribution of $0.3430 per share on December 31, 2009 to shareholders of record on December 29, 2009.

Performance Attribution
For the 12-month period ended August 31, 2010, the consumer discretionary made the strongest contribution to return, followed by the information technology sector. Health care was the only sector that detracted from return.

Positions that contributed most significantly to performance included VMware, Inc., a provider of virtualization solutions that address information technology problems (not held in the portfolio at period end); HSN, Inc., a television, online and catalog retailer (4.9% long-term investments at period end); and Wabco Holdings Inc., a provider of electronic, mechanical and mechatronic products to manufacturers of commercial vehicles (not held in the portfolio at period end). Positions that detracted most significantly from performance included TeleCommunication Systems, Inc., which develops and applies secure mobile communication technology; Seahawk Drilling, Inc., which provides contract drilling services to the oil and natural gas exploration and production industry in the Gulf of Mexico; and CareFusion Corp., a medical technology company (2.2%, 1.2% and 4.1%, respectively, of long-term investments at period end).

1	On September 24, 2010, the Fund changed its name from Claymore/Beacon Spin-Off ETF.

Annual Report | August 31, 2010 | 17

Management Discussion of Fund Performance continued

WXSP | Wilshire 4500 Completion ETF

Fund Overview
The Wilshire 4500 Completion ETF, NYSE ticker: WXSP (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire 4500 Completion IndexSM (the “Index”).

The Wilshire 4500 is a rules-based index comprised of, as of August 31, 2010, approximately 3,500 securities of U.S. issuers, including common stocks and real estate investment trusts (“REITs”). The Index may include securities of companies of all categories of market capitalizations (subject to certain minimum requirements), as defined by Wilshire Associates Incorporated (“Wilshire”). The Wilshire 4500 is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). Designed to represent the extended market, the Wilshire 4500 is the Wilshire 5000 with the components of the S&P 500 Index® excluded.

The Fund will normally invest at least 80% of its total assets in equity securities that comprise the Wilshire 4500 and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC the “Adviser”) and Guggenheim Partners Asset Management, LLC (the “Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund expects to use a sampling approach in seeking to achieve its investment objective. Sampling means that the Adviser and Sub-Adviser use quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of March 9, 2010, through August 31, 2010.

On a market price basis, the Fund generated a total return of -6.43%, representing a change in market price to $23.44 on August 31, 2010, from $25.05 at inception. On an NAV basis, the Fund generated a total return of -6.75%, representing a change in NAV to $23.36 on August 31, from $25.05 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Index returned -6.74% and the S&P 500 Index returned -6.94% for the same period.

Performance Attribution
For the period from the Fund’s inception date through August 31, 2010, the utilities sector was the only sector into which the Fund’s holdings are categorized with a positive return, contributing to the Fund’s performance. The other nine sectors in which the Fund’s holdings are categorized had negative returns; the health care, consumer discretionary and financials sectors detracted most from the Fund’s performance.

Positions that contributed most significantly to performance included Netflix, Inc. (0.2% of long-term investments at period end), a provider of streaming movies and movie DVDs to subscribers; F5 Networks, Inc. (0.3% of long-term investments at period end), a provider of application delivery networking products; and 3Par, Inc. (0.1% of long-term investments at period end), a provider of utility storage systems that has reached an agreement to be acquired by Hewlett-Packard Company (not held in the portfolio at period end), a provider of technology products and services. Positions that detracted most significantly from performance included Seagate Technology PLC, a manufacturer of hard disc drives (not held in the portfolio at period end); BlackRock, Inc., an investment management firm; and ITT Educational Services, Inc., a provider of postsecondary degree programs in the United States (0.2% and 0.1%, respectively, of long-term investments at period end).

18 | Annual Report | August 31, 2010

Management Discussion of Fund Performance continued

WFVK | Wilshire 5000 Total Market ETF

Fund Overview
The Wilshire 5000 Total Market ETF, NYSE ticker: WFVK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called Wilshire 5000 Total Market IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of August 31, 2010, approximately 4,000 securities, including common stocks and real estate investment trusts (“REITs”). The Index is designed to represent the total U.S. equity market and includes all U.S. equity securities that have readily available prices. The Fund will normally invest at least 80% of its total assets in equity securities that comprise the Wilshire 5000 and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC, the “Adviser”) and Guggenheim Partners Asset Management, LLC (the “Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund expects to use a sampling approach in seeking to achieve its investment objective. Sampling means that the Adviser and Sub-Adviser use quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of March 9, 2010, through August 31, 2010.

On a market price basis, the Fund generated a total return of -6.56%, representing a change in market price to $23.37 on August 31, 2010, from $25.01 at inception. On an NAV basis, the Fund generated a total return of -6.96%, representing a change in NAV to $23.27 on August 31, 2010, from $25.01 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV.

For underlying index and domestic market comparison purposes, the Index returned -6.95% and the S&P 500 Index returned -6.94% for the same period.

Performance Attribution
For the period from the Fund’s inception date through August 31, 2010, the telecommunication services and utilities sectors had positive returns, contributing to the Fund’s performance. The other eight sectors into which the Fund’s holdings are categorized had negative returns; the information technology and financials sectors detracted most from the Fund’s performance.

Positions that contributed most significantly to performance included telecommunications services provider AT&T, Inc.; Apple, Inc., which designs, manufactures and markets computers and other electronic devices; and McDonald’s Corp., a leading quick-service restaurant company (1.4%, 2.0% and 0.6%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included Bank of America Corp., a bank holding company; Microsoft Corp., a leading provider of software and related services; and Cisco Systems, Inc., a provider of networking products and services to the information technology industry (1.1%, 1.7% and 1.0%, respectively, of long-term investments at period end).

Annual Report | August 31, 2010 | 19

Management Discussion of Fund Performance continued

WMCR| Wilshire Micro-Cap ETF

Fund Overview
The Wilshire Micro-Cap ETF, NYSE ticker: WMCR (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Micro-Cap IndexSM (the “Wilshire Micro-Cap Index”). Prior to August 20, 2010, the Fund’s name was the Claymore/Sabrient Stealth ETF, and it sought investment results that corresponded generally to the performance, before the Fund’s fees and expenses, of the Sabrient Stealth Index.

The Wilshire Micro-Cap Index is a rules-based index comprised of, as of August 31, 2010, approximately 1,500 securities of micro-capitalization companies, as defined by Wilshire Associates Incorporated (“Wilshire”). The Wilshire Micro-Cap Index is designed to represent micro-sized companies and is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). The Wilshire Micro-Cap Index represents a float-adjusted, market capitalization-weighted index of the issues ranked below 2500 by market capitalization of the Wilshire 5000. The Fund will at all times invest at least 80% of its total assets in micro-capitalization companies that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC, the “Adviser) and Guggenheim Partners Asset Management, LLC (the “Sub-Adviser”) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund expects to use a sampling approach in seeking to achieve its investment objective. Sampling means that the Adviser and Sub-Adviser use quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2010.

On a market price basis, the Fund generated a total return of 2.90%, representing a change in market price to $14.38 on August 31, 2010, from $14.11 on August 31, 2009. On an NAV basis, the Fund generated a total return of 1.97%, representing a change in NAV to $14.33 on August 31, 2010, from $14.19 on August 31, 2009. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index comparison purposes, the combined underlying index returned 3.34%, which includes both the returns of the Fund’s previous underlying index, the Sabrient Stealth Index (September 1, 2009 through August 19, 2010) and the current underlying index, the Wilshire Micro-Cap Index (August 20, 2010 through August 31, 2010). For broad market comparison purposes, the S&P 500 Index returned 4.91% for the same period.

The Fund made an annual distribution of $0.1500 per share on December 31, 2009 to shareholders of record on December 29, 2009.

Performance Attribution
For the 12-month period ended August 31, 2010, the financials sector made the strongest contribution to the Fund’s performance; the consumer discretionary and information technology sectors were the only sectors with negative returns, detracting from the Fund’s performance.

Positions that contributed most significantly to performance included China Agritech, Inc., a Chinese company that manufactures and sells organic liquid compound fertilizers and related agricultural products (not held in the portfolio at period end); Integrated Silicon Solution, Inc., a semiconductor company that designs and markets integrated circuits (0.4% of long-term investments at period end); and Dillard’s, Inc., a retailer of apparel and home furnishings (not held in the portfolio at period end). Positions that detracted most significantly from performance included SuperMedia, Inc., a publisher of yellow pages directories in the United States; the Bon-Ton Stores, Inc., a regional department store operator with stores in the Northeast and Midwest; and Radio One, Inc., a radio broadcasting company that targets primarily African-American and urban listeners (the three aforementioned positions were not held in the portfolio at period end).

20 | Annual Report | August 31, 2010

Management Discussion of Fund Performance continued

WREI | Wilshire US REIT ETF

Fund Overview
The Wilshire US REIT ETF, NYSE ticker: WREI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Real Estate Investment Trust IndexSM (“Wilshire US REIT” or the “Index”).

The Wilshire US REIT is a rules-based index comprised of, as of August 31, 2010, approximately 85 securities, which may include securities of companies of all categories of market capitalizations, (subject to certain minimum requirements), as defined by Wilshire Associates Incorporated (“Wilshire”). The Wilshire US REIT is comprised primarily of real estate investment trusts (“REITs”) and is derived from the broader Wilshire 5000 Total Market IndexSM. The Index is designed to serve as a proxy for direct real estate investment by institutions. The Wilshire US REIT is weighted by float-adjusted market capitalization. The Fund will normally invest at least 80% of its total assets in equity securities that comprise the Wilshire US REIT and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Guggenheim Investment Advisors, LLC (formerly known as Claymore Advisors, LLC, the “Adviser”) and Guggenheim Partners Asset Management, LLC (the “Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of March 9, 2010, through August 31, 2010.

On a market price basis, the Fund generated a total return of 8.15%, representing a change in market price to $27.17 on August 31, 2010, from $25.28 at inception. On an NAV basis, the Fund generated a total return of 8.59%, representing a change in NAV to $27.28 on August 31, from $25.28 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Wilshire US REIT Index returned 8.74% and the FTSE NAREIT Equity REIT Index returned 8.65% for the same period.

The Fund made quarterly per share distributions of $0.1580 on June 30, 2010 and $0.2120 on September 30, 2010.

Performance Attribution
All of the Fund’s holdings are categorized in the financials sector, which is subdivided into subsectors representing various types of real estate investment trusts. For the period from the Fund’s inception date through August 31, 2010, the residential REIT sector made the strongest contribution to return; only the industrial REIT sector had a negative return, detracting from the Fund’s performance.

Positions that contributed most significantly to performance included Simon Property Group, Inc., which invests in regional malls, community/lifestyle centers and international properties in North America, Europe and Asia; Equity Residential, which is focused on the acquisition, development and management of apartment properties in the US; and Vornado Realty Trust, which owns, develops and manages office and retail properties (10.4%, 5.1% and 5.8%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included ProLogis, a global provider of industrial distribution facilities; General Growth Properties, Inc., which invests mainly in regional shopping malls; and Hospitality Properties Trust, which invests mainly in hotels (2.0%, 1.4% and 0.9%, respectively, of long-term investments at period end).

Annual Report | August 31, 2010 | 21

Management Discussion of Fund Performance continued

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the funds and it is not soliciting an offer to buy securities of the Funds. There can be no assurance that the funds will achieve their investment objectives. Below are some general risks and considerations associated with investing in an ETF and may not apply to each of the ETFs listed in the report. Please refer to the individual ETF prospectus for a more detailed discussion of the fund-specific risks and considerations.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. This includes the risk that the value of the securities held by the funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the funds participate, or factors relating to specific companies in which the funds invest.

Foreign Investment Risk. The funds’ investments in non-U.S. issuers, although limited to ADRs and GDRs(EEB only), may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the funds’ investments or prevent the funds from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the funds have invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk: Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Industry Risk. To the extent that any funds focus their investments in a particular industry or group of related industries, the NAV of the funds will be more susceptible to factors affecting that industry or sector.

Micro-, Small and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Portfolio Turnover Risk. Certain funds may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of their respective index, and therefore the fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to the fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the fund’s shareholders, the fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Replication Management Risk. Unlike many investment companies, these funds are not “actively” managed. Therefore, they won’t necessarily sell a security because the security’s issuer was in financial trouble unless that stock is removed from the index.

Non-Correlation Risk: The funds’ return may not match the return of the index for a number of reasons. For example, the fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the funds’ securities holdings to reflect changes in the composition of the Index. The funds may not be fully invested at times, either as a result of cash flows into the funds or reserves of cash held by the funds to meet redemptions and expenses. If the funds utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the index with the same weightings as the index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Guggenheim BRIC ETF is also subject to risks incurred by investing in companies that are located in Brazil, Russia, India and China. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, which have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation. Investing in securities of Indian companies involves additional risks, including, but not limited to greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. As an investor in such companies, the Fund is indirectly subject to those risks.

The Guggenheim Multi-Asset Income ETF is also subject to risks incurred by investing in preferred stocks—some that may be rated below investment grade, REITs, and other investment companies.

The Guggenheim Sector Rotation ETF is also subject to various sector risks, which will can cause the NAV of the fund to be more susceptible to factors affecting those sectors.

The Guggenheim Ocean Tomo Patent ETF and the Guggenheim Ocean Tomo Growth Index ETF are also subject to patent risk meaning that the companies in which they invest (via the Index) can be significantly affected by patent considerations, including the termination of their patent protection for their products.

Guggenheim Raymond James SB-1 Equity ETF is also subject to risks relating to Raymond James & Associates Equity Securities Ratings. The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts.

22 | Annual Report | August 31, 2010

Management Discussion of Fund Performance continued

Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the funds will continue to be met or will remain unchanged.

In addition to the risks described above, there are certain other risks related to investing in the funds. These risks are described further in the Prospectus and Statement of Additional Information.

Annual Report | August 31, 2010 | 23

Fund Summary & Performance | As of August 31, 2010 (unaudited)

EEB | Guggenheim BRIC ETF1

Fund Statistics
Share Price	$40.06
Net Asset Value	$40.04
Premium/Discount to NAV	0.05%
Net Assets ($000)	$1,077,197

Total Returns
(Inception 9/21/06)	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim BRIC ETF
NAV	17.23%	1.48%	14.96%
Market	17.35%	1.45%	14.97%
The BNY Mellon
BRIC Select ADR Index	17.92%	1.92%	15.68%
MSCI Emerging
Markets Index	18.02%	-1.50%	8.15%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.58 per share for share price returns or initial net asset value (NAV) of $24.58 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.69%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.63% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.64%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Energy	22.4%
Financials	19.9%
Materials	18.0%
Telecommunication Services	14.0%
Information Technology	9.8%
Consumer Staples	5.3%
Consumer Discretionary	3.3%
Utilities	3.2%
Industrials	2.4%
Health Care	1.2%
Total Common and Preferred Stocks	99.5%
Investments of Collateral for Securities Loaned	8.1%
Total Investments	107.6%
Liabilities in excess of Other Assets	-7.6%
Net Assets	100.0%

Country Breakdown	% of Long-Term Investments
Brazil	52.7%
China	31.6%
India	12.6%
Russia	3.1%

Top Ten Holdings	% of Long-Term Investments
Vale SA, Preference Shares, ADR	7.0%
Petroleo Brasileiro SA, Preference Shares, ADR	6.7%
China Mobile Ltd., ADR	6.3%
Itau Unibanco Holding SA, Preference Shares, ADR	5.8%
Petroleo Brasileiro SA, ADR	5.5%
Vale SA, ADR	5.1%
Banco Bradesco SA, Preference Shares, ADR	4.6%
CNOOC Ltd., ADR	3.9%
Infosys Technologies Ltd., ADR	3.8%
PetroChina Co. Ltd., ADR	2.9%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI Emerging Markets Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is not possible to invest directly in the MSCI Emerging Market Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1	Effective September 24, 2010, the name of the Fund changed from Claymore/BNY Mellon BRIC ETF.

24 | Annual Report | August 31, 2010

Fund Summary & Performance (unaudited) continued

DEF | Guggenheim Defensive Equity ETF1

Fund Statistics
Share Price	$22.05
Net Asset Value	$22.03
Premium/Discount to NAV	0.09%
Net Assets ($000)	$14,321

Total Returns
(Inception 12/15/06)	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim Defensive Equity ETF
NAV	16.62%	-3.54%	-1.56%
Market	16.85%	-3.46%	-1.55%
Sabrient Defensive Equity Index	17.52%	-2.78%	-0.80%
S&P 500 Index	4.91%	-8.66%	-5.89%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.35%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.42%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Utilities	26.6%
Consumer Staples	15.8%
Telecommunication Services	14.1%
Energy	13.5%
Financials	11.7%
Health Care	6.1%
Consumer Discretionary	5.1%
Information Technology	2.9%
Materials	2.0%
Industrials	1.8%
Total Common Stocks, Preferred Stocks, Master Limited Partnerships and Income Trusts	99.6%
Investments of Collateral for Securities Loaned	5.4%
Total Investments	105.0%
Liabilities in excess of Other Assets	-5.0%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Cia Energetica de Minas Gerais, ADR (Brazil)	1.1%
CMS Energy Corp.	1.1%
Dollar Tree, Inc.	1.1%
Broadridge Financial Solutions, Inc.	1.1%
NTT DoCoMo, Inc., ADR (Japan)	1.1%
Novartis AG, ADR (Switzerland)	1.1%
Enersis SA, ADR (Chile)	1.1%
Ameren Corp.	1.1%
McDonald’s Corp.	1.1%
Validus Holdings Ltd. (Bermuda)	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1	Effective September 24, 2010, the name of the Fund changed from Claymore/Sabrient Defensive Equity Index ETF.

Annual Report | August 31, 2010 | 25

Fund Summary & Performance (unaudited) continued

NFO | Guggenheim Insider Sentiment ETF1

Fund Statistics
Share Price	$25.55
Net Asset Value	$25.56
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$90,744

Total Returns
		Three Year	Since Inception
(Inception 9/21/06)	One Year	(Annualized)	(Annualized)
Guggenheim Insider Sentiment ETF
NAV	9.83%	-2.97%	1.80%
Market	9.87%	-2.94%	1.79%
Sabrient Insider Sentiment Index	10.69%	-2.30%	2.49%
S&P 500 Index	4.91%	-8.66%	-3.68%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.14%. In the Financial Highlights section of the Annual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.83%. There is a contractual fee waiver in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financials	19.1%
Consumer Discretionary	16.1%
Information Technology	15.4%
Materials	11.9%
Utilities	10.1%
Industrials	9.0%
Energy	7.5%
Health Care	6.8%
Consumer Staples	4.0%
Total Common Stocks, Master Limited Partnerships and Tracking Stocks	99.9%
Investments for Collateral for Securities Loaned	2.1%
Total Investments	102.0%
Liabilities in excess of Other Assets	-2.0%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Fossil, Inc.	1.4%
Endo Pharmaceuticals Holdings, Inc.	1.3%
Healthspring, Inc.	1.3%
Clearwater Paper Corp.	1.3%
International Coal Group, Inc.	1.2%
Ancestry.com, Inc.	1.2%
NiSource, Inc.	1.2%
El Paso Electric Co.	1.2%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	1.2%
Lubrizol Corp.	1.2%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1   Effective September 24, 2010, the name of the Fund changed from Claymore/Sabrient Insider ETF.

26 | Annual Report | August 31, 2010

Fund Summary & Performance (unaudited) continued

XGC | Guggenheim International Small Cap LDRs ETF1

Fund Statistics
Share Price	$20.40
Net Asset Value	$20.57
Premium/Discount to NAV	-0.83%
Net Assets ($000)	$6,171

Total Returns
		Three Year	Since Inception
(Inception 4/2/07)	One Year	(Annualized)	(Annualized)
Guggenheim International
Small Cap LDRs ETF
NAV	24.84%	-5.51%	-4.87%
Market	24.03%	-5.78%	-5.10%
The BNY Mellon
Small Cap Select ADR Index	25.23%	-4.77%2	-3.91%2
MSCI All-Country World ex-US
Small Cap Index	5.15%	-8.92%	-8.14%
S&P 500 Index	4.91%	-8.66%	-6.44%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.02 per share for share price returns or initial net asset value (NAV) of $25.02 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.45% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Country Breakdown	% of Long-Term Investments
Cayman Islands	25.3%
Brazil	20.2%
Chile	13.3%
Mexico	7.4%
China	5.6%
Russia	4.2%
Japan	3.6%
Argentina	3.3%
Israel	3.2%
Netherlands	2.9%
South Korea	2.6%
South Africa	2.4%
Hungary	1.3%
Ireland	1.2%
India	1.1%
Luxembourg	1.0%
Indonesia	0.6%
British, Virgin Islands	0.5%
Denmark	0.3%

Portfolio Breakdown	% of Net Assets
Information Technology	21.7%
Industrials	16.8%
Consumer Discretionary	11.9%
Financials	10.9%
Telecommunication Services	9.5%
Utilities	8.5%
Materials	8.2%
Consumer Staples	7.9%
Health Care	3.7%
Energy	0.7%
Total Long-Term Investments	99.8%
Investments of Collateral for Securities Loaned	23.1%
Total investments	122.9%
Liabilities in excess of Other Assets	-22.9%
Net Assets	100.0%

1	Effective September 24, 2010, the name of the Fund changed from Claymore/BNY Mellon International Small Cap LDRs ETF.

2
The above benchmark returns reflect the blended return of the Great Companies Large-Cap Growth Index from 4/2/2007 - 7/26/2009 and the return of The BNY Mellon Small Cap Select ADR Index from 7/27/2009 - 8/31/2010.

Annual Report | August 31, 2010 | 27

Fund Summary & Performance (unaudited) continued

XGC | Guggenheim International Small Cap LDRs ETF (continued)

% of Total
Top Ten Holdings	Investments
Lan Airlines SA, ADR	3.7%
Banco Santander Chile, ADR	3.6%
Empresa Brasileira de Aeronautica SA, ADR	3.2%
NetEase.com, ADR	3.0%
New Oriental Education & Technology Group, ADR	3.0%
NET Servicos de Comunicacao SA, ADR	2.6%
Woori Finance Holdings Co. Ltd., ADR	2.6%
Sappi Ltd., ADR	2.4%
Cia Paranaense de Energia, ADR	2.3%
Wimm-Bill-Dann Foods OJSC, ADR	2.2%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index and the MSCI All-Country World ex-US Small Cap Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. MSCI All Country World ex-US Small Cap Index represents an exhaustive representation of this size segment by targeting companies that are in the Investable Market Index but not in the Standard Index. The indices include 47 Developed and Emerging Markets excluding the United States as well as Value and Growth style indices and industry indices based on the Global Industry Classification Standard (GICS). Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

28 | Annual Report | August 31, 2010

Fund Summary & Performance (unaudited) continued

CZA | Guggenheim Mid-Cap Core ETF1

Fund Statistics
Share Price	$24.07
Net Asset Value	$24.02
Premium/Discount to NAV	0.21%
Net Assets ($000)	$6,005

Total Returns
		Three Year	Since Inception
(Inception 4/2/07)	One Year	(Annualized)	(Annualized)
Guggenheim Mid-Cap Core ETF
NAV	16.53%	-1.49%	-0.85%
Market	16.72%	-1.54%	-0.79%
Zacks Mid-Cap Core Index	17.64%	-0.31%	0.40%
S&P 500 Index	4.91%	-8.66%	-6.44%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 3.88%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 3.34%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Information Technology	16.7%
Financials	15.3%
Utilities	14.2%
Industrials	13.8%
Energy	13.5%
Health Care	10.9%
Materials	5.7%
Consumer Discretionary	5.3%
Telecommunication Services	2.6%
Consumer Staples	1.9%
Total Common Stocks and Master Limited Partnerships	99.9%
Investments of Collateral for Securities Loaned	2.9%
Total Investments	102.8%
Liabilities in excess of Other Assets	-2.8%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Analog Devices, Inc.	2.3%
Dover Corp.	2.3%
Humana, Inc.	2.3%
ITT Corp.	2.2%
Mattel, Inc.	2.2%
Plains All American Pipeline LP	2.2%
CIT Group, Inc.	2.1%
Cablevision Systems Corp. - Class A	2.0%
Warner Chilcott PLC - Class A (Ireland)	2.0%
Check Point Software Technologies Ltd. (Israel)	2.0%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1   Effective September 24, 2010, the name of the Fund changed from Claymore/Zacks Mid-Cap Core ETF.

Annual Report | August 31, 2010 | 29

Fund Summary & Performance (unaudited) continued

CVY | Guggenheim Multi-Asset Income ETF1

Fund Statistics
Share Price	$18.31
Net Asset Value	$18.30
Premium/Discount to NAV	0.05%
Net Assets ($000)	$279,949

Total Returns
		Three Year	Since Inception
(Inception 9/21/06)	One Year	(Annualized)	(Annualized)
Guggenheim Multi-Asset Income ETF
NAV	17.82%	-5.06%	-1.83%
Market	17.87%	-5.00%	-1.82%
Zacks Multi-Asset Income Index	18.51%	-4.20%	-0.78%
S&P 500 Index	4.91%	-8.66%	-3.68%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.96 per share for share price returns or initial net asset value (NAV) of $24.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.10%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.79%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financials	21.1%
Energy	18.3%
Utilities	14.1%
Consumer Staples	10.7%
Health Care	5.2%
Consumer Discretionary	5.0%
Telecommunications	4.9%
Industrials	4.1%
Materials	3.9%
Information Technology	2.4%
Common Stocks, Preferred Stocks, Master Limited Partnerships, and Income Trusts	89.7%
Closed End Funds	9.9%
Total Long-Term Investments	99.6%
Investments of Collateral for Securities Loaned	7.5%
Total Investments	107.1%
Liabilities in excess of Other Assets	-7.1%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Linn Energy LLC	1.7%
Copano Energy LLC	1.4%
ConocoPhillips	1.4%
Chevron Corp.	1.3%
AstraZeneca PLC, ADR	1.1%
Philip Morris International, Inc.	1.1%
Telefonica SA, ADR	1.1%
EI du Pont de Nemours & Co.	1.1%
Pengrowth Energy Trust	1.1%
GlaxoSmithKline PLC, ADR	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1   Effective September 24, 2010, the name of the Fund changed from Claymore/Zacks Multi-Asset Income Index ETF

30 | Annual Report | August 31, 2010

Fund Summary & Performance (unaudited) continued

OTR | Guggenheim Ocean Tomo Growth Index ETF1

Fund Statistics
Share Price	$23.46
Net Asset Value	$23.16
Premium/Discount to NAV	1.30%
Net Assets ($000)	$4,632

Total Returns
		Three Year	Since Inception
(Inception 4/2/07)	One Year	(Annualized)	(Annualized)
Guggenheim Ocean Tomo
Growth Index ETF
NAV	10.19%	-4.99%	-1.91%
Market	12.35%	-4.59%	-1.54%
Ocean Tomo 300® Patent
Growth Index	10.91%	-4.10%	-0.87%
S&P 500 Index	4.91%	-8.66%	-6.44%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 5.30%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 3.03%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Information Technology	32.9%
Health Care	25.7%
Consumer Discretionary	16.1%
Consumer Staples	13.4%
Industrials	11.1%
Materials	0.9%
Total Common Stock	100.1%
Investments of Collateral for Securities Loaned	1.1%
Total Investments	101.2%
Liabilities in excess of Other Assets	-1.2%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
International Business Machines Corp.	14.6%
GlaxoSmithKline PLC, ADR (United Kingdom)	12.5%
Amazon.com, Inc.	7.0%
Altria Group, Inc.	6.0%
Boeing Co.	5.7%
DIRECTV - Class A	4.6%
Accenture PLC - Class A (Ireland)	3.5%
Gilead Sciences, Inc.	3.4%
Lockheed Martin Corp.	3.4%
Research In Motion Ltd. (Canada)	3.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1   Effective September 24, 2010, the name of the Fund changed from Claymore/Ocean Tomo Growth Index ETF.

Annual Report | August 31, 2010 | 31

Fund Summary & Performance (unaudited) continued

OTP | Guggenheim Ocean Tomo Patent ETF1

Fund Statistics
Share Price	$21.18
Net Asset Value	$21.11
Premium/Discount to NAV	0.33%
Net Assets ($000)	$15,832

Total Returns
		Three Year	Since Inception
(Inception 12/15/06)	One Year	(Annualized)	(Annualized)
Guggenheim Ocean Tomo
Patent ETF
NAV	2.44%	-7.28%	-3.36%
Market	2.88%	-6.89%	-3.28%
Ocean Tomo 300® Patent Index	3.15%	-6.56%	-2.59%
S&P 500 Index	4.91%	-8.66%	-5.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.27 per share for share price returns or initial net asset value (NAV) of $25.27 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.38%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.61%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Country Breakdown	% of Long-Term Investments
United States	80.1%
United Kingdom	7.9%
Japan	4.3%
France	1.7%
Ireland	1.4%
Switzerland	1.0%
Canada	0.9%
Sweden	0.7%
Finland	0.7%
Taiwan	0.4%
Bermuda	0.4%
Channel Islands	0.3%
South Korea	0.2%

Portfolio Breakdown	% of Net Assets
Information Technology	35.5%
Health Care	20.0%
Energy	12.3%
Industrials	9.4%
Consumer Discretionary	7.1%
Telecommunication Services	6.8%
Materials	3.6%
Consumer Staples	3.3%
Financials	1.3%
Utilities	0.2%
Total Common Stocks	99.5%
Exchange Traded Funds	0.2%
Investments of Collateral for Securities Loaned	0.9%
Total Investments	100.6%
Liabilities in excess of Other Assets	-0.6%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Apple, Inc.	4.7%
Microsoft Corp.	4.3%
Royal Dutch Shell PLC, ADR (United Kingdom)	3.5%
AT&T, Inc.	3.4%
Johnson & Johnson	3.3%
International Business Machines Corp.	3.3%
General Electric Co.	3.3%
Chevron Corp.	3.1%
Pfizer, Inc.	2.7%
Cisco Systems, Inc.	2.4%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.3 It is not possible to invest directly in the S&P 500 Index.3 Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1  Effective September 24, 2010, the name of the Fund changed from Claymore/Ocean Tomo Patent ETF.

32 | Annual Report | August 31, 2010

Fund Summary & Performance (unaudited) continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF1

Fund Statistics
Share Price	$15.95
Net Asset Value	$15.96
Premium/Discount to NAV	-0.06%
Net Assets ($000)	$51,434

Total Returns
Performance inclusive of Predecessor Fund (Inception 5/19/06)	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim Raymond
James SB-1 Equity ETF
NAV	11.84%	-6.83%	-1.86%
Market	11.86%	-2.79%	-2.67%
Raymond James SB-1 Equity Index	12.62%	-5.78%	-0.72%
S&P MidCap 400 Index	11.87%	-4.28%	0.21%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

On September 3, 2008, the Claymore/Raymond James SB-1 Equity ETF acquired the assets and adopted the financial and performance history of Claymore/Raymond James SB-1 Equity Fund (the “Predecessor Fund”), which had an inception date of May 19, 2006. For the period prior to September 3, 2008, the performance information provided relates exclusively to the Predecessor Fund, is based on NAV performance history of the Predecessor Fund and reflects the operating expenses of the Predecessor Fund.

The Fund’s annual operating expense ratio of 0.75% is expressed as a unitary fee and covers all expenses of the Fund, except for the distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Information Technology	25.9%
Energy	19.1%
Financials	18.9%
Consumer Discretionary	16.6%
Industrials	10.5%
Telecommunication Services	4.6%
Health Care	3.8%
Consumer Staples	0.6%
Total Common Stocks and Master Limited Partnerships	100.0%
Investments of Collateral for Securities Loaned	1.6%
Total Investments	101.6%
Liabilities in excess of Other Assets	-1.6%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Cogent, Inc.	0.8%
Art Technology Group, Inc.	0.7%
Vocus, Inc.	0.7%
Radiant Systems, Inc.	0.7%
Terremark Worldwide, Inc.	0.7%
IESI-BFC Ltd. (Canada)	0.7%
Select Comfort Corp.	0.7%
Red Robin Gourmet Burgers, Inc.	0.7%
ADTRAN, Inc.	0.7%
Skyworks Solutions, Inc.	0.7%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s MidCap 400 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P MidCap 400 Index is a market-weighted index of 400 domestic mid-cap stocks chosen for market capitalization, liquidity, and industry group presentation. It is not possible to invest directly in the S&P MidCap 400 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1  Effective September 24, 2010, the name of the Fund changed from Claymore/Raymond James SB-1 Equity ETF.

Annual Report | August 31, 2010 | 33

Fund Summary & Performance (unaudited) continued

XRO | Guggenheim Sector Rotation ETF1

Fund Statistics
Share Price	$20.23
Net Asset Value	$20.22
Premium/Discount to NAV	0.05%
Net Assets ($000)	$20,239

Total Returns
		Three Year	Since Inception
(Inception 9/21/06)	One Year	(Annualized)	(Annualized)
Guggenheim Sector Rotation ETF
NAV	10.97%	-11.21%	-4.65%
Market	11.14%	-11.27%	-4.64%
Zacks Sector Rotation Index	11.77%	-10.67%	-4.12%
S&P 500 Index	4.91%	-8.66%	-3.68%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.96%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.17%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Information Technology	30.5%
Financials	24.3%
Consumer Discretionary	20.1%
Health Care	14.9%
Telecommunications	3.8%
Industrials	3.8%
Consumer Staples	1.4%
Materials	1.1%
Total Common Stocks	99.9%
Investments of Collateral for Securities Loaned	2.4%
Total Investments	102.3%
Liabilities in excess of Other Assets	-2.3%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
VMware, Inc. - Class A	2.2%
Simon Property Group, Inc. - REIT	2.0%
Salesforce.com, Inc.	1.8%
Home Depot, Inc.	1.8%
Intuit, Inc.	1.8%
Apple, Inc.	1.7%
Starbucks Corp.	1.7%
Cognizant Technology Solutions Corp. - Class A	1.6%
Boston Properties, Inc. - REIT	1.6%
Express Scripts, Inc.	1.6%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1  Effective September 24, 2010, the name of the Fund changed from Claymore/Zacks Sector Rotation ETF.

34 | Annual Report | August 31, 2010

Fund Summary & Performance (unaudited) continued

CSD | Guggenheim Spin-Off ETF1

Fund Statistics
Share Price	$18.97
Net Asset Value	$18.88
Premium/Discount to NAV	0.48%
Net Assets ($000)	$14,162

Total Returns
		Three Year	Since Inception
(Inception 12/15/06)	One Year	(Annualized)	(Annualized)
Guggenheim Spin-Off ETF
NAV	19.20%	-11.56%	-5.93%
Market	20.04%	-11.37%	-5.81%
Beacon Spin-off Index	19.31%	-11.15%	-5.46%
S&P 500 Index	4.91%	-8.66%	-5.89%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.18 per share for share price returns or initial net asset value (NAV) of $25.18 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.90%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.57%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer Discretionary	27.0%
Information Technology	20.2%
Consumer Staples	15.2%
Financials	11.8%
Industrials	7.8%
Health Care	6.4%
Materials	5.3%
Utilities	4.8%
Energy	1.2%
Total Common Stock and Master Limited Partnerships	99.7%
Investments of Collateral for Securities Loaned	1.2%
Total Investments	100.9%
Liabilities in excess of Other Assets	-0.9%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Philip Morris International, Inc.	5.5%
Clearwater Paper Corp.	5.3%
AOL, Inc.	5.0%
Lorillard, Inc.	5.0%
Ascent Media Corp. - Class A	4.9%
HSN, Inc.	4.9%
Brookfield Infrastructure Partners LP (Bermuda)	4.9%
Dr Pepper Snapple Group, Inc.	4.7%
Total System Services, Inc.	4.7%
Altisource Portfolio Solutions SA (Luxembourg)	4.6%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1  Effective September 24, 2010, the name of the Fund changed from Claymore/Beacon Spin-Off ETF.

Annual Report | August 31, 2010 | 35

Fund Summary & Performance (unaudited) continued

WXSP | Wilshire 4500 Completion ETF

Fund Statistics
Share Price	$23.44
Net Asset Value	$23.36
Premium/Discount to NAV	0.34%
Net Assets ($000)	$4,672

Total Returns
Since
(Inception 3/9/10)	Inception
Wilshire 4500 Completion
NAV	-6.75%
Market	-6.43%
Wilshire 4500 Completion IndexSM	-6.74%
S&P 500 Index	-6.94%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.18% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financials	22.6%
Information Technology	15.4%
Industrials	13.6%
Consumer Discretionary	13.4%
Health Care	11.4%
Energy	6.7%
Materials	6.4%
Utilities	4.7%
Consumer Staples	3.6%
Telecommunication Services	1.9%
Total Common Stocks and Tracking Stocks	99.7%
Investments of Collateral for Securities Loaned	2.2%
Total Investments	101.9%
Liabilities in excess of Other Assets	-1.9%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Crown Castle International Corp.	0.6%
Mosaic Co. (The)	0.5%
Las Vegas Sands Corp.	0.4%
Annaly Capital Management, Inc. - REIT	0.4%
Bunge Ltd. (Bermuda)	0.4%
CIT Group, Inc.	0.4%
Marvell Technology Group Ltd. (Bermuda)	0.3%
Liberty Global, Inc. - Class A	0.3%
Delta Air Lines, Inc.	0.3%
Calpine Corp.	0.3%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

36 | Annual Report | August 31, 2010

Fund Summary & Performance (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF

Fund Statistics
Share Price	$23.37
Net Asset Value	$23.27
Premium/Discount to NAV	0.43%
Net Assets ($000)	$2,327

Total Returns
Since
(Inception 3/9/10)	Inception
Wilshire 5000 Total Market ETF
NAV	-6.96%
Market	-6.56%
Wilshire 5000 Total Market IndexSM	-6.95%
S&P 500 Index	-6.94%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.01 per share for share price returns or initial net asset value (NAV) of $25.01 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.12% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Information Technology	18.0%
Financials	17.0%
Health Care	11.6%
Consumer Discretionary	10.6%
Industrials	10.5%
Energy	10.4%
Consumer Staples	10.4%
Materials	4.1%
Utilities	3.9%
Telecommunication Services	3.1%
Common Stocks and Tracking Stocks	99.6%
Investments of Collateral for Securities Loaned	0.5%
Total Investments	100.1%
Liabilities in excess of Other Assets	-0.1%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Exxon Mobil Corp.	2.7%
Apple, Inc.	2.0%
Microsoft Corp.	1.7%
Procter & Gamble Co. (The)	1.6%
AT&T, Inc.	1.4%
Johnson & Johnson	1.4%
General Electric Co.	1.4%
International Business Machines Corp.	1.4%
Chevron Corp.	1.3%
JPMorgan Chase & Co.	1.3%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

Annual Report | August 31, 2010 | 37

Fund Summary & Performance (unaudited) continued

WMCR | Wilshire Micro-Cap ETF1

Fund Statistics
Share Price	$14.38
Net Asset Value	$14.33
Premium/Discount to NAV	0.35%
Net Assets ($000)	$4,311

Total Returns
		Three Year	Since Inception
(Inception 9/21/06)	One Year	(Annualized)	(Annualized)
Wilshire Micro-Cap ETF1
NAV	1.97%	-16.35%	-11.69%
Market	2.90%	-16.17%	-11.61%
Sabrient Stealth Index/Wilshire
US Micro-Cap IndexSM1	3.34%	-15.57%	-10.84%
S&P 500 Index	4.91%	-8.66%	-3.68%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.15 per share for share price returns or initial net asset value (NAV) of $25.15 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.50% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financials	25.2%
Health Care	19.2%
Information Technology	18.9%
Industrials	12.0%
Consumer Discretionary	11.1%
Energy	7.9%
Consumer Staples	2.0%
Materials	1.9%
Telecommunication Services	1.4%
Utilities	0.9%
Total Common Stocks	100.5%
Investments of Collateral for Securities Loaned	6.3%
Total Investments	106.8%
Liabilities in excess of Other Assets	-6.8%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Diamond Management & Technology Consultants, Inc.	1.0%
LivePerson, Inc.	0.9%
Associated Estates Realty Corp. - REIT	0.9%
Unica Corp.	0.9%
Micrus Endovascular Corp.	0.9%
Ceva, Inc.	0.9%
American Oil & Gas, Inc.	0.8%
HFF, Inc. - Class A	0.8%
Virage Logic Corp.	0.8%
Centerstate Banks, Inc.	0.8%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

1  Effective August 20, 2010, the Fund changed its name from Claymore/Sabrient Stealth ETF to the Wilshire Micro-Cap ETF. At that time, the Fund changed its current policy of seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Stealth Index. Instead, the Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called Wilshire US Micro-Cap Index. As a result, the above benchmark returns reflect the blended return of the Sabrient Stealth Index for the applicable time period from 9/21/06 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 8/31/10. In addition, the 0.60% expense cap was replaced with a 0.50% unitary investment advisory fee.

38 | Annual Report | August 31, 2010

Fund Summary & Performance (unaudited) continued

WREI | Wilshire US REIT ETF

Fund Statistics
Share Price	$27.17
Net Asset Value	$27.28
Premium/Discount to NAV	-0.40%
Net Assets ($000)	$5,455

Total Returns
Since
(Inception 3/9/10)	Inception
Wilshire US REIT ETF
NAV	8.59%
Market	8.15%
Wilshire US REIT IndexSM	8.74%
FTSE Nareit Equity REIT Index	8.65%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The Fund’s annual operating expense ratio of 0.32% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Since inception returns assume a purchase of the Fund at the initial share price of $25.28 per share for share price returns or initial net asset value (NAV) of $25.28 per share for NAV returns. Returns for periods of less than one year are not annualized.

Portfolio Breakdown	% of Net Assets
Financials	99.7%
Total Investments	99.7%
Other Assets in excess of Liabilities	0.3%
Net Assets	100.0%

% of Total
Top Ten Holdings	Investments
Simon Property Group, Inc.	10.4%
Vornado Realty Trust	5.8%
Public Storage	5.4%
Equity Residential	5.1%
Boston Properties, Inc.	4.4%
HCP, Inc.	4.1%
AvalonBay Communities, Inc.	3.4%
Host Hotels & Resorts, Inc.	3.2%
Ventas, Inc.	3.1%
Health Care REIT, Inc.	2.2%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the FTSE NAREIT Equity REIT Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The FTSE NAREIT Equity REIT Index is a free float-adjusted index of REITs that own, manage and lease investment-grade commercial real-estate. Specifically, a company is classified as an Equity REIT if 75 percent or more of its gross invested book assets is invested in real property. It is not possible to invest directly in the FTSE NAREIT Equity REIT Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

Annual Report | August 31, 2010 | 39

Overview of Fund Expenses | As of August 31, 2010 (unaudited)

As a shareholder of Guggenheim BRIC ETF; Guggenheim Defensive Equity ETF; Guggenheim Insider Sentiment ETF; Guggenheim International Small Cap LDRs ETF; Guggenheim Mid-Cap Core ETF; Guggenheim Multi-Asset Income ETF; Guggenheim Ocean Tomo Growth Index ETF; Guggenheim Ocean Tomo Patent ETF; Guggenheim Raymond James SB-1 Equity ETF; Guggenheim Sector Rotation ETF; Guggenheim Spin-Off ETF; Wilshire 4500 Completion ETF; Wilshire 5000 Total Market ETF; Wilshire Micro-Cap ETF and Wilshire US REIT ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2010.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period1
	3/1/10	8/31/10	8/31/10	3/1/10 - 8/31/10
Guggenheim BRIC ETF3
Actual	$1,000.00	$998.24	0.63%	$3.17
Hypothetical (5% annual return before expenses)	1,000.00	1,022.03	0.63%	3.21
Guggenheim Defensive Equity ETF3
Actual	1,000.00	1,048.06	0.65%	3.36
Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	0.65%	3.31
Guggenheim Insider Sentiment ETF3
Actual	1,000.00	972.97	0.65%	3.23
Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	0.65%	3.31
Guggenheim International Small Cap LDRs ETF
Actual	1,000.00	1,053.25	0.45%	2.33
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	0.45%	2.29
Guggenheim Mid-Cap Core ETF3
Actual	1,000.00	1,015.21	0.65%	3.30
Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	0.65%	3.31
Guggenheim Multi-Asset Income ETF3
Actual	1,000.00	1,040.23	0.65%	3.34
Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	0.65%	3.31
Guggenheim Ocean Tomo Growth Index ETF3
Actual	1,000.00	965.01	0.65%	3.22
Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	0.65%	3.31
Guggenheim Ocean Tomo Patent ETF3
Actual	1,000.00	940.30	0.65%	3.18
Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	0.65%	3.31

40 | Annual Report | August 31, 2010

Overview of Fund Expenses (unaudited) continued

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period1
	3/1/10	8/31/10	8/31/10	3/1/10 - 8/31/10
Guggenheim Raymond James SB-1 Equity ETF
Actual	$1,000.00	$952.27	0.70%	$3.44
Hypothetical (5% annual return before expenses)	1,000.00	1,021.68	0.70%	3.57
Guggenheim Spin-Off ETF3
Actual	1,000.00	983.33	0.65%	3.25
Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	0.65%	3.31
Guggenheim Sector Rotation ETF3
Actual	1,000.00	985.87	0.65%	3.25
Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	0.65%	3.31
Wilshire Micro-Cap ETF
Actual	1,000.00	937.83	0.64%	3.13
Hypothetical (5% annual return before expenses)	1,000.00	1,021.98	0.64%	3.26

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period2
	3/9/10	8/31/10	8/31/10	3/9/10 - 8/31/10
Wilshire 4500 Completion ETF
Actual	$1,000.00	$932.53	0.18%	$0.84
Hypothetical (5% annual return before expenses)4	1,000.00	1,024.30	0.18%	0.92
Wilshire 5000 Total Market ETF
Actual	1,000.00	930.43	0.12%	0.56
Hypothetical (5% annual return before expenses)4	1,000.00	1,024.60	0.12%	0.61
Wilshire US REIT ETF
Actual	1,000.00	1,085.88	0.32%	1.61
Hypothetical (5% annual return before expenses)4	1,000.00	1,023.59	0.32%	1.63

1
Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended August 31, 2010. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 184/365.

2
Actual expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the period March 9, 2010 (commencement of investment operations) to August 31, 2010. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 176/365.

3	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

4	Hypothetical expenses reflect ongoing expenses for a full six month period as opposed to the shorter since inception period.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

Annual Report | August 31, 2010 | 41

Portfolio of Investments | August 31, 2010

EEB | Guggenheim BRIC ETF

Number of Shares	Description	Value

	Common Stocks - 65.0%
	Consumer Discretionary - 2.8%
281,549	Ctrip.com International Ltd., ADR (China) (a)	$11,399,919
166,620	Focus Media Holding Ltd., ADR (China) (a) (b)	3,180,776
463,707	Gafisa SA, ADR (Brazil)	6,385,245
48,594	Home Inns & Hotels Management, Inc., ADR (China) (a)	2,039,004
466,673	Melco Crown Entertainment Ltd., ADR (China) (a) (b)	1,820,025
56,348	New Oriental Education & Technology Group, ADR (China) (a) (b)	5,555,349
		30,380,318

	Consumer Staples - 2.0%
1,279,282	BRF - Brasil Foods SA, ADR (Brazil) (b)	17,257,514
238,698	Wimm-Bill-Dann Foods OJSC, ADR (Russia)	4,375,335
		21,632,849

	Energy - 14.9%
272,838	China Petroleum & Chemical Corp., ADR (China) (b)	21,611,498
242,769	CNOOC Ltd., ADR (China) (b)	41,227,031
283,577	PetroChina Co. Ltd., ADR (China) (b)	30,844,670
1,757,285	Petroleo Brasileiro SA, ADR (Brazil)	58,605,455
368,380	Yanzhou Coal Mining Co. Ltd., ADR (China)	7,592,312
		159,880,966

	Financials - 9.6%
1,063,157	Banco Santander Brasil SA, ADR (Brazil)	13,374,515
514,279	China Life Insurance Co. Ltd., ADR (China) (b)	29,596,756
58,653	CNinsure, Inc., ADR (China) (b)	1,280,982
141,008	E-House China Holdings Ltd., ADR (China) (b)	2,260,358
181,452	HDFC Bank Ltd., ADR (India)	28,996,030
669,493	ICICI Bank Ltd., ADR (India)	27,656,756
		103,165,397

	Health Care - 1.2%
217,177	Dr. Reddy’s Laboratories Ltd., ADR (India) (b)	6,256,869
161,122	Mindray Medical International Ltd., ADR (China) (b)	4,350,294
148,672	WuXi PharmaTech Cayman, Inc., ADR (China) (a)	2,246,434
		12,853,597

	Industrials - 1.8%
27,421	China Eastern Airlines Corp. Ltd., ADR (China) (a)	691,009
75,769	China Southern Airlines Co. Ltd., ADR (China) (a) (b)	1,784,360
218,666	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	5,420,730
68,678	Guangshen Railway Co. Ltd., ADR (China) (b)	1,182,635
476,079	Tata Motors Ltd., ADR (India) (b)	10,192,852
		19,271,586

	Information Technology - 9.8%
246,429	Baidu, Inc., ADR (China) (a)	19,327,426
97,069	China Digital TV Holding Co. Ltd., ADR (China) (a)	686,278
224,448	Giant Interactive Group, Inc., ADR (China)	1,378,111
711,666	Infosys Technologies Ltd., ADR (India)	40,771,345
353,880	JA Solar Holdings Co. Ltd., ADR (China) (a) (b)	2,179,901
115,861	LDK Solar Co. Ltd., ADR (China) (a) (b)	789,013
97,427	Longtop Financial Technologies Ltd., ADR (China) (a) (b)	3,174,172
137,207	Netease.com, ADR (China) (a)	5,451,234
72,827	Patni Computer Systems Ltd., ADR (India)	1,390,996
83,758	Perfect World Co. Ltd., ADR (China) (a) (b)	2,092,275
126,424	Renesola Ltd., ADR (China) (a)	1,108,738
226,537	Semiconductor Manufacturing International Corp., ADR (China) (a)	724,918
164,241	Shanda Games Ltd., ADR (China) (a) (b)	929,604
70,035	Shanda Interactive Entertainment Ltd., ADR (China) (a) (b)	2,891,045
68,772	Spreadtrum Communications, Inc., ADR (China) (a) (b)	791,566
246,320	Suntech Power Holdings Co. Ltd., ADR (China) (a) (b)	1,906,517
188,523	Trina Solar Ltd., ADR (China) (a) (b)	4,860,123
90,804	VanceInfo Technologies, Inc., ADR (China) (a)	2,646,937
795,473	Wipro Ltd., ADR (India) (b)	10,205,918
193,879	Yingli Green Energy Holding Co. Ltd., ADR (China) (a) (b)	2,157,873
		105,463,990

	Materials - 9.3%
278,970	Aluminum Corp. of China Ltd., ADR (China) (a) (b)	5,523,606
1,296,478	Cia Siderurgica Nacional SA, ADR (Brazil)	20,030,585
349,651	Fibria Celulose SA, ADR (Brazil) (a) (b)	5,335,674
197,036	Mechel, ADR (Russia)	4,482,569
50,561	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China) (b)	1,969,857
670,567	Sterlite Industries India Ltd., ADR (India)	8,636,903
2,039,993	Vale SA, ADR (Brazil)	54,569,813
		100,549,007

	Telecommunication Services - 12.2%
87,449	Brasil Telecom SA, ADR (Brazil) (a)	753,810
1,320,005	China Mobile Ltd., ADR (China)	67,742,657
230,797	China Telecom Corp. Ltd., ADR (China)	11,228,274
1,937,800	China Unicom Hong Kong Ltd., ADR (China)	26,857,908
46,269	City Telecom HK Ltd., ADR (China)	554,303
768,148	Mobile Telesystems OJSC, ADR (Russia)	16,023,567
59,605	Tata Communications Ltd., ADR (India) (a) (b)	840,431
526,277	VimpelCom Ltd., ADR (Russia) (a)	7,867,841
		131,868,791

See notes to financial statements.

42 | Annual Report | August 31, 2010

Portfolio of Investments continued

EEB | Guggenheim BRIC ETF (continued)

Number of Shares	Description	Value

	Utilities - 1.4%
399,029	Centrais Eletricas Brasileiras SA, ADR (Brazil)	$4,931,998
102,238	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	3,885,044
38,617	CPFL Energia SA, ADR (Brazil) (b)	2,752,620
136,111	Huaneng Power International, Inc., ADR (China) (b)	3,276,192
		14,845,854

	Total Common Stocks - 65.0%
	(Cost $795,085,435)	699,912,355

	Preferred Stocks - 34.5%
	Consumer Discretionary - 0.5%
394,053	NET Servicos de Comunicacao SA, Preference Shares, ADR (Brazil) (a)	5,016,295

	Consumer Staples - 3.3%
113,366	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares, ADR (Brazil)	7,983,234
253,399	Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)	28,048,735
		36,031,969
	Energy - 7.5%
2,421,608	Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)	71,582,732
162,980	Ultrapar Participacoes SA, Preference Shares, ADR (Brazil) (b)	9,056,799
		80,639,531

	Financials - 10.3%
2,780,949	Banco Bradesco SA, Preference Shares, ADR (Brazil) (b)	49,028,131
2,885,175	Itau Unibanco Holding SA, Preference Shares, ADR (Brazil)	62,233,224
		111,261,355

	Industrials - 0.6%
229,734	Gol Linhas Aereas Inteligentes SA, Preference Shares, ADR (Brazil) (b)	3,014,110
160,711	Tam SA, Preference Shares, ADR (Brazil)	3,169,221
		6,183,331

	Materials - 8.7%
201,420	Braskem SA, Preference Shares, ADR (Brazil) (b)	3,613,475
1,089,517	Gerdau SA, Preference Shares, ADR (Brazil) (b)	14,621,318
3,177,157	Vale SA, Preference Shares, ADR (Brazil)	75,044,448
		93,279,241

	Telecommunication Services - 1.8%
172,438	Brasil Telecom SA, Preference Shares, ADR (Brazil) (a)	3,315,983
431,290	Tele Norte Leste Participacoes SA, Preference Shares, ADR (Brazil)	5,848,292
120,271	Tim Participacoes SA, Preference Shares, ADR (Brazil)	3,438,548
291,975	Vivo Participacoes SA, Preference Shares, ADR (Brazil)	7,007,400
		19,610,223

	Utilities - 1.8%
323,342	Centrais Eletricas Brasileiras SA, Preference Shares, ADR (Brazil)	4,736,960
650,807	Cia Energetica de Minas Gerais, Preference Shares, ADR (Brazil)	10,751,332
196,533	Cia Paranaense de Energia, Preference Shares, ADR (Brazil)	4,370,894
		19,859,186

	Total Preferred Stocks - 34.5%
	(Cost $392,054,116)	371,881,131

	Total Long-Term Investments - 99.5%
	(Cost $1,187,139,551)	1,071,793,486

	Investments of Collateral for Securities Loaned (c) - 8.1%
	Money Market Fund - 7.9%
84,536,236	BNY Mellon Securities Lending Overnight Fund, 0.306% (d) (Cost $84,536,236)	84,536,236

Principal Amount	Description	Value

	U.S. Government and Agency Securities - 0.2%
$2,238,541	United States Treasury Notes with coupons of 0.875% to 1.000%, and contractual maturities of collateral from 12/31/10 to 08/31/11 (Cost $2,254,426)	2,254,426

	Total Investments of Collateral for Securities Loaned - 8.1%
	(Cost $86,790,662)	86,790,662

	Total Investments - 107.6%
	(Cost $1,273,930,213)	1,158,584,148
	Liabilities in excess of Other Assets - (7.6%)	(81,387,492)
	Net Assets - 100.0%	$1,077,196,656

ADR - American Depositary Receipt

OJSC - Open Joint Stock Company

SA - Corporation

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2010.

(c)	At August 31, 2010, the total market value of the Fund’s securities on loan was $84,623,033 and the total market value of the collateral held by the Fund was $86,790,662.

(d)	Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Annual Report | August 31, 2010 | 43

Portfolio of Investments continued

DEF | Guggenheim Defensive Equity ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.6%
	Common Stocks - 84.0%
	Consumer Discretionary - 5.1%
3,398	Dollar Tree, Inc. (a)	$154,031
3,468	Family Dollar Stores, Inc.	148,396
4,844	Garmin Ltd. (Switzerland) (b)	128,899
2,062	McDonald’s Corp.	150,650
7,016	Shaw Communications, Inc. - Class B (Canada) (b)	144,179
		726,155

	Consumer Staples - 15.8%
2,052	British American Tobacco PLC, ADR (United Kingdom)	139,413
2,330	Church & Dwight Co, Inc.	142,666
2,238	Clorox Co.	145,067
2,577	Coca-Cola Co. (The)	144,106
4,987	Coca-Cola Enterprises, Inc.	141,930
1,884	Colgate-Palmolive Co.	139,115
6,395	ConAgra Foods, Inc.	138,068
3,149	Hershey Co. (The)	146,334
3,198	HJ Heinz Co.	147,876
3,381	Hormel Foods Corp.	145,890
2,914	Kellogg Co.	144,767
2,225	Kimberly-Clark Corp.	143,290
6,607	Kroger Co. (The)	130,356
1,915	Lorillard, Inc.	145,559
9,680	Sara Lee Corp.	139,779
4,705	Sysco Corp.	129,340
		2,263,556

	Energy - 1.0%
2,855	Enbridge, Inc. (Canada)	142,036

	Financials - 11.7%
2,709	ACE Ltd. (Switzerland)	144,850
8,506	Annaly Capital Management, Inc. - REIT	147,834
4,637	Axis Capital Holdings Ltd. (Bermuda)	143,191
2,148	China Life Insurance Co. Ltd., ADR (China)	123,617
3,664	Commerce Bancshares, Inc.	130,915
1,845	Everest Re Group Ltd. (Bermuda)	146,013
17,172	KeyCorp	126,558
1,942	PartnerRe Ltd. (Bermuda)	144,582
2,525	RenaissanceRe Holdings Ltd. (Bermuda)	143,395
2,868	Travelers Cos., Inc. (The)	140,475
5,907	Validus Holdings Ltd. (Bermuda)	150,451
4,746	Willis Group Holdings PLC (Ireland)	138,014
		1,679,895

	Health Care - 6.1%
2,907	Abbott Laboratories	143,431
6,418	Biovail Corp. (Canada)	146,780
5,507	Bristol-Myers Squibb Co.	143,623
3,944	Eli Lilly & Co.	132,361
4,018	GlaxoSmithKline PLC, ADR (United Kingdom)	150,273
2,891	Novartis AG, ADR (Switzerland)	151,749
		868,217

	Industrials - 1.8%
8,332	RR Donnelley & Sons Co.	126,188
4,217	Waste Management, Inc.	139,541
		265,729

	Information Technology - 2.9%
7,178	Broadridge Financial Solutions, Inc.	153,250
4,826	FLIR Systems, Inc. (a)	121,229
3,381	Hitachi Ltd., ADR (Japan) (a) (b)	137,100
		411,579

	Materials - 2.0%
3,425	AngloGold Ashanti Ltd., ADR (South Africa)	144,843
2,068	PPG Industries, Inc.	136,136
		280,979

	Telecommunication Services - 13.1%
5,433	AT&T, Inc.	146,854
4,589	BCE, Inc. (Canada)	143,360
5,053	Cellcom Israel Ltd. (Israel)	138,654
4,007	CenturyLink, Inc.	144,893
2,753	China Mobile Ltd., ADR (China)	141,284
6,748	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	138,806
7,736	KT Corp., ADR (South Korea)	144,431
6,818	Nippon Telegraph & Telephone Corp., ADR (Japan)	146,860
9,053	NTT DoCoMo, Inc., ADR (Japan)	152,724
2,661	Philippine Long Distance Telephone Co., ADR (Philippines)	143,481
19,581	Telecom Corp. of New Zealand Ltd., ADR (New Zealand)	137,850
4,918	Verizon Communications, Inc.	145,130
12,712	Windstream Corp.	146,633
		1,870,960

	Utilities - 24.5%
4,158	Alliant Energy Corp.	145,613
5,373	Ameren Corp.	150,820
6,404	American Water Works Co., Inc.	144,602
9,810	Centerpoint Energy, Inc.	145,090
8,973	CMS Energy Corp.	157,027
3,076	Consolidated Edison, Inc.	146,202
2,020	CPFL Energia SA, ADR (Brazil) (b)	143,986

See notes to financial statements.

44 | Annual Report | August 31, 2010

Portfolio of Investments continued

DEF | Guggenheim Defensive Equity ETF (continued)

Number of Shares	Description	Value

	Utilities (continued)
5,670	DPL, Inc.	$143,564
3,106	DTE Energy Co.	145,516
6,879	Enersis SA, ADR (Chile)	151,338
1,829	Entergy Corp.	144,198
3,447	Exelon Corp.	140,362
2,728	NextEra Energy, Inc.	146,575
4,986	Northeast Utilities	144,444
3,805	NSTAR	144,704
11,262	NV Energy, Inc.	144,154
3,212	PG&E Corp.	150,193
3,668	Pinnacle West Capital Corp.	146,170
3,402	Progress Energy, Inc.	145,980
3,674	SCANA Corp.	143,396
4,045	Southern Co.	148,411
5,332	UGI Corp.	147,163
2,620	Wisconsin Energy Corp.	146,039
6,586	Xcel Energy, Inc.	146,934
		3,512,481

	Total Common Stocks - 84.0%
	(Cost $11,715,376)	12,021,587

	Preferred Stocks - 3.1%

	Telecommunication Services - 1.0%
6,506	Telecomunicacoes de Sao Paulo SA, ADR (Brazil)	148,207

	Utilities - 2.1%
9,534	Cia Energetica de Minas Gerais, ADR (Brazil) (a)	157,502
6,382	Cia Paranaense de Energia, ADR (Brazil)	141,936
		299,438

	Total Preferred Stocks - 3.1%
	(Cost $431,804)	447,645

	Master Limited Partnerships - 11.5%
	Energy 11.5%
4,712	Boardwalk Pipeline Partners LP (b)	143,999
4,502	El Paso Pipeline Partners LP	140,958
2,553	Enbridge Energy Partners LP	137,224
4,071	Energy Transfer Equity LP	141,467
2,833	Energy Transfer Partners LP	129,440
2,812	Enterprise GP Holdings LP	135,988
3,787	Enterprise Products Partners LP	140,005
4,755	Linn Energy LLC (b)	135,613
2,906	Magellan Midstream Partners LP	140,825
2,426	NuStar Energy LP	138,258
2,064	ONEOK Partners LP	142,003
3,097	Williams Partners LP (b)	130,415

	Total Master Limited Partnerships - 11.5%
	(Cost $1,376,299)	1,656,195

	Income Trusts - 1.0%

	Energy - 1.0%
6,135	Enerplus Resources Fund (Canada) (b)
	(Cost $227,190)	140,492
	Total Long-Term Investments - 99.6%
	(Cost $13,750,669)	14,265,919

	Short-Term Investments - 5.4%

	Investments of Collateral for Securities Loaned (c) - 5.4%

	Money Market Funds - 5.4%
774,224	BNY Mellon Securities Lending Overnight Fund, 0.306% (d) (Cost $774,224)	774,224

	Total Investments - 105.0%
	(Cost $14,524,893)	15,040,143
	Liabilities in excess of Other Assets - (5.0%)	(719,257)
	Net Assets - 100.0%	$14,320,886

ADR - American Depositary Receipt

AG - Stock Corporation

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2010.

(c)	At August 31, 2010, the total market value of the Fund’s securities on loan was $756,675 and the total market value of the collateral by the Fund was $774,224.

(d)	Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Annual Report | August 31, 2010 | 45

Portfolio of Investments continued

NFO | Guggenheim Insider Sentiment ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.9%
	Common Stocks - 95.7%
	Consumer Discretionary - 15.2%
109,971	American Axle & Manufacturing Holdings, Inc. (a)	$920,457
46,045	Bridgepoint Education, Inc. (a)	594,901
62,345	Cabela’s, Inc. (a)	971,335
35,242	Career Education Corp. (a)	617,792
23,221	Coach, Inc.	832,241
16,529	DeVry, Inc.	629,920
49,974	Education Management Corp. (a) (b)	403,290
26,138	Fossil, Inc. (a)	1,241,294
43,550	Gap, Inc. (The)	735,559
22,818	J Crew Group, Inc. (a)	695,721
35,311	Johnson Controls, Inc.	936,801
14,168	Lear Corp. (a)	1,043,615
43,088	Lincoln Educational Services Corp. (a)	470,521
34,286	Lumber Liquidators Holdings, Inc. (a)	686,748
117,618	Sally Beauty Holdings, Inc. (a)	1,015,043
103,313	Select Comfort Corp. (a)	557,890
3,739	Strayer Education, Inc. (b)	541,332
17,662	Target Corp.	903,588
		13,798,048

	Consumer Staples - 4.0%
29,750	CVS Caremark Corp.	803,250
25,336	Dr Pepper Snapple Group, Inc.	932,871
22,650	Hormel Foods Corp.	977,347
28,019	Ruddick Corp.	906,975
		3,620,443

	Energy - 5.2%
16,800	Concho Resources, Inc. (a)	981,456
246,693	International Coal Group, Inc. (a)	1,127,387
23,829	Lufkin Industries, Inc.	921,229
86,184	Rex Energy Corp. (a)	974,741
21,627	Unit Corp. (a)	736,832
		4,741,645

	Financials - 18.1%
22,084	Aflac, Inc.	1,043,469
21,162	Allied World Assurance Co. Holdings Ltd. (Bermuda)	1,065,930
34,532	American Financial Group, Inc. (a)	993,486
235,534	Chimera Investment Corp. - REIT	925,649
16,750	City National Corp.	811,370
36,306	CNA Financial Corp. (a)	944,682
42,198	Community Bank System, Inc.	952,831
95,534	Fulton Financial Corp.	791,021
66,170	Knight Capital Group, Inc. - Class A (a)	786,100
21,822	Mercury General Corp.	855,859
124,583	MFA Financial, Inc. - REIT	918,177
63,701	Montpelier Re Holdings Ltd. (Bermuda)	1,009,024
13,046	PartnerRe Ltd. (Bermuda)	971,275
15,585	PNC Financial Services Group, Inc.	794,212
20,379	Reinsurance Group of America, Inc.	891,377
41,552	Unum Group	833,118
32,962	Wells Fargo & Co.	776,255
56,708	XL Group PLC (Ireland)	1,015,640
		16,379,475

	Health Care - 6.8%
40,199	Centene Corp. (a)	812,824
43,792	Cubist Pharmaceuticals, Inc. (a)	964,738
44,438	Endo Pharmaceuticals Holdings, Inc. (a)	1,207,380
56,297	Healthspring, Inc. (a)	1,168,726
33,027	Hill-Rom Holdings, Inc.	1,060,167
19,853	Humana, Inc. (a)	948,775
		6,162,610

	Industrials - 9.0%
150,272	Cenveo, Inc. (a)	824,993
89,572	Dolan Co. (The) (a)	821,375
47,258	Geo Group, Inc. (The) (a)	1,044,402
25,297	Kansas City Southern (a)	849,220
35,030	Kennametal, Inc.	882,756
77,848	Southwest Airlines Co.	860,220
15,750	Stericycle, Inc. (a)	1,031,625
15,637	United Parcel Service, Inc. - Class B	997,641
27,756	WESCO International, Inc. (a)	895,964
		8,208,196

	Information Technology - 15.4%
152,511	Amkor Technology, Inc. (a)	773,231
56,915	Ancestry.com, Inc. (a)	1,095,614
30,751	Atheros Communications, Inc. (a)	758,320
20,704	CACI International, Inc. - Class A (a)	844,930
72,884	Dell, Inc. (a)	857,845
42,681	eBay, Inc. (a)	991,906
34,140	FLIR Systems, Inc. (a)	857,597
20,100	Hewlett-Packard Co.	773,448
69,015	Insight Enterprises, Inc. (a)	906,857
177,672	Integrated Device Technology, Inc. (a)	909,681
48,117	International Rectifier Corp. (a)	882,947
72,437	Intersil Corp. - Class A	724,008
38,030	Juniper Networks, Inc. (a)	1,034,416

See notes to financial statements.

46 | Annual Report | August 31, 2010

Portfolio of Investments continued

NFO | Guggenheim Insider Sentiment ETF (continued)

Number of Shares	Description	Value

	Information Technology (continued)
92,355	Micrel, Inc.	$816,880
34,441	Tyco Electronics Ltd. (Switzerland)	844,493
84,113	ValueClick, Inc. (a)	916,832
		13,989,005

	Materials - 11.9%
16,810	Clearwater Paper Corp. (a)	1,142,408
15,943	Eastman Chemical Co.	981,292
45,828	HB Fuller Co.	870,274
11,401	Lubrizol Corp.	1,063,827
105,687	PolyOne Corp. (a)	1,030,448
22,297	Schnitzer Steel Industries, Inc. - Class A	986,419
33,182	Southern Copper Corp.	1,003,424
14,177	Stepan Co.	786,115
53,458	Titanium Metals Corp. (a)	968,659
31,038	Valspar Corp.	934,865
70,820	Worthington Industries, Inc.	1,007,060
		10,774,791

	Utilities - 10.1%
38,432	DPL, Inc.	973,098
47,049	El Paso Electric Co. (a)	1,079,774
28,694	IDACORP, Inc.	1,006,012
18,842	NextEra Energy, Inc.	1,012,381
63,038	NiSource, Inc.	1,093,079
36,102	NorthWestern Corp.	1,015,188
26,139	OGE Energy Corp.	1,020,728
21,408	Oneok, Inc.	918,617
25,842	SCANA Corp.	1,008,613
		9,127,490

	Total Common Stocks - 95.7%
	(Cost $93,680,496)	86,801,703

	Master Limited Partnerships - 3.3%
	Energy - 2.3%
39,279	Pioneer Southwest Energy Partners LP (b)	1,055,034
42,493	Western Gas Partners LP (b)	1,023,231
		2,078,265

	Financials - 1.0%
118,378	KKR Financial Holdings LLC	920,981

	Total Master Limited Partnerships
	(Cost $2,749,346)	2,999,246

	Tracking Stock (c) - 0.9%

	Consumer Discretionary - 0.9%
75,496	Liberty Media Corp. - Interactive - Class A (a)	796,483
	(Cost $973,125)

	Long-Term Investments - 99.9%
	(Cost $97,402,967)	90,597,432

	Investments of Collateral for Securities Loaned (d) - 2.1%
	Money Market Funds - 2.1%
1,928,465	BNY Mellon Securities Lending Overnight Fund, 0.306% (e)
	(Cost $1,928,465)	$1,928,465

	Total Investments - 102.0%
	(Cost $99,331,432)	92,525,897
	Liabilities in excess of Other Assets - (2.0%)	(1,782,251)
	Net Assets - 100.0%	$90,743,646

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at. August 31, 2010

(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

(d)	At August 31, 2010, the total market value of the Fund’s securities on loan was $1,883,775 and the total market value of the collateral by the Fund was $1,928,465.

(e)	Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Annual Report | August 31, 2010 | 47

Portfolio of Investments continued

XGC | Guggenheim International Small Cap LDRs ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stock - 99.8%
	Argentina - 3.3%
5,510	Grupo Financiero Galicia SA, ADR (a)(b)	$44,521
3,133	Pampa Energia SA, ADR	32,458
2,037	Petrobras Argentina SA, ADR	30,473
5,191	Telecom Argentina SA, ADR	97,643
		205,095

	Brazil - 20.2%
5,608	Brasil Telecom SA, ADR (a)	107,842
2,673	Brasil Telecom SA, ADR (a)	23,041
5,241	Braskem SA, ADR (b)	94,023
3,398	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	129,124
6,444	Cia Paranaense de Energia, ADR	143,315
1,384	CPFL Energia SA, ADR (b)	98,651
7,988	Empresa Brasileira de Aeronautica SA, ADR	198,022
5,837	Gol Linhas Aereas Inteligentes SA, ADR (b)	76,581
12,865	NET Servicos de Comunicacao SA, ADR (a)	163,771
4,960	Tam SA, ADR, ADR	97,811
3,973	Tim Participacoes SA, ADR	113,588
		1,245,769

	British, Virgin Islands - 0.5%
3,670	Renesola Ltd., ADR (a)	32,186

	Cayman Islands - 25.2%
574	Changyou.com Ltd., ADR (a)	15,314
3,001	China Digital TV Holding Co. Ltd., ADR (a)	21,217
1,525	China Medical Technologies, Inc., ADR (b)	16,470
1,610	CNinsure, Inc., ADR (b)	35,162
3,391	E-House China Holdings Ltd., ADR (b)	54,358
5,181	Focus Media Holding Ltd., ADR (a)(b)	98,905
6,833	Giant Interactive Group, Inc., ADR	41,955
8,966	Himax Technologies, Inc., ADR	21,698
1,503	Home Inns & Hotels Management, Inc., ADR (a)	63,066
8,408	JA Solar Holdings Co. Ltd., ADR (a)(b)	51,793
3,582	LDK Solar Co. Ltd., ADR (a)(b)	24,393
2,295	Longtop Financial Technologies Ltd., ADR (a)	74,771
11,222	Melco Crown Entertainment Ltd., ADR (a)(b)	43,766
4,639	NetEase.com, ADR (a)	184,307
1,868	New Oriental Education & Technology Group, ADR (a)	184,166
2,066	Perfect World Co. Ltd., ADR (a)	51,609
21,521	Semiconductor Manufacturing International Corp., ADR (a)	68,867
5,068	Shanda Games Ltd., ADR (a)	28,685
2,027	Shanda Interactive Entertainment Ltd., ADR (a)	83,675
2,059	Spreadtrum Communications, Inc., ADR (a)	23,699
7,853	Suntech Power Holdings Co. Ltd., ADR (a)(b)	60,782
4,585	Trina Solar Ltd., ADR (a)(b)	118,201
2,123	VanceInfo Technologies, Inc., ADR (a)	61,885
4,052	WuXi PharmaTech Cayman, Inc., ADR (a)	61,226
5,937	Yingli Green Energy Holding Co. Ltd., ADR (a)(b)	66,079
		1,556,049

	Chile- 13.3%
1,041	Banco de Chile, ADR (b)	84,467
2,581	Banco Santander Chile, ADR	222,792
1,392	Cia Cervecerias Unidas SA, ADR	80,652
1,203	CorpBanca SA, ADR (b)	72,481
945	Embotelladora Andina SA, ADR - Class A	22,141
1,673	Embotelladora Andina SA, ADR - Class B	45,723
8,544	Lan Airlines SA, ADR (b)	228,467
1,345	Vina Concha y Toro SA, ADR	63,417
		820,140

	China- 5.6%
2,643	China Eastern Airlines Corp. Ltd., ADR (a)	66,604
2,264	China Southern Airlines Co. Ltd., ADR (a)	53,317
1,241	City Telecom HK Ltd., ADR	14,867
1,839	Guangshen Railway Co. Ltd., ADR	31,668
4,909	Huaneng Power International, Inc., ADR	118,160
1,497	Sinopec Shanghai Petrochemical Co. Ltd., ADR	58,323
		342,939

	Denmark - 0.3%
2,236	Torm A/S, ADR (a)	15,697

	Hungary - 1.3%
5,467	Magyar Telekom Telecommunications PLC, ADR	82,552

	India - 1.1%
2,277	Patni Computer Systems Ltd., ADR	43,491
1,621	Tata Communications Ltd., ADR (a)(b)	22,856
		66,347

	Indonesia - 0.6%
1,446	Indosat Tbk PT, ADR (b)	36,005

	Ireland - 1.2%
3,486	ICON PLC, ADR (a)	76,692

	Israel - 3.1%
4,014	Nice Systems Ltd., ADR (a)	107,575
5,253	Partner Communications Co. Ltd., ADR	86,727
		194,302

	Japan - 3.6%
6,167	Konami Corp., ADR (b)	98,734
1,805	Wacoal Holdings Corp., ADR	123,823
		222,557

See notes to financial statements.

48 | Annual Report | August 31, 2010

Portfolio of Investments continued

XGC | Guggenheim International Small Cap LDRs ETF (continued)

Number of Shares	Description	Value

	Luxembourg - 1.0%
1,962	Ternium SA, ADR	$64,295

	Mexico - 7.4%
1,741	Coca-Cola Femsa SAB de CV, ADR	130,697
2,164	Desarrolladora Homex SAB de CV, ADR (a)(b)	60,181
9,584	Empresas ICA SAB de CV, ADR (a)	87,406
2,293	Gruma SAB de CV, ADR (a)(b)	12,520
1,289	Grupo Aeroportuario del Centro Norte SAB de CV, ADR (b)	15,275
3,064	Grupo Aeroportuario del Pacifico SAB de CV, ADR	87,018
1,154	Grupo Aeroportuario del Sureste SAB de CV, ADR	47,926
2,246	Grupo Simec SAB de CV, ADR (a)(b)	16,216
		457,239

	Netherlands - 2.9%
2,584	ASM International NV (a)(b)	56,874
1,678	CNH Global NV	47,236
3,860	Crucell NV, ADR (a)	72,838
		176,948

	Russia - 4.2%
5,594	Mechel, ADR	127,263
7,304	Wimm-Bill-Dann Foods OJSC, ADR	133,882
		261,145

	South Africa - 2.4%
30,723	Sappi Ltd., ADR	145,320

	South Korea - 2.6%
4,662	Woori Finance Holdings Co. Ltd., ADR (b)	157,809

	Total Long-Term Investments - 99.8%
	(Cost $6,296,715)	6,159,086

	Investments of Collateral for Securities Loaned (c) - 23.1%
	Money Market Fund - 23.0%
1,418,603	BNY Mellon Securities Lending Overnight Fund, 0.306% (d) (Cost $1,418,603)	1,418,603

	U.S. Government and Agency Securities - 0.1%
$9,056	United States Treasury Notes with coupons of 0.875% to 1.000%, and contractual maturities of collateral from 12/31/10 to 8/31/11 (Cost $9,119)	$9,119
	Total Investments of Collateral for Securities Loaned - 23.1%	1,427,722

	Total Investments - 122.9%
	(Cost $7,724,437)	7,586,808
	Liabilities in excess of Other Assets - (22.9%)	(1,415,534)
	Net Assets - 100.0%	$6,171,274

ADR - American Depositary Receipt

A/S - Stock Company

NV - Limited Liability Company

OJSC - Open Joint Stock Company

PLC - Public Limited Company

PT - Limited Liability Company

SA - Corporation

SAB de CV – Variable Capital Company

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2010.

(c)	At August 31, 2010, the total market value of the Fund’s securities on loan was $1,387,773 and the total market value of the collateral held by the Fund was $1,427,722.

(d)	Interest rate shown reflects yield as of August 31, 2010.

See notes to financial statements.

Annual Report | August 31, 2010 | 49

Portfolio of Investments continued

CZA | Guggenheim Mid-Cap Core ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.9%
	Common Stocks - 85.5%
	Consumer Discretionary - 5.3%
4,884	Cablevision Systems Corp. - Class A	$122,540
2,011	Cinemark Holdings, Inc.	29,381
6,195	Mattel, Inc.	130,033
1,247	Weight Watchers International, Inc.	35,564
		317,518

	Consumer Staples - 1.9%
1,987	JM Smucker Co. (The)	116,200

	Energy - 0.3%
655	NuStar GP Holdings LLC	19,408

	Financials - 14.6%
818	Allied World Assurance Co. Holdings Ltd. (Bermuda)	41,203
1,161	BOK Financial Corp.	51,595
12,694	Chimera Investment Corp. - REIT	49,887
3,384	CIT Group, Inc. (a)	124,125
4,525	CNA Financial Corp. (a)	117,740
1,358	Commerce Bancshares, Inc.	48,521
172	First Citizens BancShares, Inc. - Class A	28,891
3,427	First Niagara Financial Group, Inc.	38,691
3,247	Fulton Financial Corp.	26,885
898	Mercury General Corp.	35,221
1,818	Northwest Bancshares, Inc.	19,544
1,354	Protective Life Corp.	25,293
3,094	SEI Investments Co.	54,764
1,916	Symetra Financial Corp.	20,578
5,493	Unum Group	110,135
2,832	Willis Group Holdings PLC (Ireland)	82,355
		875,428

	Health Care - 10.9%
444	Bio-Rad Laboratories, Inc. - Class A (a)	36,643
3,702	CareFusion Corp. (a)	79,889
1,460	Emdeon, Inc. - Class A (a)	14,965
2,864	Humana, Inc. (a)	136,870
549	Mettler-Toledo International, Inc. (a)	60,714
1,959	PerkinElmer, Inc.	41,159
1,930	Pharmaceutical Product Development, Inc.	44,332
2,812	Select Medical Holdings Corp. (a)	20,106
916	Sirona Dental Systems, Inc. (a)	28,872
1,417	Universal American Corp.	19,569
1,665	Universal Health Services, Inc. - Class B	52,281
4,303	Warner Chilcott PLC - Class A (Ireland) (a)	122,291
		657,691

	Industrials - 13.8%
1,745	AMETEK, Inc.	75,017
1,716	BE Aerospace, Inc. (a)	46,246
995	Crane Co.	33,730
3,103	Dover Corp.	138,890
1,015	Hubbell, Inc. - Class B	45,655
1,391	IDEX Corp.	41,438
3,062	ITT Corp.	130,135
1,955	Pall Corp.	66,841
1,600	Pentair, Inc.	48,160
1,391	Shaw Group, Inc. (The) (a)	45,068
949	Snap-On, Inc.	39,127
829	Textainer Group Holdings Ltd. (Bermuda)	22,632
2,042	Verisk Analytics, Inc. - Class A (a)	56,808
1,103	WABCO Holdings, Inc. (a)	38,892
		828,639

	Information Technology - 16.7%
5,016	Analog Devices, Inc.	139,846
2,098	Arrow Electronics, Inc. (a)	48,002
3,844	Avago Technologies Ltd. (Singapore) (a)	77,457
2,604	Avnet, Inc. (a)	59,632
2,886	AVX Corp.	35,873
3,049	BMC Software, Inc. (a)	109,947
3,446	Check Point Software Technologies Ltd. (Israel) (a)	120,231
2,617	Computer Sciences Corp.	104,183
1,393	EchoStar Corp. - Class A (a)	25,993
14,653	Flextronics International Ltd. (Singapore) (a)	72,239
3,670	Genpact Ltd. (Bermuda) (a)	51,343
1,539	Hewitt Associates, Inc. - Class A (a)	74,287
1,564	Lender Processing Services, Inc.	45,872
1,246	National Instruments Corp.	35,922
		1,000,827

	Materials - 5.7%
2,700	Celanese Corp. - Class A	72,090
1,339	International Flavors & Fragrances, Inc.	61,179
1,665	Packaging Corp of America	37,113
1,275	Rockwood Holdings, Inc. (a)	32,959
2,129	RPM International, Inc.	35,980
1,638	Sonoco Products Co.	51,515
1,634	Valspar Corp.	49,216
		340,052

See notes to financial statements.

50 | Annual Report | August 31, 2010

Portfolio of Investments continued

CZA | Guggenheim Mid-Cap Core ETF (continued)

Number
of Shares	Description	Value

	Telecommunication Services - 2.6%
1,708	Cellcom Israel Ltd. (Israel)	$46,867
2,943	NII Holdings, Inc. (a)	106,684
		153,551

	Utilities - 13.7%
1,266	AGL Resources, Inc.	46,462
2,829	American Water Works Co., Inc.	63,879
1,526	Atmos Energy Corp.	43,186
6,887	CenterPoint Energy, Inc.	101,859
3,443	Constellation Energy Group, Inc.	100,983
1,200	Energen Corp.	51,216
2,849	Northeast Utilities	82,536
3,816	NV Energy, Inc.	48,845
1,565	OGE Energy Corp.	61,113
1,756	Pinnacle West Capital Corp.	69,977
2,882	Questar Corp.	46,919
3,529	TECO Energy, Inc.	59,569
1,795	UGI Corp.	49,542
		826,086

	Total Common Stock - 85.5%
	(Cost $5,246,548)	5,135,400

	Master Limited Partnerships - 14.4%
	Energy - 13.2%
951	Alliance Holdings GP LP (b)	36,224
615	Alliance Resource Partners LP	33,253
3,014	Boardwalk Pipeline Partners LP (b)	92,108
885	Duncan Energy Partners LP (b)	24,550
1,958	El Paso Pipeline Partners LP	61,305
1,533	Enbridge Energy Partners LP	82,399
2,159	Enterprise GP Holdings LP	104,409
1,655	Magellan Midstream Partners LP	80,201
2,155	Plains All American Pipeline LP	129,386
918	Spectra Energy Partners LP	29,578
486	Sunoco Logistics Partners LP	35,988
1,065	Targa Resources Partners LP	26,934
722	TC Pipelines LP (b)	31,371
728	Teekay LNG Partners LP (Marshall Islands)	23,915
		791,621

	Financials - 0.7%
1,790	AllianceBernstein Holding LP (b)	42,333

	Utilities - 0.5%
561	Suburban Propane Partners LP (b)	27,725

	Total Master Limited Partnerships - 14.4%
	(Cost $802,596)	861,679

	Total Long-Term Investments - 99.9%
	(Cost $6,049,144)	5,997,079

	Investments of Collateral for Securities Loaned (c) - 2.9%
	Money Market Fund - 2.9%
177,383	BNY Mellon Securities Lending Overnight Fund, 0.306% (d)
	(Cost $177,383)	177,383

	Total Investments - 102.8%
	(Cost $6,226,527)	6,174,462
	Liabilities in excess of Other Assets - (2.8%)	(169,590)

	Net Assets - 100.0%	$6,004,872

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a) Non-income producing security.

(b) Security, or portion thereof, was on loan at August 31, 2010.

(c) At August 31, 2010, the total market value of the Fund’s securities on loan was $173,316 and the total market value of the collateral held by the Fund was $177,383.

(d) Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Annual Report | August 31, 2010 | 51

Portfolio of Investments continued

CVY | Guggenheim Multi-Asset Income ETF

Number
of Shares	Description	Value

	Common Stocks - 71.0%
	Consumer Discretionary - 5.0%
145,336	Grupo Televisa SA,ADR (Mexico)	$2,687,263
37,071	Hillenbrand, Inc.	705,461
124,739	Mattel, Inc.	2,618,272
40,402	McDonald’s Corp.	2,951,770
25,505	Thomson Reuters Corp. (Canada)	887,574
49,368	Time Warner Cable, Inc.	2,547,882
23,285	VF Corp.	1,644,387
		14,042,609

	Consumer Staples - 10.7%
133,159	Altria Group, Inc.	2,972,109
27,807	Cal-Maine Foods, Inc.	825,312
50,300	Campbell Soup Co.	1,874,178
28,673	Clorox Co.	1,858,584
52,564	Coca-Cola Co.	2,939,379
111,737	ConAgra Foods, Inc.	2,412,402
44,512	Kimberly-Clark Corp.	2,866,573
94,467	Kraft Foods, Inc. - Class A	2,829,286
37,794	Lorillard, Inc.	2,872,722
61,240	Philip Morris International, Inc.	3,150,185
44,227	Procter & Gamble Co.	2,639,025
190,673	Sara Lee Corp.	2,753,318
		29,993,073

	Energy - 6.4%
50,536	Chevron Corp.	3,747,750
71,983	ConocoPhillips	3,774,069
40,957	ENI SpA, ADR (Italy)	1,623,945
82,341	Nordic American Tanker Shipping (Bermuda) (a)	2,179,566
55,041	Repsol YPF SA, ADR (Spain)	1,253,834
51,562	Royal Dutch Shell PLC, ADR (United Kingdom)	2,735,364
57,942	Total SA, ADR (France)	2,702,994
		18,017,522

	Financials - 14.3%
62,316	American Capital Agency Corp. - REIT (a)	1,697,488
37,502	Bank of Hawaii Corp.	1,674,839
39,447	Bank of Nova Scotia (Canada)	1,900,556
85,747	BlackRock Kelso Capital Corp.	926,068
685,737	Chimera Investment Corp. - REIT	2,694,946
39,390	Community Bank System, Inc.	889,426
38,261	Entertainment Properties Trust - REIT	1,648,666
101,791	Glimcher Realty Trust - REIT	604,639
50,651	Hatteras Financial Corp. - REIT	1,467,866
84,803	HCP, Inc. - REIT	2,986,762
62,714	Health Care REIT, Inc. - REIT	2,881,081
120,078	Hospitality Properties Trust - REIT	2,347,525
142,840	Hudson City Bancorp, Inc.	1,646,231
149,030	Lexington Realty Trust - REIT	994,030
87,691	Liberty Property Trust - REIT	2,663,176
82,589	Marsh & McLennan Cos., Inc.	1,959,011
86,329	Omega Healthcare Investors, Inc. - REIT	1,851,757
89,805	PennantPark Investment Corp.	887,273
30,761	Potlatch Corp. - REIT	1,030,494
58,694	Redwood Trust, Inc. - REIT	810,564
34,223	Royal Bank of Canada (Canada)	1,636,202
111,821	Senior Housing Properties Trust - REIT	2,627,794
33,750	Unitrin, Inc.	803,250
42,897	Washington Real Estate Investment Trust - REIT	1,314,364
		39,944,008

	Health Care - 5.2%
63,946	AstraZeneca PLC, ADR (United Kingdom)	3,160,851
80,750	GlaxoSmithKline PLC, ADR (United Kingdom)	3,020,050
46,344	Johnson & Johnson	2,642,535
80,198	Merck & Co., Inc.	2,819,761
177,400	Pfizer, Inc.	2,825,982
		14,469,179

	Industrials - 4.1%
41,929	Deluxe Corp.	701,472
6,264	Grupo Aeroportuario del Pacifico SAB de CV, ADR (Mexico)	260,144
21,126	Hubbell, Inc. - Class B	950,248
33,808	Lockheed Martin Corp.	2,350,332
120,849	Safe Bulkers, Inc. (Marshall Islands) (a)	899,117
84,220	Seaspan Corp. (Marshall Islands) (a)	944,948
37,526	TAL International Group, Inc.	800,054
43,050	United Parcel Service, Inc. - Class B	2,746,590
55,405	Waste Management, Inc.	1,833,352
		11,486,257

	Information Technology - 2.4%
31,067	Diebold, Inc.	805,878
104,816	Earthlink, Inc.	897,225
126,134	Intel Corp.	2,235,095
96,633	Linear Technology Corp.	2,768,535
		6,706,733

See notes to financial statements.

52 | Annual Report | August 31, 2010

Portfolio of Investments continued

CVY | Guggenheim Multi-Asset Income ETF (continued)

Number
of Shares	Description	Value

	Materials - 3.9%
62,805	Bemis Co., Inc.	$1,813,180
179,166	Cia Siderurgica Nacional SA, ADR (Brazil)	2,768,115
74,699	EI du Pont de Nemours & Co.	3,045,478
33,230	Koppers Holdings, Inc.	664,600
29,134	Sonoco Products Co.	916,264
61,099	Southern Copper Corp.	1,847,634
		11,055,271

	Telecommunication Services - 4.9%
61,664	BCE, Inc. (Canada)	1,926,383
78,702	CenturyLink, Inc. (a)	2,845,864
50,245	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	1,033,540
23,395	Philippine Long Distance Telephone Co., ADR (Philippines)	1,261,458
52,928	Rogers Communications, Inc. - Class B (Canada) (a)	1,842,424
97,118	SK Telecom Co. Ltd., ADR (South Korea)	1,555,830
47,093	Telefonica SA, ADR (Spain) (a)	3,132,156
		13,597,655

	Utilities - 14.1%
24,653	AGL Resources, Inc.	904,765
56,044	Alliant Energy Corp.	1,962,661
51,604	Aqua America, Inc.	1,025,888
46,666	Avista Corp.	973,919
122,698	CMS Energy Corp.	2,147,215
8,647	CPFL Energia SA, ADR (Brazil) (a)	616,358
69,347	Dominion Resources, Inc.	2,965,278
39,580	DTE Energy Co.	1,854,323
55,660	Edison International	1,878,525
50,620	Enersis SA, ADR (Chile)	1,113,640
27,262	IDACORP, Inc.	955,806
54,111	NextEra Energy, Inc.	2,907,384
69,409	Northeast Utilities	2,010,779
51,302	NSTAR	1,951,015
40,505	Oneok, Inc.	1,738,070
43,402	PG&E Corp.	2,029,477
35,415	Piedmont Natural Gas Co., Inc.	966,121
72,964	PNM Resources, Inc.	834,708
58,807	Public Service Enterprise Group, Inc.	1,879,472
20,526	South Jersey Industries, Inc.	964,517
30,403	Southwest Gas Corp.	956,174
68,907	UGI Corp.	1,901,833
29,166	Unisource Energy Corp.	948,770
81,872	Westar Energy, Inc.	1,962,472
36,757	Wisconsin Energy Corp.	2,048,835
		39,498,005

	Total Common Stocks - 71.0%
	(Cost $197,111,590)	198,810,312

	Master Limited Partnerships - 11.4%
	Energy - 10.9%
155,917	Copano Energy LLC (a)	3,916,635
46,786	Enbridge Energy Partners LP	2,514,748
57,322	Enterprise Products Partners LP	2,119,194
29,876	Kinder Morgan Energy Partners LP (a)	2,001,991
169,392	Linn Energy LLC (a)	4,831,060
43,139	Magellan Midstream Partners LP	2,090,516
85,769	MarkWest Energy Partners LP	2,857,823
38,937	NuStar Energy LP	2,219,020
313,501	Pengrowth Energy Trust (Canada) (a)	3,040,960
31,629	Plains All American Pipeline LP	1,899,005
115,098	Targa Resources Partners LP	2,910,828
		30,401,780

	Financials - 0.5%
62,859	AllianceBernstein Holding LP (a)	1,486,615

	Total Master Limited Partnerships
	(Cost $29,956,751)	31,888,395

	Closed-End Funds - 9.9%
180,439	AllianceBernstein Global High Income Fund, Inc. (a)	2,583,886
189,533	Alpine Global Premier Properties Fund	1,142,884
73,645	BlackRock Corporate High Yield Fund V, Inc.	839,553
76,434	BlackRock Corporate High Yield Fund VI, Inc.	855,296
267,703	BlackRock Debt Strategies Fund, Inc.	1,049,396
55,549	BlackRock Income Opportunity Trust, Inc.	586,597
146,975	Calamos Convertible and High Income Fund	1,837,188
179,959	Eaton Vance Limited Duration Income Fund	2,947,728
119,015	Eaton Vance Tax-Advantaged Dividend Income Fund (a)	1,759,042
161,775	Invesco Van Kampen Dynamic Credit Opportunities Fund	1,905,710
46,311	John Hancock Preferred Income Fund III	801,180
107,522	MFS Multimarket Income Trust (a)	741,902
123,105	Nuveen Quality Preferred Income Fund (a)	956,526
167,614	Nuveen Quality Preferred Income Fund II	1,387,844
326,347	Putnam Premier Income Trust	2,212,633
143,176	Wells Fargo Advantage Income Opportunities Fund (a)	1,388,807

See notes to financial statements.

Annual Report | August 31, 2010 | 53

Portfolio of Investments continued

CVY | Guggenheim Multi-Asset Income ETF (continued)

Number
of Shares	Description	Value

	Closed-End Funds (continued)
108,287	Wells Fargo Advantage Multi-Sector Income Fund	$1,656,791
65,957	Western Asset Emerging Markets Debt Fund, Inc.	1,236,694
52,615	Western Asset Emerging Markets Income Fund, Inc. (a)	718,195
77,777	Western Asset Global High Income Fund, Inc.	958,990
	(Cost $26,409,732)	27,566,842

	Preferred Stocks - 4.8%
	Financials - 4.8%
114,150	Bank of America Corp., 8.20%, 05/01/13	2,914,249
93,152	Bank of America Corp., Ser. MER, 8.625%, 05/28/13	2,393,075
81,535	Barclays Bank PLC, Ser. 5, 8.125%, 06/15/13 (United Kingdom)	2,141,109
90,861	Deutsche Bank Contingent Capital Trust III, 7.60%, 02/20/18	2,293,332
82,732	ING Groep NV, 8.50%, 09/15/13 (Netherlands)	2,056,717
60,235	Wells Fargo & Co., Ser. J, 8.00%, 12/15/17 (a)	1,673,931
	(Cost $12,511,076)	13,472,413

	Convertible Preferred Stocks - 1.5%
	Financials - 1.5%
2,170	Bank of America Corp. Ser. L, 7.25% (b)	2,061,500
2,143	Wells Fargo & Co., Ser. L, 7.50% (b)	2,115,141
	(Cost $4,040,392)	4,176,641

	Income Trusts - 1.0%
	Energy - 1.0%
154,791	Penn West Energy Trust (Canada) (a)
	(Cost $2,712,986)	2,906,975

	Total Long-Term Investments - 99.6%
	(Cost $272,742,527)	278,821,578

	Investments of Collateral for Securities Loaned (c) - 7.5%
	Money Market Fund - 7.5%
21,074,279	BNY Mellon Securities Lending Overnight Fund, 0.306% (d)
	(Cost $21,074,279)	21,074,279

	Total Investments - 107.1%
	(Cost $293,816,806)	299,895,857
	Liabilities in excess of Other Assets - (7.1%)	(19,946,682)

	Net Assets - 100.0%	$279,949,175

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA -Corporation

SAB de CV - Variable Capital Company

SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at August 31, 2010.

(b) Perpetual maturity.

(c) At August 31, 2010, the total market value of the Fund’s securities on loan was $20,553,897 and the total market value of the collateral held by the Fund was $21,074,279.

(d) Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

54 | Annual Report | August 31, 2010

Portfolio of Investments continued

OTR | Guggenheim Ocean Tomo Growth Index ETF

Number
of Shares	Description	Value

	Long-Term Investments - 100.1%
	Common Stocks - 100.1%
	Consumer Discretionary - 16.1%
2,584	Amazon.com, Inc. (a)	$322,561
324	Bally Technologies, Inc. (a)	10,190
5,604	DIRECTV - Class A (a)	212,504
1,879	McGraw-Hill Cos., Inc. (The)	51,954
326	NetFlix, Inc. (a)	40,920
252	priceline.com, Inc. (a)	73,453
23,233	Sirius XM Radio, Inc. (a) (b)	22,213
353	Smith & Wesson Holding Corp. (a)	1,324
445	Tempur-Pedic International, Inc. (a)	11,926
		747,045

	Consumer Staples - 13.4%
12,362	Altria Group, Inc.	275,920
2,548	Avon Products, Inc.	74,147
2,061	Campbell Soup Co.	76,793
2,912	Coca-Cola Enterprises, Inc.	82,875
778	Green Mountain Coffee Roasters, Inc. (a)	23,978
1,881	HJ Heinz Co.	86,977
		620,690

	Health Care - 25.7%
836	Amylin Pharmaceuticals, Inc. (a)	17,171
548	Arena Pharmaceuticals, Inc. (a) (b)	3,567
141	CardioNet, Inc. (a)	618
2,737	Celgene Corp. (a)	141,010
576	CR Bard, Inc.	44,254
780	Dendreon Corp. (a)	27,955
5,005	Gilead Sciences, Inc. (a)	159,459
15,484	GlaxoSmithKline PLC, ADR (United Kingdom)	579,102
741	Illumina, Inc. (a)	31,781
416	Immucor, Inc. (a)	7,322
228	Intuitive Surgical, Inc. (a)	60,427
568	Myriad Genetics, Inc. (a)	8,895
393	Savient Pharmaceuticals, Inc. (a)	5,667
365	Sequenom, Inc. (a)	2,237
485	Valeant Pharmaceuticals International (a) (b)	27,980
1,147	Vertex Pharmaceuticals, Inc. (a)	38,241
570	Waters Corp. (a)	34,496
		1,190,182

	Industrials - 11.1%
4,337	Boeing Co. (The)	265,121
2,273	Lockheed Martin Corp.	158,019
528	Oshkosh Corp. (a)	13,137
1,236	Pitney Bowes, Inc.	23,781
941	Rockwell Collins, Inc.	50,748
		510,806

	Information Technology - 32.9%
4,395	Accenture PLC - Class A (Ireland)	160,857
3,984	Advanced Micro Devices, Inc. (a)	22,390
1,763	Altera Corp.	43,493
1,081	Amkor Technology, Inc. (a)	5,481
753	Art Technology Group, Inc. (a)	2,628
1,575	Cadence Design Systems, Inc. (a)	10,710
11,672	Dell, Inc. (a)	137,379
470	F5 Networks, Inc. (a)	41,092
5,504	International Business Machines Corp.	678,258
1,398	National Semiconductor Corp.	17,629
941	NCR Corp. (a)	12,092
2,007	NetApp, Inc. (a)	81,163
620	Rambus, Inc. (a)	11,055
3,392	Research In Motion Ltd. (Canada) (a)	145,381
2,373	SAIC, Inc. (a)	35,310
201	Synaptics, Inc. (a)	5,310
641	TiVo, Inc. (a)	5,038
433	Varian Semiconductor Equipment Associates, Inc. (a)	10,747
1,151	VeriSign, Inc. (a)	33,529
4,187	Western Union Co. (The)	65,652
		1,525,194

	Materials - 0.9%
857	Celanese Corp. - Series A	22,882
817	Nalco Holding Co.	18,562
		41,444

	Total Long-Term Investments - 100.1%
	(Cost $4,937,355)	4,635,361

See notes to financial statements.

Annual Report | August 31, 2010 | 55

Portfolio of Investments continued

OTR | Guggenheim Ocean Tomo Growth Index ETF (continued)

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned (c) - 1.1%
	Money Market Funds - 1.1%
52,404	BNY Mellon Securities Lending Overnight Fund, 0.306% (d)	$52,404
	(Cost $52,404)

	Total Investments - 101.2%
	(Cost - $4,989,759)	4,687,765
	Liabilities in excess of Other Assets - (1.2%)	(55,296)

	Net Assets - 100.0%	$4,632,469

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2010.

(c)	At August 31, 2010, the total market value of the Fund’s securities on loan was $50,865 and the total market value of the collateral held by the Fund was $52,404.

(d)	Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

56 | Annual Report | August 31, 2010

Portfolio of Investments continued

OTP | Guggenheim Ocean Tomo Patent ETF

Number
of Shares	Description	Value

	Common Stocks - 99.5%
	Consumer Discretionary - 7.1%
1,487	Amazon.com, Inc. (a)	$185,622
236	American Axle & Manufacturing Holdings, Inc. (a)	1,975
294	Autoliv, Inc. (Sweden)	15,917
180	Bally Technologies, Inc. (a)	5,661
387	BorgWarner, Inc. (a)	16,893
291	Brunswick Corp.	3,699
211	Callaway Golf Co.	1,319
2,257	CBS Corp. - Class B	31,192
462	Dana Holding Corp. (a)	4,740
3,017	DIRECTV - Class A (a)	114,405
944	Discovery Communications, Inc. - Class A (a)	35,636
285	DreamWorks Animation SKG, Inc. - Class A (a)	8,445
501	Fortune Brands, Inc.	22,440
768	Gannett Co., Inc.	9,285
659	Garmin, Ltd. (Switzerland)	17,536
452	Gentex Corp.	7,942
795	Goodyear Tire & Rubber Co. (a)	7,346
226	Harman International Industries, Inc. (a)	7,044
6,091	Honda Motor Co., Ltd. - ADR (Japan)	200,577
974	International Game Technology	14,220
306	Jarden Corp.	8,244
497	Leggett & Platt, Inc.	9,527
1,035	McGraw-Hill Cos., Inc.	28,618
225	Mohawk Industries, Inc. (a)	9,970
180	NetFlix, Inc. (a)	22,594
914	Newell Rubbermaid, Inc.	13,728
157	priceline.com, Inc. (a)	45,762
421	Quiksilver, Inc. (a)	1,511
12,799	Sirius XM Radio, Inc. (a) (b)	12,237
195	Smith & Wesson Holding Corp. (a)	731
3,335	Sony Corp. - ADR (Japan)	93,347
242	Tempur-Pedic International, Inc. (a)	6,486
196	Tenneco, Inc. (a)	4,845
3,787	Time Warner, Inc.	113,534
388	TRW Automotive Holdings Corp. (a)	13,487
252	Whirlpool Corp.	18,688
194	WMS Industries, Inc. (a)	6,856
		1,122,059

	Consumer Staples - 3.3%
6,913	Altria Group, Inc.	154,298
1,430	Avon Products, Inc.	41,613
474	Bunge Ltd. (Bermuda)	25,122
1,136	Campbell Soup Co.	42,327
1,661	Coca-Cola Enterprises, Inc.	47,272
1,470	ConAgra Foods, Inc.	31,737
648	Del Monte Foods Co.	8,450
440	Green Mountain Coffee Roasters, Inc. (a)	13,561
1,056	HJ Heinz Co.	48,829
613	Molson Coors Brewing Co. - Class B	26,702
968	Reynolds American, Inc.	52,795
542	Smithfield Foods, Inc. (a)	8,742
1,242	Tyson Foods, Inc. - Class A	20,344
		521,792

	Energy - 12.3%
165	ATP Oil & Gas Corp. (a) (b)	1,883
1,424	Baker Hughes, Inc.	53,514
10,396	BP PLC - ADR (United Kingdom)	362,093
6,668	Chevron Corp.	494,499
254	Complete Production Services, Inc. (a)	4,481
4,941	ConocoPhillips	259,057
270	Dresser-Rand Group, Inc. (a)	9,590
3,012	Halliburton Co.	84,969
676	International Coal Group, Inc. (a)	3,089
506	ION Geophysical Corp. (a)	1,731
407	Key Energy Services, Inc. (a)	3,260
1,391	National Oilwell Varco, Inc.	52,288
100	Overseas Shipholding Group, Inc.	3,220
374	Rowan Cos., Inc. (a)	9,616
10,360	Royal Dutch Shell PLC, ADR (United Kingdom)	549,598
400	Sunoco, Inc.	13,472
345	USEC, Inc. (a)	1,621
2,459	Weatherford International, Ltd. (Switzerland) (a)	36,664
		1,944,645

	Financials - 1.3%
3,990	American Express Co.	159,081
849	Ameriprise Financial, Inc.	36,999
487	East West Bancorp, Inc.	7,120
		203,200

See notes to financial statements.

Annual Report | August 31, 2010 | 57

Portfolio of Investments continued

OTP | Guggenheim Ocean Tomo Patent ETF (continued)

Number
of Shares	Description	Value

	Health Care - 20.0%
5,124	Abbott Laboratories	$252,818
208	Affymetrix, Inc. (a)	855
316	Alkermes, Inc. (a)	4,190
1,021	Allergan, Inc.	62,710
465	Amylin Pharmaceuticals, Inc. (a)	9,551
304	Arena Pharmaceuticals, Inc. (a) (b)	1,979
1,984	Baxter International, Inc.	84,439
781	Becton Dickinson & Co.	53,256
886	Biogen Idec, Inc. (a)	47,667
5,034	Boston Scientific Corp. (a)	26,126
5,693	Bristol-Myers Squibb Co.	148,473
1,202	Cardinal Health, Inc.	36,012
76	CardioNet, Inc. (a)	333
1,530	Celgene Corp. (a)	78,826
250	Cephalon, Inc. (a)	14,153
1,664	Covidien PLC (Ireland)	58,806
316	CR Bard, Inc.	24,278
449	Dendreon Corp. (a)	16,092
886	Genzyme Corp. (a)	62,117
2,784	Gilead Sciences, Inc. (a)	88,698
8,619	GlaxoSmithKline PLC - ADR (United Kingdom)	322,351
842	Hologic, Inc. (a)	11,948
406	Illumina, Inc. (a)	17,413
227	Immucor, Inc. (a)	3,995
131	Intuitive Surgical, Inc. (a)	34,719
104	Jazz Pharmaceuticals, Inc. (a)	926
9,156	Johnson & Johnson	522,075
237	Kinetic Concepts, Inc. (a)	7,565
813	King Pharmaceuticals, Inc. (a)	7,081
606	Life Technologies Corp. (a)	25,919
180	LifePoint Hospitals, Inc. (a)	5,476
192	Medicis Pharmaceutical Corp. - Class A	5,280
3,595	Medtronic, Inc.	113,171
315	Myriad Genetics, Inc. (a)	4,933
363	PDL BioPharma, Inc.	2,055
387	PerkinElmer, Inc.	8,131
26,777	Pfizer, Inc.	426,558
8,703	Sanofi-Aventis SA - ADR (France)	248,993
222	Savient Pharmaceuticals, Inc. (a)	3,201
248	Sequenom, Inc. (a)	1,520
622	Shire PLC - ADR (Channel Islands)	40,243
1,085	St. Jude Medical, Inc. (a)	37,508
1,317	Stryker Corp.	56,881
1,362	Thermo Fisher Scientific, Inc. (a)	57,367
251	Valeant Pharmaceuticals International (a) (b)	14,480
416	Varian Medical Systems, Inc. (a)	22,148
671	Vertex Pharmaceuticals, Inc. (a)	22,371
314	Waters Corp. (a)	19,003
414	Watson Pharmaceuticals, Inc. (a)	17,831
668	Zimmer Holdings, Inc. (a)	31,510
		3,164,031

	Industrials - 9.4%
301	AGCO Corp. (a)	9,948
1,094	AMR Corp. (a)	6,684
302	ArvinMeritor, Inc. (a)	3,947
373	Avery Dennison Corp.	12,130
332	BE Aerospace, Inc. (a)	8,947
2,429	Boeing Co.	148,485
552	Cooper Industries PLC (Ireland)	23,234
2,167	Danaher Corp.	78,727
556	Eaton Corp.	38,631
35,443	General Electric Co.	513,215
2,563	Honeywell International, Inc.	100,188
1,069	Ingersoll-Rand PLC (Ireland)	34,775
609	ITT Corp.	25,882
526	KBR, Inc.	12,203
269	Kennametal, Inc.	6,779
380	L-3 Communications Holdings, Inc.	25,308
1,232	Lockheed Martin Corp.	85,649
432	Manitowoc Co., Inc.	3,957
1,183	Masco Corp.	12,410
1,000	Northrop Grumman Corp.	54,120
297	Oshkosh Corp. (a)	7,389
420	Owens Corning (a)	11,424
387	Pall Corp.	13,232
678	Pitney Bowes, Inc.	13,045
1,259	Raytheon Co.	55,295
473	Rockwell Automation, Inc.	24,189
522	Rockwell Collins, Inc.	28,151
675	RR Donnelley & Sons Co.	10,223
163	SPX Corp.	9,138
358	Terex Corp. (a)	6,519
907	Textron, Inc.	15,482
316	Timken Co.	10,336

See notes to financial statements.

58 | Annual Report | August 31, 2010

Portfolio of Investments continued

OTP | Guggenheim Ocean Tomo Patent ETF (continued)

Number
of Shares	Description	Value

	Industrials (continued)
1,578	Tyco International, Ltd. (Switzerland)	$58,828
578	UAL Corp. (a)	12,248
274	URS Corp. (a)	9,774
328	USG Corp. (a)	3,992
		1,494,484

	Information Technology - 35.5%
2,405	Accenture PLC - Class A (Ireland)	88,023
309	ADC Telecommunications, Inc. (a)	3,915
2,235	Advanced Micro Devices, Inc. (a)	12,561
1,155	Agilent Technologies, Inc. (a)	31,150
603	Akamai Technologies, Inc. (a)	27,780
7,619	Alcatel-Lucent - ADR (France) (a)	19,581
1,020	Altera Corp.	25,163
673	Amdocs Ltd. (Channel Islands) (a)	17,653
562	Amkor Technology, Inc. (a)	2,849
980	Analog Devices, Inc.	27,322
3,033	Apple, Inc. (a)	738,141
4,458	Applied Materials, Inc.	46,319
288	Ariba, Inc. (a)	4,455
1,439	ARM Holdings PLC - ADR (United Kingdom) (b)	24,003
408	Arris Group, Inc. (a)	3,333
502	Art Technology Group, Inc. (a)	1,752
1,484	Atmel Corp. (a)	8,607
2,906	AU Optronics Corp. - ADR (Taiwan) (a)	25,021
753	Autodesk, Inc. (a)	20,896
1,648	Broadcom Corp. - Class A	49,391
1,723	CA, Inc.	31,031
874	Cadence Design Systems, Inc. (a)	5,943
4,428	Canon, Inc. - ADR (Japan)	181,149
304	Ciena Corp. (a)	3,791
18,959	Cisco Systems, Inc. (a)	380,128
312	CommScope, Inc. (a)	5,850
778	Compuware Corp. (a)	5,586
5,181	Corning, Inc.	81,238
354	Cree, Inc. (a)	18,953
544	Cypress Semiconductor Corp. (a)	5,758
6,501	Dell, Inc. (a)	76,517
6,824	EMC Corp. (a)	124,470
144	Energy Conversion Devices, Inc. (a) (b)	649
432	Entegris, Inc. (a)	1,663
592	Evergreen Solar, Inc. (a) (b)	397
266	F5 Networks, Inc. (a)	23,256
407	Fairchild Semiconductor International, Inc. (a)	3,146
244	Finisar Corp. (a)	3,121
291	Harmonic, Inc. (a)	1,691
433	Harris Corp.	18,216
7,750	Hewlett-Packard Co.	298,220
384	IAC/InterActive Corp. (a)	9,519
530	Integrated Device Technology, Inc. (a)	2,714
18,471	Intel Corp.	327,306
4,187	International Business Machines Corp.	515,964
404	Intersil Corp. - Class A	4,038
732	JDS Uniphase Corp. (a)	6,727
1,747	Juniper Networks, Inc. (a)	47,518
558	KLA-Tencor Corp.	15,630
419	Lam Research Corp. (a)	15,130
256	Lexmark International, Inc. - Class A (a)	8,957
2,376	LG Display Co. Ltd. - ADR (South Korea) (b)	33,454
630	Logitech International SA (Switzerland) (a) (b)	9,286
2,145	LSI Corp. (a)	8,623
2,140	Marvell Technology Group, Ltd. (Bermuda) (a)	34,112
1,004	Maxim Integrated Products, Inc.	15,933
522	McAfee, Inc. (a)	24,560
736	MEMC Electronic Materials, Inc. (a)	7,573
616	Microchip Technology, Inc. (b)	17,057
3,300	Micron Technology, Inc. (a)	21,334
269	Microsemi Corp. (a)	3,766
29,093	Microsoft Corp.	683,104
571	Molex, Inc.	10,078
7,715	Motorola, Inc. (a)	58,094
779	National Semiconductor Corp.	9,823
524	NCR Corp. (a)	6,733
1,170	NetApp, Inc. (a)	47,315
12,432	Nokia OYJ - ADR (Finland)	106,418
1,140	Novell, Inc. (a)	6,407
317	Novellus Systems, Inc. (a)	7,386
967	Nuance Communications, Inc. (a)	14,196
1,873	Nvidia Corp. (a)	17,475
1,392	ON Semiconductor Corp. (a)	8,603
737	PMC - Sierra, Inc. (a)	5,100
273	Polycom, Inc. (a)	7,775
5,329	Qualcomm, Inc.	204,154
380	Rambus, Inc. (a)	6,775

See notes to financial statements.

Annual Report | August 31, 2010 | 59

Portfolio of Investments continued

OTP | Guggenheim Ocean Tomo Patent ETF (continued)

Number
of Shares	Description	Value

	Information Technology (continued)
1,835	Research In Motion Ltd. (Canada) (a)	$78,648
343	Rovi Corp. (a)	14,924
1,303	SAIC, Inc. (a)	19,389
763	SanDisk Corp. (a)	25,362
248	Sanmina-SCI Corp. (a)	2,239
1,633	Seagate Technology (Ireland) (a)	16,542
149	Silicon Laboratories, Inc. (a)	5,683
2,051	Siliconware Precision Industries Co. - ADR (Taiwan)	9,168
587	Skyworks Solutions, Inc. (a)	10,484
2,679	Symantec Corp. (a)	36,515
108	Synaptics, Inc. (a)	2,853
480	Synopsys, Inc. (a)	10,987
10,866	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	104,640
1,301	Tellabs, Inc.	9,237
567	Teradata Corp. (a)	18,564
3,968	Texas Instruments, Inc.	91,383
359	TiVo, Inc. (a)	2,822
403	Trimble Navigation Ltd. (a)	11,336
496	TriQuint Semiconductor, Inc. (a)	3,447
1,511	Tyco Electronics Ltd. (Switzerland)	37,050
8,544	United Microelectronics Corp. - ADR (Taiwan)	21,958
240	Varian Semiconductor Equipment Associates, Inc. (a)	5,957
282	VeriFone Systems, Inc. (a)	6,819
629	VeriSign, Inc. (a)	18,323
614	Vishay Intertechnology, Inc. (a)	4,722
1,355	VMware, Inc. - Class A (a)	106,462
752	Western Digital Corp. (a)	18,161
2,221	Western Union Co.	34,825
4,578	Xerox Corp.	38,638
859	Xilinx, Inc.	20,745
4,616	Yahoo!, Inc. (a)	60,377
		5,625,585

	Materials - 3.6%
706	Air Products & Chemicals, Inc.	52,265
3,390	Alcoa, Inc.	34,612
257	Ashland, Inc.	11,940
520	Celanese Corp. - Series A	13,884
3,834	Dow Chemical Co.	93,435
239	Eastman Chemical Co.	14,710
779	Ecolab, Inc.	36,925
3,009	EI Du Pont de Nemours & Co.	122,677
284	Ferro Corp. (a)	3,039
780	Huntsman Corp.	7,106
1,437	International Paper Co.	29,401
417	Louisiana-Pacific Corp. (a)	2,777
567	MeadWestvaco Corp.	12,338
451	Nalco Holding Co.	10,247
256	Olin Corp.	4,585
552	PPG Industries, Inc.	36,338
523	Sealed Air Corp.	10,727
402	Solutia, Inc. (a)	5,443
1,957	Teck Resources Ltd. - Class B (Canada)	65,325
		567,774

	Telecommunication Services - 6.8%
19,616	AT&T, Inc.	530,220
5,381	Level 3 Communications, Inc. (a)	5,542
10,451	Nippon Telegraph & Telephone Corp. - ADR (Japan)	225,115
9,985	Sprint Nextel Corp. (a)	40,739
9,384	Verizon Communications, Inc.	276,922
		1,078,538

	Utilities - 0.2%
723	Pepco Holdings, Inc.	12,978
360	Pinnacle West Capital Corp.	14,346
		27,324

	Total Common Stock - 99.5%
	(Cost $17,523,391)	15,749,432

	Exchange Traded Funds - 0.2%
340	SPDR S&P 500 ETF Trust (b)
	(Cost $36,906)	35,860
	Total Long Term Investments - 99.7%
	(Cost $17,560,297)	15,785,292

	Investments of Collateral for Securities Loaned (c) - 0.9%
	Money Market Fund - 0.8%
127,411	BNY Mellon Securities Lending Overnight Fund, 0.306% (d)
	(Cost $127,411)	127,411

See notes to financial statements.

60 | Annual Report | August 31, 2010

Portfolio of Investments continued

OTP | Guggenheim Ocean Tomo Patent ETF (continued)

Principal
Amount	Description	Value

	U.S. Government and Agency Securities - 0.1%
$3,499	US Treasury Inflation Index Bond, 2.375%, 1/15/25	$4,623
10,761	US Treasury Inflation Index Notes, 1.875%, 7/15/13 to 7/15/15	13,256
1,856	US Treasury Note, 1.75% to 3.625%, 3/31/14 to 8/15/19	1,930
	(Cost $19,809)	19,809

	Total Investments of Collateral for Securities Loaned - 0.9%
	(Cost $147,220)	147,220

	Total Investments - 100.6%
	(Cost $17,707,517)	15,932,512
	Liabilities in excess of Other Assets - (0.6%)	(100,595)
	Net Assets - 100.0%	$15,831,917

ADR - American Depositary Receipt

OYJ - Public Stock Company

PLC - Public Limited Company

SA - Corporation

(a) Non-income producing security.

(b) Security, or portion thereof, was on loan at August 31, 2010.

(c) At August 31, 2010, the total market value of the Fund’s securities on loan was $139,492 and the total market value of the collateral by the Fund was $147,220.

(d) Interest rate shown reflects yield as of August 31, 2010.
Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Annual Report | August 31, 2010 | 61

Portfolio of Investments continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF

Number
of Shares	Description	Value

	Long-Term Investments - 100.0%
	Common Stocks - 96.7%
	Consumer Discretionary - 16.6%
6,145	Advance Auto Parts, Inc.	$334,718
1,602	Autozone, Inc. (a)	336,068
9,007	Bed Bath & Beyond, Inc. (a)	323,982
10,379	Best Buy Co., Inc.	325,797
11,060	Big Lots, Inc. (a)	345,736
57,042	Carmike Cinemas, Inc. (a)	345,104
10,999	Carnival Corp. (Panama)	342,949
31,979	Carrols Restaurant Group, Inc. (a)	140,068
22,763	Cinemark Holdings, Inc.	332,567
36,211	Culp, Inc. (a)	335,676
7,522	Dollar Tree, Inc. (a)	340,972
15,629	Dress Barn, Inc. (The) (a)	325,865
23,460	Ethan Allen Interiors, Inc.	316,475
11,899	Home Depot, Inc.	330,911
32,107	KB Home	331,023
48,367	La-Z-Boy, Inc. (a)	324,059
7,123	O’Reilly Automotive, Inc. (a)	336,704
4,271	Panera Bread Co. - Class A (a)	341,424
54,638	Pier 1 Imports, Inc. (a)	333,292
6,169	Polaris Industries, Inc.	328,993
19,003	Red Robin Gourmet Burgers, Inc. (a)	352,126
27,363	Regal Entertainment Group - Class A	336,839
13,850	Royal Caribbean Cruises Ltd. (Liberia) (a)	340,156
65,843	Select Comfort Corp. (a)	355,552
42,782	Service Corp International	328,994
6,292	Stanley Black & Decker, Inc.	337,503
		8,523,553

	Consumer Staples - 0.6%
6,539	Wal-Mart Stores, Inc.	327,865

	Energy - 15.8%
9,251	Alpha Natural Resources, Inc. (a)	343,490
82,830	BPZ Resources, Inc. (a)(b)	327,178
21,189	Brigham Exploration Co. (a)	324,615
9,279	Cameron International Corp. (a)	341,282
4,551	Chevron Corp.	337,502
5,235	Cimarex Energy Co.	342,474
5,806	Concho Resources, Inc. (a)	339,186
8,466	Continental Resources, Inc. (a)	343,042
13,367	Forest Oil Corp. (a)	349,146
12,059	Halliburton Co.	340,184
38,352	Helix Energy Solutions Group, Inc. (a)	349,003
6,688	Hess Corp.	336,072
21,136	Nabors Industries Ltd. (Bermuda) (a)	331,412
9,016	National Oilwell Varco, Inc.	338,911
10,942	Noble Corp. (Switzerland)	340,515
20,102	Oasis Petroleum, Inc. (a)	331,080
5,872	Pioneer Natural Resources Co.	339,519
14,632	Plains Exploration & Production Co. (a)	349,412
30,481	Resolute Energy Corp. (a)	325,537
15,464	T-3 Energy Services, Inc. (a)	341,445
40,567	Tetra Technologies, Inc. (a)	340,357
9,892	Unit Corp. (a)	337,020
22,475	Weatherford International Ltd. (Switzerland) (a)	335,102
3,994	Whiting Petroleum Corp. (a)	338,851
		8,122,335

	Financials - 18.9%
12,118	Allstate Corp. (The)	334,457
35,449	American Equity Investment Life Holding Co.	336,411
16,890	Apartment Investment & Management Co. - Class A - REIT	345,232
24,607	Associated Estates Realty Corp. - REIT	333,671
26,647	Bank of America Corp.	331,755
19,912	BioMed Realty Trust, Inc. - REIT	340,296
37,751	Cardinal Financial Corp.	346,554
91,608	Citigroup, Inc. (a)	340,782
9,968	Comerica, Inc.	342,999
14,754	Community Bank System, Inc.	333,145
9,269	Corporate Office Properties Trust - REIT	334,611
5,741	Digital Realty Trust, Inc. - REIT	340,269
13,868	DuPont Fabros Technology, Inc. - REIT	342,678
21,541	First Financial Bancorp	343,579
71,423	GFI Group, Inc.	319,975
20,657	Hudson Valley Holding Corp.	335,883
6,767	Iberiabank Corp.	329,891
9,305	JPMorgan Chase & Co.	338,330
21,613	Lakeland Bancorp, Inc.	171,175
21,445	New York Community Bancorp, Inc.	340,761
5,585	Park National Corp. (b)	335,379
26,414	People’s United Financial, Inc.	335,986
6,671	PNC Financial Services Group, Inc.	339,954
17,270	Progressive Corp. (The)	341,946
7,555	Reinsurance Group of America, Inc.	330,456
13,693	St. Joe Co. (The) (a)	329,727
21,486	Texas Capital Bancshares, Inc. (a)	328,736

See notes to financial statements.

62 | Annual Report | August 31, 2010

Portfolio of Investments continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF (continued)

Number
of Shares	Description	Value

	Financials (continued)
7,829	Tower Bancorp, Inc.	$147,029
14,285	Wells Fargo & Co.	336,412
11,585	Wintrust Financial Corp.	333,185
		9,741,264

	Health Care - 3.8%
19,341	Allscripts Healthcare Solutions, Inc. (a)	323,188
16,831	American Medical Systems Holdings, Inc. (a)	306,661
12,075	AmerisourceBergen Corp.	329,406
9,028	Covidien PLC (Ireland)	319,050
16,397	Parexel International Corp. (a)	326,136
82,627	Tenet Healthcare Corp. (a)	323,898
		1,928,339

	Industrials - 10.5%
7,400	Alaska Air Group, Inc. (a)	327,302
12,362	American Superconductor Corp. (a)(b)	332,414
5,548	Clean Harbors, Inc. (a)	335,377
7,031	Copa Holdings SA - Class A (Panama)	342,972
37,087	Houston Wire & Cable Co.	335,266
12,946	HUB Group, Inc. - Class A (a)	344,105
15,084	IESI-BFC Ltd. (Canada)	356,435
10,115	Kansas City Southern (a)	339,561
25,714	Knoll, Inc.	345,082
31,565	Masco Corp.	331,117
6,357	Norfolk Southern Corp.	341,244
33,712	RailAmerica, Inc. (a)	336,446
11,324	Republic Services, Inc.	333,265
12,092	Ryanair Holdings PLC, ADR (Ireland) (a)	342,808
52,105	Steelcase, Inc. - Class A	323,572
8,804	Waste Connections, Inc. (a)	332,351
		5,399,317

	Information Technology - 25.9%
11,172	ADTRAN, Inc.	351,136
6,137	Alliance Data Systems Corp. (a)	344,838
13,210	Altera Corp.	325,891
11,621	Analog Devices, Inc.	323,993
107,362	Art Technology Group, Inc. (a)	374,693
8,660	Automatic Data Processing, Inc.	334,363
9,863	Blackboard, Inc. (a)	326,367
18,574	CA, Inc.	334,518
37,921	Cogent, Inc. (a)	417,131
16,146	Comtech Telecommunications Corp. (a)	328,894
18,302	Constant Contact, Inc. (a)(b)	324,311
22,048	Diodes, Inc. (a)	325,208
3,736	Equinix, Inc. (a)	340,761
41,930	Fairchild Semiconductor International, Inc. (a)	324,119
13,766	FLIR Systems, Inc. (a)	345,802
8,944	Global Payments, Inc.	336,563
7,960	Harris Corp.	334,877
8,816	Hewlett-Packard Co.	339,240
11,592	Hughes Communications, Inc. (a)	269,398
32,986	JDS Uniphase Corp. (a)	303,141
22,095	KVH Industries, Inc. (a)	275,525
80,458	LSI Corp. (a)	323,441
47,481	Micron Technology, Inc. (a)	306,965
23,526	Microsemi Corp. (a)	329,364
44,949	Motorola, Inc. (a)	338,466
21,792	Nuance Communications, Inc. (a)	319,907
33,983	NVIDIA Corp. (a)	317,061
36,843	Pericom Semiconductor Corp. (a)	311,323
17,244	Rackspace Hosting, Inc. (a)(b)	339,534
20,102	Radiant Systems, Inc. (a)	360,027
68,173	RF Micro Devices, Inc. (a)	332,684
19,634	Skyworks Solutions, Inc. (a)	350,663
14,506	SYNNEX Corp. (a)	334,508
42,619	Terremark Worldwide, Inc. (a)	357,147
23,027	TNS, Inc. (a)	345,866
30,113	ValueClick, Inc. (a)	328,232
13,862	VeriFone Systems, Inc. (a)	335,183
4,758	Visa, Inc. - Class A	328,207
24,733	Vocus, Inc. (a)	366,543
13,512	Xilinx, Inc.	326,315
		13,332,205

	Telecommunication Services - 4.6%
7,148	American Tower Corp. - Class A (a)	334,955
28,070	Cbeyond, Inc. (a)	335,436
8,221	Crown Castle International Corp. (a)	338,047
44,651	Frontier Communications Corp.	345,152
37,667	Iridium Communications, Inc. (a)	326,573
9,297	NII Holdings, Inc. (a)	337,016
9,176	SBA Communications Corp. - Class A (a)	328,501
		2,345,680
	Total Common Stocks - 96.7%
	(Cost $52,067,209)	49,720,558

See notes to financial statements.

Annual Report | August 31, 2010 | 63

Portfolio of Investments continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF (continued)

Number
of Shares	Description	Value

	Master Limited Partnerships - 3.3%
	Energy - 3.3%
9,149	Enterprise Products Partners LP	$338,239
10,319	EV Energy Partner LP	346,925
8,754	Inergy LP	325,999
10,370	Teekay LNG Partners LP (Marshall Islands)	340,655
16,169	Teekay Offshore Partners LP (Marshall Islands)	343,591
	Total Master Limited Partnerships - 3.3%	1,695,409
	(Cost $1,179,881)

	Total Long-Term Investments - 100.0%
	(Cost $53,247,090)	51,415,967

	Investments of Collateral for Securities Loaned (c) - 1.6%
	Money Market Funds - 1.6%
827,084	BNY Mellon Securities Lending Overnight Fund, 0.306% (d)
	(Cost $827,084)	827,084

	Total Investments - 101.6%
	(Cost $54,074,174)	52,243,051
	Liabilities in excess of Other Assets - (1.6%)	(808,617)

	Net Assets - 100.0%	$51,434,434

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

(a) Non-income producing security.

(b) Security, or portion thereof, was on loan at August 31, 2010.

(c) At August 31, 2010, the total market value of the Fund’s securities on loan was $809,031 and the total market value of the collateral held by the Fund was $827,084.

(d) Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

64 | Annual Report | August 31, 2010

Portfolio of Investments continued

XRO | Guggenheim Sector Rotation ETF

Number
of Shares	Description	Value

	Common Stocks - 99.9%
	Consumer Discretionary - 20.1%
2,868	Advance Auto Parts, Inc.	$156,220
1,489	AutoZone, Inc. (a)	312,362
7,231	CarMax, Inc. (a)	144,114
1,053	Chipotle Mexican Grill, Inc. (a)	158,824
8,288	Clear Channel Outdoor Holdings, Inc. - Class A (a)	83,295
2,890	Dick’s Sporting Goods, Inc. (a)	70,718
3,456	Dollar Tree, Inc. (a)	156,661
3,817	Family Dollar Stores, Inc.	163,329
12,815	Home Depot, Inc.	356,385
20,180	Interpublic Group of Cos., Inc. (a)	172,135
9,780	Ltd Brands, Inc.	230,808
12,057	Macy’s, Inc.	234,388
1,987	NetFlix, Inc. (a)	249,408
6,706	Nordstrom, Inc.	193,938
4,538	O’Reilly Automotive, Inc. (a)	214,511
4,770	PetSmart, Inc.	152,115
14,803	Starbucks Corp.	340,321
3,795	Tiffany & Co.	150,396
6,859	TJX Cos., Inc.	272,234
6,277	Urban Outfitters, Inc. (a)	190,319
2,899	Williams-Sonoma, Inc.	75,258
		4,077,739

	Consumer Staples - 1.4%
1,562	Herbalife Ltd. (Cayman Islands)	86,816
5,992	Whole Foods Market, Inc. (a)	208,462
		295,278

	Financials - 24.3%
2,312	AvalonBay Communities, Inc. - REIT	243,269
4,034	Boston Properties, Inc. - REIT	328,368
10,573	CB Richard Ellis Group, Inc. - Class A (a)	173,609
1,404	City National Corp.	68,010
5,860	Comerica, Inc.	201,643
2,374	Credicorp Ltd. (Bermuda)	249,863
2,494	Digital Realty Trust, Inc. - REIT	147,819
6,911	Equity Residential - REIT	316,731
738	Essex Property Trust, Inc. - REIT	78,058
23,415	Fifth Third Bancorp	258,736
3,409	Hospitality Properties Trust - REIT	66,646
21,347	Host Hotels & Resorts, Inc. - REIT	280,286
25,971	Huntington Bancshares, Inc.	137,387
1,096	Jones Lang LaSalle, Inc.	82,759
3,389	M&T Bank Corp. (b)	290,234
14,133	New York Community Bancorp, Inc.	224,573
6,366	PNC Financial Services Group, Inc.	324,411
3,273	Public Storage - REIT	320,819
2,914	Raymond James Financial, Inc.	67,255
32,799	Regions Financial Corp.	210,897
4,455	Simon Property Group, Inc. - REIT	402,955
3,944	Vornado Realty Trust - REIT	319,701
6,670	Zions Bancorporation	122,928
		4,916,957

	Health Care - 14.9%
9,064	AmerisourceBergen Corp.	247,266
2,844	Cerner Corp. (a)	207,185
2,128	Community Health Systems, Inc. (a)	55,477
4,450	Dendreon Corp. (a)	159,488
3,852	Edwards Lifesciences Corp. (a)	221,760
7,650	Express Scripts, Inc. (a)	325,890
5,009	Hospira, Inc. (a)	257,262
4,726	Humana, Inc. (a)	225,856
2,363	IDEXX Laboratories, Inc. (a) (b)	130,603
912	Intuitive Surgical, Inc. (a)	241,707
2,213	Lincare Holdings, Inc.	50,943
4,285	McKesson Corp.	248,744
2,436	Perrigo Co.	138,828
4,732	ResMed, Inc. (a)	142,623
3,336	Waters Corp. (a)	201,895
3,546	Watson Pharmaceuticals, Inc. (a)	152,726
		3,008,253

	Industrials - 3.8%
3,584	AMETEK, Inc.	154,076
4,906	Cooper Industries PLC (Ireland)	206,494
4,300	Fastenal Co.	194,661
4,811	Owens Corning (a)	130,859
2,062	Waste Connections, Inc. (a)	77,841
		763,931

	Information Technology - 30.5%
10,123	Agilent Technologies, Inc. (a)	273,017
5,320	Akamai Technologies, Inc. (a)	245,092
1,210	Alliance Data Systems Corp. (a) (b)	67,990
8,699	Altera Corp.	214,604
3,546	ANSYS, Inc. (a)	137,514
1,431	Apple, Inc. (a)	348,262
8,860	Autodesk, Inc. (a)	245,865
5,110	Citrix Systems, Inc. (a)	296,073

See notes to financial statements.

Annual Report | August 31, 2010 | 65

Portfolio of Investments continued

XRO | Guggenheim Sector Rotation ETF (continued)

Number
of Shares	Description	Value

	Information Technology (continued)
5,748	Cognizant Technology Solutions Corp. - Class A (a)	$331,114
3,596	Cree, Inc. (a)	192,530
1,074	Factset Research Systems, Inc.	78,993
4,633	Genpact Ltd. (Bermuda) (a)	64,816
5,182	Harris Corp.	218,007
8,276	Intuit, Inc. (a)	354,213
5,410	Jabil Circuit, Inc.	55,453
3,780	Lam Research Corp. (a)	136,496
2,178	Lexmark International, Inc. - Class A (a)	76,208
18,260	Marvell Technology Group Ltd. (Bermuda) (a)	291,064
25,421	Micron Technology, Inc. (a)	164,347
2,257	MICROS Systems, Inc. (a)	85,992
7,714	NetApp, Inc. (a)	311,954
7,457	Red Hat, Inc. (a)	257,639
3,795	Rovi Corp. (a)	165,120
3,353	Salesforce.com, Inc. (a)	368,428
6,840	SanDisk Corp. (a)	227,362
4,285	Skyworks Solutions, Inc. (a)	76,530
11,338	Tyco Electronics Ltd. (Switzerland)	278,008
5,419	VeriSign, Inc. (a)	157,855
5,748	VMware, Inc. - Class A (a)	451,620
		6,172,166

	Materials - 1.1%
3,119	Sherwin-Williams Co.	219,515

	Telecommunications - 3.8%
6,466	American Tower Corp. - Class A (a)	302,997
7,723	Crown Castle International Corp. (a)	317,569
4,231	SBA Communications Corp. - Class A (a)	151,470
		772,036

	Total Long-Term Investments - 99.9%
	(Cost $19,175,766)	20,225,875

	Investments of Collateral for Securities Loaned (c) - 2.4%
	Money Market Fund - 0.7%
127,347	BNY Mellon Securities Lending Overnight Fund, 0.306% (d)
	(Cost $127,347)	127,347

	U.S. Government and Agency Securities - 1.7%
$343,019	United States Treasury Notes with coupons of 0.875% to 0.3.375%,
	and contractual maturities of collateral from 11/30/10 to 11/15/19
	(Cost $346,754)	$346,754

	Total Investments of Collateral for Securities Loaned - 2.4%
	(Cost $474,101)	474,101

	Total Investments - 102.3%
	(Cost $19,649,867)	20,699,976
	Liabilities in excess of Other Assets - (2.3%)	(460,742)
	Net Assets - 100.0%	$20,239,234

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2010.

(c)	At August 31, 2010, the total market value of the Fund’s securities on loan was $463,179 and the total market value of the collateral held by the Fund was $474,101.

(d)	Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

66 | Annual Report | August 31, 2010

Portfolio of Investments continued

CSD | Guggenheim Spin-Off ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.7%
	Common Stock - 94.9%
	Consumer Discretionary - 27.0%
26,117	Ascent Media Corp. - Class A (a)	$697,454
30,760	Hillenbrand, Inc.	585,363
26,380	HSN, Inc. (a)	693,530
48,252	Interval Leisure Group, Inc. (a)	603,633
15,013	Scripps Networks Interactive, Inc. - Class A	603,222
12,468	Time Warner Cable, Inc.	643,473
		3,826,675

	Consumer Staples - 15.2%
18,189	Dr Pepper Snapple Group, Inc.	669,719
9,212	Lorillard, Inc.	700,204
15,080	Philip Morris International, Inc.	775,715
		2,145,638

	Energy - 1.2%
22,865	Seahawk Drilling, Inc. (a)	164,628

	Financials - 11.8%
24,410	Altisource Portfolio Solutions SA (Luxembourg) (a)	646,865
36,031	Forestar Group, Inc. (a)	536,141
23,420	Tree.com, Inc. (a) (b)	170,498
12,002	Virtus Investment Partners, Inc. (a)	318,413
		1,671,917

	Health Care - 6.4%
26,913	CareFusion Corp. (a)	580,783
4,988	CPEX Pharmaceuticals, Inc. (a)	123,802
53,303	Myrexis, Inc. (a)	199,886
		904,471

	Industrials - 7.8%
39,153	John Bean Technologies Corp.	582,205
33,437	Quanex Building Products Corp.	528,305
		1,110,510

	Information Technology - 20.2%
31,755	AOL, Inc. (a)	705,596
32,198	EchoStar Corp. - Class A (a)	600,815
20,341	Lender Processing Services, Inc.	596,602
98,735	TeleCommunication Systems, Inc. - Class A (a)	304,104
46,367	Total System Services, Inc.	658,411
		2,865,528

	Materials - 5.3%
10,960	Clearwater Paper Corp. (a)	744,842

	Total Common Stock - 94.9%
	(Cost - $13,739,791)	13,434,209

	Master Limited Partnerships - 4.8%
	Utilities - 4.8%
40,186	Brookfield Infrastructure Partners LP (Bermuda) (b)	687,984

	Total Master Limited Partnerships - 4.8%
	(Cost - $642,419)

	Total Long-Term Investments - 99.7%
	(Cost - $14,382,210)	14,122,193

	Investments of Collateral for Securities Loaned (c) - 1.2%
	Money Market Funds - 1.2%
162,040	BNY Mellon Securities Lending Overnight Fund, 0.306% (d)
	(Cost $162,040)	162,040

	Total Investments - 100.9%
	(Cost - $14,544,250)	14,284,233
	Liabilities in excess of Other Assets - (0.9%)	(122,729)

	Net Assets - 100.0%	$14,161,504

LP - Limited Partnership

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2010.

(c)	At August 31, 2010, the total market value of the Fund’s securities on loan was $158,356 and the total market value of the collateral held by the Fund was $162,040.

(d)	Interest rate shown reflects yield as of August 31, 2010.

See notes to financial statements.

Annual Report | August 31, 2010 | 67

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.7%
	Common Stocks - 99.1%
	Consumer Discretionary - 12.8%
173	99 Cents Only Stores (a)	$3,027
187	Aaron’s, Inc.	3,046
150	Advance Auto Parts, Inc.	8,170
189	Aeropostale, Inc. (a)	4,026
166	American Axle & Manufacturing Holdings, Inc. (a)	1,389
398	American Eagle Outfitters, Inc.	5,031
86	American Greetings Corp. - Class A	1,660
49	American Public Education, Inc. (a)	1,218
89	Ameristar Casinos, Inc.	1,460
153	AnnTaylor Stores Corp. (a)	2,345
83	Arbitron, Inc.	2,111
92	Asbury Automotive Group, Inc. (a)	1,097
57	Ascent Media Corp. - Class A (a)	1,522
90	Bally Technologies, Inc. (a)	2,830
97	Barnes & Noble, Inc. (c)	1,468
298	Beazer Homes USA, Inc. (a)(c)	1,031
156	Bebe Stores, Inc.	888
267	Belo Corp. - Class A (a)	1,396
5	Biglari Holdings, Inc. (a)	1,452
65	BJ’s Restaurants, Inc. (a)	1,556
30	Blue Nile, Inc. (a)(c)	1,232
69	Bob Evans Farms, Inc.	1,763
241	BorgWarner, Inc. (a)	10,520
192	Boyd Gaming Corp. (a)	1,332
59	Bridgepoint Education, Inc. (a)	762
209	Brinker International, Inc.	3,292
119	Brown Shoe Co., Inc.	1,252
191	Brunswick Corp.	2,428
79	Buckle, Inc. (The)	1,892
42	Buffalo Wild Wings, Inc. (a)	1,756
162	Burger King Holdings, Inc.	2,665
117	Cabela’s, Inc. (a)	1,823
524	Cablevision Systems Corp. - Class A	13,147
85	California Pizza Kitchen, Inc. (a)	1,306
232	Callaway Golf Co.	1,450
31	Capella Education Co. (a)	1,940
184	Career Education Corp. (a)	3,225
128	Carter’s, Inc. (a)	2,859
84	Cato Corp. (The) - Class A	1,928
53	CEC Entertainment, Inc. (a)	1,663
321	Charming Shoppes, Inc. (a)	1,082
134	Cheesecake Factory, Inc. (The) (a)	3,000
389	Chico’s FAS, Inc.	3,209
57	Childrens Place Retail Stores, Inc. (The) (a)	2,489
53	Chipotle Mexican Grill, Inc. (a)	7,994
56	Choice Hotels International, Inc.	1,841
38	Churchill Downs, Inc.	1,306
188	Cinemark Holdings, Inc.	2,747
50	Citi Trends, Inc. (a)	1,130
280	CKX, Inc. (a)	1,313
105	Clear Channel Outdoor Holdings, Inc. - Class A (a)	1,055
64	Coinstar, Inc. (a)	2,784
224	Coldwater Creek, Inc. (a)	965
143	Collective Brands, Inc. (a)	1,849
35	Columbia Sportswear Co.	1,631
122	Cooper Tire & Rubber Co.	1,975
48	Cracker Barrel Old Country Store, Inc.	2,141
259	CROCS, Inc. (a)	3,237
734	Crown Media Holdings, Inc. - Class A (a)(c)	1,571
335	Dana Holding Corp. (a)	3,437
96	Deckers Outdoor Corp. (a)	4,173
167	Dick’s Sporting Goods, Inc. (a)	4,086
138	Dillard’s, Inc. - Class A	3,018
43	DineEquity, Inc. (a)	1,373
425	DISH Network Corp. - Class A	7,629
63	Dollar General Corp. (a)	1,721
229	Dollar Tree, Inc. (a)	10,381
136	Domino’s Pizza, Inc. (a)	1,744
117	DreamWorks Animation SKG, Inc. - Class A (a)	3,467
122	Dress Barn, Inc. (The) (a)	2,544
53	Drew Industries, Inc. (a)	1,014
35	DSW, Inc. - Class A (a)	831
48	Education Management Corp. (a)(c)	387
73	Ethan Allen Interiors, Inc.	985
242	Exide Technologies (a)	1,014
251	Federal-Mogul Corp. (a)	3,839
146	Finish Line, Inc. (The) - Class A	1,927
345	Foot Locker, Inc.	4,050
105	Fossil, Inc. (a)	4,986
140	Fred’s, Inc. - Class A	1,543
41	Fuel Systems Solutions, Inc. (a)	1,330
101	Gaylord Entertainment Co. (a)	2,642
76	Genesco, Inc. (a)	1,918
292	Gentex Corp.	5,130
61	Grand Canyon Education, Inc. (a)	1,042

See notes to financial statements.

68 | Annual Report | August 31, 2010

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number
of Shares	Description	Value

	Consumer Discretionary (continued)
53	Group 1 Automotive, Inc. (a)	$1,338
138	Guess?, Inc.	4,459
68	Gymboree Corp. (a)	2,559
173	Hanesbrands, Inc. (a)	4,142
130	Harte-Hanks, Inc.	1,330
67	Helen of Troy Ltd. (Bermuda) (a)	1,491
74	hhgregg, Inc. (a)	1,399
85	Hibbett Sports, Inc. (a)	1,970
144	Hillenbrand, Inc.	2,740
91	HSN, Inc. (a)	2,392
103	Hyatt Hotels Corp. - Class A (a)	3,879
187	Iconix Brand Group, Inc. (a)	2,849
60	International Speedway Corp. - Class A	1,373
114	Interval Leisure Group, Inc. (a)	1,426
103	iRobot Corp. (a)	1,707
87	ITT Educational Services, Inc. (a)	4,634
95	J. Crew Group, Inc. (a)	2,897
113	Jack in the Box, Inc. (a)	2,280
176	Jarden Corp.	4,741
64	Jo-Ann Stores, Inc. (a)	2,602
119	John Wiley & Sons, Inc. - Class A	4,235
195	Jones Apparel Group, Inc.	2,999
67	JOS A. Bank Clothiers, Inc. (a)	2,448
66	K12, Inc. (a)	1,527
169	KB Home	1,742
67	Kirkland’s, Inc. (a)	764
147	Knology, Inc. (a)	1,724
146	Lamar Advertising Co. - Class A (a)	3,827
730	Las Vegas Sands Corp. (a)	20,681
133	La-Z-Boy, Inc. (a)	891
573	Liberty Global, Inc. - Class A (a)	15,769
82	Life Time Fitness, Inc. (a)	2,786
348	Live Nation Entertainment, Inc. (a)	3,007
244	Liz Claiborne, Inc. (a)	1,025
351	LKQ Corp. (a)	6,529
80	Lumber Liquidators Holdings, Inc. (a)	1,602
157	Madison Square Garden, Inc. - Class A (a)	3,075
94	Maidenform Brands, Inc. (a)	2,507
73	Matthews International Corp. - Class A	2,299
89	MDC Holdings, Inc.	2,369
99	Men’s Wearhouse, Inc. (The)	1,909
77	Meritage Homes Corp. (a)	1,375
530	MGM Resorts International (a)(c)	4,775
129	Modine Manufacturing Co. (a)	1,282
126	Mohawk Industries, Inc. (a)	5,583
62	Monro Muffler Brake, Inc.	2,597
58	Morningstar, Inc. (a)	2,346
110	National CineMedia, Inc.	1,748
14	National Presto Industries, Inc.	1,400
75	NetFlix, Inc. (a)	9,414
96	NutriSystem, Inc.	1,686
10	NVR, Inc. (a)	6,042
148	OfficeMax, Inc. (a)	1,442
324	Orbitz Worldwide, Inc. (a)	1,633
218	Orient-Express Hotels Ltd. - Class A (Bermuda) (a)	1,884
281	Pacific Sunwear Of California (a)	1,059
45	Panera Bread Co. - Class A (a)	3,597
68	Papa John’s International, Inc. (a)	1,619
41	Peet’s Coffee & Tea, Inc. (a)	1,405
169	Penn National Gaming, Inc. (a)	4,762
83	Penske Automotive Group, Inc. (a)	997
165	PEP Boys-Manny Moe & Jack	1,488
79	PetMed Express, Inc. (c)	1,221
247	PetSmart, Inc.	7,877
58	PF Chang’s China Bistro, Inc.	2,483
128	Phillips-Van Heusen Corp.	5,847
334	Pier 1 Imports, Inc. (a)	2,037
186	Pinnacle Entertainment, Inc. (a)	1,823
66	Polaris Industries, Inc.	3,520
101	Pool Corp.	1,863
37	Pre-Paid Legal Services, Inc. (a)	2,022
388	Quiksilver, Inc. (a)	1,393
198	Regal Entertainment Group - Class A	2,437
148	Regis Corp.	2,482
146	Rent-A-Center, Inc.	2,932
327	Royal Caribbean Cruises Ltd. (Liberia) (a)	8,031
179	Ruby Tuesday, Inc. (a)	1,649
96	Ryland Group, Inc.	1,547
310	Saks, Inc. (a)(c)	2,446
208	Sally Beauty Holdings, Inc. (a)	1,795
84	Scholastic Corp.	1,968
164	Scientific Games Corp. - Class A (a)	1,674
190	Select Comfort Corp. (a)	1,026
421	Service Corp International	3,237
177	Shuffle Master, Inc. (a)	1,407
81	Shutterfly, Inc. (a)	1,801
154	Signet Jewelers Ltd. (Bermuda) (a)	4,072

See notes to financial statements.

Annual Report | August 31, 2010 | 69

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number
of Shares	Description	Value

	Consumer Discretionary (continued)
9,453	Sirius XM Radio, Inc. (a)	$9,038
72	Skechers U.S.A., Inc. - Class A (a)	1,834
154	Sonic Corp. (a)	1,181
151	Sotheby’s	4,018
101	Stage Stores, Inc.	1,127
366	Standard Pacific Corp. (a)	1,277
31	Steiner Leisure Ltd. (Bahamas) (a)	1,104
76	Steven Madden Ltd. (a)	2,617
263	Stewart Enterprises, Inc. - Class A	1,252
17	Strayer Education, Inc. (c)	2,461
81	Superior Industries International, Inc.	1,181
185	Talbots, Inc. (a)	1,846
143	Tempur-Pedic International, Inc. (a)	3,832
122	Tenneco, Inc. (a)	3,016
168	Texas Roadhouse, Inc. (a)	2,228
99	Thor Industries, Inc.	2,311
80	Timberland Co. (The) - Class A (a)	1,286
253	Toll Brothers, Inc. (a)	4,372
71	Tractor Supply Co.	4,827
80	True Religion Apparel, Inc. (a)	1,406
227	TRW Automotive Holdings Corp. (a)	7,891
119	Tupperware Brands Corp.	4,681
89	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,016
79	Under Armour, Inc. - Class A (a)	2,834
70	Universal Electronics, Inc. (a)	1,339
67	Universal Technical Institute, Inc.	1,035
30	Vail Resorts, Inc. (a)	991
90	Valassis Communications, Inc. (a)	2,638
545	Virgin Media, Inc.	11,341
101	Volcom, Inc. (a)	1,575
106	Warnaco Group, Inc. (The) (a)	4,439
225	Warner Music Group Corp. (a)	941
144	Weight Watchers International, Inc.	4,107
1,114	Wendy’s/Arby’s Group, Inc. - Class A	4,333
398	Wet Seal, Inc. (The) - Class A (a)	1,202
177	Williams-Sonoma, Inc.	4,595
42	WMS Industries, Inc. (a)	1,484
111	Wolverine World Wide, Inc.	2,805
93	World Wrestling Entertainment, Inc. - Class A	1,304
		600,900

	Consumer Staples - 3.6%
203	Alberto-Culver Co.	6,303
289	Alliance One International, Inc. (a)	1,011
55	Andersons, Inc. (The)	1,971
169	B&G Foods, Inc. - Class A	1,805
75	BJ’s Wholesale Club, Inc. (a)	3,147
31	Boston Beer Co., Inc. - Class A (a)	2,037
316	Bunge Ltd. (Bermuda)	16,748
62	Cal-Maine Foods, Inc.	1,840
104	Casey’s General Stores, Inc.	3,912
160	Central European Distribution Corp. (a)	3,661
174	Central Garden and Pet Co. - Class A (a)	1,625
111	Chiquita Brands International, Inc. (a)	1,394
149	Church & Dwight Co., Inc.	9,123
171	Corn Products International, Inc.	5,836
200	Darling International, Inc. (a)	1,504
418	Del Monte Foods Co.	5,451
46	Diamond Foods, Inc.	1,943
119	Dole Food Co., Inc. (a)(c)	1,028
84	Elizabeth Arden, Inc. (a)	1,375
140	Energizer Holdings, Inc. (a)	8,827
198	Flowers Foods, Inc.	5,116
93	Fresh Del Monte Produce, Inc. (Cayman Islands) (a)	2,043
213	Green Mountain Coffee Roasters, Inc. (a)	6,565
116	Hain Celestial Group, Inc. (The) (a)	2,591
146	Hansen Natural Corp. (a)	6,576
274	Heckmann Corp. (a)	1,096
127	Herbalife Ltd. (Cayman Islands)	7,059
52	J&J Snack Foods Corp.	1,963
44	Lancaster Colony Corp.	2,005
90	Lance, Inc.	1,936
56	Medifast, Inc. (a)(c)	1,496
39	Nash Finch Co.	1,532
121	NBTY, Inc. (a)	6,593
123	Nu Skin Enterprises, Inc. - Class A	3,145
87	Pantry, Inc. (The) (a)	1,637
189	Prestige Brands Holdings, Inc. (a)	1,399
61	Pricesmart, Inc.	1,574
105	Ralcorp Holdings, Inc. (a)	6,263
1,505	Rite Aid Corp. (a)	1,312
89	Ruddick Corp.	2,881
47	Sanderson Farms, Inc.	2,021
270	Smart Balance, Inc. (a)	983
349	Smithfield Foods, Inc. (a)	5,629

See notes to financial statements.

70 | Annual Report | August 31, 2010

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Consumer Staples (continued)
92	Spartan Stores, Inc.	$1,202
48	Tootsie Roll Industries, Inc.	1,133
52	TreeHouse Foods, Inc. (a)	2,158
74	United Natural Foods, Inc. (a)	2,571
45	Universal Corp.	1,605
104	Vector Group Ltd.	1,981
53	WD-40 Co.	1,864
31	Weis Markets, Inc.	1,090
144	Winn-Dixie Stores, Inc. (a)	945
		168,505

	Energy - 6.7%
221	Alpha Natural Resources, Inc. (a)	8,206
268	American Oil & Gas, Inc. (a)	1,836
327	Arch Coal, Inc.	7,361
215	Atlas Energy, Inc. (a)	5,848
135	ATP Oil & Gas Corp. (a)(c)	1,540
128	Atwood Oceanics, Inc. (a)	3,210
99	Berry Petroleum Co. - Class A	2,688
96	Bill Barrett Corp. (a)	3,126
329	BPZ Resources, Inc. (a)(c)	1,299
314	Brigham Exploration Co. (a)	4,810
57	Bristow Group, Inc. (a)	1,881
418	Cal Dive International, Inc. (a)	1,910
42	CARBO Ceramics, Inc.	3,181
88	Carrizo Oil & Gas, Inc. (a)	1,844
183	Cimarex Energy Co.	11,972
129	Clean Energy Fuels Corp. (a)(c)	1,864
123	Cloud Peak Energy, Inc. (a)	1,946
173	Complete Production Services, Inc. (a)	3,052
114	Comstock Resources, Inc. (a)	2,482
166	Concho Resources, Inc. (a)	9,698
51	Contango Oil & Gas Co. (a)	2,236
68	Continental Resources, Inc. (a)	2,755
160	Crosstex Energy, Inc. (a)	1,189
150	Dresser-Rand Group, Inc. (a)	5,328
58	Dril-Quip, Inc. (a)	3,066
150	Energy Partners Ltd. (a)	1,640
150	Energy XXI Bermuda Ltd. (Bermuda) (a)	2,999
475	EXCO Resources, Inc.	6,389
164	Exterran Holdings, Inc. (a)	3,629
203	Forest Oil Corp. (a)	5,302
248	Frontier Oil Corp.	2,904
253	General Maritime Corp. (Marshall Islands)	1,131
307	Global Industries Ltd. (a)	1,401
78	Goodrich Petroleum Corp. (a)	1,036
117	Gulfmark Offshore, Inc. - Class A (a)	3,154
132	Gulfport Energy Corp. (a)	1,501
273	Helix Energy Solutions Group, Inc. (a)	2,484
385	Hercules Offshore, Inc. (a)	824
119	Holly Corp.	3,095
83	Hornbeck Offshore Services, Inc. (a)	1,311
407	International Coal Group, Inc. (a)	1,860
387	ION Geophysical Corp. (a)	1,324
80	James River Coal Co. (a)	1,266
324	Key Energy Services, Inc. (a)	2,595
575	Kodiak Oil & Gas Corp. (Canada) (a)	1,415
78	Lufkin Industries, Inc.	3,015
232	Mariner Energy, Inc. (a)	5,310
499	McDermott International Co. (Panama) (a)	6,397
237	McMoRan Exploration Co. (a)	3,363
257	Newfield Exploration Co. (a)	12,339
285	Newpark Resources, Inc. (a)	2,488
127	Northern Oil and Gas, Inc. (a)	1,783
110	Oasis Petroleum, Inc. (a)	1,812
131	Oceaneering International, Inc. (a)	6,551
96	Oil States International, Inc. (a)	3,958
55	Overseas Shipholding Group, Inc.	1,771
340	Parker Drilling Co. (a)	1,234
202	Patriot Coal Corp. (a)	2,077
358	Patterson-UTI Energy, Inc.	5,284
112	Penn Virginia Corp.	1,561
591	Petrohawk Energy Corp. (a)	8,936
60	Petroleum Development Corp. (a)	1,614
269	Petroquest Energy, Inc. (a)	1,609
187	Pioneer Drilling Co. (a)	1,017
281	Plains Exploration & Production Co. (a)	6,710
347	Pride International, Inc. (a)	8,172
328	Quicksilver Resources, Inc. (a)	4,002
124	Rex Energy Corp. (a)	1,402
176	Rosetta Resources, Inc. (a)	3,467
117	RPC, Inc.	1,908
972	SandRidge Energy, Inc. (a)	3,927
49	SEACOR Holdings, Inc. (a)	3,855
139	Ship Finance International Ltd. (Bermuda)	2,434
148	SM Energy Co.	5,623
261	Southern Union Co.	5,873
127	Stone Energy Corp. (a)	1,436

See notes to financial statements.

Annual Report | August 31, 2010 | 71

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Energy (continued)
169	Superior Energy Services, Inc. (a)	$3,634
96	Superior Well Services, Inc. (a)(c)	2,124
83	Swift Energy Co. (a)	2,237
61	T-3 Energy Services, Inc. (a)	1,347
87	Teekay Corp. (Marshall Islands)	2,115
117	Tesco Corp. (Canada) (a)	1,161
174	Tetra Technologies, Inc. (a)	1,460
117	Tidewater, Inc.	4,689
301	Ultra Petroleum Corp. (Canada) (a)	11,742
89	Unit Corp. (a)	3,032
314	USEC, Inc. (a)	1,476
92	Venoco, Inc. (a)	1,628
301	Western Refining, Inc. (a)	1,312
96	Whiting Petroleum Corp. (a)	8,145
127	World Fuel Services Corp.	3,244
		311,862

	Financials - 22.6%
141	Acadia Realty Trust - REIT	2,529
102	Affiliated Managers Group, Inc. (a)	6,549
7	Alexander’s, Inc. - REIT	2,132
101	Alexandria Real Estate Equities, Inc. - REIT	7,006
14	Alleghany Corp. (a)	4,167
81	Allied World Assurance Co. Holdings Ltd. (Bermuda)	4,080
200	Alterra Capital Holdings Ltd. (Bermuda)	3,708
108	Altisource Portfolio Solutions SA (Luxembourg) (a)	2,862
384	AMB Property Corp. - REIT	9,135
127	American Campus Communities, Inc. - REIT	3,783
82	American Capital Agency Corp. - REIT	2,234
969	American Capital Ltd. (a)	4,913
201	American Equity Investment Life Holding Co.	1,907
158	American Financial Group, Inc.	4,546
63	American National Insurance Co.	4,823
147	AmeriCredit Corp. (a)	3,557
103	Amtrust Financial Services, Inc.	1,406
1,116	Annaly Capital Management, Inc. - REIT	19,396
487	Anworth Mortgage Asset Corp. - REIT	3,316
120	Apollo Commercial Real Estate Finance, Inc. - REIT	2,044
388	Apollo Investment Corp.	3,713
76	Arch Capital Group Ltd. (Bermuda) (a)	6,065
87	Argo Group International Holdings Ltd. (Bermuda)	2,651
67	Arrow Financial Corp.	1,528
177	Arthur J Gallagher & Co.	4,398
140	Artio Global Investors, Inc.	1,939
260	Ashford Hospitality Trust, Inc. - REIT (a)	2,088
187	Aspen Insurance Holdings Ltd. (Bermuda)	5,311
386	Associated Banc-Corp.	4,655
146	Associated Estates Realty Corp. - REIT	1,980
303	Assured Guaranty Ltd. (Bermuda)	4,681
171	Astoria Financial Corp.	2,062
225	Axis Capital Holdings Ltd. (Bermuda)	6,948
36	Bancfirst Corp.	1,339
186	BancorpSouth, Inc.	2,371
242	Bank Mutual Corp.	1,232
95	Bank of Hawaii Corp.	4,243
57	Bank of the Ozarks, Inc.	2,094
151	Beneficial Mutual Bancorp, Inc. (a)	1,259
264	BioMed Realty Trust, Inc. - REIT	4,512
74	BlackRock, Inc.	10,504
41	BOK Financial Corp.	1,822
203	Boston Private Financial Holdings, Inc.	1,273
346	Brandywine Realty Trust - REIT	3,802
125	BRE Properties, Inc. - REIT	5,110
446	Brookfield Properties Corp. (Canada)	6,449
195	Brookline Bancorp, Inc.	1,825
270	Brown & Brown, Inc.	5,141
141	Camden Property Trust- REIT	6,452
720	CapitalSource, Inc.	3,636
45	Capitol Federal Financial	1,155
277	Capstead Mortgage Corp. - REIT	3,219
79	Cash America International, Inc.	2,420
235	Cathay General Bancorp	2,254
362	CBL & Associates Properties, Inc.- REIT	4,416
219	Cedar Shopping Centers, Inc. - REIT	1,209
89	Chemical Financial Corp.	1,719
1,219	Chimera Investment Corp.- REIT	4,791
449	CIT Group, Inc. (a)	16,469
1,691	Citizens Republic Bancorp, Inc. (a)	1,319
62	City Holding Co.	1,770
84	City National Corp.	4,069
48	CNA Financial Corp. (a)	1,249
616	CNO Financial Group, Inc. (a)	2,914
249	Cogdell Spencer, Inc. - REIT	1,539
59	Cohen & Steers, Inc.	1,259
205	Colonial Properties Trust - REIT	3,251
152	Colony Financial, Inc. - REIT	2,693
89	Columbia Banking System, Inc.	1,585
153	Commerce Bancshares, Inc.	5,467

See notes to financial statements.

72 | Annual Report | August 31, 2010

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Financials (continued)
146	CommonWealth - REIT	$3,521
99	Community Bank System, Inc.	2,235
73	Community Trust Bancorp, Inc.	1,923
113	Corporate Office Properties Trust - REIT	4,079
341	Cousins Properties, Inc. - REIT	2,240
585	Cowen Group, Inc. - Class A (a)	2,006
34	Credit Acceptance Corp. (a)	1,926
113	Cullen/Frost Bankers, Inc.	5,791
288	CVB Financial Corp. (c)	1,967
108	Cypress Sharpridge Investments, Inc. - REIT	1,455
609	DCT Industrial Trust, Inc. - REIT	2,820
105	Delphi Financial Group, Inc. - Class A	2,342
449	Developers Diversified Realty Corp.- REIT	4,652
337	DiamondRock Hospitality Co. - REIT (a)	2,952
137	Digital Realty Trust, Inc. - REIT	8,120
144	Dime Community Bancshares	1,799
69	Dollar Financial Corp. (a)	1,334
294	Douglas Emmett, Inc.- REIT	4,739
566	Duke Realty Corp. - REIT	6,345
168	DuPont Fabros Technology, Inc. - REIT	4,151
168	Dynex Capital, Inc.- REIT	1,688
297	East West Bancorp, Inc.	4,342
77	EastGroup Properties, Inc.- REIT	2,714
219	Eaton Vance Corp.	5,692
293	Education Realty Trust, Inc. - REIT	2,004
94	eHealth, Inc. (a)	952
145	Employers Holdings, Inc.	2,126
119	Endurance Specialty Holdings Ltd. (Bermuda)	4,384
26	Enstar Group Ltd. (Bermuda) (a)	1,810
88	Entertainment Properties Trust - REIT	3,792
61	Equity Lifestyle Properties, Inc. - REIT	3,156
80	Equity One, Inc. - REIT	1,279
64	Erie Indemnity Co. - Class A	3,360
52	Essex Property Trust, Inc.- REIT	5,500
57	Evercore Partners, Inc. - Class A	1,396
117	Everest Re Group Ltd. (Bermuda)	9,259
249	Extra Space Storage, Inc.- REIT	3,807
136	Ezcorp, Inc. - Class A (a)	2,445
50	FBL Financial Group, Inc. - Class A	1,150
4,181	Freddie Mac (a)	1,394
8,412	Fannie Mae (a)(c)	2,609
90	Federal Realty Investment Trust - REIT	7,136
307	FelCor Lodging Trust, Inc.- REIT (a)	1,222
566	Fidelity National Financial, Inc. - Class A	8,213
193	Fifth Street Finance Corp.	1,903
247	First American Financial Corp.	3,663
89	First Cash Financial Services, Inc. (a)	2,124
18	First Citizens BancShares, Inc. - Class A	3,023
312	First Commonwealth Financial Corp.	1,544
147	First Financial Bancorp	2,345
55	First Financial Bankshares, Inc.	2,457
279	First Industrial Realty Trust, Inc.- REIT (a)	1,186
196	First Midwest Bancorp, Inc.	2,152
392	First Niagara Financial Group, Inc.	4,426
140	First Potomac Realty Trust - REIT	2,076
192	FirstMerit Corp.	3,322
161	Flagstar Bancorp, Inc. (a)	367
198	Flagstone Reinsurance Holdings SA (Luxembourg)	1,994
127	Flushing Financial Corp.	1,375
334	FNB Corp.	2,595
366	Forest City Enterprises, Inc. - Class A (a)	4,125
99	Forestar Group, Inc. (a)	1,473
187	Franklin Street Properties Corp.- REIT	2,194
452	Fulton Financial Corp.	3,743
585	General Growth Properties, Inc. - REIT	8,231
72	Getty Realty Corp. - REIT	1,788
194	GFI Group, Inc.	869
183	Glacier Bancorp, Inc.	2,533
306	Glimcher Realty Trust - REIT	1,818
99	Government Properties Income Trust - REIT	2,541
57	Greenhill & Co., Inc.	4,015
96	Greenlight Capital Re Ltd. - Class A (Cayman Islands) (a)	2,220
67	Hancock Holding Co.	1,824
119	Hanover Insurance Group, Inc. (The)	5,162
44	Harleysville Group, Inc.	1,403
135	Hatteras Financial Corp.- REIT	3,912
252	HCC Insurance Holdings, Inc.	6,358
157	Healthcare Realty Trust, Inc. - REIT	3,675
379	Hersha Hospitality Trust - REIT	1,796
156	Highwoods Properties, Inc.- REIT	4,880
164	Hilltop Holdings, Inc. (a)	1,619
104	Home Bancshares, Inc.	2,240
79	Home Properties, Inc. - REIT	3,990
135	Horace Mann Educators Corp.	2,214
290	Hospitality Properties Trust - REIT	5,670
68	Iberiabank Corp.	3,315
79	Independent Bank Corp.	1,657

See notes to financial statements.

Annual Report | August 31, 2010 | 73

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Financials (continued)
48	Infinity Property & Casualty Corp.	$2,225
290	Inland Real Estate Corp. - REIT	2,236
179	Interactive Brokers Group, Inc. - Class A (a)	2,898
150	International Bancshares Corp.	2,340
164	Invesco Mortgage Capital, Inc. - REIT	3,431
193	Investment Technology Group, Inc. (a)	2,565
329	Investors Bancorp, Inc. (a)	3,494
357	Investors Real Estate Trust - REIT	2,927
386	iStar Financial, Inc. - REIT (a)	1,347
260	Jefferies Group, Inc.	5,853
64	Jones Lang LaSalle, Inc.	4,833
104	KBW, Inc.	2,285
117	Kilroy Realty Corp. - REIT	3,640
327	Kite Realty Group Trust - REIT	1,364
231	Knight Capital Group, Inc. - Class A (a)	2,744
173	LaSalle Hotel Properties - REIT	3,645
309	Lexington Realty Trust - REIT	2,061
238	Liberty Property Trust - REIT	7,228
78	LTC Properties, Inc.- REIT	1,925
311	Macerich Co. (The) - REIT	12,882
181	Mack-Cali Realty Corp. - REIT	5,584
224	Maiden Holdings Ltd. (Bermuda)	1,642
113	Main Street Capital Corp.	1,676
20	Markel Corp. (a)	6,554
103	MarketAxess Holdings, Inc.	1,575
122	MB Financial, Inc.	1,828
476	MBIA, Inc. (a)	4,455
232	Meadowbrook Insurance Group, Inc.	1,993
241	Medical Properties Trust, Inc. - REIT	2,371
54	Mercury General Corp.	2,118
256	MF Global Holdings Ltd. (a)	1,690
496	MFA Financial, Inc. - REIT	3,656
283	MGIC Investment Corp. (a)	2,043
62	Mid-America Apartment Communities, Inc. - REIT	3,501
209	Monmouth Real Estate Investment Corp. - Class A - REIT	1,494
123	Montpelier Re Holdings Ltd. (Bermuda)	1,948
215	MSCI, Inc. - Class A (a)	6,429
142	National Financial Partners Corp. (a)	1,511
63	National Health Investors, Inc.- REIT	2,641
355	National Penn Bancshares, Inc.	2,063
162	National Retail Properties, Inc. - REIT	3,946
10	National Western Life Insurance Co. - Class A	1,281
216	Nationwide Health Properties, Inc. - REIT	8,310
46	Navigators Group, Inc. (The) (a)	1,924
105	NBT Bancorp, Inc.	2,144
122	Nelnet, Inc. - Class A	2,673
840	New York Community Bancorp, Inc.	13,348
227	NewAlliance Bancshares, Inc.	2,778
157	NewStar Financial, Inc. (a)	1,053
571	NorthStar Realty Finance Corp. - REIT	1,816
220	Northwest Bancshares, Inc.	2,365
196	Ocwen Financial Corp. (a)	1,782
249	Old National Bancorp	2,296
479	Old Republic International Corp.	6,122
151	Omega Healthcare Investors, Inc.- REIT	3,239
129	optionsXpress Holdings, Inc. (a)	1,837
124	Oriental Financial Group, Inc. (Puerto Rico)	1,643
103	PacWest Bancorp	1,757
46	Park National Corp.	2,762
103	Parkway Properties, Inc. - REIT	1,506
144	PartnerRe Ltd. (Bermuda)	10,721
137	Pebblebrook Hotel Trust - REIT (a)	2,430
170	Pennsylvania Real Estate Investment Trust - REIT	1,778
127	PHH Corp. (a)	2,351
62	Pico Holdings, Inc. (a)	1,731
122	Pinnacle Financial Partners, Inc. (a)	1,044
57	Piper Jaffray Cos. (a)	1,574
129	Pittsburgh & West Virginia Railroad - REIT	1,429
112	Platinum Underwriters Holdings Ltd. (Bermuda)	4,503
466	PMI Group, Inc. (The) (a)	1,435
2,354	Popular, Inc. (Puerto Rico) (a)	6,026
36	Portfolio Recovery Associates, Inc. (a)	2,293
149	Post Properties, Inc.- REIT	3,785
84	Potlatch Corp. - REIT	2,814
84	Primerica, Inc. (c)	1,767
195	PrivateBancorp, Inc.	2,040
73	ProAssurance Corp. (a)	3,865
97	Prosperity Bancshares, Inc.	2,760
201	Protective Life Corp.	3,755
177	Provident Financial Services, Inc.	2,030
196	Provident New York Bancorp	1,582
47	PS Business Parks, Inc. - REIT	2,645
325	Radian Group, Inc.	2,057
141	Ramco-Gershenson Properties Trust - REIT	1,472
226	Raymond James Financial, Inc.	5,216
127	Rayonier, Inc.- REIT	6,007
141	Realty Income Corp. - REIT (c)	4,595

See notes to financial statements.

74 | Annual Report | August 31, 2010

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Financials (continued)
186	Redwood Trust, Inc. - REIT	$2,569
204	Regency Centers Corp. - REIT	7,438
152	Reinsurance Group of America, Inc.	6,648
106	RenaissanceRe Holdings Ltd. (Bermuda)	6,020
103	Renasant Corp.	1,381
48	RLI Corp.	2,518
108	S&T Bancorp, Inc.	1,833
49	Safety Insurance Group, Inc.	1,997
67	Saul Centers, Inc.- REIT	2,770
56	SCBT Financial Corp.	1,610
365	SEI Investments Co.	6,461
147	Selective Insurance Group, Inc.	2,184
279	Senior Housing Properties Trust - REIT	6,557
81	Signature Bank (a)	2,960
71	Simmons First National Corp. - Class A	1,802
187	SL Green Realty Corp.- REIT	11,272
91	Southside Bancshares, Inc.	1,651
83	Sovran Self Storage, Inc. - REIT	3,135
129	St. Joe Co. (The) (a)	3,106
123	StanCorp Financial Group, Inc.	4,382
140	Starwood Property Trust, Inc.- REIT	2,663
133	StellarOne Corp.	1,376
421	Sterling Bancshares, Inc.	2,088
72	Stifel Financial Corp. (a)	3,116
341	Strategic Hotels & Resorts, Inc.- REIT (a)	1,217
95	Sun Communities, Inc. - REIT	2,718
293	Sunstone Hotel Investors, Inc.- REIT (a)	2,511
365	Susquehanna Bancshares, Inc.	2,887
90	SVB Financial Group (a)	3,345
210	SWS Group, Inc.	1,514
80	SY Bancorp, Inc.	1,897
105	Symetra Financial Corp.	1,128
1,850	Synovus Financial Corp.	3,811
73	Tanger Factory Outlet Centers - REIT	3,374
120	Taubman Centers, Inc. - REIT	4,979
356	TCF Financial Corp.	5,084
498	TD Ameritrade Holding Corp. (a)	7,276
120	Tejon Ranch Co. (a)	2,549
122	Texas Capital Bancshares, Inc. (a)	1,867
98	TFS Financial Corp.	901
49	Tompkins Financial Corp.	1,800
123	Tower Group, Inc.	2,640
128	TowneBank	1,830
79	Transatlantic Holdings, Inc.	3,766
300	Trustco Bank Corp. NY	1,596
129	Trustmark Corp.	2,460
335	UDR, Inc. - REIT	6,894
78	UMB Financial Corp.	2,487
181	UMH Properties, Inc. - REIT	1,718
204	Umpqua Holdings Corp.	2,122
108	United Bankshares, Inc. (c)	2,485
334	United Community Banks, Inc. (a)	828
86	United Fire & Casualty Co.	1,740
128	Unitrin, Inc.	3,046
60	Universal Health Realty Income Trust - REIT	1,909
83	Univest Corp. of Pennsylvania	1,328
84	Urstadt Biddle Properties, Inc. - Class A - REIT	1,542
309	U-Store-It Trust - REIT	2,472
191	Validus Holdings Ltd. (Bermuda)	4,865
351	Valley National Bancorp	4,574
196	Waddell & Reed Financial, Inc. - Class A	4,510
94	Walter Investment Management Corp. - REIT	1,524
283	Washington Federal, Inc.	4,038
133	Washington Real Estate Investment Trust - REIT	4,075
220	Webster Financial Corp.	3,540
300	Weingarten Realty Investors - REIT	6,054
105	WesBanco, Inc.	1,601
2	Wesco Financial Corp.	725
67	Westamerica Bancorporation	3,396
266	Western Alliance Bancorp (a)	1,628
44	Westwood Holdings Group, Inc.	1,346
17	White Mountains Insurance Group Ltd. (Bermuda)	5,161
271	Whitney Holding Corp.	2,014
263	Wilmington Trust Corp.	2,314
64	Wintrust Financial Corp.	1,841
42	World Acceptance Corp. (a)	1,712
252	WR Berkley Corp.	6,640
		1,055,385

	Health Care - 11.4%
68	Abaxis, Inc. (a)	1,228
32	Abraxis Bioscience, Inc. (a)	2,347
96	Acorda Therapeutics, Inc. (a)	2,891
230	Affymetrix, Inc. (a)	945
48	Air Methods Corp. (a)	1,751
162	Alere, Inc. (a)	4,531
172	Alexion Pharmaceuticals, Inc. (a)	9,713
152	Align Technology, Inc. (a)	2,436

See notes to financial statements.

Annual Report | August 31, 2010 | 75

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Health Care (continued)
181	Alkermes, Inc. (a)	$2,400
309	Alliance HealthCare Services, Inc. (a)	1,298
290	Allos Therapeutics, Inc. (a)	1,058
294	Allscript Healthcare Solutions, Inc. (a)	4,913
114	Alnylam Pharmaceuticals, Inc. (a)	1,562
61	AMAG Pharmaceuticals, Inc. (a)	1,537
68	Amedisys, Inc. (a)(c)	1,572
180	American Medical Systems Holdings, Inc. (a)	3,280
106	AMERIGROUP Corp. (a)	3,911
82	Amsurg Corp. (a)	1,367
273	Amylin Pharmaceuticals, Inc. (a)	5,607
42	Analogic Corp.	1,742
158	Angiodynamics, Inc. (a)	2,413
115	Ardea Biosciences, Inc. (a)	2,316
171	Arena Pharmaceuticals, Inc. (a)(c)	1,113
425	Ariad Pharmaceuticals, Inc. (a)	1,487
73	Arthrocare Corp. (a)	1,895
53	Assisted Living Concepts, Inc. - Class A (a)	1,440
70	athenahealth, Inc. (a)(c)	1,886
95	Auxilium Pharmaceuticals, Inc. (a)(c)	2,461
120	Beckman Coulter, Inc.	5,477
236	BioMarin Pharmaceutical, Inc. (a)	4,788
45	Bio-Rad Laboratories, Inc. - Class A (a)	3,714
98	Bio-Reference Labs, Inc. (a)	1,942
266	Brookdale Senior Living, Inc. (a)	3,564
193	Bruker Corp. (a)	2,295
77	Cantel Medical Corp.	1,106
88	Catalyst Health Solutions, Inc. (a)	3,528
301	Celera Corp. (a)	1,987
2,323	Cell Therapeutics, Inc. (a)	859
122	Centene Corp. (a)	2,467
144	Cepheid, Inc. (a)	2,118
162	Charles River Laboratories International, Inc. (a)	4,576
49	Chemed Corp.	2,445
190	Community Health Systems, Inc. (a)	4,953
45	Computer Programs & Systems, Inc.	1,839
80	Conmed Corp. (a)	1,481
86	Cooper Cos., Inc. (The)	3,469
142	Covance, Inc. (a)	5,386
120	Cubist Pharmaceuticals, Inc. (a)	2,644
91	Cyberonics, Inc. (a)	1,950
252	Delcath Systems, Inc. (a)	1,532
282	Dendreon Corp. (a)	10,107
148	DexCom, Inc. (a)	1,813
48	Dionex Corp. (a)	3,480
170	Edwards Lifesciences Corp. (a)	9,787
68	Emdeon, Inc. - Class A (a)	697
52	Emergency Medical Services Corp. - Class A (a)	2,499
92	Emergent Biosolutions, Inc. (a)	1,671
85	Emeritus Corp. (a)	1,307
255	Endo Pharmaceuticals Holdings, Inc. (a)	6,928
182	Enzon Pharmaceuticals, Inc. (a)	1,867
312	Exelixis, Inc. (a)	924
111	Genomic Health, Inc. (a)	1,605
58	Genoptix, Inc. (a)	998
105	Gen-Probe, Inc. (a)	4,728
78	Gentiva Health Services, Inc. (a)	1,603
1,382	GenVec, Inc. (a)(c)	636
329	Geron Corp. (a)(c)	1,520
84	Greatbatch, Inc. (a)	1,844
60	Haemonetics Corp. (a)	3,125
326	Halozyme Therapeutics, Inc. (a)	2,491
98	Hanger Orthopedic Group, Inc. (a)	1,279
536	Health Management Associates, Inc. - Class A (a)	3,350
211	Health Net, Inc. (a)	5,039
221	Healthsouth Corp. (a)	3,593
147	Healthspring, Inc. (a)	3,052
91	Healthways, Inc. (a)	1,138
41	HeartWare International, Inc. (a)	2,655
163	Henry Schein, Inc. (a)	8,606
146	Hill-Rom Holdings, Inc.	4,687
65	HMS Holdings Corp. (a)	3,392
492	Hologic, Inc. (a)	6,981
336	Human Genome Sciences, Inc. (a)	9,774
45	ICU Medical, Inc. (a)	1,603
77	IDEXX Laboratories, Inc. (a)	4,256
242	Illumina, Inc. (a)	10,379
178	Immucor, Inc. (a)	3,133
218	Immunogen, Inc. (a)	1,168
153	Impax Laboratories, Inc. (a)	2,398
317	Incyte Corp. Ltd. (a)	3,969
270	Inspire Pharmaceuticals, Inc. (a)	1,310
95	Insulet Corp. (a)	1,256
46	Integra LifeSciences Holdings Corp. (a)	1,599
98	InterMune, Inc. (a)	1,021
70	Invacare Corp.	1,603
48	IPC The Hospitalist Co., Inc. (a)	1,121

See notes to financial statements.

76 | Annual Report | August 31, 2010

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Health Care (continued)
239	Isis Pharmaceuticals, Inc. (a)	$1,874
113	Kindred Healthcare, Inc. (a)	1,328
119	Kinetic Concepts, Inc. (a)	3,798
32	Landauer, Inc.	1,798
1,201	Lexicon Pharmaceuticals, Inc. (a)	1,723
56	LHC Group, Inc. (a)	1,121
104	LifePoint Hospitals, Inc. (a)	3,164
168	Lincare Holdings, Inc.	3,867
135	Luminex Corp. (a)	1,936
80	Magellan Health Services, Inc. (a)	3,505
155	MannKind Corp. (a)(c)	861
81	MAP Pharmaceuticals, Inc. (a)	876
109	Martek Biosciences Corp. (a)	2,378
128	Masimo Corp.	2,913
140	MedAssets, Inc. (a)	2,775
193	Medicines Co. (The) (a)	2,220
153	Medicis Pharmaceutical Corp. - Class A	4,208
123	Medidata Solutions, Inc. (a)	2,111
164	Medivation, Inc. (a)	1,564
103	Mednax, Inc. (a)	4,773
111	Meridian Bioscience, Inc.	2,029
108	Merit Medical Systems, Inc. (a)	1,704
61	Mettler-Toledo International, Inc. (a)	6,746
218	Micromet, Inc. (a)	1,339
145	Momenta Pharmaceuticals, Inc. (a)	2,095
39	MWI Veterinary Supply, Inc. (a)	2,071
216	Myriad Genetics, Inc. (a)	3,383
73	National Healthcare Corp.	2,534
121	Natus Medical, Inc. (a)	1,460
241	Nektar Therapeutics (a)	3,087
72	Neogen Corp. (a)	2,104
82	NuVasive, Inc. (a)	2,407
130	NxStage Medical, Inc. (a)	2,050
282	Omnicare, Inc.	5,414
106	Omnicell, Inc. (a)	1,182
151	Onyx Pharmaceuticals, Inc. (a)	3,638
102	Optimer Pharmaceuticals, Inc. (a)	820
46	Orthofix International NV (Netherlands Antilles) (a)	1,228
127	Owens & Minor, Inc.	3,386
105	Par Pharmaceutical Cos., Inc. (a)	2,769
133	Parexel International Corp. (a)	2,645
345	PDL BioPharma, Inc.	1,953
196	Perrigo Co.	11,170
244	Pharmaceutical Product Development, Inc.	5,605
88	Pharmasset, Inc. (a)	2,138
104	PharMerica Corp. (a)	807
186	Protalix BioTherapeutics, Inc. (a)(c)	1,434
128	PSS World Medical, Inc. (a)	2,350
133	Psychiatric Solutions, Inc. (a)	4,436
41	Quality Systems, Inc.	2,298
239	Questcor Pharmaceuticals, Inc. (a)	2,316
123	Quidel Corp. (a)	1,487
136	Regeneron Pharmaceuticals, Inc. (a)	2,989
77	RehabCare Group, Inc. (a)	1,275
298	ResMed, Inc. (a)	8,982
168	Rigel Pharmaceuticals, Inc. (a)	1,315
125	Salix Pharmaceuticals Ltd. (a)	4,733
193	Savient Pharmaceuticals, Inc. (a)	2,783
264	Seattle Genetics, Inc. (a)	3,023
242	Sequenom, Inc. (a)	1,483
90	Sirona Dental Systems, Inc. (a)	2,837
61	SonoSite, Inc. (a)	1,776
119	STERIS Corp.	3,424
170	Sun Healthcare Group, Inc. (a)	1,377
139	Talecris Biotherapeutics Holdings Corp. (a)	3,050
66	Targacept, Inc. (a)	1,371
80	Techne Corp.	4,618
87	Teleflex, Inc.	4,181
152	Theravance, Inc. (a)	1,838
126	Thoratec Corp. (a)	4,057
82	Triple-S Management Corp. - Class B (Puerto Rico) (a)	1,305
103	United Therapeutics Corp. (a)	4,761
181	Universal American Corp. (a)	2,500
148	Universal Health Services, Inc. - Class B	4,647
142	Valeant Pharmaceuticals International (a)(c)	8,192
108	Vanda Pharmaceuticals, Inc. (a)	677
143	VCA Antech, Inc. (a)	2,827
400	Vertex Pharmaceuticals, Inc. (a)	13,336
207	Viropharma, Inc. (a)	2,596
265	Vivus, Inc. (a)(c)	1,495
99	Volcano Corp. (a)	2,188
84	WellCare Health Plans, Inc. (a)	2,084
69	West Pharmaceutical Services, Inc.	2,320
122	Wright Medical Group, Inc. (a)	1,619
66	Zoll Medical Corp. (a)	1,744
272	Zymogenetics, Inc. (a)	1,360
		530,853

See notes to financial statements.

Annual Report | August 31, 2010 | 77

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Industrials - 13.6%
85	A123 Systems, Inc. (a)(c)	$557
96	AAR Corp. (a)	1,475
95	ABM Industries, Inc.	1,863
171	ACCO Brands Corp. (a)	993
171	Actuant Corp. - Class A	3,389
64	Acuity Brands, Inc.	2,479
88	Administaff, Inc.	1,902
49	Advisory Board Co. (The) (a)	1,986
250	Aecom Technology Corp. (a)	5,625
64	Aerovironment, Inc. (a)	1,448
152	AGCO Corp. (a)	5,024
230	Aircastle Ltd. (Bermuda)	1,796
379	AirTran Holdings, Inc. (a)	1,709
75	Alaska Air Group, Inc. (a)	3,317
91	Albany International Corp. - Class A	1,615
94	Alexander & Baldwin, Inc.	3,181
40	Allegiant Travel Co.	1,505
54	Alliant Techsystems, Inc. (a)	3,559
20	Amerco, Inc. (a)	1,616
169	American Reprographics Co. (a)	1,115
27	American Science & Engineering, Inc.	1,916
105	American Superconductor Corp. (a)(c)	2,823
24	Ameron International Corp.	1,353
194	AMETEK, Inc.	8,340
463	AMR Corp. (a)	2,829
57	AO Smith Corp.	2,927
175	Apogee Enterprises, Inc.	1,582
84	Applied Industrial Technologies, Inc.	2,251
73	Arkansas Best Corp.	1,505
57	Armstrong World Industries, Inc. (a)	2,240
262	ArvinMeritor, Inc. (a)	3,424
71	Astec Industries, Inc. (a)	1,825
67	ATC Technology Corp. (a)	1,617
64	Atlas Air Worldwide Holdings, Inc. (a)	2,774
225	Avis Budget Group, Inc. (a)	2,052
47	AZZ, Inc.	1,877
249	Babcock & Wilcox Co. (a)	5,578
49	Badger Meter, Inc.	1,828
97	Baldor Electric Co.	3,403
125	Barnes Group, Inc.	1,901
207	BE Aerospace, Inc. (a)	5,579
123	Beacon Roofing Supply, Inc. (a)	1,713
105	Belden, Inc.	2,299
159	Blount International, Inc. (a)	1,843
117	Bowne & Co., Inc.	1,295
90	Brady Corp. - Class A	2,318
101	Briggs & Stratton Corp.	1,833
104	Brink’s Co. (The)	1,962
378	Broadwind Energy, Inc. (a)	631
184	Bucyrus International, Inc.	10,578
1,157	Capstone Turbine Corp. (a)	740
105	Carlisle Cos., Inc.	2,945
224	CBIZ, Inc. (a)	1,328
205	Cenveo, Inc. (a)	1,125
84	Ceradyne, Inc. (a)	1,834
87	Chart Industries, Inc. (a)	1,385
57	CIRCOR International, Inc.	1,587
103	CLARCOR, Inc.	3,465
40	Clean Harbors, Inc. (a)	2,418
122	Comfort Systems USA, Inc.	1,272
29	Consolidated Graphics, Inc. (a)	1,151
244	Continental Airlines, Inc. - Class B (a)	5,451
104	Con-way, Inc.	2,726
133	Copart, Inc. (a)	4,396
82	Corporate Executive Board Co. (The)	2,299
245	Corrections Corp. of America (a)	5,466
46	CoStar Group, Inc. (a)	1,898
285	Covanta Holding Corp. (a)	4,107
113	Crane Co.	3,831
48	Cubic Corp.	1,833
84	Curtiss-Wright Corp.	2,234
1,372	Delta Air Lines, Inc. (a)	14,351
124	Deluxe Corp.	2,075
117	DigitalGlobe, Inc. (a)	3,588
74	Dollar Thrifty Automotive Group, Inc. (a)	3,481
127	Donaldson Co., Inc.	5,321
148	Dycom Industries, Inc. (a)	1,190
240	Eagle Bulk Shipping, Inc. (Marshall Islands) (a)(c)	1,126
150	EMCOR Group, Inc. (a)	3,411
82	Encore Wire Corp.	1,500
280	EnergySolutions, Inc.	1,282
57	EnerNOC, Inc. (a)(c)	1,857
113	EnerSys (a)	2,494
96	Ennis, Inc.	1,477
57	EnPro Industries, Inc. (a)	1,557
57	ESCO Technologies, Inc.	1,776
70	Esterline Technologies Corp. (a)	3,220

See notes to financial statements.

78 | Annual Report | August 31, 2010

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Industrials (continued)
58	Exponent, Inc. (a)	$1,789
182	Federal Signal Corp.	959
240	Force Protection, Inc. (a)	930
72	Forward Air Corp.	1,715
60	Franklin Electric Co., Inc.	1,900
120	FTI Consulting, Inc. (a)	3,934
64	G&K Services, Inc. - Class A	1,286
118	Gardner Denver, Inc.	5,633
82	GATX Corp.	2,239
99	Genco Shipping & Trading Ltd. (Marshall Islands) (a)(c)	1,489
142	General Cable Corp. (a)	3,160
80	Genesee & Wyoming, Inc. - Class A (a)	3,105
119	Geo Group, Inc. (The) (a)	2,630
65	GeoEye, Inc. (a)	2,369
66	Gorman-Rupp Co. (The)	1,696
124	Graco, Inc.	3,461
317	GrafTech International Ltd. (a)	4,457
81	Granite Construction, Inc.	1,783
146	Griffon Corp. (a)	1,561
170	Harsco Corp.	3,390
105	Healthcare Services Group, Inc.	2,181
107	Heartland Express, Inc.	1,558
37	HEICO Corp.	1,535
66	HEICO Corp. - Class A	2,024
54	Heidrick & Struggles International, Inc.	938
117	Herman Miller, Inc.	1,921
327	Hertz Global Holdings, Inc. (a)	2,783
219	Hexcel Corp. (a)	3,736
91	HNI Corp.	2,127
84	HUB Group, Inc. - Class A (a)	2,233
75	Hubbell, Inc. - Class B	3,374
73	Huron Consulting Group, Inc. (a)	1,347
73	ICF International, Inc. (a)	1,540
171	IDEX Corp.	5,094
73	IHS, Inc. - Class A (a)	4,511
73	II-VI, Inc. (a)	2,510
102	Insituform Technologies, Inc. - Class A (a)	2,077
166	Interface, Inc. - Class A	2,128
90	Interline Brands, Inc. (a)	1,454
161	JB Hunt Transport Services, Inc.	5,271
598	JetBlue Airways Corp. (a)	3,415
87	John Bean Technologies Corp.	1,294
225	Joy Global, Inc.	12,767
80	Kaman Corp.	1,710
205	Kansas City Southern (a)	6,882
72	KAR Auction Services, Inc. (a)	872
80	Kaydon Corp.	2,593
311	KBR, Inc.	7,215
88	Kelly Services, Inc.- Class A (a)	919
173	Kennametal, Inc.	4,360
121	Kforce, Inc. (a)	1,279
106	Kirby Corp. (a)	3,904
119	Knight Transportation, Inc.	2,242
123	Knoll, Inc.	1,651
108	Korn/Ferry International (a)	1,406
104	Landstar System, Inc.	3,742
64	Layne Christensen Co. (a)	1,592
86	Lennox International, Inc.	3,646
97	Lincoln Electric Holdings, Inc.	4,808
43	Lindsay Corp.	1,585
34	M&F Worldwide Corp. (a)	789
346	Manitowoc Co., Inc. (The)	3,169
142	Manpower, Inc.	6,035
150	MasTec, Inc. (a)	1,452
66	McGrath Rentcorp	1,326
52	Middleby Corp. (a)	2,859
79	Mine Safety Appliances Co.	1,801
103	Mobile Mini, Inc. (a)	1,466
69	Moog, Inc. - Class A (a)	2,153
74	MSC Industrial Direct Co. - Class A	3,298
92	Mueller Industries, Inc.	2,169
460	Mueller Water Products, Inc. - Class A	1,090
94	MYR Group, Inc. (a)	1,309
18	NACCO Industries, Inc. - Class A	1,396
134	Navigant Consulting, Inc. (a)	1,327
131	Navistar International Corp. (a)	5,486
57	Nordson Corp.	3,658
112	Old Dominion Freight Line, Inc. (a)	2,611
136	Orbital Sciences Corp. (a)	1,767
95	Orion Marine Group, Inc. (a)	1,066
194	Oshkosh Corp. (a)	4,827
239	Owens Corning (a)	6,501
161	Pentair, Inc.	4,846
88	Polypore International, Inc. (a)	2,378
106	Quanex Building Products Corp.	1,675
180	RailAmerica, Inc. (a)	1,796
68	Raven Industries, Inc.	2,292

See notes to financial statements.

Annual Report | August 31, 2010 | 79

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Industrials (continued)
80	RBC Bearings, Inc. (a)	$2,343
66	Regal-Beloit Corp.	3,651
102	Resources Connection, Inc.	1,131
49	RINO International Corp. (a)	723
75	Robbins & Myers, Inc.	1,775
59	Rollins, Inc.	1,208
283	RSC Holdings, Inc. (a)	1,692
1	Seaboard Corp.	1,610
152	SFN Group, Inc. (a)	827
202	Shaw Group, Inc. (The) (a)	6,545
92	Simpson Manufacturing Co., Inc.	2,028
141	Skywest, Inc.	1,796
188	Spirit Aerosystems Holdings, Inc.- Class A (a)	3,636
118	SPX Corp.	6,615
198	Steelcase, Inc.- Class A	1,230
56	Sun Hydraulics Corp.	1,249
91	SYKES Enterprises, Inc. (a)	1,088
248	Taser International, Inc. (a)	901
82	Team, Inc. (a)	1,200
69	Teledyne Technologies, Inc. (a)	2,496
70	Tennant Co.	2,187
259	Terex Corp. (a)	4,716
127	Tetra Tech, Inc. (a)	2,305
61	Textainer Group Holdings Ltd. (Bermuda)	1,665
95	Thomas & Betts Corp. (a)	3,510
218	Timken Co.	7,131
53	Toro Co. (The)	2,645
181	Towers Watson & Co.- Class A	8,127
90	TransDigm Group, Inc.	5,210
100	Tredegar Corp.	1,642
191	Trinity Industries, Inc.	3,270
39	Triumph Group, Inc.	2,589
121	TrueBlue, Inc. (a)	1,306
87	Tutor Perini Corp. (a)	1,719
68	Tyco International Ltd. (Switzerland)	2,535
290	UAL Corp. (a)	6,145
32	Unifirst Corp.	1,256
198	United Rentals, Inc. (a)	2,228
42	United Stationers, Inc. (a)	1,885
48	Universal Forest Products, Inc.	1,244
190	URS Corp. (a)	6,777
363	US Airways Group, Inc. (a)	3,282
179	USG Corp. (a)	2,178
232	UTi Worldwide, Inc. (British Virgin Islands)	3,250
51	Valmont Industries, Inc.	3,419
138	Verisk Analytics, Inc.- Class A (a)	3,839
74	Viad Corp.	1,173
164	Vicor Corp.	2,216
135	WABCO Holdings, Inc. (a)	4,760
107	Wabtec Corp.	4,551
147	Waste Connections, Inc. (a)	5,549
55	Watsco, Inc.	2,824
62	Watts Water Technologies, Inc. - Class A	1,862
100	Werner Enterprises, Inc.	1,994
107	WESCO International, Inc. (a)	3,454
149	Woodward Governor Co.	3,892
3,936	YRC Worldwide, Inc. (a)(c)	984
		634,762

	Information Technology - 15.4%
142	3PAR, Inc. (a)	4,561
102	ACI Worldwide, Inc. (a)	1,937
148	Acme Packet, Inc. (a)	4,973
1,040	Activision Blizzard, Inc.	11,118
181	Acxiom Corp. (a)	2,243
292	ADC Telecommunications, Inc. (a)	3,700
790	ADPT Corp. (a)	2,275
121	ADTRAN, Inc.	3,803
119	Advanced Energy Industries, Inc. (a)	1,679
60	Advent Software, Inc. (a)	2,980
117	Alliance Data Systems Corp. (a)	6,574
288	Amkor Technology, Inc. (a)	1,460
80	Ancestry.com, Inc. (a)	1,540
52	Anixter International, Inc. (a)	2,386
175	ANSYS, Inc. (a)	6,786
262	AOL, Inc. (a)	5,822
211	Applied Micro Circuits Corp. (a)	2,274
74	ArcSight, Inc. (a)	2,842
229	Ariba, Inc. (a)	3,543
280	Arris Group, Inc. (a)	2,288
201	Arrow Electronics, Inc. (a)	4,599
486	Art Technology Group, Inc. (a)	1,696
257	Aruba Networks, Inc. (a)	4,721
219	Aspen Technology, Inc. (a)	2,098
132	Atheros Communications, Inc. (a)	3,255
889	Atmel Corp. (a)	5,156
106	ATMI, Inc. (a)	1,354
117	Avid Technology, Inc. (a)	1,296

See notes to financial statements.

80 | Annual Report | August 31, 2010

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Information Technology (continued)
307	Avnet, Inc. (a)	$7,030
97	AVX Corp.	1,206
118	Benchmark Electronics, Inc. (a)	1,655
84	Black Box Corp.	2,369
76	Blackbaud, Inc.	1,582
76	Blackboard, Inc. (a)(c)	2,515
89	Blue Coat Systems, Inc. (a)	1,676
107	Bottomline Technologies, Inc. (a)	1,499
203	Brightpoint, Inc. (a)	1,210
314	Broadridge Financial Solutions, Inc.	6,704
1,040	Brocade Communications Systems, Inc. (a)	5,221
172	Brooks Automation, Inc. (a)	1,166
54	Cabot Microelectronics Corp. (a)	1,616
65	CACI International, Inc. - Class A (a)	2,653
587	Cadence Design Systems, Inc. (a)	3,992
138	Cavium Networks, Inc. (a)	3,331
81	Checkpoint Systems, Inc. (a)	1,485
263	Ciena Corp. (a)	3,280
241	Cirrus Logic, Inc. (a)	3,644
160	Cogent, Inc. (a)	1,760
103	Cognex Corp.	2,008
68	Coherent, Inc. (a)	2,526
200	CommScope, Inc. (a)	3,750
97	CommVault Systems, Inc. (a)	2,381
96	Compellent Technologies, Inc. (a)	1,466
116	comScore, Inc. (a)	2,110
74	Comtech Telecommunications Corp. (a)	1,507
85	Concur Technologies, Inc. (a)	3,975
626	Conexant Systems, Inc. (a)	933
90	Constant Contact, Inc. (a)(c)	1,595
291	Convergys Corp. (a)	2,948
247	CoreLogic, Inc.	4,266
181	Cree, Inc. (a)	9,691
104	CSG Systems International, Inc. (a)	1,903
71	Cymer, Inc. (a)	2,090
320	Cypress Semiconductor Corp. (a)	3,387
112	DealerTrack Holdings, Inc. (a)	1,651
64	DG FastChannel, Inc. (a)	1,014
163	Diebold, Inc.	4,228
89	Digital River, Inc. (a)	2,347
90	Diodes, Inc. (a)	1,328
89	Dolby Laboratories, Inc. - Class A (a)	4,932
92	DST Systems, Inc.	3,748
40	DTS, Inc. (a)	1,402
285	Earthlink, Inc.	2,440
114	Ebix, Inc. (a)(c)	2,125
163	Echelon Corp. (a)	1,233
131	EchoStar Corp. - Class A (a)	2,444
233	Electronics for Imaging, Inc. (a)	2,480
177	Emulex Corp. (a)	1,689
177	Energy Conversion Devices, Inc. (a)	798
428	Entegris, Inc. (a)	1,648
170	Epicor Software Corp. (a)	1,154
62	Equinix, Inc. (a)	5,655
135	Euronet Worldwide, Inc. (a)	1,901
98	ExlService Holdings, Inc. (a)	1,628
145	F5 Networks, Inc. (a)	12,677
96	Factset Research Systems, Inc.	7,061
127	Fair Isaac Corp.	2,844
297	Fairchild Semiconductor International, Inc. (a)	2,296
66	FARO Technologies, Inc. (a)	1,210
104	FEI Co. (a)	1,733
249	Finisar Corp. (a)	3,185
134	Formfactor, Inc. (a)	941
55	Forrester Research, Inc. (a)	1,688
191	Gartner, Inc. (a)	5,478
238	Genpact Ltd. (Bermuda) (a)	3,330
221	Global Cash Access Holdings, Inc. (a)	800
139	Global Payments, Inc.	5,231
125	GSI Commerce, Inc. (a)	2,846
436	GT Solar International, Inc. (a)	3,370
307	Harmonic, Inc. (a)	1,784
111	Heartland Payment Systems, Inc.	1,571
141	Hewitt Associates, Inc. - Class A (a)	6,806
77	Hittite Microwave Corp. (a)	3,276
71	Hughes Communications, Inc. (a)	1,650
181	IAC/InterActiveCorp (a)	4,487
225	Imation Corp. (a)	1,926
253	Infinera Corp. (a)	2,135
164	Informatica Corp. (a)	5,274
142	Infospace, Inc. (a)	995
322	Ingram Micro, Inc. - Class A (a)	4,849
118	Insight Enterprises, Inc. (a)	1,551
449	Integrated Device Technology, Inc. (a)	2,299
111	InterDigital, Inc. (a)	2,744
140	Intermec, Inc. (a)	1,471
148	International Rectifier Corp. (a)	2,716

See notes to financial statements.

Annual Report | August 31, 2010 | 81

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Information Technology (continued)
268	Intersil Corp. - Class A	$2,679
94	Intevac, Inc. (a)	885
67	IPG Photonics Corp. (a)	1,451
96	Itron, Inc. (a)	5,184
164	Ixia (a)	1,852
110	j2 Global Communications, Inc. (a)	2,373
181	Jack Henry & Associates, Inc.	4,261
100	JDA Software Group, Inc. (a)	2,297
225	Kulicke & Soffa Industries, Inc. (a)	1,292
232	L-1 Identity Solutions, Inc. (a)	2,086
198	Lam Research Corp. (a)	7,150
572	Lattice Semiconductor Corp. (a)	2,374
367	Lawson Software, Inc. (a)	2,789
163	Lender Processing Services, Inc.	4,781
55	Littelfuse, Inc. (a)	2,048
234	LivePerson, Inc. (a)	1,673
73	LogMeIn, Inc. (a)	2,392
159	LoopNet, Inc. (a)	1,676
57	Loral Space & Communications, Inc. (a)	3,052
566	LTX-Credence Corp. (a)	1,223
66	Manhattan Associates, Inc. (a)	1,719
59	Mantech International Corp. - Class A (a)	2,088
1,004	Marvell Technology Group Ltd. (Bermuda) (a)	16,004
304	Maxim Integrated Products, Inc.	4,824
40	MAXIMUS, Inc.	2,148
93	Maxwell Technologies, Inc. (a)	1,047
270	Mentor Graphics Corp. (a)	2,454
122	Methode Electronics, Inc.	1,089
180	Micrel, Inc.	1,592
173	MICROS Systems, Inc. (a)	6,591
197	Microsemi Corp. (a)	2,758
21	MicroStrategy, Inc. - Class A (a)	1,637
125	MKS Instruments, Inc. (a)	2,158
155	ModusLink Global Solutions, Inc. (a)	901
103	Monolithic Power Systems, Inc. (a)	1,690
59	MTS Systems Corp.	1,572
127	National Instruments Corp.	3,661
342	NCR Corp. (a)	4,395
83	Netgear, Inc. (a)	1,753
165	Netlogic Microsystems, Inc. (a)	3,985
112	Netscout Systems, Inc. (a)	1,773
114	NetSuite, Inc. (a)(c)	2,166
148	NeuStar, Inc. - Class A (a)	3,277
122	Newport Corp. (a)	1,155
255	NIC, Inc.	1,846
500	Nuance Communications, Inc. (a)	7,340
140	Oclaro, Inc. (a)	1,434
136	Omnivision Technologies, Inc. (a)	2,788
827	ON Semiconductor Corp. (a)	5,111
70	OpenTable, Inc. (a)	3,731
90	Oplink Communications, Inc. (a)	1,415
54	OSI Systems, Inc. (a)	1,597
244	Parametric Technology Corp. (a)	4,160
64	Park Electrochemical Corp.	1,530
46	Pegasystems, Inc.	1,007
117	Perficient, Inc. (a)	1,016
94	Plantronics, Inc.	2,567
78	Plexus Corp. (a)	1,796
459	PMC - Sierra, Inc. (a)	3,176
173	Polycom, Inc. (a)	4,927
57	Power Integrations, Inc.	1,561
229	Power-One, Inc. (a)(c)	2,331
87	Progress Software Corp. (a)	2,324
639	Quantum Corp. (a)	920
152	Quest Software, Inc. (a)	3,257
249	Rackspace Hosting, Inc. (a)(c)	4,903
106	Radiant Systems, Inc. (a)	1,898
194	Rambus, Inc. (a)	3,459
313	RealNetworks, Inc. (a)	845
631	RF Micro Devices, Inc. (a)	3,079
104	RightNow Technologies, Inc. (a)	1,739
150	Riverbed Technology, Inc. (a)	5,754
98	Rofin-Sinar Technologies, Inc. (a)	1,999
52	Rogers Corp. (a)	1,394
231	Rovi Corp. (a)	10,051
180	Sanmina-SCI Corp. (a)	1,625
250	Sapient Corp.	2,608
113	SAVVIS, Inc. (a)	1,979
55	Scansource, Inc. (a)	1,373
149	Semtech Corp. (a)	2,473
213	Sigma Designs, Inc. (a)	2,024
88	Silicon Laboratories, Inc. (a)	3,356
250	Skyworks Solutions, Inc. (a)	4,465
173	SolarWinds, Inc. (a)	2,495
145	Solera Holdings, Inc.	5,754
765	Sonus Networks, Inc. (a)	2,264
75	Sourcefire, Inc. (a)	1,903

See notes to financial statements.

82 | Annual Report | August 31, 2010

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Information Technology (continued)
109	SRA International, Inc. - Class A (a)	$2,098
84	Standard Microsystems Corp. (a)	1,522
181	STEC, Inc. (a)(c)	2,020
56	Stratasys, Inc. (a)	1,272
149	SuccessFactors, Inc. (a)	3,144
242	SunPower Corp. - Class A (a)	2,616
179	Super Micro Computer, Inc. (a)	1,617
114	Sycamore Networks, Inc.	2,499
80	Synaptics, Inc. (a)	2,114
84	Synchronoss Technologies, Inc. (a)	1,299
46	SYNNEX Corp. (a)	1,061
311	Synopsys, Inc. (a)	7,119
65	Syntel, Inc.	2,502
244	Take-Two Interactive Software, Inc. (a)	2,030
113	Taleo Corp. - Class A (a)	2,896
83	Tech Data Corp. (a)	3,005
143	Tekelec (a)	1,567
192	TeleCommunication Systems, Inc. - Class A (a)	591
101	TeleTech Holdings, Inc. (a)	1,281
214	Terremark Worldwide, Inc. (a)	1,793
142	Tessera Technologies, Inc. (a)	2,158
223	THQ, Inc. (a)	792
366	TIBCO Software, Inc. (a)	5,303
320	TiVo, Inc. (a)	2,515
77	TNS, Inc. (a)	1,157
243	Trimble Navigation Ltd. (a)	6,836
339	TriQuint Semiconductor, Inc. (a)	2,356
252	TTM Technologies, Inc. (a)	2,082
92	Tyler Technologies, Inc. (a)	1,593
57	Ultimate Software Group, Inc. (a)	1,876
107	Unisys Corp. (a)	2,393
290	United Online, Inc.	1,430
132	Universal Display Corp. (a)	2,602
258	ValueClick, Inc. (a)	2,812
162	Varian Semiconductor Equipment Associates, Inc. (a)	4,021
90	Veeco Instruments, Inc. (a)(c)	2,991
195	VeriFone Systems, Inc. (a)	4,715
83	Viasat, Inc. (a)	2,901
64	Viasystems Group, Inc. (a)	913
377	Vishay Intertechnology, Inc. (a)	2,899
110	Vishay Precision Group, Inc. (a)	1,594
114	VMware, Inc. - Class A (a)	8,957
84	Volterra Semiconductor Corp. (a)	1,684
93	WebMD Health Corp. (a)	4,737
114	Websense, Inc. (a)	2,217
80	Wright Express Corp. (a)	2,569
127	Zebra Technologies Corp. - Class A (a)	3,635
165	Zoran Corp. (a)	1,333
		721,504

	Materials - 6.4%
78	A Schulman, Inc.	1,417
180	Albemarle Corp.	7,216
228	Allied Nevada Gold Corp. (a)	5,347
62	AMCOL International Corp.	1,619
138	Aptargroup, Inc.	5,748
57	Arch Chemicals, Inc.	1,751
145	Ashland, Inc.	6,737
84	Balchem Corp.	2,054
251	Boise, Inc. (a)	1,727
69	Brush Engineered Materials, Inc. (a)	1,659
106	Buckeye Technologies, Inc.	1,259
141	Cabot Corp.	4,009
150	Calgon Carbon Corp. (a)	1,872
102	Carpenter Technology Corp.	3,163
277	Celanese Corp. - Series A	7,396
167	Century Aluminum Co. (a)	1,670
20	CF Industries Holdings, Inc.	1,850
33	Clearwater Paper Corp. (a)	2,243
216	Coeur d’Alene Mines Corp. (a)	3,706
274	Commercial Metals Co.	3,570
68	Compass Minerals International, Inc.	4,879
335	Crown Holdings, Inc. (a)	9,333
113	Cytec Industries, Inc.	5,360
35	Deltic Timber Corp.	1,429
83	Domtar Corp.	4,982
103	Eagle Materials, Inc.	2,364
235	Ferro Corp. (a)	2,515
227	Globe Specialty Metals, Inc. (a)	2,481
197	Graphic Packaging Holding Co. (a)	601
72	Greif, Inc. - Class A	4,093
107	HB Fuller Co.	2,032
619	Hecla Mining Co. (a)	3,541
149	Horsehead Holding Corp. (a)	1,180
433	Huntsman Corp.	3,945
71	Innophos Holdings, Inc.	2,071
113	Intrepid Potash, Inc. (a)	2,537
43	Kaiser Aluminum Corp.	1,588

See notes to financial statements.

Annual Report | August 31, 2010 | 83

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Materials (continued)
151	KapStone Paper and Packaging Corp. (a)	$1,720
58	Koppers Holdings, Inc.	1,160
314	Louisiana-Pacific Corp. (a)	2,091
130	Lubrizol Corp.	12,130
71	Martin Marietta Materials, Inc. (c)	5,197
35	Minerals Technologies, Inc.	1,876
98	Molycorp., Inc. (a)	1,642
359	Mosaic Co. (The)	21,059
282	Nalco Holding Co.	6,407
24	NewMarket Corp.	2,413
177	Olin Corp.	3,170
42	Olympic Steel, Inc.	926
65	OM Group, Inc. (a)	1,664
197	Omnova Solutions, Inc. (a)	1,202
217	Packaging Corp. of America	4,837
130	PH Glatfelter Co.	1,330
230	PolyOne Corp. (a)	2,243
161	Reliance Steel & Aluminum Co.	5,997
86	Rock-Tenn Co. - Class A	4,143
140	Rockwood Holdings, Inc. (a)	3,619
122	Royal Gold, Inc.	5,987
261	RPM International, Inc.	4,411
80	RTI International Metals, Inc. (a)	2,208
50	Schnitzer Steel Industries, Inc. - Class A	2,212
43	Schweitzer-Mauduit International, Inc.	2,315
104	Scotts Miracle-Gro Co. (The) - Class A	4,912
107	Sensient Technologies Corp.	2,967
118	Silgan Holdings, Inc.	3,527
280	Solutia, Inc. (a)	3,791
196	Sonoco Products Co.	6,164
326	Southern Copper Corp.	9,858
467	Steel Dynamics, Inc.	6,398
31	Stepan Co.	1,719
150	Stillwater Mining Co. (a)	2,055
234	Temple-Inland, Inc.	3,728
52	Texas Industries, Inc.	1,572
272	US Gold Corp. (a)	1,406
199	Valspar Corp.	5,994
117	Walter Energy, Inc.	8,429
165	Wausau Paper Corp. (a)	1,044
46	Westlake Chemical Corp.	1,192
531	WHX Corp. (a)	4,444
150	Worthington Industries, Inc.	2,133
129	WR Grace & Co. (a)	3,264
62	Zep, Inc.	1,073
		298,573

	Telecommunication Services - 1.9%
44	AboveNet, Inc. (a)	2,271
30	Atlantic Tele-Network, Inc.	1,279
543	Cincinnati Bell, Inc. (a)	1,276
194	Clearwire Corp. - Class A (a)(c)	1,243
146	Cogent Communications Group, Inc. (a)	1,273
87	Consolidated Communications Holdings, Inc.	1,508
653	Crown Castle International Corp. (a)	26,851
151	Global Crossing Ltd. (Bermuda) (a)	1,857
892	Globalstar, Inc. (a)(c)	1,338
202	Leap Wireless International, Inc. (a)	2,095
3,790	Level 3 Communications, Inc. (a)	3,904
115	Neutral Tandem, Inc. (a)	1,300
334	NII Holdings, Inc. (a)	12,108
119	NTELOS Holdings Corp.	1,925
388	PAETEC Holding Corp. (a)	1,591
207	Premiere Global Services, Inc. (a)	1,027
222	SBA Communications Corp. - Class A (a)	7,948
90	Shenandoah Telecommunications Co.	1,520
151	Syniverse Holdings, Inc. (a)	3,106
160	Telephone & Data Systems, Inc.	4,622
217	tw telecom, Inc. (a)	3,805
34	United States Cellular Corp. (a)	1,425
458	Vonage Holdings Corp. (a)	989
88	Windstream Corp.	1,015
		87,276

	Utilities - 4.7%
147	AGL Resources, Inc.	5,395
106	Allete, Inc.	3,770
200	Alliant Energy Corp.	7,004
84	American States Water Co.	2,800
370	American Water Works Co., Inc.	8,355
320	Aqua America, Inc.	6,362
173	Atmos Energy Corp.	4,896
156	Avista Corp.	3,256
107	Black Hills Corp.	3,256
81	California Water Service Group	2,820
1,058	Calpine Corp. (a)	13,458
62	CH Energy Group, Inc.	2,613
80	Chesapeake Utilities Corp.	2,755
149	Cleco Corp.	4,221

See notes to financial statements.

84 | Annual Report | August 31, 2010

Portfolio of Investments continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Utilities (continued)
191	DPL, Inc.	$4,836
460	Dynegy, Inc. (a)	2,268
147	El Paso Electric Co. (a)	3,374
151	Empire District Electric Co. (The)	2,963
142	Energen Corp.	6,061
307	Great Plains Energy, Inc.	5,676
235	Hawaiian Electric Industries, Inc.	5,645
120	IDACORP, Inc.	4,207
90	ITC Holdings Corp.	5,216
81	Laclede Group, Inc. (The)	2,697
373	MDU Resources Group, Inc.	7,016
88	MGE Energy, Inc.	3,284
351	Mirant Corp. (a)	3,405
129	National Fuel Gas Co.	5,544
102	New Jersey Resources Corp.	3,795
78	Northwest Natural Gas Co.	3,544
127	NorthWestern Corp.	3,571
196	NSTAR	7,454
462	NV Energy, Inc.	5,914
153	OGE Energy Corp.	5,975
72	Ormat Technologies, Inc. (c)	1,984
101	Otter Tail Corp.	1,872
168	Piedmont Natural Gas Co., Inc.	4,583
245	PNM Resources, Inc.	2,803
215	Portland General Electric Co.	4,296
193	Questar Corp.	3,142
1,024	RRI Energy, Inc. (a)	3,553
86	South Jersey Industries, Inc.	4,041
126	Southwest Gas Corp.	3,963
181	UGI Corp.	4,996
107	UIL Holdings Corp.	2,834
97	Unisource Energy Corp.	3,155
202	Vectren Corp.	4,957
250	Westar Energy, Inc.	5,993
107	WGL Holdings, Inc.	3,774
		219,352
	Total Common Stocks - 99.1%
	(Cost $4,994,848)	4,628,972

	Tracking Stocks (b) - 0.6%
	Consumer Discretionary - 0.6%
191	Liberty Media Corp. - Capital - Class A (a)	8,610
1,193	Liberty Media Corp. - Interactive - Class A (a)	12,586
127	Liberty Media Corp. - Starz - Class A (a)	7,587
		28,783

	Industrials - 0.0%*
149	Acacia Research - Acacia Technologies (a)	2,238

	Total Tracking Stocks - 0.6%
	(Cost $30,533)	31,021

	Total Long-Term Investments - 99.7%
	(Cost $5,025,381)	4,659,993

	Investments of Collateral for Securities Loaned (d) - 2.2%
	Money Market Fund - 2.2%
100,821	BNY Mellon Securities Lending Overnight Fund, 0.306% (e)
	(Cost $100,821)	100,821

	Total Investments - 101.9%
	(Cost $5,126,202)	4,760,814
	Liabilities in excess of Other Assets - (1.9%)	(89,017)
	Net Assets - 100.0%	$4,671,797
*	Represents less than 0.1% of Net Assets.

NV - Publicly Traded Company

REIT -Real Estate Investment Trust

SA - Corporation

(a)	Non-income producing security.

(b)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

(c)	Security, or portion thereof, was on loan at August 31, 2010.

(d)	At August 31, 2010, the total market value of the Fund’s securities on loan was $91,947 and the total market value of the collateral held by the Fund was $100,821

(e)	Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Annual Report | August 31, 2010 | 85

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.6%
	Common Stocks - 99.5%
	Consumer Discretionary - 10.5%
27	99 Cents Only Stores (a)	$473
28	Aaron’s, Inc.	456
20	Abercrombie & Fitch Co. - Class A	692
21	Advance Auto Parts, Inc.	1,144
27	Aeropostale, Inc. (a)	575
69	Amazon.com, Inc. (a)	8,613
56	American Eagle Outfitters, Inc.	708
25	AnnTaylor Stores Corp. (a)	383
34	Apollo Group, Inc. - Class A (a)	1,444
46	AutoNation, Inc. (a) (b)	1,039
12	AutoZone, Inc. (a)	2,517
15	Bally Technologies, Inc. (a)	472
44	Bed Bath & Beyond, Inc. (a)	1,583
77	Best Buy Co., Inc.	2,417
19	Big Lots, Inc. (a)	594
22	BorgWarner, Inc. (a)	960
28	Brinker International, Inc.	441
31	Brunswick Corp.	394
15	Buckle, Inc. (The)	359
28	Burger King Holdings, Inc.	461
52	Cablevision Systems Corp. - Class A	1,305
5	Capella Education Co. (a)	313
23	Career Education Corp. (a)	403
35	CarMax, Inc. (a)	698
64	Carnival Corp. (Panama)	1,996
17	Carter’s, Inc. (a)	380
143	CBS Corp. - Class B	1,976
18	Cheesecake Factory, Inc. (The) (a)	403
46	Chico’s FAS, Inc.	379
8	Chipotle Mexican Grill, Inc. (a)	1,207
11	Choice Hotels International, Inc.	362
67	Coach, Inc.	2,401
20	Collective Brands, Inc. (a)	259
530	Comcast Corp. - Class A	9,074
26	Cooper Tire & Rubber Co.	421
38	Dana Holding Corp. (a)	390
32	Darden Restaurants, Inc.	1,320
15	Deckers Outdoor Corp. (a)	652
15	DeVry, Inc.	572
24	Dick’s Sporting Goods, Inc. (a)	587
22	Dillard’s, Inc. - Class A	481
187	DIRECTV - Class A (a)	7,091
50	Discovery Communications, Inc. - Class A (a)	1,888
45	DISH Network Corp. - Class A	808
28	Dollar Tree, Inc. (a)	1,269
67	DR Horton, Inc.	687
13	DreamWorks Animation SKG, Inc. - Class A (a)	385
18	Dress Barn, Inc. (The) (a)	375
76	Eastman Kodak Co. (a)	265
50	Expedia, Inc.	1,143
34	Family Dollar Stores, Inc.	1,455
29	Federal-Mogul Corp. (a)	444
46	Foot Locker, Inc.	540
658	Ford Motor Co. (a)	7,429
34	Fortune Brands, Inc.	1,523
14	Fossil, Inc. (a)	665
49	GameStop Corp. - Class A (a)	879
51	Gannett Co., Inc.	617
102	Gap, Inc. (The)	1,723
32	Gentex Corp.	562
36	Genuine Parts Co.	1,509
55	Goodyear Tire & Rubber Co. (The) (a)	508
17	Guess?, Inc.	549
12	Gymboree Corp. (a)	452
67	H&R Block, Inc.	861
20	Hanesbrands, Inc. (a)	479
42	Harley-Davidson, Inc.	1,021
13	Harman International Industries, Inc. (a)	405
30	Hasbro, Inc.	1,211
22	Hillenbrand, Inc.	419
319	Home Depot, Inc.	8,871
14	Hyatt Hotels Corp. - Class A (a)	527
33	Iconix Brand Group, Inc. (a)	503
70	International Game Technology	1,022
88	Interpublic Group of Cos., Inc. (The) (a)	751
10	ITT Educational Services, Inc. (a)	533
10	J Crew Group, Inc. (a)	305
20	Jack in the Box, Inc. (a)	404
19	Jarden Corp.	512
51	JC Penney Co., Inc.	1,020
10	Jo-Ann Stores, Inc. (a)	407
14	John Wiley & Sons, Inc. - Class A	498
108	Johnson Controls, Inc.	2,865
24	Jones Apparel Group, Inc.	369
65	Kohl’s Corp. (a)	3,054

See notes to financial statements.

86 | Annual Report | August 31, 2010

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Consumer Discretionary (continued)
16	Lamar Advertising Co. - Class A (a)	$419
74	Las Vegas Sands Corp. (a)	2,096
37	Leggett & Platt, Inc.	709
37	Lennar Corp. - Class A	487
55	Liberty Global, Inc. - Class A (a)	1,514
33	Live Nation Entertainment, Inc. (a)	285
39	LKQ Corp. (a)	725
283	Lowe’s Cos., Inc.	5,745
57	Ltd. Brands, Inc.	1,345
89	Macy’s, Inc.	1,730
19	Madison Square Garden, Inc. - Class A (a)	372
71	Marriott International, Inc. - Class A	2,273
70	Mattel, Inc.	1,469
13	Matthews International Corp. - Class A	409
203	McDonald’s Corp.	14,831
69	McGraw-Hill Cos., Inc. (The)	1,908
15	MDC Holdings, Inc.	399
12	Meredith Corp.	351
68	MGM Resorts International (a) (b)	613
14	Mohawk Industries, Inc. (a)	620
14	Morningstar, Inc. (a)	566
11	NetFlix, Inc. (a)	1,381
40	New York Times Co. (The) - Class A (a)	287
57	Newell Rubbermaid, Inc.	856
381	News Corp. - Class A	4,789
67	NIKE, Inc. - Class B	4,690
46	Nordstrom, Inc.	1,330
1	NVR, Inc. (a)	604
72	Office Depot, Inc. (a)	246
72	Omnicom Group, Inc.	2,521
32	O’Reilly Automotive, Inc. (a)	1,513
31	Orient-Express Hotels Ltd. - Class A (Bermuda) (a)	268
7	Panera Bread Co. - Class A (a)	560
22	Penn National Gaming, Inc. (a)	620
32	PetSmart, Inc.	1,020
9	PF Chang’s China Bistro, Inc.	385
14	Phillips-Van Heusen Corp.	640
10	Polaris Industries, Inc.	533
10	Polo Ralph Lauren Corp.	757
9	Priceline.com, Inc. (a)	2,623
81	Pulte Group, Inc. (a)	650
33	RadioShack Corp.	610
26	Regal Entertainment Group - Class A	320
23	Rent-A-Center, Inc.	462
24	Ross Stores, Inc.	1,191
30	Royal Caribbean Cruises Ltd. (Liberia) (a)	737
59	Saks, Inc. (a) (b)	466
27	Scientific Games Corp. - Class A (a)	276
26	Scripps Networks Interactive, Inc. - Class A	1,045
20	Sears Holdings Corp. (a) (b)	1,238
56	Service Corp. International	431
18	Signet Jewelers Ltd. (Bermuda) (a)	476
918	Sirius XM Radio, Inc. (a)	878
17	Sotheby’s	452
29	Stanley Black & Decker, Inc.	1,556
106	Staples, Inc.	1,884
119	Starbucks Corp.	2,736
31	Starwood Hotels & Resorts Worldwide, Inc.	1,449
3	Strayer Education, Inc. (b)	434
125	Target Corp.	6,395
17	Tempur-Pedic International, Inc. (a)	456
17	Tenneco, Inc. (a)	420
12	Thor Industries, Inc.	280
30	Tiffany & Co.	1,189
64	Time Warner Cable, Inc.	3,303
213	Time Warner, Inc.	6,386
82	TJX Cos., Inc.	3,255
40	Toll Brothers, Inc. (a)	691
11	Tractor Supply Co.	748
24	TRW Automotive Holdings Corp. (a)	834
14	Tupperware Brands Corp.	551
22	Ulta Salon Cosmetics & Fragrance, Inc. (a)	498
30	Urban Outfitters, Inc. (a)	910
14	Valassis Communications, Inc. (a)	410
18	VF Corp.	1,271
112	Viacom, Inc. - Class B	3,519
46	Virgin Media, Inc.	957
366	Walt Disney Co. (The)	11,928
14	Warnaco Group, Inc. (The) (a)	586
1	Washington Post Co. (The) - Class B	360
22	Weight Watchers International, Inc.	627
140	Wendy’s/Arby’s Group, Inc. - Class A	545
11	Whirlpool Corp.	816
24	Williams-Sonoma, Inc.	623
16	Wolverine World Wide, Inc.	404
30	Wyndham Worldwide Corp.	696
15	Wynn Resorts Ltd.	1,209
90	Yum! Brands, Inc.	3,753
		245,507

See notes to financial statements.

Annual Report | August 31, 2010 | 87

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Consumer Staples - 10.4%
29	Alberto-Culver Co.	$900
402	Altria Group, Inc.	8,973
129	Archer-Daniels-Midland Co.	3,971
73	Avon Products, Inc.	2,124
19	BJ’s Wholesale Club, Inc. (a)	797
34	Brown-Forman Corp. - Class B	2,084
40	Bunge Ltd. (Bermuda)	2,120
46	Campbell Soup Co.	1,714
19	Casey’s General Stores, Inc.	715
38	Central European Distribution Corp. (a)	869
18	Church & Dwight Co., Inc.	1,102
31	Clorox Co.	2,009
432	Coca-Cola Co. (The)	24,157
77	Coca-Cola Enterprises, Inc.	2,191
97	Colgate-Palmolive Co.	7,162
92	ConAgra Foods, Inc.	1,986
51	Constellation Brands, Inc. - Class A (a)	850
21	Corn Products International, Inc.	717
78	Costco Wholesale Corp.	4,411
288	CVS Caremark Corp.	7,776
56	Dean Foods Co. (a)	573
58	Del Monte Foods Co.	756
53	Dr Pepper Snapple Group, Inc.	1,951
17	Energizer Holdings, Inc. (a)	1,072
22	Estee Lauder Cos., Inc. (The) - Class A	1,234
30	Flowers Foods, Inc.	775
118	General Mills, Inc.	4,267
30	Green Mountain Coffee Roasters, Inc. (a)	925
22	Hansen Natural Corp. (a)	991
16	Herbalife Ltd. (Cayman Islands)	889
49	Hershey Co. (The)	2,277
58	HJ Heinz Co.	2,682
20	Hormel Foods Corp.	863
27	JM Smucker Co. (The)	1,579
48	Kellogg Co.	2,385
84	Kimberly-Clark Corp.	5,410
287	Kraft Foods, Inc. - Class A	8,596
135	Kroger Co. (The)	2,664
9	Lancaster Colony Corp.	410
23	Lance, Inc. (a)	495
34	Lorillard, Inc.	2,584
31	McCormick & Co., Inc.	1,236
10	Mead Johnson Nutrition Co.	522
29	Molson Coors Brewing Co. - Class B	1,263
16	NBTY, Inc. (a)	872
18	Nu Skin Enterprises, Inc. - Class A	460
330	PepsiCo, Inc.	21,179
363	Philip Morris International, Inc.	18,673
605	Procter & Gamble Co. (The)	36,100
15	Ralcorp Holdings, Inc. (a)	895
27	Reynolds American, Inc.	1,473
18	Ruddick Corp.	583
87	Safeway, Inc.	1,636
147	Sara Lee Corp.	2,123
35	Smithfield Foods, Inc. (a)	565
56	SUPERVALU, Inc.	544
123	Sysco Corp.	3,381
11	TreeHouse Foods, Inc. (a)	457
65	Tyson Foods, Inc. - Class A	1,065
9	Universal Corp.	321
201	Walgreen Co.	5,403
434	Wal-Mart Stores, Inc.	21,761
38	Whole Foods Market, Inc. (a)	1,322
		241,840

	Energy - 10.4%
25	Alpha Natural Resources, Inc. (a)	928
101	Anadarko Petroleum Corp.	4,645
71	Apache Corp.	6,379
39	Arch Coal, Inc.	878
21	Atlas Energy, Inc. (a)	571
15	Atwood Oceanics, Inc. (a)	376
69	Baker Hughes, Inc.	2,593
14	Berry Petroleum Co. - Class A	380
15	Bill Barrett Corp. (a)	488
32	Brigham Exploration Co. (a)	490
23	Cabot Oil & Gas Corp.	640
52	Cameron International Corp. (a)	1,913
7	CARBO Ceramics, Inc.	530
126	Chesapeake Energy Corp.	2,606
414	Chevron Corp.	30,702
19	Cimarex Energy Co.	1,243
29	Complete Production Services, Inc. (a)	512
16	Comstock Resources, Inc. (a)	348
15	Concho Resources, Inc. (a)	876
298	ConocoPhillips	15,624
45	Consol Energy, Inc.	1,449
13	Continental Resources, Inc. (a)	527

See notes to financial statements.

88 | Annual Report | August 31, 2010

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Energy (continued)
98	Denbury Resources, Inc. (a)	$1,445
79	Devon Energy Corp.	4,762
12	Diamond Offshore Drilling, Inc. (b)	698
21	Dresser-Rand Group, Inc. (a)	746
8	Dril-Quip, Inc. (a)	423
167	El Paso Corp.	1,902
26	Energy XXI Bermuda Ltd. (Bermuda) (a)	520
45	EOG Resources, Inc.	3,909
37	EQT Corp.	1,206
47	EXCO Resources, Inc.	632
25	Exterran Holdings, Inc. (a)	553
1,076	Exxon Mobil Corp.	63,656
21	FMC Technologies, Inc. (a)	1,299
26	Forest Oil Corp. (a)	679
39	Frontier Oil Corp. (a)	457
192	Halliburton Co.	5,416
35	Helix Energy Solutions Group, Inc. (a)	318
21	Helmerich & Payne, Inc.	778
58	Hess Corp.	2,915
19	Holly Corp.	494
40	Key Energy Services, Inc. (a)	320
12	Lufkin Industries, Inc.	464
142	Marathon Oil Corp.	4,330
34	Mariner Energy, Inc. (a)	778
18	Massey Energy Co.	518
56	McDermott International, Inc. (Panama) (a)	718
26	McMoRan Exploration Co. (a)	369
40	Murphy Oil Corp.	2,142
54	Nabors Industries Ltd. (Bermuda) (a)	847
91	National Oilwell Varco, Inc.	3,421
23	Newfield Exploration Co. (a)	1,104
27	Noble Energy, Inc.	1,884
162	Occidental Petroleum Corp.	11,839
14	Oceaneering International, Inc. (a)	700
13	Oil States International, Inc. (a)	536
12	Overseas Shipholding Group, Inc.	386
21	Patriot Coal Corp. (a)	216
45	Patterson-UTI Energy, Inc.	664
59	Peabody Energy Corp.	2,525
17	Penn Virginia Corp.	237
63	Petrohawk Energy Corp. (a)	953
26	Pioneer Natural Resources Co.	1,503
32	Plains Exploration & Production Co. (a)	764
39	Pride International, Inc. (a)	918
36	QEP Resources, Inc.	1,045
42	Quicksilver Resources, Inc. (a)	512
45	Range Resources Corp.	1,521
21	Rosetta Resources, Inc. (a)	414
28	Rowan Cos., Inc. (a)	720
132	SandRidge Energy, Inc. (a)	533
273	Schlumberger Ltd. (Netherlands Antilles)	14,559
8	SEACOR Holdings, Inc. (a)	629
18	SM Energy Co.	684
31	Southern Union Co.	698
72	Southwestern Energy Co. (a)	2,356
109	Spectra Energy Corp.	2,217
33	Sunoco, Inc.	1,111
24	Superior Energy Services, Inc. (a)	516
16	Swift Energy Co. (a)	431
40	Tesoro Corp.	449
15	Tidewater, Inc.	601
30	Ultra Petroleum Corp. (Canada) (a)	1,170
12	Unit Corp. (a)	409
132	Valero Energy Corp.	2,082
11	Whiting Petroleum Corp. (a)	933
123	Williams Cos., Inc. (The)	2,230
19	World Fuel Services Corp.	485
		241,947

	Financials - 17.0%
11	Affiliated Managers Group, Inc. (a)	706
93	Aflac, Inc.	4,394
13	Alexandria Real Estate Equities, Inc. - REIT	902
2	Alleghany Corp. (a)	595
12	Allied World Assurance Co. Holdings Ltd. (Bermuda)	604
113	Allstate Corp. (The)	3,119
21	Alterra Capital Holdings Ltd. (Bermuda)	389
39	AMB Property Corp. - REIT	928
34	American Campus Communities, Inc. - REIT	1,013
105	American Capital Ltd. (a)	532
204	American Express Co.	8,133
24	American Financial Group, Inc.	690
34	American International Group, Inc. (a) (b)	1,154
7	American National Insurance Co.	536
18	AmeriCredit Corp. (a)	436
46	Ameriprise Financial, Inc.	2,005
89	Annaly Capital Management, Inc. - REIT	1,547
42	AON Corp.	1,522

See notes to financial statements.

Annual Report | August 31, 2010 | 89

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Financials (continued)
34	Apartment Investment & Management Co. - Class A - REIT	$695
42	Apollo Investment Corp.	402
11	Arch Capital Group Ltd. (Bermuda) (a)	878
22	Arthur J Gallagher & Co.	547
23	Aspen Insurance Holdings Ltd. (Bermuda)	653
48	Associated Banc-Corp	579
28	Assurant, Inc.	1,024
27	Assured Guaranty Ltd. (Bermuda)	417
35	Astoria Financial Corp.	422
13	AvalonBay Communities, Inc. - REIT	1,368
29	Axis Capital Holdings Ltd. (Bermuda)	896
25	BancorpSouth, Inc.	319
2,136	Bank of America Corp.	26,593
13	Bank of Hawaii Corp.	581
231	Bank of New York Mellon Corp. (The)	5,606
149	BB&T Corp.	3,296
358	Berkshire Hathaway, Inc. - Class B (a)	28,203
34	BioMed Realty Trust, Inc. - REIT	581
9	BlackRock, Inc.	1,278
8	BOK Financial Corp.	356
26	Boston Properties, Inc. - REIT	2,116
44	Brandywine Realty Trust - REIT	484
15	BRE Properties, Inc. - REIT	613
47	Brookfield Properties Corp. (Canada)	680
36	Brown & Brown, Inc.	685
16	Camden Property Trust - REIT	732
93	Capital One Financial Corp.	3,521
89	CapitalSource, Inc.	449
11	Cash America International, Inc.	337
82	CB Richard Ellis Group, Inc. - Class A (a)	1,346
43	CBL & Associates Properties, Inc. - REIT	525
205	Charles Schwab Corp. (The)	2,616
165	Chimera Investment Corp. - REIT	648
62	Chubb Corp.	3,417
39	Cincinnati Financial Corp.	1,041
40	CIT Group, Inc. (a)	1,467
4,526	Citigroup, Inc. (a)	16,837
13	City National Corp.	630
14	CME Group, Inc.	3,473
76	CNO Financial Group, Inc. (a)	359
32	Colonial Properties Trust - REIT	508
32	Comerica, Inc.	1,101
19	Commerce Bancshares, Inc.	679
18	CommonWealth REIT - REIT	434
14	Corporate Office Properties Trust - REIT	505
71	Cousins Properties, Inc. - REIT	466
15	Cullen/Frost Bankers, Inc.	769
90	DCT Industrial Trust, Inc. - REIT	417
60	Developers Diversified Realty Corp. - REIT	622
44	DiamondRock Hospitality Co. - REIT (a)	385
10	Digital Realty Trust, Inc. - REIT	593
113	Discover Financial Services	1,640
38	Douglas Emmett, Inc. - REIT	613
66	Duke Realty Corp. - REIT	740
16	DuPont Fabros Technology, Inc. - REIT	395
51	E*Trade Financial Corp. (a)	633
29	East West Bancorp, Inc.	424
12	EastGroup Properties, Inc. - REIT	423
26	Eaton Vance Corp.	676
14	Endurance Specialty Holdings Ltd. (Bermuda)	516
12	Entertainment Properties Trust - REIT	517
8	Equity Lifestyle Properties, Inc. - REIT	414
45	Equity Residential - REIT	2,062
10	Erie Indemnity Co. - Class A	525
6	Essex Property Trust, Inc. - REIT	635
12	Everest Re Group Ltd. (Bermuda)	950
35	Extra Space Storage, Inc. - REIT	535
21	Ezcorp, Inc. - Class A (a)	378
423	Fannie Mae (a)	131
10	Federal Realty Investment Trust - REIT	793
30	Federated Investors, Inc. - Class B	626
65	Fidelity National Financial, Inc. - Class A	943
177	Fifth Third Bancorp	1,956
36	First American Financial Corp.	534
3	First Citizens BancShares, Inc. - Class A	504
22	First Financial Bancorp	351
9	First Financial Bankshares, Inc. (b)	402
61	First Horizon National Corp. (a)	615
48	First Niagara Financial Group, Inc.	542
26	FirstMerit Corp.	450
46	Forest City Enterprises, Inc. - Class A (a)	518
27	Franklin Resources, Inc.	2,606
58	Fulton Financial Corp.	480
66	General Growth Properties, Inc. - REIT (a)	929
92	Genworth Financial, Inc. - Class A (a)	996
107	Goldman Sachs Group, Inc. (The)	14,653
8	Greenhill & Co., Inc.	563

See notes to financial statements.

90 | Annual Report | August 31, 2010

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Financials (continued)
13	Hancock Holding Co.	$354
15	Hanover Insurance Group, Inc. (The)	651
95	Hartford Financial Services Group, Inc.	1,915
15	Hatteras Financial Corp. - REIT	435
29	HCC Insurance Holdings, Inc.	732
63	HCP, Inc. - REIT	2,219
22	Health Care REIT, Inc. - REIT	1,011
22	Healthcare Realty Trust, Inc. - REIT	515
19	Highwoods Properties, Inc. - REIT	594
11	Home Properties, Inc. - REIT	556
34	Hospitality Properties Trust - REIT	665
136	Host Hotels & Resorts, Inc. - REIT	1,786
110	Hudson City Bancorp, Inc.	1,268
146	Huntington Bancshares, Inc.	772
10	Iberiabank Corp.	488
15	IntercontinentalExchange, Inc. (a)	1,433
20	International Bancshares Corp.	312
97	Invesco Ltd. (Bermuda)	1,756
45	Janus Capital Group, Inc.	409
29	Jefferies Group, Inc.	653
6	Jones Lang LaSalle, Inc.	453
828	JPMorgan Chase & Co.	30,106
198	KeyCorp	1,459
16	Kilroy Realty Corp. - REIT	498
90	Kimco Realty Corp. - REIT	1,342
33	Knight Capital Group, Inc. - Class A (a)	392
20	LaSalle Hotel Properties - REIT	421
39	Legg Mason, Inc.	988
50	Leucadia National Corp.	1,067
26	Liberty Property Trust - REIT	790
65	Lincoln National Corp.	1,518
55	Loews Corp.	1,933
15	M&T Bank Corp. (b)	1,285
36	Macerich Co. (The) - REIT	1,491
21	Mack-Cali Realty Corp. - REIT	648
2	Markel Corp. (a)	655
80	Marsh & McLennan Cos., Inc.	1,898
140	Marshall & Ilsley Corp.	917
54	MBIA, Inc. (a)	505
170	MetLife, Inc.	6,392
66	MFA Financial, Inc. - REIT	486
8	Mid-America Apartment Communities, Inc. - REIT	452
38	Moody’s Corp.	803
242	Morgan Stanley	5,975
24	MSCI, Inc. - Class A (a)	718
69	NASDAQ OMX Group, Inc. (The) (a)	1,236
22	National Retail Properties, Inc. - REIT	536
24	Nationwide Health Properties, Inc. - REIT	923
88	New York Community Bancorp, Inc.	1,398
37	NewAlliance Bancshares, Inc.	453
50	Northern Trust Corp.	2,307
33	Northwest Bancshares, Inc.	355
62	NYSE Euronext	1,720
39	Old National Bancorp	360
51	Old Republic International Corp.	652
21	Omega Healthcare Investors, Inc. - REIT	450
15	PartnerRe Ltd. (Bermuda)	1,117
80	People’s United Financial, Inc.	1,018
22	PHH Corp. (a)	407
15	Platinum Underwriters Holdings Ltd. (Bermuda)	603
28	Plum Creek Timber Co., Inc. - REIT	965
102	PNC Financial Services Group, Inc.	5,198
217	Popular, Inc. (Puerto Rico) (a)	556
21	Post Properties, Inc. - REIT	533
14	Potlatch Corp. - REIT	469
72	Principal Financial Group, Inc.	1,660
44	PrivateBancorp, Inc.	460
10	ProAssurance Corp. (a)	530
109	Progressive Corp. (The)	2,158
114	ProLogis - REIT	1,237
13	Prosperity Bancshares, Inc.	370
24	Protective Life Corp.	448
100	Prudential Financial, Inc.	5,057
8	PS Business Parks, Inc. - REIT	450
20	Public Storage - REIT	1,960
51	Radian Group, Inc.	323
31	Raymond James Financial, Inc.	715
15	Rayonier, Inc. - REIT	710
16	Realty Income Corp. - REIT (b)	521
30	Redwood Trust, Inc. - REIT	414
25	Regency Centers Corp. - REIT	912
275	Regions Financial Corp.	1,768
17	Reinsurance Group of America, Inc.	744
13	RenaissanceRe Holdings Ltd. (Bermuda)	738
48	SEI Investments Co.	850
34	Senior Housing Properties Trust - REIT	799
13	Signature Bank (a)	475

See notes to financial statements.

Annual Report | August 31, 2010 | 91

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Financials (continued)
50	Simon Property Group, Inc. - REIT	$4,522
18	SL Green Realty Corp. - REIT	1,085
99	SLM Corp. (a)	1,094
13	Sovran Self Storage, Inc. - REIT	491
40	St Joe Co. (The) (a)	963
15	StanCorp Financial Group, Inc.	534
32	Starwood Property Trust, Inc. - REIT	609
106	State Street Corp.	3,718
10	Stifel Financial Corp. (a)	433
38	Sunstone Hotel Investors, Inc. - REIT (a)	326
109	SunTrust Banks, Inc.	2,451
57	Susquehanna Bancshares, Inc.	451
11	SVB Financial Group (a)	409
347	Synovus Financial Corp.	715
53	T Rowe Price Group, Inc.	2,320
10	Tanger Factory Outlet Centers - REIT	462
14	Taubman Centers, Inc. - REIT	581
41	TCF Financial Corp.	585
57	TD Ameritrade Holding Corp. (a)	833
27	TFS Financial Corp.	248
18	Torchmark Corp.	888
10	Transatlantic Holdings, Inc.	477
86	Travelers Cos., Inc. (The)	4,212
19	Trustmark Corp.	362
39	UDR, Inc. - REIT (a)	803
13	UMB Financial Corp.	414
38	Umpqua Holdings Corp.	395
16	United Bankshares, Inc. (b)	368
17	Unitrin, Inc.	405
64	Unum Group	1,283
384	US Bancorp	7,987
24	Validus Holdings Ltd. (Bermuda)	611
46	Valley National Bancorp	599
34	Ventas, Inc. - REIT	1,717
36	Vornado Realty Trust - REIT	2,918
22	Waddell & Reed Financial, Inc. - Class A	506
29	Washington Federal, Inc.	414
16	Washington Real Estate Investment Trust - REIT	490
20	Webster Financial Corp.	322
36	Weingarten Realty Investors - REIT	726
1,016	Wells Fargo & Co.	23,927
10	Westamerica Bancorporation	507
2	White Mountains Insurance Group Ltd. (Bermuda)	607
37	Whitney Holding Corp.	275
37	Wilmington Trust Corp.	326
14	Wintrust Financial Corp.	403
36	WR Berkley Corp.	949
35	Zions Bancorporation	645
		395,659

	Health Care - 11.6%
321	Abbott Laboratories	15,838
15	Acorda Therapeutics, Inc. (a)	452
80	Aetna, Inc.	2,138
19	Alere, Inc. (a)	531
19	Alexion Pharmaceuticals, Inc. (a)	1,073
23	Align Technology, Inc. (a)	369
61	Allergan, Inc.	3,747
47	Allscripts-Misys Healthcare Solutions, Inc. (a)	785
10	Amedisys, Inc. (a) (b)	231
25	American Medical Systems Holdings, Inc. (a)	456
17	AMERIGROUP Corp. (a)	627
55	AmerisourceBergen Corp.	1,500
205	Amgen, Inc. (a)	10,463
34	Amylin Pharmaceuticals, Inc. (a)	698
12	Athenahealth, Inc. (a) (b)	323
15	Auxilium Pharmaceuticals, Inc. (a) (b)	389
126	Baxter International, Inc.	5,363
15	Beckman Coulter, Inc.	685
46	Becton Dickinson and Co.	3,137
41	Biogen Idec, Inc. (a)	2,206
30	BioMarin Pharmaceutical, Inc. (a)	609
7	Bio-Rad Laboratories, Inc. - Class A (a)	578
306	Boston Scientific Corp. (a)	1,588
359	Bristol-Myers Squibb Co.	9,363
30	Brookdale Senior Living, Inc. (a)	402
36	Bruker Corp. (a)	428
65	Cardinal Health, Inc.	1,947
46	CareFusion Corp. (a)	993
12	Catalyst Health Solutions, Inc. (a)	481
99	Celgene Corp. (a)	5,100
15	Cephalon, Inc. (a)	849
13	Cerner Corp. (a)	947
19	Charles River Laboratories International, Inc. (a)	537
8	Chemed Corp.	399

See notes to financial statements.

92 | Annual Report | August 31, 2010

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Health Care (continued)
54	CIGNA Corp.	$1,740
22	Community Health Systems, Inc. (a)	574
12	Cooper Cos., Inc. (The)	484
15	Covance, Inc. (a)	569
33	Coventry Health Care, Inc. (a)	639
19	CR Bard, Inc.	1,460
21	DaVita, Inc. (a)	1,357
28	Dendreon Corp. (a)	1,004
34	DENTSPLY International, Inc.	946
7	Dionex Corp. (a)	507
20	Edwards Lifesciences Corp. (a)	1,151
170	Eli Lilly & Co.	5,705
8	Emergency Medical Services Corp. - Class A (a)	384
32	Endo Pharmaceuticals Holdings, Inc. (a)	869
96	Express Scripts, Inc. (a)	4,090
53	Forest Laboratories, Inc. (a)	1,446
2	Furiex Pharmaceuticals, Inc. (a)	20
15	Gen-Probe, Inc. (a)	675
65	Genzyme Corp. (a)	4,557
190	Gilead Sciences, Inc. (a)	6,053
10	Haemonetics Corp. (a)	521
65	Health Management Associates, Inc. - Class A (a)	406
26	Health Net, Inc. (a)	621
30	Healthsouth Corp. (a)	488
22	Healthspring, Inc. (a)	457
18	Henry Schein, Inc. (a)	950
18	Hill-Rom Holdings, Inc.	578
10	HMS Holdings Corp. (a)	522
58	Hologic, Inc. (a)	823
27	Hospira, Inc. (a)	1,387
33	Human Genome Sciences, Inc. (a)	960
31	Humana, Inc. (a)	1,481
11	IDEXX Laboratories, Inc. (a)	608
29	Illumina, Inc. (a)	1,244
27	Immucor, Inc. (a)	475
39	Incyte Corp Ltd. (a)	488
6	Intuitive Surgical, Inc. (a)	1,590
571	Johnson & Johnson	32,558
15	Kinetic Concepts, Inc. (a)	479
61	King Pharmaceuticals, Inc. (a)	531
21	Laboratory Corp. of America Holdings (a)	1,525
38	Life Technologies Corp. (a)	1,625
15	LifePoint Hospitals, Inc. (a)	456
22	Lincare Holdings, Inc.	506
12	Magellan Health Services, Inc. (a)	526
19	Masimo Corp.	432
51	McKesson Corp.	2,961
21	MedAssets, Inc. (a)	416
79	Medco Health Solutions, Inc. (a)	3,435
20	Medicis Pharmaceutical Corp. - Class A	550
13	Mednax, Inc. (a)	602
204	Medtronic, Inc.	6,422
576	Merck & Co., Inc.	20,252
8	Mettler-Toledo International, Inc. (a)	885
70	Mylan, Inc. (a)	1,201
28	Myriad Genetics, Inc. (a)	438
31	Nektar Therapeutics (a)	397
12	NuVasive, Inc. (a)	352
34	Omnicare, Inc.	653
20	Onyx Pharmaceuticals, Inc. (a)	482
19	Owens & Minor, Inc.	507
19	Parexel International Corp. (a)	378
24	Patterson Cos., Inc.	607
31	PerkinElmer, Inc.	651
18	Perrigo Co.	1,026
1,695	Pfizer, Inc.	27,001
35	Pharmaceutical Product Development, Inc.	804
20	PSS World Medical, Inc. (a)	367
21	Psychiatric Solutions, Inc. (a)	700
29	Quest Diagnostics Inc.	1,261
19	Regeneron Pharmaceuticals, Inc. (a)	418
34	ResMed, Inc. (a)	1,025
15	Salix Pharmaceuticals Ltd. (a)	568
26	Savient Pharmaceuticals, Inc. (a)	375
10	Sirona Dental Systems, Inc. (a)	315
67	St Jude Medical, Inc. (a)	2,316
17	STERIS Corp.	489
53	Stryker Corp.	2,289
18	Talecris Biotherapeutics Holdings Corp. (a)	395
12	Techne Corp.	693
12	Teleflex, Inc.	577
112	Tenet Healthcare Corp. (a)	439
34	Theravance, Inc. (a)	411
89	Thermo Fisher Scientific, Inc. (a)	3,749
18	Thoratec Corp. (a)	580
13	United Therapeutics Corp. (a)	601
229	UnitedHealth Group, Inc.	7,264

See notes to financial statements.

Annual Report | August 31, 2010 | 93

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Health Care (continued)
27	Universal American Corp. (a)	$373
20	Universal Health Services, Inc. - Class B	628
19	Valeant Pharmaceuticals International (a) (b)	1,096
25	Varian Medical Systems, Inc. (a)	1,331
22	VCA Antech, Inc. (a)	435
39	Vertex Pharmaceuticals, Inc. (a)	1,300
20	Waters Corp. (a)	1,210
24	Watson Pharmaceuticals, Inc. (a)	1,034
17	WellCare Health Plans, Inc. (a)	422
86	WellPoint, Inc. (a)	4,272
12	West Pharmaceutical Services, Inc.	403
45	Zimmer Holdings, Inc. (a)	2,123
		271,178

	Industrials - 10.5%
129	3M Co.	10,133
29	Actuant Corp. - Class A	575
13	Acuity Brands, Inc.	504
29	Aecom Technology Corp. (a)	653
21	AGCO Corp. (a)	694
12	Alaska Air Group, Inc. (a)	531
14	Alexander & Baldwin, Inc.	474
10	Alliant Techsystems, Inc. (a)	659
18	American Superconductor Corp. (a) (b)	484
24	AMETEK, Inc.	1,032
68	AMR Corp. (a)	415
10	AO Smith Corp.	514
41	ArvinMeritor, Inc. (a)	536
9	Atlas Air Worldwide Holdings, Inc. (a)	390
23	Avery Dennison Corp.	748
28	Babcock & Wilcox Co. (a)	627
15	Baldor Electric Co.	526
26	BE Aerospace, Inc. (a)	701
111	Boeing Co. (The)	6,785
16	Brady Corp. - Class A	412
20	Brink’s Co. (The)	377
17	Bucyrus International, Inc.	977
16	Carlisle Cos., Inc.	449
108	Caterpillar, Inc.	7,037
31	CH Robinson Worldwide, Inc.	2,015
37	Cintas Corp.	943
18	CLARCOR, Inc.	606
9	Clean Harbors, Inc. (a)	544
36	Continental Airlines, Inc. - Class B (a)	804
15	Con-way, Inc.	393
20	Copart, Inc. (a)	661
32	Corrections Corp. of America (a)	714
45	Covanta Holding Corp. (a)	648
17	Crane Co.	576
58	CSX Corp.	2,894
36	Cummins, Inc.	2,679
16	Curtiss-Wright Corp.	425
84	Danaher Corp.	3,052
86	Deere & Co.	5,441
136	Delta Air Lines, Inc. (a)	1,423
20	DigitalGlobe, Inc. (a)	613
19	Donaldson Co., Inc.	796
40	Dover Corp.	1,790
12	Dun & Bradstreet Corp.	791
31	Eaton Corp.	2,154
24	EMCOR Group, Inc. (a)	546
136	Emerson Electric Co.	6,344
18	EnerSys (a)	397
26	Equifax, Inc.	766
12	Esterline Technologies Corp. (a)	552
47	Expeditors International of Washington, Inc.	1,861
30	Fastenal Co.	1,358
52	FedEx Corp.	4,059
12	Flowserve Corp.	1,073
43	Fluor Corp.	1,920
17	FTI Consulting, Inc. (a)	557
15	Gardner Denver, Inc.	716
22	General Cable Corp. (a)	489
59	General Dynamics Corp.	3,296
2,231	General Electric Co.	32,305
14	Genesee & Wyoming, Inc. - Class A (a)	543
25	Goodrich Corp.	1,712
21	Graco, Inc.	586
46	GrafTech International Ltd. (a)	647
16	Granite Construction, Inc.	352
24	Harsco Corp.	479
44	Hertz Global Holdings, Inc. (a)	374
38	Hexcel Corp. (a)	648
128	Honeywell International, Inc.	5,004
13	Hubbell, Inc. - Class B	585
25	IDEX Corp.	745
12	IHS, Inc. - Class A (a)	741
88	Illinois Tool Works, Inc.	3,631

See notes to financial statements.

94 | Annual Report | August 31, 2010

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Industrials (continued)
19	Insituform Technologies, Inc. - Class A (a)	$387
38	Iron Mountain, Inc.	771
37	ITT Corp.	1,573
34	Jacobs Engineering Group, Inc. (a)	1,179
21	JB Hunt Transport Services, Inc.	688
93	JetBlue Airways Corp. (a)	531
21	Joy Global, Inc.	1,192
24	Kansas City Southern (a)	806
15	Kaydon Corp.	486
42	KBR, Inc.	974
26	Kennametal, Inc.	655
15	Kirby Corp. (a)	552
21	Knight Transportation, Inc.	396
24	L-3 Communications Holdings, Inc.	1,598
15	Landstar System, Inc.	540
15	Lennox International, Inc.	636
15	Lincoln Electric Holdings, Inc.	744
53	Lockheed Martin Corp.	3,685
45	Manitowoc Co., Inc. (The)	412
17	Manpower, Inc.	722
74	Masco Corp.	776
10	Middleby Corp. (a)	550
15	Moog, Inc. - Class A (a)	468
14	MSC Industrial Direct Co. - Class A	624
18	Navistar International Corp. (a)	754
8	Nordson Corp.	513
76	Norfolk Southern Corp.	4,080
47	Northrop Grumman Corp.	2,544
22	Old Dominion Freight Line, Inc. (a)	513
21	Oshkosh Corp. (a)	522
25	Owens Corning (a)	680
76	PACCAR, Inc.	3,115
28	Pall Corp.	957
34	Parker Hannifin Corp.	2,011
24	Pentair, Inc.	722
43	Pitney Bowes, Inc.	827
25	Precision Castparts Corp.	2,830
57	Quanta Services, Inc. (a)	1,023
74	Raytheon Co.	3,250
11	Regal-Beloit Corp.	609
89	Republic Services, Inc.	2,619
30	Robert Half International, Inc.	647
31	Rockwell Automation, Inc.	1,585
34	Rockwell Collins, Inc.	1,834
31	Rollins, Inc.	635
20	Roper Industries, Inc.	1,162
49	RR Donnelley & Sons Co.	742
15	Ryder System, Inc.	576
25	Shaw Group, Inc. (The) (a)	810
21	Simpson Manufacturing Co., Inc.	463
15	Snap-On, Inc.	618
118	Southwest Airlines Co.	1,304
29	Spirit Aerosystems Holdings, Inc. - Class A (a)	561
14	SPX Corp.	785
19	Stericycle, Inc. (a)	1,244
13	Teledyne Technologies, Inc. (a)	470
32	Terex Corp. (a)	583
23	Tetra Tech, Inc. (a)	417
58	Textron, Inc.	990
15	Thomas & Betts Corp. (a)	554
25	Timken Co.	818
11	Toro Co. (The)	549
25	Towers Watson & Co. - Class A	1,123
14	TransDigm Group, Inc. (a)	810
27	Trinity Industries, Inc.	462
8	Tyco International Ltd. (Switzerland)	298
40	UAL Corp. (a)	848
96	Union Pacific Corp.	7,002
118	United Parcel Service, Inc. - Class B	7,528
7	United Stationers, Inc. (a)	314
166	United Technologies Corp.	10,825
20	URS Corp. (a)	713
52	US Airways Group, Inc. (a)	470
28	USG Corp. (a)	341
36	UTi Worldwide, Inc. (British Virgin Islands)	504
9	Valmont Industries, Inc.	603
19	Verisk Analytics, Inc. - Class A (a)	529
16	WABCO Holdings, Inc. (a)	564
17	Wabtec Corp.	723
21	Waste Connections, Inc. (a)	793
76	Waste Management, Inc.	2,515
9	Watsco, Inc.	462
17	Werner Enterprises, Inc.	339
17	WESCO International, Inc. (a)	549
20	Woodward Governor Co.	522
14	WW Grainger, Inc.	1,481
		244,660

See notes to financial statements.

Annual Report | August 31, 2010 | 95

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Information Technology - 18.0%
132	Activision Blizzard, Inc.	$1,411
28	Acxiom Corp. (a)	347
40	ADC Telecommunications, Inc. (a)	507
103	Adobe Systems, Inc. (a)	2,859
23	ADTRAN, Inc.	723
137	Advanced Micro Devices, Inc. (a)	770
66	Agilent Technologies, Inc. (a)	1,780
46	Akamai Technologies, Inc. (a)	2,119
15	Alliance Data Systems Corp. (a)	843
62	Altera Corp.	1,530
38	Amphenol Corp. - Class A	1,547
61	Analog Devices, Inc.	1,701
21	ANSYS, Inc. (a)	814
30	AOL, Inc. (a)	667
190	Apple, Inc. (a)	46,240
264	Applied Materials, Inc.	2,743
39	Ariba, Inc. (a)	603
47	Arris Group, Inc. (a)	384
28	Arrow Electronics, Inc. (a)	641
14	Atheros Communications, Inc. (a)	345
133	Atmel Corp. (a)	771
56	Autodesk, Inc. (a)	1,554
95	Automatic Data Processing, Inc.	3,668
39	Avnet, Inc. (a)	893
22	Benchmark Electronics, Inc. (a)	309
13	Blackboard, Inc. (a) (b)	430
14	Blue Coat Systems, Inc. (a)	264
32	BMC Software, Inc. (a)	1,154
91	Broadcom Corp. - Class A	2,727
40	Broadridge Financial Solutions, Inc.	854
127	Brocade Communications Systems, Inc. (a)	637
85	CA, Inc.	1,531
11	CACI International, Inc. - Class A (a)	449
94	Cadence Design Systems, Inc. (a)	639
21	Cavium Networks, Inc. (a)	507
32	Ciena Corp. (a)	399
1,185	Cisco Systems, Inc. (a)	23,759
28	Citrix Systems, Inc. (a)	1,622
53	Cognizant Technology Solutions Corp. - Class A (a)	3,053
25	CommScope, Inc. (a)	469
29	Computer Sciences Corp.	1,154
72	Compuware Corp. (a)	517
13	Concur Technologies, Inc. (a)	608
42	Convergys Corp. (a)	425
36	CoreLogic, Inc. (a)	622
285	Corning, Inc.	4,469
10	Cree, Inc. (a)	535
45	Cypress Semiconductor Corp. (a)	476
368	Dell, Inc. (a)	4,331
24	Diebold, Inc.	623
17	Digital River, Inc. (a)	448
15	Dolby Laboratories, Inc. - Class A (a)	831
17	DST Systems, Inc.	693
230	eBay, Inc. (a)	5,345
85	Electronic Arts, Inc. (a)	1,295
389	EMC Corp. (a)	7,095
7	Equinix, Inc. (a)	638
19	F5 Networks, Inc. (a)	1,661
13	Factset Research Systems, Inc.	956
19	Fair Isaac Corp.	425
42	Fairchild Semiconductor International, Inc. (a)	325
67	Fidelity National Information Services, Inc.	1,731
35	Finisar Corp. (a)	448
12	First Solar, Inc. (a)	1,534
36	Fiserv, Inc. (a)	1,801
40	FLIR Systems, Inc. (a)	1,005
25	Gartner, Inc. (a)	717
37	Genpact Ltd. (Bermuda) (a)	518
18	Global Payments, Inc.	677
47	Google, Inc. - Class A (a)	21,151
18	GSI Commerce, Inc. (a)	410
29	Harris Corp.	1,220
22	Hewitt Associates, Inc. - Class A (a)	1,062
486	Hewlett-Packard Co.	18,701
12	Hittite Microwave Corp. (a)	511
28	InterActiveCorp (a)	694
23	Informatica Corp. (a)	740
45	Ingram Micro, Inc. - Class A (a)	678
1,131	Intel Corp.	20,041
20	InterDigital, Inc. (a)	494
256	International Business Machines Corp.	31,547
24	International Rectifier Corp. (a)	440
41	Intersil Corp. - Class A	410
54	Intuit, Inc. (a)	2,311
13	Itron, Inc. (a)	702
48	Jabil Circuit, Inc.	492
27	Jack Henry & Associates, Inc.	636

See notes to financial statements.

96 | Annual Report | August 31, 2010

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Information Technology (continued)
67	JDS Uniphase Corp. (a)	$616
102	Juniper Networks, Inc. (a)	2,774
33	KLA-Tencor Corp.	924
26	Lam Research Corp. (a)	939
22	Lender Processing Services, Inc.	645
21	Lexmark International, Inc. - Class A (a)	735
40	Linear Technology Corp.	1,146
150	LSI Corp. (a)	603
101	Marvell Technology Group Ltd. (Bermuda) (a)	1,610
16	Mastercard, Inc. - Class A	3,174
51	Maxim Integrated Products, Inc.	809
33	McAfee, Inc. (a)	1,553
64	MEMC Electronic Materials, Inc. (a)	659
35	Microchip Technology, Inc. (b)	969
170	Micron Technology, Inc. (a)	1,099
22	MICROS Systems, Inc. (a)	838
31	Microsemi Corp. (a)	434
1,686	Microsoft Corp.	39,587
36	Molex, Inc.	635
35	Monster Worldwide, Inc. (a)	386
462	Motorola, Inc. (a)	3,479
22	National Instruments Corp.	634
59	National Semiconductor Corp.	744
55	NCR Corp. (a)	707
70	NetApp, Inc. (a)	2,831
20	Netlogic Microsystems, Inc. (a)	483
23	NeuStar, Inc. - Class A (a)	509
114	Novell, Inc. (a)	641
30	Novellus Systems, Inc. (a)	699
61	Nuance Communications, Inc. (a)	895
108	NVIDIA Corp. (a)	1,008
102	ON Semiconductor Corp. (a)	630
732	Oracle Corp.	16,016
35	Parametric Technology Corp. (a)	597
74	Paychex, Inc.	1,842
15	Plantronics, Inc.	410
13	Plexus Corp. (a)	299
70	PMC - Sierra, Inc. (a)	484
26	Polycom, Inc. (a)	740
15	Progress Software Corp. (a)	401
35	QLogic Corp. (a)	521
353	QUALCOMM, Inc.	13,523
27	Quest Software, Inc. (a)	579
21	Rackspace Hosting, Inc. (a) (b)	413
26	Rambus, Inc. (a)	464
38	Red Hat, Inc. (a)	1,313
86	RF Micro Devices, Inc. (a)	420
22	Riverbed Technology, Inc. (a)	844
26	Rovi Corp. (a)	1,131
92	SAIC, Inc. (a)	1,369
18	Salesforce.com, Inc. (a)	1,978
46	SanDisk Corp. (a)	1,529
25	Sanmina-SCI Corp. (a)	226
28	Semtech Corp. (a)	465
13	Silicon Laboratories, Inc. (a)	496
42	Skyworks Solutions, Inc. (a)	750
24	SolarWinds, Inc. (a)	346
20	Solera Holdings, Inc.	794
20	SuccessFactors, Inc. (a)	422
32	SunPower Corp. - Class A (a)	346
170	Symantec Corp. (a)	2,317
36	Synopsys, Inc. (a)	824
16	Taleo Corp. - Class A (a)	410
13	Tech Data Corp. (a)	471
30	Tekelec (a)	329
114	Tellabs, Inc.	809
41	Teradata Corp. (a)	1,342
53	Teradyne, Inc. (a)	476
237	Texas Instruments, Inc.	5,458
54	TIBCO Software, Inc. (a)	782
33	TiVo, Inc. (a)	259
50	Total System Services, Inc.	710
33	Trimble Navigation Ltd. (a)	928
14	Unisys Corp. (a)	313
22	Varian Semiconductor Equipment Associates, Inc. (a)	546
12	Veeco Instruments, Inc. (a) (b)	399
20	VeriFone Systems, Inc. (a)	484
40	VeriSign, Inc. (a)	1,165
16	Viasat, Inc. (a)	559
81	Visa, Inc. - Class A	5,587
50	Vishay Intertechnology, Inc. (a)	385
3	Vishay Precision Group, Inc. (a)	43
16	VMware, Inc. - Class A (a)	1,257
14	WebMD Health Corp. (a)	713
46	Western Digital Corp. (a)	1,111
142	Western Union Co. (The)	2,227
304	Xerox Corp.	2,566

See notes to financial statements.

Annual Report | August 31, 2010 | 97

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Information Technology (continued)
47	Xilinx, Inc.	$1,135
232	Yahoo!, Inc. (a)	3,035
21	Zebra Technologies Corp. - Class A (a)	601
		417,760

	Materials - 4.1%
37	Air Products & Chemicals, Inc.	2,739
16	Airgas, Inc.	1,053
30	AK Steel Holding Corp.	382
17	Albemarle Corp.	682
201	Alcoa, Inc.	2,052
23	Allegheny Technologies, Inc.	937
33	Allied Nevada Gold Corp. (a)	774
16	Aptargroup, Inc.	666
15	Ashland, Inc.	697
20	Ball Corp.	1,122
26	Bemis Co., Inc.	751
16	Cabot Corp.	455
14	Carpenter Technology Corp.	434
28	Celanese Corp. - Class A	748
14	CF Industries Holdings, Inc.	1,295
27	Cliffs Natural Resources, Inc.	1,652
27	Coeur d’Alene Mines Corp. (a)	463
34	Commercial Metals Co.	443
8	Compass Minerals International, Inc.	574
36	Crown Holdings, Inc. (a)	1,003
11	Cytec Industries, Inc.	522
9	Domtar Corp.	540
250	Dow Chemical Co. (The)	6,093
14	Eastman Chemical Co.	862
52	Ecolab, Inc.	2,465
179	EI du Pont de Nemours & Co.	7,298
15	FMC Corp.	934
89	Freeport-McMoRan Copper & Gold, Inc.	6,406
9	Greif, Inc. - Class A	512
75	Hecla Mining Co. (a)	429
46	Huntsman Corp.	419
17	International Flavors & Fragrances, Inc.	777
85	International Paper Co.	1,739
15	Intrepid Potash, Inc. (a)	337
11	Lubrizol Corp.	1,026
9	Martin Marietta Materials, Inc. (b)	659
27	MeadWestvaco Corp.	588
118	Monsanto Co.	6,213
36	Mosaic Co. (The)	2,112
29	Nalco Holding Co.	659
4	NewMarket Corp.	402
93	Newmont Mining Corp.	5,703
62	Nucor Corp.	2,280
24	Olin Corp.	430
36	Owens-Illinois, Inc. (a)	902
25	Packaging Corp. of America	557
32	Pactiv Corp. (a)	1,027
31	PPG Industries, Inc.	2,041
60	Praxair, Inc.	5,162
17	Reliance Steel & Aluminum Co.	633
11	Rock-Tenn Co. - Class A	530
14	Rockwood Holdings, Inc. (a)	362
13	Royal Gold, Inc.	638
30	RPM International, Inc.	507
16	Scotts Miracle-Gro Co. (The) - Class A	756
27	Sealed Air Corp.	554
15	Sensient Technologies Corp.	416
22	Sherwin-Williams Co. (The)	1,548
21	Sigma-Aldrich Corp.	1,117
16	Silgan Holdings, Inc.	478
32	Solutia, Inc. (a)	433
21	Sonoco Products Co.	660
28	Southern Copper Corp.	847
56	Steel Dynamics, Inc.	767
26	Temple-Inland, Inc.	414
31	Titanium Metals Corp. (a)	562
33	United States Steel Corp.	1,403
22	Valspar Corp.	663
25	Vulcan Materials Co.	919
12	Walter Energy, Inc.	864
41	Weyerhaeuser Co.	644
29	Worthington Industries, Inc.	412
15	WR Grace & Co. (a)	380
		94,523

	Telecommunication Services - 3.1%
10	AboveNet, Inc. (a)	516
82	American Tower Corp. - Class A (a)	3,843
1,217	AT&T, Inc.	32,895
60	CenturyLink, Inc.	2,170
62	Crown Castle International Corp. (a)	2,549
242	Frontier Communications Corp.	1,871
31	Leap Wireless International, Inc. (a)	321

See notes to financial statements.

98 | Annual Report | August 31, 2010

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Telecommunication Services (continued)
451	Level 3 Communications, Inc. (a)	$465
97	MetroPCS Communications, Inc. (a)	867
36	NII Holdings, Inc. (a)	1,305
302	Qwest Communications International, Inc.	1,706
28	SBA Communications Corp. - Class A (a)	1,002
497	Sprint Nextel Corp. (a)	2,028
26	Syniverse Holdings, Inc. (a)	535
22	Telephone & Data Systems, Inc.	636
34	TW Telecom, Inc. (a)	596
575	Verizon Communications, Inc.	16,968
111	Windstream Corp.	1,280
		71,553

	Utilities - 3.9%
122	AES Corp. (The) (a)	1,249
19	AGL Resources, Inc.	697
68	Allegheny Energy, Inc.	1,533
17	Allete, Inc.	605
24	Alliant Energy Corp.	840
57	Ameren Corp.	1,600
79	American Electric Power Co., Inc.	2,797
48	American Water Works Co., Inc.	1,084
47	Aqua America, Inc.	934
24	Atmos Energy Corp.	679
24	Avista Corp.	501
112	Calpine Corp. (a)	1,425
76	CenterPoint Energy, Inc.	1,124
22	Cleco Corp.	623
45	CMS Energy Corp. (a)	787
48	Consolidated Edison, Inc.	2,281
37	Constellation Energy Group, Inc.	1,085
100	Dominion Resources, Inc.	4,276
25	DPL, Inc.	633
31	DTE Energy Co.	1,452
215	Duke Energy Corp.	3,696
101	Dynegy, Inc. (a)	498
46	Edison International	1,553
17	Energen Corp.	726
28	Entergy Corp.	2,208
108	Exelon Corp.	4,398
47	FirstEnergy Corp.	1,717
41	Great Plains Energy, Inc.	758
32	Hawaiian Electric Industries, Inc.	769
17	IDACORP, Inc.	596
22	Integrys Energy Group, Inc.	1,066
13	ITC Holdings Corp.	753
50	MDU Resources Group, Inc.	941
93	Mirant Corp. (a)	902
15	National Fuel Gas Co.	645
16	New Jersey Resources Corp.	595
68	NextEra Energy, Inc.	3,654
14	Nicor, Inc.	592
61	NiSource, Inc.	1,058
37	Northeast Utilities	1,072
13	Northwest Natural Gas Co.	591
20	NorthWestern Corp.	562
58	NRG Energy, Inc. (a)	1,179
26	NSTAR	989
66	NV Energy, Inc.	845
16	OGE Energy Corp.	625
15	Oneok, Inc.	644
60	Pepco Holdings, Inc.	1,077
61	PG&E Corp.	2,852
26	Piedmont Natural Gas Co., Inc.	709
23	Pinnacle West Capital Corp.	917
36	PNM Resources, Inc.	412
31	Portland General Electric Co.	619
93	PPL Corp.	2,526
46	Progress Energy, Inc.	1,974
81	Public Service Enterprise Group, Inc.	2,589
36	Questar Corp.	586
112	RRI Energy, Inc. (a)	389
26	SCANA Corp.	1,015
43	Sempra Energy	2,190
14	South Jersey Industries, Inc.	658
146	Southern Co.	5,357
19	Southwest Gas Corp.	598
55	TECO Energy, Inc.	928
28	UGI Corp.	773
29	Vectren Corp.	712
33	Westar Energy, Inc.	791
17	WGL Holdings, Inc.	600
23	Wisconsin Energy Corp.	1,282
81	Xcel Energy, Inc.	1,807
		91,198
	Total Common Stock - 99.5%
	(Cost $2,510,644)	2,315,825

See notes to financial statements.

Annual Report | August 31, 2010 | 99

Portfolio of Investments continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Tracking Stock (c) - 0.1%
	Consumer Discretionary - 0.1%
19	Liberty Media Corp. - Capital - Class A (a)	$857
120	Liberty Media Corp. - Interactive - Class A (a)	1,266
14	Liberty Media Corp. - Starz - Class A (a)	836

	Total Tracking Stock – 0.1%
	(Cost $2,966)	2,959

	Total Long-Term Investments - 99.6%
	(Cost $2,513,610)	2,318,784

	Investments of Collateral for Securities Loaned (d) - 0.5%
	Money Market Fund - 0.4%
9,715	BNY Mellon Securities Lending Overnight Fund, 0.306% (e)
	(Cost $9,715)	9,715

Principal Amount		Value

	U.S. Government and Agency Securities - 0.1%
$2,393	US Treasury Note, 0.875% to 3.375%, 11/30/10 to 11/15/19
	(Cost $2,433)	$2,433

	Total Investments of Collateral for Securities Loaned - 0.5%
	(Cost $12,127)	12,148

	Total Investments - 100.1%
	(Cost $2,525,758)	2,330,932
	Liabilities in Excess of Other Assets - (0.1%)	(3,846)
	Net Assets - 100.0%	$2,327,086

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2010

(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

(d)	At August 31, 2010, the total market value of the Fund’s securities on loan was $12,108 and the total market value of the collateral by the Fund was $12,148.

(e)	Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

100 | Annual Report | August 31, 2010

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF

Number of Shares	Description	Value

	Long-Term Investments - 100.5%
	Consumer Discretionary - 11.1%
1,343	AC Moore Arts & Crafts, Inc. (a)	$2,377
245	Acme United Corp.	2,425
445	Adams Golf, Inc. (a)	1,735
303	Aldila, Inc. (a)	1,439
351	Alloy, Inc. (a)	3,370
50	Amcon Distributing Co.	3,044
2,347	Amerigon, Inc. (a)	24,268
628	Appliance Recycling Centers of America, Inc. (a)	1,677
342	Arctic Cat, Inc. (a)	2,391
156	Ark Restaurants Corp.	2,306
235	Ballantyne Strong, Inc. (a)	1,845
9,553	Beazer Homes USA, Inc. (a)	33,053
463	Benihana, Inc. - Class A (a)	2,986
1,419	Bidz.com, Inc. (a)	2,270
569	Bluegreen Corp. (a)	1,457
563	Books-A-Million, Inc.	3,046
2,335	Borders Group, Inc. (a)	2,522
498	Build-A-Bear Workshop, Inc. (a)	2,490
524	Cache, Inc. (a)	2,248
1,027	California Coastal Communities, Inc. (a)	1,417
226	Caribou Coffee Co., Inc. (a) (b)	2,118
519	Carmike Cinemas, Inc. (a)	3,140
507	Carriage Services, Inc. (a)	2,281
740	Carrols Restaurant Group, Inc. (a)	3,241
977	Casual Male Retail Group, Inc. (a)	3,136
1,217	Century Casinos, Inc. (a)	2,337
274	Cherokee, Inc.	4,770
958	Conn’s, Inc. (a) (b)	4,167
483	Cost Plus, Inc. (a)	1,608
200	CPI Corp.	4,362
2,013	dELiA*s, Inc. (a)	2,818
150	Destination Maternity Corp. (a)	3,990
427	Dixie Group, Inc. (a)	1,371
995	Dover Downs Gaming & Entertainment, Inc.	3,383
842	Dover Motorsports, Inc. (a)	1,490
241	Duckwall-ALCO Stores, Inc. (a)	3,311
604	Educational Development Corp.	3,419
1,405	Empire Resorts, Inc. (a)	1,138
3,557	Entercom Communications Corp. - Class A (a)	19,564
330	Famous Dave’s Of America, Inc. (a)	2,736
138	Flexsteel Industries	1,953
280	Frisch’s Restaurants, Inc.	5,317
471	Full House Resorts, Inc. (a)	1,465
241	Gaming Partners International Corp.	1,436
1,061	Geeknet, Inc. (a)	1,560
507	Global Traffic Network, Inc. (a)	2,611
856	Granite City Food & Brewery Ltd. (a)	1,721
663	Gray Television, Inc. (a)	1,227
1,402	Great Wolf Resorts, Inc. (a)	2,776
200	Hastings Entertainment, Inc. (a)	1,478
1,405	Hollywood Media Corp. (a)	1,489
385	Hooker Furniture Corp.	3,600
489	Insignia Systems, Inc. (a)	3,007
677	J Alexander’s Corp. (a)	2,674
922	Jamba, Inc. (a) (b)	1,641
3,584	Kid Brands, Inc. (a)	29,281
495	Kona Grill, Inc. (a)	1,772
1,229	KSW, Inc.	3,681
280	Lakeland Industries, Inc. (a)	2,646
1,229	Lakes Entertainment, Inc. (a)	2,446
133	Learning Tree International, Inc. (a)	1,176
1,201	Lee Enterprises, Inc. (a)	2,666
141	Libbey, Inc. (a)	1,582
532	LIN TV Corp. - Class A (a)	2,123
1,181	LodgeNet Interactive Corp. (a)	3,012
740	Luby’s, Inc. (a)	3,626
150	Mac-Gray Corp.	1,620
824	MarineMax, Inc. (a)	5,405
315	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,953
731	Meade Instruments Corp. (a)	2,339
2,736	Media General, Inc. - Class A (a)	21,040
712	Midas, Inc. (a)	4,941
180	Monarch Casino & Resort, Inc. (a)	1,714
379	Morton’s Restaurant Group, Inc. (a)	1,664
1,328	MTR Gaming Group, Inc. (a)	2,643
1,070	Multimedia Games, Inc. (a)	3,734
194	Nathan’s Famous, Inc. (a)	3,021
874	Nautilus, Inc. (a)	1,110
1,099	Navarre Corp. (a)	2,671
1,487	New Frontier Media, Inc. (a)	2,766
899	Nobel Learning Communities, Inc. (a)	5,834
737	O’Charleys, Inc. (a)	4,061
709	Outdoor Channel Holdings, Inc. (a)	3,765
989	Palm Harbor Homes, Inc. (a)	1,632

See notes to financial statements.

Annual Report | August 31, 2010 | 101

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Consumer Discretionary (continued)
1,337	Perry Ellis International, Inc. (a)	$24,547
292	Playboy Enterprises, Inc. - Class B (a)	1,486
1,166	Premier Exhibitions, Inc. (a)	1,971
1,938	Princeton Review, Inc. (a)	3,624
952	Reading International, Inc. - Class A (a)	4,122
397	Red Lion Hotels Corp. (a)	2,481
1,402	Rentrak Corp. (a)	30,900
427	Rick’s Cabaret International, Inc. (a)	2,583
197	Rocky Brands, Inc. (a)	1,493
804	Ruth’s Hospitality Group, Inc. (a)	2,629
1,033	Stanley Furniture Co., Inc. (a)	3,956
289	Syms Corp. (a)	2,399
368	Tandy Leather Factory, Inc.	1,582
925	Town Sports International Holdings, Inc. (a)	2,424
1,105	Tuesday Morning Corp. (a)	4,100
989	Unifi, Inc. (a)	4,124
810	Universal Travel Group (a)	3,969
483	US Auto Parts Network, Inc. (a)	3,970
1,664	Valuevision Media, Inc. - Class A (a)	3,328
1,226	VCG Holding Corp. (a)	2,293
604	Wells-Gardner Electronics Corp. (a)	1,504
303	West Marine, Inc. (a)	2,551
1,316	Westwood One, Inc. (a) (b)	10,317
2,730	Wonder Auto Technology, Inc. (a) (b)	21,021
1,841	Zale Corp. (a)	2,872
		478,871

	Consumer Staples - 2.0%
391	CCA Industries, Inc.	2,053
312	Coffee Holding Co., Inc.	1,416
971	Cyanotech Corp. (a)	2,622
1,175	Female Health Co. (The)	5,593
338	Golden Enterprises, Inc.	1,082
1,307	Graymark Healthcare, Inc. (a)	1,621
247	Griffin Land & Nurseries, Inc.	6,219
1,067	Harbinger Group, Inc. (a)	6,221
1,198	HQ Sustainable Maritime Industries, Inc. (a)	3,175
1,172	IGI Laboratories, Inc. (a)	1,512
553	Imperial Sugar Co.	6,995
748	Inventure Foods, Inc. (a)	2,581
1,148	Mannatech, Inc. (a)	2,652
424	Natural Alternatives International, Inc. (a)	3,066
410	Nature’s Sunshine Products, Inc. (a)	3,604
174	Nutraceutical International Corp. (a)	2,361
74	Oil-Dri Corp of America	1,519
385	Omega Protein Corp. (a)	2,114
427	Orchids Paper Products Co. (a)	6,179
547	Overhill Farms, Inc. (a)	2,352
775	Parlux Fragrances, Inc. (a)	1,612
436	Physicians Formula Holdings, Inc. (a)	1,369
928	Pizza Inn, Inc. (a)	1,726
628	Reddy Ice Holdings, Inc. (a)	1,325
766	Reed’s, Inc. (a)	1,325
1,208	Reliv International, Inc.	2,416
262	Rocky Mountain Chocolate Factory, Inc.	2,523
580	Tasty Baking Co.	3,724
156	United-Guardian, Inc.	2,028
913	Willamette Valley Vineyards, Inc. (a)	3,113
		86,098

	Energy - 7.9%
7,088	Abraxas Petroleum Corp. (a)	17,082
5,266	American Oil & Gas, Inc. (a)	36,072
424	Approach Resources, Inc. (a)	3,689
648	Barnwell Industries, Inc. (a)	1,847
1,030	Blue Dolphin Energy Co. (a)	1,164
348	Bolt Technology Corp. (a)	3,104
9,574	Boots & Coots, Inc. (a)	28,530
4,209	China North East Petroleum Holdings Ltd. (a) (c)	21,887
421	CREDO Petroleum Corp. (a)	3,305
1,154	Crimson Exploration, Inc. (a)	3,139
451	Double Eagle Petroleum Co. (a)	1,840
2,968	Endeavour International Corp. (a)	3,502
862	ENGlobal Corp. (a)	1,965
871	FX Energy, Inc. (a)	2,796
724	Geokinetics, Inc. (a) (b)	3,620
2,212	Georesources, Inc. (a)	33,423
1,578	Hyperdynamics Corp. (a)	1,736
53	Isramco, Inc. (a)	2,698
10,184	Kodiak Oil & Gas Corp. (Canada) (a)	25,053
6,102	Magnum Hunter Resources Corp. (a)	23,554
306	Mexco Energy Corp. (a)	1,707
130	Natural Gas Services Group, Inc. (a)	1,846
660	OYO Geospace Corp. (a)	32,505
286	Panhandle Oil and Gas, Inc. - Class A	6,369
321	PostRock Energy Corp. (a)	1,053
82	PrimeEnergy Corp. (a)	1,523
318	Pyramid Oil Co. (a)	1,466
709	Royale Energy, Inc. (a)	1,390

See notes to financial statements.

102 | Annual Report | August 31, 2010

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Energy (continued)
526	Seahawk Drilling, Inc. (a)	$3,787
1,172	SMF Energy Corp. (a)	1,430
1,961	Syntroleum Corp. (a)	2,961
403	TGC Industries, Inc. (a)	1,495
3,146	Toreador Resources Corp. (a)	25,545
532	Union Drilling, Inc. (a)	2,484
1,337	Uranerz Energy Corp. (a)	1,685
1,673	Uranium Energy Corp. (a)	4,249
11,076	Vantage Drilling Co. (Cayman Islands) (a)	14,953
848	Verenium Corp. (a)	2,586
362	Voyager Oil & Gas, Inc. (a)	1,343
339	Westmoreland Coal Co. (a)	3,163
1,090	Zion Oil & Gas, Inc. (a) (b)	5,690
		339,236

	Financials - 25.2%
937	21st Century Holding Co. (a)	3,383
357	Abington Bancorp, Inc.	3,584
501	Access National Corp.	3,066
388	Affirmative Insurance Holdings, Inc. (a)	1,296
1,397	Agree Realty Corp. - REIT	33,179
100	Alliance Financial Corp.	2,843
306	American Independence Corp. (a)	1,453
271	American National Bankshares, Inc. (b)	5,363
124	American Physicians Service Group, Inc.	3,261
616	American River Bankshares (a)	3,696
362	American Safety Insurance Holdings Ltd. (Bermuda) (a)	5,658
3,719	Ameris Bancorp (a)	29,157
1,151	AmeriServ Financial, Inc. (a)	2,083
2,830	Associated Estates Realty Corp. - REIT	38,375
200	Asta Funding, Inc.	1,630
197	Auburn National Bancorporation, Inc. (The)	4,092
510	Bancorp, Inc. (a)	3,274
68	Bancorp Rhode Island, Inc.	1,933
751	BancTrust Financial Group, Inc. (a)	2,298
289	Bank of Kentucky Financial Corp.	5,306
94	Bank of Marin Bancorp	2,960
1,154	BankAtlantic Bancorp, Inc. - Class A (a)	1,281
10,636	Banner Corp.	21,804
194	Bar Harbor Bankshares	5,393
312	Berkshire Bancorp, Inc. (a)	1,507
189	Bridge Bancorp, Inc.	4,154
943	Brooklyn Federal Bancorp, Inc.	3,423
253	Bryn Mawr Bank Corp.	4,129
82	C&F Financial Corp.	1,498
1,013	Cadence Financial Corp. (a)	1,246
709	Camco Financial Corp. (a)	1,383
471	Cape Bancorp, Inc. (a)	3,617
1,405	Capital Bank Corp. (a)	2,318
1,416	Capitol Bancorp Ltd. (a)	1,543
592	Center Bancorp, Inc.	4,339
6,340	Center Financial Corp. (a)	29,354
4,052	Centerstate Banks, Inc.	34,928
371	Central Jersey Bancorp (a)	2,745
1,366	Central Pacific Financial Corp. (a) (b)	2,145
388	Central Valley Community Bancorp (a)	2,320
1,208	Centrue Financial Corp. (a)	1,534
130	Century Bancorp, Inc. - Class A	2,730
400	CFS Bancorp, Inc.	1,852
457	Chicopee Bancorp, Inc. (a)	5,096
651	Citizens & Northern Corp.	6,862
286	Citizens Holding Co.	5,488
247	Citizens South Banking Corp.	1,297
575	CNB Financial Corp.	7,366
301	Codorus Valley Bancorp, Inc.	2,477
4,974	Cogdell Spencer, Inc. - REIT	30,739
427	Colony Bankcorp, Inc. (a)	2,370
1,266	Commonwealth Bankshares, Inc.	2,760
619	Community Capital Corp. (a)	2,006
1,596	Crescent Financial Corp. (a)	4,166
371	Deerfield Capital Corp. (a)	2,133
3,040	Dynex Capital, Inc. - REIT	30,552
253	Eagle Bancorp, Inc. (a)	2,755
368	Eastern Insurance Holdings, Inc.	3,835
1,139	Eastern Virginia Bankshares, Inc.	3,952
388	Encore Bancshares, Inc. (a)	2,336
365	Enterprise Bancorp, Inc.	3,953
498	Enterprise Financial Services Corp.	4,034
259	ESB Financial Corp.	3,183
289	Evans Bancorp, Inc.	3,613
1,835	Excel Trust, Inc. - REIT (a)	20,350
958	Farmers Capital Bank Corp. (a)	5,020
115	Federal Agricultural Mortgage Corp. - Class C (b)	1,257
250	Financial Institutions, Inc.	3,590
1,232	First Acceptance Corp. (a)	2,156
501	First Bancorp, Inc.	6,613

See notes to financial statements.

Annual Report | August 31, 2010 | 103

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Financials (continued)
1,460	First California Financial Group, Inc. (a)	$3,942
368	First Capital Bancorp, Inc. (a)	1,386
439	First Citizens Banc Corp. (a)	1,835
403	First Defiance Financial Corp.	3,687
1,513	First Federal Bancshares of Arkansas, Inc.	2,602
703	First M&F Corp.	2,707
183	First Pactrust Bancorp, Inc.	1,753
725	First Place Financial Corp. (a)	2,639
1,538	First Security Group, Inc. (a)	2,568
376	First South Bancorp, Inc.	3,771
633	First United Corp.	2,576
919	Firstbank Corp.	4,595
215	Firstcity Financial Corp. (a)	1,559
1,532	Flagstar Bancorp, Inc. (a)	3,493
156	Fox Chase Bancorp, Inc. (a)	1,482
348	German American Bancorp, Inc.	5,443
4,732	Glimcher Realty Trust - REIT	28,108
1,385	Guaranty Bancorp (a)	1,967
241	Hallmark Financial Services (a)	2,010
412	Hampden Bancorp, Inc.	4,161
1,502	Hampton Roads Bankshares, Inc. (a)	1,427
10,711	Hanmi Financial Corp. (a)	12,960
145	Harleysville Savings Financial Corp.	2,232
1,243	Harris & Harris Group, Inc. (a)	4,699
144	Hawthorn Bancshares, Inc.	1,295
709	Heritage Commerce Corp. (a)	2,347
209	Heritage Financial Corp. (a)	2,654
245	Heritage Financial Group	2,195
486	Heritage Oaks Bancorp (a)	1,507
4,500	HFF, Inc. - Class A (a)	35,865
44	Hingham Institution for Savings	1,639
376	HMN Financial, Inc. (a)	1,365
174	Home Bancorp, Inc. (a)	2,290
827	Homeowners Choice, Inc. (a)	5,251
303	Independence Holding Co.	2,000
118	Indiana Community Bancorp	1,462
489	International Assets Holding Corp. (a)	8,005
486	Intervest Bancshares Corp. - Class A (a)	1,045
162	Investors Title Co.	4,698
385	Kentucky First Federal Bancorp	3,773
556	Legacy Bancorp, Inc.	4,598
807	LNB Bancorp, Inc.	3,623
1,281	Macatawa Bank Corp. (a)	1,755
2,079	Main Street Capital Corp.	30,832
671	MainSource Financial Group, Inc.	4,073
138	Marlin Business Services Corp. (a)	1,346
905	MBT Financial Corp. (a)	1,321
289	Medallion Financial Corp.	2,037
694	Mercantile Bancorp, Inc. (a)	1,853
321	Mercantile Bank Corp. (a)	1,576
324	Mercer Insurance Group, Inc.	5,618
124	Merchants Bancshares, Inc.	2,900
463	Merriman Holdings, Inc. (a)	1,111
604	Metro Bancorp, Inc. (a)	5,587
376	MicroFinancial, Inc.	1,493
118	Middleburg Financial Corp.	1,693
382	Midsouth Bancorp, Inc.	4,676
954	Monarch Community Bancorp, Inc. (a)	1,049
333	Monarch Financial Holdings, Inc. (a)	2,557
345	MutualFirst Financial, Inc.	2,422
215	National Bankshares, Inc.	5,010
280	New England Bancshares, Inc.	2,075
265	New Hampshire Thrift Bancshares, Inc.	2,677
404	NewBridge Bancorp (a)	1,398
4,382	Newcastle Investment Corp. - REIT (a)	10,604
810	North Valley Bancorp (a)	1,377
674	Northeast Community Bancorp, Inc.	4,206
751	Northern States Financial Corp. (a)	1,292
141	Northrim BanCorp, Inc.	2,269
165	Norwood Financial Corp.	4,709
136	OBA Financial Service, Inc. (a)	1,501
245	OceanFirst Financial Corp.	2,776
324	Ohio Valley Banc Corp.	6,412
448	Old Point Financial Corp.	5,757
1,484	Old Second Bancorp, Inc. (b)	1,232
286	OmniAmerican Bancorp, Inc. (a)	3,180
516	Oneida Financial Corp.	3,922
1,419	Oppenheimer Holdings, Inc. - Class A	33,063
639	Pacific Continental Corp.	5,246
504	Pacific Mercantile Bancorp (a)	1,865
478	Pacific Premier Bancorp, Inc. (a)	1,960
388	Parkvale Financial Corp.	2,475
1,058	Patriot National Bancorp, Inc. (a)	2,000
451	Peapack Gladstone Financial Corp.	4,848
127	Penns Woods Bancorp, Inc.	3,830

See notes to financial statements.

104 | Annual Report | August 31, 2010

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Financials (continued)
289	Peoples Bancorp, Inc.	$3,494
362	Peoples Financial Corp.	5,213
327	Porter Bancorp, Inc.	3,237
1,376	Preferred Bank (a)	2,257
371	Primus Guaranty Ltd. (Bermuda) (a)	1,421
755	Princeton National Bancorp, Inc. (a)	4,190
513	Provident Financial Holdings, Inc.	2,745
671	Prudential Bancorp, Inc. of Pennsylvania	4,462
607	Pulaski Financial Corp.	3,885
1,211	PVF Capital Corp. (a)	2,107
357	QC Holdings, Inc.	1,396
330	QCR Holdings, Inc.	3,247
1,850	Republic First Bancorp, Inc. (a)	3,238
556	Resource America, Inc. - Class A	2,830
3,649	Resource Capital Corp. - REIT	21,602
1,084	Riverview Bancorp, Inc. (a)	1,962
241	Rome Bancorp, Inc.	2,224
575	Rurban Financial Corp. (a)	2,053
639	Sanders Morris Harris Group, Inc.	3,291
150	Savannah Bancorp, Inc. (The) (a)	1,413
1,258	Seacoast Banking Corp. of Florida (a)	1,522
513	Shore Bancshares, Inc.	4,956
318	Sierra Bancorp	3,663
1,325	Smithtown Bancorp, Inc. (a)	4,889
1,496	Southern Community Financial Corp. (a)	2,917
212	Southern National Bancorp of Virginia, Inc. (a)	1,484
2,565	Southwest Bancorp, Inc.	30,549
433	State Bancorp, Inc.	3,672
856	Summit Financial Group, Inc. (a)	2,868
556	Sun Bancorp, Inc. (a)	2,780
1,055	Superior Bancorp (a)	1,108
174	Teche Holding Co.	5,220
85	Territorial Bancorp, Inc.	1,442
484	Timberland Bancorp, Inc.	1,936
315	Tower Bancorp, Inc.	5,916
362	Tree.com, Inc. (a)	2,635
309	United PanAm Financial Corp. (a)	1,468
495	United Security Bancshares (a)	2,247
532	United Security Bancshares	5,682
286	Unity Bancorp, Inc. (a)	1,539
686	Universal Insurance Holdings, Inc.	2,854
680	US Global Investors, Inc. - Class A	3,788
109	Virtus Investment Partners, Inc (a)	2,892
250	VIST Financial Corp.	1,800
400	Waterstone Financial, Inc. (a)	1,536
474	West Bancorporation, Inc. (a)	2,797
9,851	West Coast Bancorp (a) (b)	23,248
556	Wilber Corp.	3,236
2,403	Winthrop Realty Trust - REIT	32,921
1,217	Yadkin Valley Financial Corp. (a)	3,164
		1,084,885

	Health Care - 19.2%
1,634	Aastrom Biosciences, Inc. (a)	2,435
1,493	Acadia Pharmaceuticals, Inc. (a)	1,508
5,645	Accelrys, Inc. (a)	34,209
859	Achillion Pharmaceuticals, Inc. (a)	2,251
848	ADAM, Inc. (a)	4,588
298	Addus HomeCare Corp. (a)	1,559
1,431	Adolor Corp. (a)	1,488
1,255	ADVENTRX Pharmaceuticals, Inc. (a) (b)	2,196
280	Advocat, Inc.	1,467
1,782	Alexza Pharmaceuticals, Inc. (a)	5,025
983	Allied Healthcare International, Inc. (a)	1,995
229	America Service Group, Inc.	3,140
1,360	American Caresource Holdings, Inc. (a)	1,918
412	American Dental Partners, Inc. (a)	4,400
232	American Medical Alert Corp.	1,485
516	American Shared Hospital Services (a)	1,641
1,211	Amicus Therapeutics, Inc. (a)	3,972
1,590	Anadys Pharmaceuticals, Inc. (a)	2,703
501	Angeion Corp. (a)	2,154
388	Anika Therapeutics, Inc. (a)	1,921
619	Animal Health International, Inc. (a)	1,529
952	Antares Pharma, Inc. (a)	1,380
529	ARCA Biopharma, Inc. (a)	1,788
336	Arrhythmia Research Technology, Inc. (a)	1,638
218	AtriCure, Inc. (a)	1,685
7,577	AVANIR Pharmaceuticals, Inc. - Class A (a)	21,443
9,671	AVI BioPharma, Inc. (a) (b)	20,212
532	BioClinica, Inc. (a)	1,793
907	Biodel, Inc. (a) (b)	3,374
1,475	BioDelivery Sciences International, Inc. (a)	3,274
2,194	Biosante Pharmaceuticals, Inc. (a)	2,874
250	Biospecifics Technologies Corp. (a)	6,625
657	BioSphere Medical, Inc. (a)	2,858
4,261	Biotime, Inc. (a) (b)	17,854

See notes to financial statements.

Annual Report | August 31, 2010 | 105

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Health Care (continued)
1,694	Bovie Medical Corp. (a)	$3,693
1,366	BSD Medical Corp. (a)	2,978
845	Caliper Life Sciences, Inc. (a)	2,805
833	Capital Senior Living Corp. (a)	4,132
1,154	Cardiac Science Corp. (a)	2,054
910	Cardica, Inc. (a)	1,747
905	Cardiovascular Systems, Inc. (a)	4,416
1,532	Celldex Therapeutics, Inc. (a) (b)	6,634
830	Celsion Corp. (a)	2,540
890	Cerus Corp. (a)	2,554
1,400	Chelsea Therapeutics International, Inc. (a)	5,698
2,218	Chindex International, Inc. (a) (b)	28,790
1,201	Cleveland Biolabs, Inc. (a)	5,380
1,731	Columbia Laboratories, Inc. (a)	1,869
1,246	CombiMatrix Corp. (a)	3,726
1,955	Combinatorx, Inc. (a)	2,522
448	Continucare Corp. (a)	1,456
477	Corcept Therapeutics, Inc. (a)	1,331
400	Cornerstone Therapeutics, Inc. (a)	2,600
1,475	Cryo-Cell International, Inc. (a)	1,327
2,288	Curis, Inc. (a)	2,814
498	Cutera, Inc. (a)	3,506
952	Cyclacel Pharmaceuticals, Inc. (a)	1,390
397	Cynosure, Inc. - Class A (a)	3,708
1,602	Cytokinetics, Inc. (a)	3,588
4,729	Cytori Therapeutics, Inc. (a) (b)	21,328
772	DARA Biosciences, Inc. (a)	1,714
192	Daxor Corp.	1,825
3,811	Delcath Systems, Inc. (a)	23,171
2,226	Depomed, Inc. (a)	7,991
295	Derma Sciences, Inc. (a)	1,319
827	Digirad Corp. (a)	1,613
654	Dynacq Healthcare, Inc. (a)	1,413
1,779	Dynavax Technologies Corp. (a)	2,882
268	Emergent Group, Inc.	1,337
1,351	Endologix, Inc. (a)	5,417
1,284	EnteroMedics, Inc. (a)	2,093
922	Entremed, Inc. (a)	2,434
1,734	EpiCept Corp. (a) (b)	910
4,711	Exact Sciences Corp. (a)	21,623
250	Exactech, Inc. (a)	3,628
1,240	Five Star Quality Care, Inc. (a)	5,258
952	Fonar Corp. (a)	1,428
1,281	Genta, Inc. (a)	1,806
1,631	Hansen Medical, Inc. (a)	2,234
1,001	Harvard Bioscience, Inc. (a)	3,453
4,261	Health Grades, Inc. (a)	34,898
295	HealthStream, Inc. (a)	1,472
253	Hi-Tech Pharmacal Co., Inc. (a)	4,390
821	Icad, Inc. (a)	1,379
1,593	Idera Pharmaceuticals, Inc. (a)	5,448
1,016	Infinity Pharmaceuticals, Inc. (a)	4,796
880	Inhibitex, Inc. (a)	1,250
351	Integramed America, Inc. (a)	3,257
1,220	ISTA Pharmaceuticals, Inc. (a)	3,636
6,276	Keryx Biopharmaceuticals, Inc. (a)	21,966
309	Kewaunee Scientific Corp.	3,241
1,319	KV Pharmaceutical Co. - Class A (a)	1,939
526	LCA-Vision, Inc. (a)	2,088
1,316	Marina Biotech, Inc. (a) (b)	3,408
703	Matrixx Initiatives, Inc. (a)	3,515
354	MediciNova, Inc. (a)	1,890
242	Medtox Scientific, Inc. (a)	2,776
1,024	MELA Sciences, Inc. (a) (b)	7,045
1,673	Merge Healthcare, Inc. (a)	4,216
1,556	Micrus Endovascular Corp. (a)	36,426
778	Misonix, Inc. (a)	1,447
1,455	Molecular Insight Pharmaceuticals, Inc (a) (b)	1,164
886	Nanosphere, Inc. (a)	2,578
97	National Research Corp.	2,440
1,505	Neoprobe Corp. (a)	2,905
871	Neostem, Inc. (a)	1,376
715	Neuralstem, Inc. (a) (b)	1,323
772	NeurogesX, Inc. (a)	4,462
613	Nexmed, Inc. (a)	1,201
946	Nighthawk Radiology Holdings, Inc. (a)	2,649
1,049	Novabay Pharmaceuticals, Inc. (a) (b)	1,920
495	NovaMed, Inc. (a)	4,336
1,013	Oculus Innovative Sciences, Inc. (a)	1,682
235	Omeros Corp. (a)	1,424
327	OncoGenex Pharmaceutical, Inc. (a)	4,192
1,337	Orchid Cellmark, Inc. (a)	1,965
827	Osteotech, Inc. (a)	5,293
625	OTIX Global, Inc. (a)	2,531
200	PDI, Inc. (a)	1,452
4,456	Penwest Pharmaceuticals Co. (a)	22,235
2,224	Peregrine Pharmaceuticals, Inc. (a)	2,958

See notes to financial statements.

106 | Annual Report | August 31, 2010

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Health Care (continued)
3,764	Pharmacyclics, Inc. (a)	$26,574
1,181	PharmAthene, Inc. (a) (b)	1,665
1,217	PHC, Inc. - Class A (a)	1,533
256	PhotoMedex, Inc. (a)	1,377
733	Pressure BioSciences, Inc. (a)	1,100
871	Pro-Dex, Inc. (a)	1,533
1,055	ProPhase Labs, Inc. (a)	1,055
385	Prospect Medical Holdings, Inc. (a)	3,311
253	Providence Service Corp. (The) (a)	3,421
165	Psychemedics Corp.	1,414
1,340	Pure Bioscience (a)	2,479
1,105	RadNet, Inc. (a)	2,033
874	Raptor Pharmaceutical Corp. (a)	2,604
1,419	Repligen Corp. (a)	4,810
616	Response Genetics, Inc. (a)	1,608
1,229	Rexahn Pharmaceuticals, Inc. (a)	1,438
645	Rochester Medical Corp. (a)	5,663
899	Rockwell Medical Technologies, Inc. (a)	5,286
376	Rural/Metro Corp. (a)	2,820
937	RXi Pharmaceuticals Corp. (a)	1,640
1,593	Santarus, Inc. (a)	3,616
498	SeraCare Life Sciences, Inc. (a)	1,748
922	Solta Medical, Inc. (a)	1,401
480	Somaxon Pharmaceuticals, Inc. (a) (b)	2,002
1,145	Spectranetics Corp. (a)	5,565
845	Speedus Corp. (a)	1,073
4,474	Staar Surgical Co. (a)	20,446
1,108	Stereotaxis, Inc. (a) (b)	3,490
1,036	Strategic Diagnostics, Inc. (a)	1,906
1,391	Streamline Health Solutions, Inc. (a)	1,405
784	SunLink Health Systems, Inc. (a)	1,403
775	Sunrise Senior Living, Inc. (a)	1,713
1,796	SuperGen, Inc. (a)	3,592
495	Tengion, Inc. (a)	1,500
1,240	Theragenics Corp. (a)	1,389
1,178	TranS1, Inc. (a)	2,980
345	Transcend Services, Inc. (a)	4,906
286	Transcept Pharmaceuticals, Inc. (a)	2,019
1,070	Trimeris, Inc. (a)	2,525
460	Trubion Pharmaceuticals, Inc. (a)	2,052
1,853	US Physical Therapy, Inc. (a)	29,704
130	Utah Medical Products, Inc.	3,455
2,626	Vascular Solutions, Inc. (a)	32,851
1,192	Vision-Sciences, Inc. (a)	1,705
336	Vital Images, Inc. (a)	4,240
59	Young Innovations, Inc.	1,548
1,249	ZIOPHARM Oncology, Inc. (a)	4,496
		827,180

	Industrials - 12.0%
112	3D Systems Corp. (a)	1,410
1,366	Active Power, Inc. (a)	1,530
529	Aerosonic Corp. (a)	1,873
218	Air T, Inc.	1,942
5,616	Air Transport Services Group, Inc. (a)	25,890
604	Allied Defense Group, Inc. (The) (a)	1,703
127	Amrep Corp. (a)	1,398
327	Argan, Inc. (a)	2,626
963	Arotech Corp. (a)	1,522
295	Art’s-Way Manufacturing Co., Inc.	1,620
1,154	Ascent Solar Technologies, Inc. (a) (b)	2,400
94	Astronics Corp. (a)	1,390
745	Avalon Holdings Corp. (a)	2,034
1,102	Baldwin Technology Co. - Class A (a)	1,377
192	Barrett Business Services, Inc.	2,540
1,331	BlueLinx Holdings, Inc. (a)	4,525
235	Breeze-Eastern Corp. (a)	1,486
504	Casella Waste Systems, Inc. - Class A (a)	2,238
245	Coleman Cable, Inc. (a)	1,303
757	Command Security Corp. (a)	1,552
2,875	Commercial Vehicle Group, Inc. (a)	26,105
856	Competitive Technologies, Inc. (a)	830
400	Document Security Systems, Inc. (a)	1,464
206	Douglas Dynamics, Inc. (a)	2,340
1,541	DXP Enterprises, Inc. (a)	27,969
221	Dynamex, Inc. (a)	2,709
91	Eastern Co. (The)	1,546
433	Ecology and Environment, Inc. - Class A	5,348
376	Edac Technologies Corp. (a)	1,542
354	ExpressJet Holdings, Inc. (a)	2,361
1,139	Flanders Corp. (a)	3,075
725	Flow International Corp. (a)	1,573
572	Franklin Covey Co. (a)	3,489
589	Frozen Food Express Industries (a)	1,738
772	GlobalOptions Group, Inc. (a)	1,598
457	GP Strategies Corp. (a)	3,400
940	Hawk Corp. - Class A (a)	34,442

See notes to financial statements.

Annual Report | August 31, 2010 | 107

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Industrials (continued)
547	Heritage-Crystal Clean, Inc. (a)	$4,507
130	Herley Industries, Inc. (a)	1,983
616	Hudson Highland Group, Inc. (a)	1,848
801	Hudson Technologies, Inc. (a)	1,442
226	Hurco Cos., Inc. (a)	3,532
1,811	Innovaro, Inc. (a) (b)	2,318
277	Innovative Solutions & Support, Inc. (a)	1,454
463	Insteel Industries, Inc.	3,662
1,058	Integrated Electrical Services, Inc. (a)	3,618
376	Intersections, Inc.	3,313
1,790	Kadant, Inc. (a)	30,502
262	Kratos Defense & Security Solutions, Inc. (a)	2,594
271	LaBarge, Inc. (a)	2,835
1,301	LECG Corp. (a)	1,691
937	Lime Energy Co. (a)	3,092
183	LS Starrett Co. - Class A	1,640
787	LSI Industries, Inc.	4,053
362	Lydall, Inc. (a)	2,494
1,405	Magnetek, Inc. (a)	1,475
421	Met-Pro Corp. (b)	3,974
394	Mfri, Inc. (a)	2,608
454	Multi-Color Corp.	6,492
721	NCI Building Systems, Inc. (a)	6,345
1,385	Nexxus Lighting, Inc. (a)	3,019
289	NN, Inc. (a)	2,139
694	N-Viro International Corp. (a)	1,874
303	Ocean Power Technologies, Inc. (a)	1,515
1,605	OceanFreight, Inc. - Class A (Marshall Islands) (a)	1,457
1,876	Odyssey Marine Exploration, Inc. (a)	2,908
103	Omega Flex, Inc. (a)	1,297
848	On Assignment, Inc. (a)	3,689
477	Orbit International Corp. (a)	1,438
712	Orion Energy Systems, Inc. (a)	1,737
124	Park-Ohio Holdings Corp. (a)	1,381
709	Patrick Industries, Inc. (a)	1,489
1,240	Perma-Fix Environmental Services (a)	2,096
376	PMFG, Inc. (a)	6,057
3,274	PowerSecure International, Inc. (a)	27,109
242	Primoris Services Corp.	1,435
121	Providence and Worcester Railroad Co.	1,488
9,029	Satcon Technology Corp. (a)	28,080
141	SIFCO Industries, Inc. (a)	1,410
694	SmartPros Ltd.	1,666
1,331	Spherix, Inc. (a)	$2,183
559	Supreme Industries, Inc. - Class A (a)	1,247
2,138	Thermadyne Holdings Corp. (a)	23,582
159	Todd Shipyards Corp.	2,406
421	Trailer Bridge, Inc. (a)	1,431
886	TRC Cos., Inc. (a)	2,525
2,206	Trimas Corp. (a)	28,435
466	Tufco Technologies, Inc. (a)	1,500
229	Twin Disc, Inc.	2,718
886	Ultralife Corp. (a)	3,633
457	Universal Power Group, Inc. (a)	1,485
277	Universal Security Instruments, Inc. (a)	1,634
1,337	UQM Technologies, Inc. (a)	2,754
598	US Home Systems, Inc. (a)	1,716
159	USA Truck, Inc. (a)	2,105
928	Versar, Inc. (a)	2,088
931	Virco Manufacturing	2,746
127	VSE Corp.	3,566
4,586	Wabash National Corp. (a)	28,112
589	WCA Waste Corp. (a)	2,739
309	Willis Lease Finance Corp. (a)	3,075
407	WSI Industries, Inc. (a)	1,579
1,973	Xerium Technologies, Inc. (a)	19,848
		517,751

	Information Technology - 18.9%
566	Acorn Energy, Inc. (a)	2,490
1,796	ActivIdentity Corp. (a)	3,394
480	ADDvantage Technologies Group, Inc. (a)	1,435
754	American Software, Inc. - Class A	3,853
745	Analysts International Corp. (a)	1,721
524	Answers Corp. (a)	2,620
200	Astro-Med, Inc.	1,428
758	Aware, Inc. (a)	1,743
3,286	AXT, Inc. (a)	17,810
1,093	Blonder Tongue Laboratories (a)	2,066
301	BroadVision, Inc. (a)	3,215
454	Bsquare Corp. (a)	1,330
916	CalAmp Corp. (a)	2,354
848	Callidus Software, Inc. (a)	2,832
2,987	Ceva, Inc. (a)	36,143
910	Chyron International Corp. (a)	1,365
622	Clearfield, Inc. (a)	1,648
827	ClearOne Communications, Inc. (a)	2,613

See notes to financial statements.

108 | Annual Report | August 31, 2010

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Information Technology (continued)
4,606	Cogo Group, Inc. (a)	$28,097
351	Communications Systems, Inc.	3,829
232	Computer Task Group, Inc. (a)	1,457
648	Concurrent Computer Corp. (a)	3,357
550	CSP, Inc. (a)	2,266
407	Data I/O Corp. (a)	1,821
757	Datalink Corp. (a)	2,528
925	Dataram Corp. (a)	1,517
3,575	Diamond Management & Technology Consultants, Inc.	44,652
82	Digimarc Corp. (a)	1,620
1,367	Digital Ally, Inc. (a)	2,379
1,292	Ditech Networks, Inc. (a)	1,499
1,408	Dot Hill Systems Corp. (a)	1,521
1,416	DRI Corp. (a)	2,025
463	Dynamics Research Corp. (a)	4,551
680	EasyLink Services International Corp. - Class A (a)	1,625
1,343	EDGAR Online, Inc. (a)	1,198
830	Edgewater Technology, Inc. (a)	2,299
513	eLoyalty Corp. (a)	3,129
913	EndWave Corp. (a)	2,164
890	Eon Communications Corp. (a)	1,513
85	ePlus, Inc. (a)	1,535
295	Frequency Electronics, Inc. (a)	1,478
654	Gerber Scientific, Inc. (a)	3,617
683	Giga-Tronics, Inc. (a)	1,574
516	Globecomm Systems, Inc. (a)	3,514
1,055	GSE Systems, Inc. (a)	3,809
796	GTSI Corp. (a)	4,012
657	Hackett Group, Inc. (The) (a)	2,602
400	Henry Bros Electronics, Inc. (a)	1,568
1,322	ICOP Digital, Inc. (a)	2,247
1,593	ID Systems, Inc. (a)	3,186
1,328	Identive Group, Inc. (a)	2,005
790	IEC Electronics Corp. (a) (b)	3,832
295	Image Sensing Systems, Inc. (a)	3,154
836	Imergent, Inc.	3,093
1,042	Immersion Corp. (a)	4,814
357	InfoLogix, Inc. (a)	1,482
1,331	Information Services Group, Inc. (a)	1,997
1,240	Innodata Isogen, Inc. (a)	3,336
2,921	Integrated Silicon Solution, Inc. (a)	19,366
1,201	Intellicheck Mobilisa, Inc. (a) (b)	1,345
1,388	Interphase Corp. (a)	2,304
365	IntriCon Corp. (a)	1,438
538	INX, Inc. (a)	2,663
1,379	Ipass, Inc. (a)	1,489
1,075	Iteris, Inc. (a)	1,387
342	Keithley Instruments, Inc.	3,164
436	Keynote Systems, Inc.	4,386
336	KVH Industries, Inc. (a)	4,190
412	Lantronix, Inc. (a)	1,574
955	LaserCard Corp. (a)	3,304
442	LeCroy Corp. (a)	2,378
631	Lightpath Technologies, Inc. - Class A (a)	1,836
5,558	LivePerson, Inc. (a)	39,740
1,346	LoJack Corp. (a)	4,469
963	Looksmart Ltd. (a)	1,483
1,475	LRAD Corp. (a)	1,298
513	Magma Design Automation, Inc. (a) (b)	1,611
688	Management Network Group, Inc. (a)	1,844
725	Market Leader, Inc. (a)	1,508
250	Measurement Specialties, Inc. (a)	3,705
183	Mesa Laboratories, Inc.	4,079
315	Micronetics, Inc. (a)	1,443
2,921	Mindspeed Technologies, Inc. (a)	18,694
4,197	MIPS Technologies, Inc. (a)	27,658
292	Mocon, Inc.	3,230
1,261	MRV Communications, Inc. (a)	1,488
1,620	Nanometrics, Inc. (a)	21,465
845	NAPCO Security Technologies, Inc. (a)	1,690
1,049	NaviSite, Inc. (a)	3,126
1,425	Network Equipment Technologies, Inc. (a)	3,862
1,198	Nextwave Wireless, Inc. (a)	2,049
1,010	NU Horizons Electronics Corp. (a)	3,242
677	Numerex Corp. - Class A (a)	3,724
265	Occam Networks, Inc. (a)	1,232
271	OI Corp.	2,108
1,181	Online Resources Corp. (a)	4,665
1,310	Onstream Media Corp. (a)	1,480
796	Onvia, Inc. (a)	2,412
666	Optelecom-NKF, Inc. (a)	952
801	Optical Cable Corp. (a)	1,786
1,457	ORBCOMM, Inc. (a)	2,681
1,055	Overland Storage, Inc. (a)	1,625
595	PAR Technology Corp. (a)	2,874

See notes to financial statements.

Annual Report | August 31, 2010 | 109

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Information Technology (continued)
660	PC Connection, Inc. (a)	$4,297
1,070	PC Mall, Inc. (a)	4,494
880	PC-Tel, Inc. (a)	5,051
513	Peerless Systems Corp. (a)	1,642
724	Perceptron, Inc. (a)	3,215
674	Performance Technologies, Inc. (a)	1,463
598	Pervasive Software, Inc. (a)	2,876
550	Phazar Corp. (a)	1,502
1,021	Phoenix Technologies Ltd. (a)	4,135
1,232	Planar Systems, Inc. (a)	2,760
10,151	Powerwave Technologies, Inc. (a)	17,257
883	PRGX Global, Inc. (a)	4,592
626	Qualstar Corp.	1,002
583	Radisys Corp. (a)	5,282
868	Rainmaker Systems, Inc. (a)	868
215	Reis, Inc. (a)	1,408
927	Relm Wireless Corp. (a)	1,696
810	Research Frontiers, Inc. (a)	3,248
516	RF Industries Ltd. (a)	2,753
357	Rimage Corp. (a)	5,462
2,371	Rudolph Technologies, Inc. (a)	18,743
442	Saba Software, Inc. (a)	2,307
566	Salary.com, Inc. (a)	1,607
532	Selectica, Inc. (a)	2,708
144	Sonic Foundry, Inc. (a)	1,440
3,575	Sonic Solutions, Inc. (a) (b)	28,779
127	Spectrum Control, Inc. (a)	1,500
168	SRS Labs, Inc. (a)	1,507
583	StarTek, Inc. (a)	2,583
874	Superconductor Technologies, Inc. (a)	1,390
194	Sutron Corp. (a)	1,280
526	TechTeam Global, Inc. (a)	3,056
1,013	Telular Corp. (a)	3,019
218	Tessco Technologies, Inc.	2,296
595	TheStreet.com, Inc.	1,666
663	Tier Technologies, Inc. (a)	3,216
397	TigerLogic Corp. (a)	1,624
1,084	Tii Network Technologies, Inc. (a)	1,420
583	Tollgrade Communications, Inc. (a)	4,221
212	Transact Technologies, Inc. (a)	1,634
100	Travelzoo, Inc. (a)	1,826
2,020	Ultra Clean Holdings (a)	17,109
1,764	Unica Corp. (a)	37,238
545	Unify Corp. (a)	1,744
368	Versant Corp. (a)	4,122
604	Vicon Industries, Inc. (a)	2,365
368	Video Display Corp. (a)	1,461
2,971	Virage Logic Corp. (a)	35,652
3,870	VirnetX Holding Corp. (b)	28,290
7,733	Wave Systems Corp. - Class A (a) (b)	16,085
174	Wayside Technology Group, Inc.	1,670
1,142	Web.com Group, Inc. (a)	4,991
1,304	Westell Technologies, Inc. - Class A (a)	2,608
1,360	Wireless Ronin Technologies, Inc. (a)	1,700
886	WPCS International, Inc. (a)	2,817
563	XATA Corp. (a)	1,475
541	X-Rite, Inc. (a)	1,780
1,292	Zhone Technologies, Inc. (a)	1,512
1,223	Zix Corp. (a)	3,265
286	Zoom Technologies, Inc. (a)	1,027
613	Zygo Corp. (a)	4,928
		816,673

	Materials - 1.9%
268	ADA-ES, Inc. (a)	1,313
853	American Pacific Corp. (a)	3,992
883	Ampal American Israel - Class A (a)	1,448
798	Arabian American Development Co. (a)	1,428
121	Chase Corp.	1,537
1,373	Flotek Industries, Inc. (a) (b)	1,991
604	Friedman Industries	3,600
7,713	General Moly, Inc. (a)	23,216
1,397	General Steel Holdings, Inc. (a) (b)	3,451
138	KMG Chemicals, Inc.	1,834
683	Landec Corp. (a)	3,757
899	Mines Management, Inc. (a)	1,519
1,136	Nanophase Technologies Corp. (a)	1,261
141	Northern Technologies International Corp. (a)	1,373
1,908	Paramount Gold and Silver Corp. (a)	2,499
563	Penford Corp. (a)	2,736
1,181	Ready Mix, Inc.	838
1,544	Senomyx, Inc. (a)	6,299
1,046	Smith-Midland Corp. (a)	1,443
1,027	Solitario Exploration & Royalty Corp. (a)	2,054
388	Synalloy Corp.	3,795
174	Universal Stainless & Alloy (a)	3,579

See notes to financial statements.

110 | Annual Report | August 31, 2010

Portfolio of Investments continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value
	Materials (continued)
306	US Energy Corp. (a)	$1,242
595	Verso Paper Corp. (a)	1,273
1,684	Vista Gold Corp. (Canada) (a)	3,553
		81,031

	Telecommunication Services - 1.4%
397	Arbinet Corp. (a)	3,053
6,064	FiberTower Corp. (a)	21,770
575	HickoryTech Corp.	4,428
1,790	IDT Corp. - Class B (a)	25,955
1,269	inContact, Inc. (a)	2,792
974	Multiband Corp. (a)	1,807
899	Towerstream Corp. (a)	1,411
		61,216

	Utilities - 0.9%
259	Artesian Resources Corp. - Class A	4,639
430	Cadiz, Inc. (a)	4,730
144	Delta Natural Gas Co., Inc.	4,176
79	Maine & Maritimes Corp.	3,519
232	Pennichuck Corp.	5,292
1,081	Purecycle Corp. (a)	3,254
103	RGC Resources, Inc.	3,227
1,354	Synthesis Energy Systems, Inc. (a)	1,246
645	York Water Co.	9,901
		39,984

	Long-Term Investments - 100.5%
	(Cost $4,444,485)	4,332,925

	Investments of Collateral for Securities Loaned (d) - 6.3%
	Money Market Fund - 6.3%
271,796	BNY Mellon Securities Lending Overnight Fund, 0.306% (e)
	(Cost $271,796)	271,796

	Total Investments - 106.8%
	(Cost $4,716,281)	4,604,721
	Liabilities in excess of Other Assets - (6.8%)	(293,664)
	Net Assets - 100.0%	$4,311,057

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2010.

(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $21,887 which represents 0.5% of net assets.

(d)	At August 31, 2010, the total market value of the Fund’s securities on loan was $257,792 and the total market value of the collateral held by the Fund was $271,796.

(e)	Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Annual Report | August 31, 2010 | 111

Portfolio of Investments continued

WREI | Wilshire US REIT ETF

Number of Shares	Description	Value

	Common Stocks - 99.7%
	Financials - 99.7%
852	Acadia Realty Trust	$15,285
58	Alexander’s, Inc.	17,664
1,009	Alexandria Real Estate Equities, Inc.	69,994
3,579	AMB Property Corp.	85,144
1,380	American Campus Communities, Inc.	41,110
2,487	Apartment Investment & Management Co., Class A	50,834
1,127	Ashford Hospitality Trust, Inc. (a)	9,050
646	Associated Estates Realty Corp.	8,760
1,766	AvalonBay Communities, Inc.	185,819
2,416	BioMed Realty Trust, Inc.	41,289
2,958	Boston Properties, Inc.	240,781
2,802	Brandywine Realty Trust	30,794
1,357	BRE Properties, Inc.	55,474
1,401	Camden Property Trust	64,110
2,938	CBL & Associates Properties, Inc.	35,844
935	Cedar Shopping Centers, Inc.	5,161
1,500	Colonial Properties Trust	23,790
1,377	CommonWealth REIT	33,213
1,253	Corporate Office Properties Trust	45,233
1,975	Cousins Properties, Inc.	12,976
4,469	DCT Industrial Trust, Inc.	20,691
4,257	Developers Diversified Realty Corp.	44,103
3,220	DiamondRock Hospitality Co. (a)	28,207
1,827	Digital Realty Trust, Inc.	108,286
2,445	Douglas Emmett, Inc.	39,413
5,277	Duke Realty Corp.	59,155
1,216	DuPont Fabros Technology, Inc.	30,047
573	EastGroup Properties, Inc.	20,198
1,230	Education Realty Trust, Inc.	8,413
648	Equity Lifestyle Properties, Inc.	33,521
990	Equity One, Inc.	15,830
6,021	Equity Residential	275,942
642	Essex Property Trust, Inc.	67,904
1,856	Extra Space Storage, Inc.	28,378
1,110	Federal Realty Investment Trust	88,012
808	FelCor Lodging Trust, Inc. (a)	3,216
936	First Industrial Realty Trust, Inc. (a)	3,978
791	First Potomac Realty Trust	11,731
5,328	General Growth Properties, Inc.	74,965
835	Government Properties Income Trust	21,434
6,256	HCP, Inc.	220,336
2,641	Health Care REIT, Inc.	121,328
1,331	Healthcare Realty Trust, Inc.	31,159
2,724	Hersha Hospitality Trust	12,912
1,524	Highwoods Properties, Inc.	47,671
773	Home Properties, Inc.	39,037
2,625	Hospitality Properties Trust	51,319
13,307	Host Hotels & Resorts, Inc.	174,721
1,816	Inland Real Estate Corp.	14,001
1,113	Kilroy Realty Corp.	34,625
8,027	Kimco Realty Corp.	119,683
1,363	Kite Realty Group Trust	5,684
1,486	LaSalle Hotel Properties	31,310
2,409	Liberty Property Trust	73,161
2,761	Macerich Co.	114,361
1,687	Mack-Cali Realty Corp.	52,044
640	Mid-America Apartment Communities, Inc.	36,141
626	Monmouth Real Estate Investment Corp., Class A	4,476
2,549	Nationwide Health Properties, Inc.	98,060
466	Parkway Properties, Inc.	6,813
793	Pebblebrook Hotel Trust (a)	14,068
1,119	Pennsylvania Real Estate Investment Trust	11,705
1,034	Post Properties, Inc.	26,264
10,142	ProLogis	110,041
395	PS Business Parks, Inc.	22,227
3,000	Public Storage	294,060
801	Ramco-Gershenson Properties Trust	8,362
1,740	Regency Centers Corp.	63,440
273	Saul Centers, Inc.	11,286
2,711	Senior Housing Properties Trust	63,709
6,229	Simon Property Group, Inc.	563,413
1,659	SL Green Realty Corp.	100,005
586	Sovran Self Storage, Inc.	22,133
449	Sun Communities, Inc.	12,846
2,109	Sunstone Hotel Investors, Inc.(a)	18,074
861	Tanger Factory Outlet Centers	39,795
1,080	Taubman Centers, Inc.	44,809
3,451	UDR, Inc. (a)	71,022
260	Universal Health Realty Income Trust	8,271
1,986	U-Store-It Trust	15,888
3,338	Ventas, Inc.	168,602

See notes to financial statements.

112 | Annual Report | August 31, 2010

Portfolio of Investments continued

WREI | Wilshire US REIT ETF (continued)

Number of Shares	Description	Value

	Financials (continued)
3,871	Vornado Realty Trust	$313,783
1,292	Washington Real Estate Investment Trust	39,587
2,557	Weingarten Realty Investors	51,600

	Total Investments - 99.7%
	(Cost $5,196,200)	5,439,581
	Other Assets in excess of Liabilities - 0.3%	15,669
	Net Assets - 100.0%	$5,455,250

(a)	Non-income producing security.

See notes to financial statements.

Annual Report | August 31, 2010 | 113

Statement of Assets and Liabilities | August 31, 2010

Guggenheim BRIC ETF (EEB)

Assets
Investments in securities, at value (including securities on loan)	$1,158,584,148
Cash	1,059,576
Receivables:
Fund shares sold	—
Dividends	5,034,117
Investments sold	—
Securities lending income	109,654
Tax reclaims	4,969
Due from Adviser	—
Other assets	16,967
Total assets	1,164,809,431

Liabilities
Custodian bank	—
Payables:
Fund shares redeemed	—
Investments purchased	—
Administration fee payable	16,821
Collateral for securities on loan	86,790,662
Accrued advisory fees	419,869
Accrued expenses	385,423
Total liabilities	87,612,775
Net Assets	$1,077,196,656

Composition of Net Assets
Paid-in capital	$1,340,600,346
Accumulated undistributed net investment income (loss)	13,378,196
Accumulated net realized gain (loss) on investments	(161,435,821)
Net unrealized appreciation (depreciation) on investments	(115,346,065)
Net Assets	$1,077,196,656
Shares outstanding ($0.01 par value with unlimited amount authorized)	26,900,800
Net Asset Value Per Share	$40.04
Investments in securities, at cost	$1,273,930,213
Securities on loan, at value	$84,623,033

See notes to financial statements.

114 | Annual Report | August 31, 2010

Guggenheim Defensive Equity ETF (DEF	)	Guggenheim Insider Sentiment ETF (NFO )	Guggenheim International Small Cap LDRs ETF (XGC )	Guggenheim Mid-Cap ETF (CZA )	Guggenheim Multi-Asset Income ETF (CVY	)	Guggenheim Ocean Tomo Growth Index ETF (OTR )	Guggenheim Ocean Tomo Patent ETF (OTP )

$15,040,143		$92,525,897	$7,586,808	$6,174,462	$299,895,857		$4,687,765	$15,932,512
—		186,216	—	18,421	199,877		8,799	—

—		—	—	—	—		—	—
56,333		85,038	14,940	10,110	1,116,156		17,309	53,261
—		—	—	—	—		—	—
1,240		4,570	2,257	178	21,905		66	345
—		—	—	220	14,628		—	667
60,463		—	—	32,701	—		31,340	64,600
1,139		2,622	—	1,018	4,890		1,020	1,158
15,159,318		92,804,343	7,604,005	6,237,110	301,253,313		4,746,299	16,052,543

395		—	2,390	—	—		—	4,853

—		—	—	—	—		—	—
—		—	—	—	—		—	—
—		2,343	—	—	5,816		—	—
774,224		1,928,465	1,427,722	177,383	21,074,279		52,404	147,220
—		39,691	2,619	—	61,301		—	—
63,813		90,198	—	54,855	162,742		61,426	68,553
838,432		2,060,697	1,432,731	232,238	21,304,138		113,830	220,626
$14,320,886		$90,743,646	$6,171,274	$6,004,872	$279,949,175		$4,632,469	$15,831,917

$21,684,743		$114,055,422	$9,128,031	$8,464,705	$326,708,344		$5,591,899	$18,642,247
217,312		485,145	105,098	12,581	185,402		47,674	178,880
(8,096,419)		(16,991,386)	(2,924,226)	(2,420,349)	(53,023,622)		(705,110)	(1,214,205)
515,250		(6,805,535)	(137,629)	(52,065)	6,079,051		(301,994)	(1,775,005)
$14,320,886		$90,743,646	$6,171,274	$6,004,872	$279,949,175		$4,632,469	$15,831,917
650,000		3,550,800	300,000	250,000	15,300,800		200,000	750,000
$22.03		$25.56	$20.57	$24.02	$18.30		$23.16	$21.11
$14,524,893		$99,331,432	$7,724,437	$6,226,527	$293,816,806		$4,989,759	$17,707,517
$756,675		$1,883,775	$1,387,773	$173,316	$20,553,897		$50,865	$139,492

Annual Report | August 31, 2010 | 115

Statement of Assets and Liabilities continued

Assets
Investments in securities, at value (including securities on loan)
Cash
Receivables:
Fund shares sold
Dividends
Investments sold
Securities lending income
Tax reclaims
Due from Adviser
Other assets
Total assets

Liabilities
Custodian bank
Payables:
Fund shares redeemed
Investments purchased
Administration fee payable
Collateral for securities on loan
Accrued advisory fees
Accrued expenses
Total liabilities
Net Assets

Composition of Net Assets
Paid-in capital
Accumulated undistributed net investment income (loss)
Accumulated net realized gain (loss) on investments
Net unrealized appreciation (depreciation) on investments
Net Assets
Shares outstanding ($0.01 par value with unlimited amount authorized)
Net Asset Value Per Share
Investments in securities, at cost
Securities on loan, at value

See notes to financial statements.

116 | Annual Report |August 31, 2010

Guggenheim Raymond James SB-1 Equity ETF (RYJ )	Guggenheim Sector Rotation ETF (XRO	)	Guggenheim Spin-Off ETF (CSD )	Wilshire 4500 Completion ETF (WXSP	)	Wilshire 5000 Total Market ETF (WFVK )	Wilshire Micro-Cap ETF (WMCR )	Wilshire US REIT ETF (WREI	)

$52,243,051	$20,699,976		$14,284,233	$4,760,814		$2,330,932	$4,604,721	$5,439,581
17,299	90,838		14,868	3,331		2,149	—	4,704

812,472	—		—	—		—	—	—
32,707	16,287		21,252	3,768		6,105	6,416	4,938
1,309,243	—		11,051	5,247		282	890	7,517
1,030	77		364	195		12	503	—
—	1,325		—	—		—	24	—
—	47,403		50,543	—		—	55,134	—
—	1,260		1,142	—		—	1,017	—
54,415,802	20,857,166		14,383,453	4,773,355		2,339,480	4,668,705	5,456,740

—	—		—	—		—	19,307	—

812,472	—		—	—		—	—	—
1,312,328	—		—	—		—	8,308	—
—	—		—	—		—	—	—
827,084	474,101		162,040	100,821		12,148	271,796	—
29,484	—		—	737		246	829	1,490
—	143,831		59,909	—		—	57,408	—
2,981,368	617,932		221,949	101,558		12,394	357,648	1,490
$51,434,434	$20,239,234		$14,161,504	$4,671,797		$2,327,086	$4,311,057	$5,455,250

$114,554,159	$75,702,132		$27,593,948	$5,010,367		$2,500,792	$15,967,727	$5,181,368
(2,129)	—		12,453	25,826		21,348	33,773	24,363
(61,286,473)	(56,513,007)		(13,184,880)	992		(228)	(11,578,883)	6,138
(1,831,123)	1,050,109		(260,017)	(365,388)		(194,826)	(111,560)	243,381
$51,434,434	$20,239,234		$14,161,504	$4,671,797		$2,327,086	$4,311,057	$5,455,250
3,222,822	1,000,800		750,000	200,000		100,000	300,800	200,000
$15.96	$20.22		$18.88	$23.36		$23.27	$14.33	$27.28
$54,074,174	$19,649,867		$14,544,250	$5,126,202		$2,525,758	$4,716,281	$5,196,200
$809,031	$463,179		$158,356	$91,947		$12,108	$257,792	$—

See notes to financial statements.

Annual Report | August 31, 2010 | 117

Statement of Operations | For the period ended August 31, 2010

Guggenheim BRIC ETF (EEB)

Investment Income
Dividend income	$25,043,650
Return of capital distributions received	—
Foreign taxes withheld	(1,598,787)
Net dividend income	23,444,863
Net securities lending income	291,151
Other income	—
Total investment income	23,736,014

Expenses
Advisory fee <Note 3>	4,970,951
Administration fee	187,380
Custodian fee	421,640
Licensing	397,676
Listing fee and expenses	7,500
Printing expenses	183,739
Professional fees	92,019
Registration & filings	13,898
Trustees’ fees and expenses	15,099
Miscellaneous	37,260
Total expenses	6,327,162
Advisory fees waived	(55,493)
Other expenses waived or reimbursed	—
Net expenses	6,271,669
Net Investment Income (Loss)	17,464,345

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(27,279,784)
In-kind transactions	51,601,327
Net realized gain (loss)	24,321,543
Net change in unrealized appreciation (depreciation) on investments	71,377,800
Net realized and unrealized gain (loss) on investments	95,699,343
Net Increase (Decrease) in Net Assets Resulting from Operations	$113,163,688

See notes to financial statements.

118 | Annual Report | August 31, 2010

Guggenheim Defensive Equity ETF (DEF)	Guggenheim Insider Sentiment ETF (NFO)	Guggenheim International Small Cap LDRs ETF (XGC)	Guggenheim Mid-Cap ETF (CZA)	Guggenheim Multi-Asset Income ETF (CVY)	Guggenheim Ocean Tomo Growth Index ETF (OTR)	Guggenheim Ocean Tomo Patent ETF (OTP)

$644,276	$1,626,978	$156,860	$117,779	$11,722,521	$86,971	$316,944
(101,318)	(146,993)	(8,648)	(39,145)	(1,349,283)	—	(1,441)
(27,714)	(810)	(11,692)	(1,139)	(237,481)	—	(9,791)
515,244	1,479,175	136,520	77,495	10,135,757	86,971	305,712
2,234	5,329	5,584	393	42,584	160	573
—	—	—	—	—	—	—
517,478	1,484,504	142,104	77,888	10,178,341	87,131	306,285

76,716	463,728	27,431	26,045	1,015,896	23,264	67,218
4,219	25,505	—	1,432	54,511	1,279	3,697
70,961	87,194	—	61,709	121,060	58,984	76,669
15,343	114,119	—	5,209	279,768	4,653	13,444
5,000	5,000	—	5,000	5,000	5,000	5,000
7,036	24,849	—	6,015	49,647	6,309	9,065
27,548	33,571	—	56,820	57,121	29,858	30,378
—	2,331	—	—	6,404	86	704
2,703	3,872	—	2,524	5,428	2,467	2,664
8,485	9,715	—	9,146	12,570	9,313	7,858
218,011	769,884	27,431	173,900	1,607,405	141,213	216,697
(76,716)	(167,037)	—	(26,045)	(286,741)	(23,264)	(67,218)
(41,565)	—	—	(113,997)	—	(87,706)	(62,095)
99,730	602,847	27,431	33,858	1,320,664	30,243	87,384
417,748	881,657	114,673	44,030	8,857,677	56,888	218,901

(849,740)	(2,344,800)	(67,703)	(198,183)	(3,788,971)	(108,779)	(333,850)
1,654,311	16,456,113	1,254,374	1,418,913	29,720,843	416,475	224,128
804,571	14,111,313	1,186,671	1,220,730	25,931,872	307,696	(109,722)
1,233,049	(14,080,479)	(244,869)	(596,653)	(6,782,260)	(282,752)	(546,446)
2,037,620	30,834	941,802	624,077	19,149,612	24,944	(656,168)
$2,455,368	$912,491	$1,056,475	$668,107	$28,007,289	$81,832	$(437,267)

Annual Report | August 31, 2010 | 119

Statement of Operations continued

Investment Income
Dividend income
Return of capital distributions received
Foreign taxes withheld
Net dividend income
Net securities lending income
Other income
Total investment income

Expenses
Advisory fee <Note 3>
Administration fee
Custodian fee
Licensing
Listing fee and expenses
Printing expenses
Professional fees
Registration & filings
Trustees’ fees and expenses
Miscellaneous
Total expenses
Advisory fees waived
Other expenses waived or reimbursed
Net expenses
Net Investment Income (Loss)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments
In-kind transactions
Net realized gain (loss)
Net change in unrealized appreciation (depreciation) on investments
Net realized and unrealized gain (loss) on investments
Net Increase (Decrease) in Net Assets Resulting from Operations

1	Commencement of investment operations - March 9, 2010.

See notes to financial statements.

120 | Annual Report | August 31, 2010

Guggenheim Raymond James SB-1 Equity ETF (RYJ )	Guggenheim Sector Rotation ETF (XRO )	Guggenheim Spin-Off ETF (CSD )	Wilshire 4500 Completion ETF (WXSP	)1	Wilshire 5000 Total Market ETF (WFVK	)1	Wilshire Micro-Cap ETF (WMCR )	Wilshire US REIT ETF (WREI	)1

$734,600	$234,828	$197,416		$32,504		$23,154	$100,620	$60,691
(248,991)	(7,852)	(60,890)		—		(2)	(12,300)	—
(843)	(460)	—		(21)		(3)	(6,240)	—
484,766	226,516	136,526		32,483		23,149	82,080	60,691
3,294	791	424		277		23	717	—
25,326	—	—		—		—	—	—
513,386	227,307	136,950		32,760		23,172	82,797	60,691
379,370	114,611	63,896		4,333		1,432	18,351	5,047
—	6,304	3,514		—		—	964	—
—	77,064	69,407		—		—	81,001	—
—	22,922	12,779		—		—	3,504	—
—	5,000	5,000		—		—	5,000	—
—	7,473	6,287		—		—	6,016	—
—	24,032	29,706		—		—	25,202	—
—	—	291		—		—	84	—
—	2,663	2,652		—		—	2,273	—
—	7,555	7,597		—		—	6,728	—
379,370	267,624	201,129		4,333		1,432	149,123	5,047
(14,080)	(114,611)	(63,896)		—		—	(17,522)	—
—	(4,019)	(54,168)		—		—	(107,995)	—
365,290	148,994	83,065		4,333		1,432	23,606	5,047
148,096	78,313	53,885		28,427		21,740	59,191	55,644
(2,821,106)	(2,471,263)	(239,191)		(1,609)		(620)	(726,303)	(747)
12,995,282	6,663,989	1,915,326		—		—	1,274,585	62,487
10,174,176	4,192,726	1,676,135		(1,609)		(620)	548,282	61,740
(6,804,612)	(1,566,086)	(446,963)		(365,388)		(194,826)	(604,993)	243,381
3,369,564	2,626,640	1,229,172		(366,997)		(195,446)	(56,711)	305,121
$3,517,660	$2,704,953	$1,283,057		$(338,570)		$(173,706)	$2,480	$360,765

See notes to financial statements.

Annual Report | August 31, 2010 | 121

Statement of Changes in Net Assets |

	Guggenheim BRIC ETF (EEB)		Guggenheim Defensive Equity ETF (DEF)		Guggenheim Insider Sentiment ETF (NFO)
	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009

Change in Net Assets Resulting from Operations
Net investment income (loss)	$17,464,345	$13,319,131	$417,748	$456,390	$881,657	$245,661
Net realized gain (loss)	24,321,543	(205,671,862)	804,571	(4,471,799)	14,111,313	(9,465,995)
Net change in unrealized appreciation (depreciation)	71,377,800	15,163,162	1,233,049	427,270	(14,080,479)	8,145,607
Net increase (decrease) in net assets resulting from operations	113,163,688	(177,189,569)	2,455,368	(3,588,139)	912,491	(1,074,727)
Distributions to Shareholders
From and in excess of net investment income	(13,030,610)	(15,996,826)	(450,400)	(425,000)	(715,220)	(407,866)
Capital gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—
Total distributions	(13,030,610)	(15,996,826)	(450,400)	(425,000)	(715,220)	(407,866)
Capital Share Transactions
Proceeds from sale of shares	490,241,226	310,343,662	9,499,541	4,148,944	145,400,639	48,820,789
Cost of shares redeemed	(266,902,009)	(222,712,732)	(12,701,272)	(1,801,869)	(111,315,942)	(21,731,297)
Net increase/(decrease) from capital share transactions	223,339,217	87,630,930	(3,201,731)	2,347,075	34,084,697	27,089,492
Total increase (decrease) in net assets	323,472,295	(105,555,465)	(1,196,763)	(1,666,064)	34,281,968	25,606,899
Net Assets
Beginning of period	753,724,361	859,279,826	15,517,649	17,183,713	56,461,678	30,854,779
End of period	$1,077,196,656	$753,724,361	$14,320,886	$15,517,649	$90,743,646	$56,461,678
Accumulated undistributed net investment income (loss) at end of period	$13,378,196	$8,541,843	$217,312	$287,673	$485,145	$61,329
Changes in Shares Outstanding
Shares sold	12,000,000	9,550,000	450,000	200,000	5,450,000	2,300,000
Shares redeemed	(6,900,000)	(7,750,000)	(600,000)	(100,000)	(4,300,000)	(1,050,000)
Shares outstanding, beginning of period	21,800,800	20,000,800	800,000	700,000	2,400,800	1,150,800
Shares outstanding, end of period	26,900,800	21,800,800	650,000	800,000	3,550,800	2,400,800

See notes to financial statements.

122 | Annual Report | August 31, 2010

Guggenheim International Small Cap LDRs ETF (XGC)		Guggenheim Mid-Cap ETF (CZA)		Guggenheim Multi-Asset Income ETF (CVY)
For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009

$114,673	$32,468	$44,030	$37,438	$8,857,677	$3,473,500
1,186,671	(2,667,978)	1,220,730	(1,300,353)	25,931,872	(18,690,407)
(244,869)	1,290,357	(596,653)	574,968	(6,782,260)	18,058,096
1,056,475	(1,345,153)	668,107	(687,947)	28,007,289	2,841,189
(23,100)	(53,100)	(4,000)	(22,028)	(7,581,367)	(2,741,673)
—	—	—	—	—	—
—	—	—	(10,972)	(2,726,879)	(1,272,195)
(23,100)	(53,100)	(4,000)	(33,000)	(10,308,246)	(4,013,868)
10,771,156	1,610,505	11,936,330	2,704,344	411,444,275	116,811,850
(9,768,499)	(2,203,001)	(10,721,763)	(2,616,876)	(270,313,923)	(45,806,821)
1,002,657	(592,496)	1,214,567	87,468	141,130,352	71,005,029
2,036,032	(1,990,749)	1,878,674	(633,479)	158,829,395	69,832,350
4,135,242	6,125,991	4,126,198	4,759,677	121,119,780	51,287,430
$6,171,274	$4,135,242	$6,004,872	$4,126,198	$279,949,175	$121,119,780
$105,098	$13,148	$12,581	$2,605	$185,402	$86,693
550,000	100,000	500,000	150,000	23,350,000	7,900,000
(500,000)	(150,000)	(450,000)	(150,000)	(15,450,000)	(2,950,000)
250,000	300,000	200,000	200,000	7,400,800	2,450,800
300,000	250,000	250,000	200,000	15,300,800	7,400,800

Annual Report | August 31, 2010 | 123

Statement of Changes in Net Assets continued

	Guggenheim Ocean Tomo Growth Index ETF (OTR)		Guggenheim Ocean Tomo Patent ETF (OTP)		Guggenheim Raymond James SB-1 Equity ETF (RYJ)
	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009*

Change in Net Assets Resulting from Operations
Net investment income (loss)	$56,888	$14,803	$218,901	$125,066	$148,096	$131,564
Net realized gain (loss)	307,696	(581,920)	(109,722)	(1,512,304)	10,174,176	(34,420,572)
Net change in unrealized appreciation (depreciation)	(282,752)	166,745	(546,446)	(628,527)	(6,804,612)	(3,411,768)
Net increase (decrease) in net assets resulting from operations	81,832	(400,372)	(437,267)	(2,015,765)	3,517,660	(37,700,776)
Distributions to Shareholders
From and in excess of net investment income	(21,000)	(7,000)	(118,432)	(132,900)	—	—
Capital gains	—	—	(568)	—	—	—
Return of capital	—	—	—	—	—	(114,603)
Total distributions	(21,000)	(7,000)	(119,000)	(132,900)	—	(114,603)
Capital Share Transactions
Proceeds from sale of shares	5,910,977	—	12,298,271	—	53,534,190	6,947,550
Cost of shares redeemed	(3,453,262)	—	(2,138,509)	(1,892,085)	(45,180,943)	(126,594,498)
Net increase/(decrease) from capital share transactions	2,457,715	—	10,159,762	(1,892,085)	8,353,247	(119,646,948)
Total increase (decrease) in net assets	2,518,547	(407,372)	9,603,495	(4,040,750)	11,870,907	(157,462,327)
Net Assets
Beginning of period	2,113,922	2,521,294	6,228,422	10,269,172	39,563,527	197,025,854
End of period	$4,632,469	$2,113,922	$15,831,917	$6,228,422	$51,434,434	$39,563,527
Accumulated undistributed net investment income (loss) at end of period	$47,674	$12,086	$178,880	$87,094	$(2,129)	$22,929
Changes in Shares Outstanding
Shares sold	250,000	—	550,000	—	3,150,000	500,000
Shares redeemed	(150,000)	—	(100,000)	(100,000)	(2,700,000)	(8,850,000)
Shares outstanding, beginning of period	100,000	100,000	300,000	400,000	2,772,822	11,122,822
Shares outstanding, end of period	200,000	100,000	750,000	300,000	3,222,822	2,772,822

*	Results for the period prior to September 4, 2008 are of Claymore/Raymond James SB-1 Equity Fund.

1	Commencement of investment operations - March 9, 2010.

See notes to financial statements.

124 | Annual Report | August 31, 2010

Guggenheim Sector Rotation ETF (XRO)		Guggenheim Spin-Off ETF (CSD)		Wilshire 4500 Completion ETF (WXSP)
For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period Ended August 31, 20101

$78,313	$470,177	$53,885	$206,507	$28,427
4,192,726	(34,523,766)	1,676,135	(7,656,376)	(1,609)
(1,566,086)	1,745,543	(446,963)	3,068,604	(365,388)
2,704,953	(32,308,046)	1,283,057	(4,381,265)	(338,570)
(70,831)	(283,010)	(171,500)	(256,800)	—
—	—	—	—	—
(134,506)	—	—	—	—
(205,337)	(283,010)	(171,500)	(256,800)	—
35,693,281	9,128,779	12,090,058	—	5,010,367
(44,600,449)	(47,801,402)	(7,106,209)	(2,527,991)	—
(8,907,168)	(38,672,623)	4,983,849	(2,527,991)	5,010,367
(6,407,552)	(71,263,679)	6,095,406	(7,166,056)	4,671,797
26,646,786	97,910,465	8,066,098	15,232,154	—
$20,239,234	$26,646,786	$14,161,504	$8,066,098	$4,671,797
$–	$186,561	$12,453	$133,544	$25,826
1,750,000	550,000	600,000	—	200,000
(2,200,000)	(2,650,000)	(350,000)	(200,000)	—
1,450,800	3,550,800	500,000	700,000	—
1,000,800	1,450,800	750,000	500,000	200,000

Annual Report | August 31, 2010 | 125

Statement of Changes in Net Assets continued

Change in Net Assets Resulting from Operations
Net investment income (loss)
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)
Net increase (decrease) in net assets resulting from operations

Distributions to Shareholders
From and in excess of net investment income
Capital gains
Return of capital
Total distributions

Capital Share Transactions
Proceeds from sale of shares
Cost of shares redeemed
Net increase/(decrease) from capital share transactions
Total increase (decrease) in net assets

Net Assets
Beginning of period
End of period
Accumulated undistributed net investment income (loss) at end of period

Changes in Shares Outstanding
Shares sold
Shares redeemed
Shares outstanding, beginning of period
Shares outstanding, end of period

1	Commencement of investment operations - March 9, 2010.

See notes to financial statements.

126 | Annual Report |  August 31, 2010

Wilshire 5000 Total Market ETF (WFVK)	Wilshire Micro-Cap ETF (WMCR)		Wilshire US REIT ETF (WREI)
For the Period Ended August 31, 20101	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period Ended August 31, 20101

$21,740	$59,191	$99,984	$55,644
(620)	548,282	(3,529,601)	61,740
(194,826)	(604,993)	414,969	243,381
(173,706)	2,480	(3,014,648)	360,765
—	(37,620)	(166,042)	(14,957)
—	—	—	(8,743)
—	—	—	—
—	(37,620)	(166,042)	(23,700)
2,500,792	12,200,741	1,217,682	6,451,649
—	(11,414,271)	(3,310,817)	(1,333,464)
2,500,792	786,470	(2,093,135)	5,118,185
2,327,086	751,330	(5,273,825)	5,455,250
—	3,559,727	8,833,552	—
$2,327,086	$4,311,057	$3,559,727	$5,455,250
$21,348	$33,773	$32,129	$24,363
100,000	800,000	100,000	250,000
—	(750,000)	(250,000)	(50,000)
—	250,800	400,800	—
100,000	300,800	250,800	200,000

See notes to financial statements.

Annual Report | August 31, 2010 | 127

Financial Highlights |

EEB | Guggenheim BRIC ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period September 21, 2006** through August 31, 2007

Net asset value, beginning of period	$34.57	$42.96	$40.69	$24.58
Income from investment operations
Net investment income (loss) (a)	0.71	0.79	0.65	0.62
Net realized and unrealized gain (loss) on investments	5.27	(8.15)	1.86	15.54
Total from investment operations	5.98	(7.36)	2.51	16.16
Distributions to shareholders
Net investment income	(0.51)	(1.03)	(0.24)	(0.05)
Net asset value, end of period	$40.04	$34.57	$42.96	$40.69
Market value, end of period	$40.06	$34.55	$42.98	$40.75
Total return *(b)
Net asset value	17.23%	-15.95%	6.06%	65.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,077,197	$753,724	$859,280	$419,092
Ratio of net expenses to average net assets*	0.63%	0.64%	0.60%	0.64	%(c)
Ratio of net investment income (loss) to average net assets*	1.76%	2.76%	1.32%	1.89	%(c)
Portfolio turnover rate (d)	7%	16%	6%	3%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.64%	0.69%	0.61%	0.68	%(c)
Ratio of net investment income (loss) to average net assets	1.75%	2.71%	1.31%	1.85	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

128 | Annual Report | August 31, 2010

Financial Highlights continued

DEF | Guggenheim Defensive Equity ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period December 15, 2006** through August 31, 2007

Net asset value, beginning of period	$19.40	$24.55	$26.34	$25.07
Income from investment operations
Net investment income (a)	0.57	0.57	0.62	0.31
Net realized and unrealized gain (loss)	2.62	(5.22)	(2.00)	0.97
Total from investment operations	3.19	(4.65)	(1.38)	1.28
Distributions to shareholders
From and in excess of net investment income	(0.56)	(0.50)	(0.41)	(0.01)
Net asset value, end of period	$22.03	$19.40	$24.55	$26.34
Market value, end of period	$22.05	$19.38	$24.60	$26.29
Total return* (b)
Net asset value	16.62%	-18.72%	-5.32%	5.09%
Ratios and supplemental data
Net assets, end of period (thousands)	$14,321	$15,518	$17,184	$27,657
Ratio of net expenses to average net assets*	0.65%	0.65%	0.70%	0.79	%(c)
Ratio of net investment income to average net assets*	2.72%	3.18%	2.43%	1.64	%(c)
Portfolio turnover rate (d)	35%	98%	60%	21%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of total expenses to average net assets	1.42%	1.35%	1.24%	1.35	%(c)
Ratio of net investment income to average net assets	1.95%	2.48%	1.89%	1.08	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Annual Report | August 31, 2010 | 129

Financial Highlights continued

NFO | Guggenheim Insider Sentiment ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period September 21, 2006** through August 31, 2007

Net asset value, beginning of period	$23.52	$26.81	$29.48	$25.14
Income from investment operations
Net investment income (a)	0.25	0.22	0.53	0.11
Net realized and unrealized gain (loss)	2.07	(2.93)	(2.92)	4.27
Total from investment operations	2.32	(2.71)	(2.39)	4.38
Distributions to shareholders
From and in excess of net investment income	(0.28)	(0.58)	(0.28)	(0.04)
Net asset value, end of period	$25.56	$23.52	$26.81	$29.48
Market value, end of period	$25.55	$23.50	$26.79	$29.45
Total return* (b)
Net asset value	9.83%	-9.39%	-8.19%	17.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$90,744	$56,462	$30,855	$30,976
Ratio of net expenses to average net assets*	0.65%	0.65%	0.66%	0.76	%(c)
Ratio of net investment income to average net assets*	0.95%	1.08%	1.91%	0.41	%(c)
Portfolio turnover rate (d)	65%	94%	84%	17%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	0.83%	1.14%	1.07%	1.15	%(c)
Ratio of net investment income to average net assets	0.77%	0.59%	1.50%	0.02	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

130 | Annual Report | August 31, 2010

Financial Highlights continued

XGC | Guggenheim International Small Cap LDRs ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009		For the Year Ended August 31, 2008	For the Period April 2, 2007** through August 31, 2007
Net asset value, beginning of period	$16.54	$20.42		$25.01	$25.02

Income from investment operations
Net investment income (loss) (a)	0.36	0.12		0.12	(0.01)
Net realized and unrealized gain (loss)	3.75	(3.82)		(4.52)	—
Total from investment operations	4.11	(3.70)		(4.40)	(0.01)

Distributions to shareholders
Net investment income	(0.08)	(0.18)		(0.19)	—
Net asset value, end of period	$20.57	$16.54		$20.42	$25.01
Market value, end of period	$20.40	$16.51		$20.62	$25.02

Total return* (b)
Net asset value	24.84%	-17.87%		-17.73%	-0.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,171	$4,135		$6,126	$5,001
Ratio of net expenses to average net assets*	0.45%	0.63	%(e)	1.04%	1.77	%(c)
Ratio of net investment income (loss) to average net assets*	1.88%	0.85%		0.54%	-0.06	%(c)
Portfolio turnover rate (d)	41%	97%		25%	2%

*	If certain expenses had not been waived or reimbursed by the Adviser,
	total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	N/A	2.87%	2.86%	7.01	% (c)
	Ratio of net investment income (loss) to average net assets	N/A	-1.39%	-1.28%	-5.30	% (c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Effective July 27, 2009, the investment strategy of the Fund changed and the 0.60% expense cap was replaced with a 0.45% unitary investment advisory fee.

See notes to financial statements.

Annual Report | August 31, 2010 | 131

Financial Highlights continued

CZA | Guggenheim Mid-Cap Core ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period April 2, 2007** through August 31, 2007
Net asset value, beginning of period	$20.63	$23.80	$25.50	$25.09

Income from investment operations
Net investment income (loss) (a)	0.20	0.20	0.06	(0.02)
Net realized and unrealized gain (loss)	3.21	(3.20)	(1.66)	0.43
Total from investment operations	3.41	(3.00)	(1.60)	0.41

Distributions to shareholders
From and in excess of net investment income	(0.02)	(0.11)	(0.10)	—
Return of capital	—	(0.06)	—	—
Total distributions	(0.02)	(0.17)	(0.10)	—
Net asset value, end of period	$24.02	$20.63	$23.80	$25.50
Market value, end of period	$24.07	$20.64	$23.99	$25.59

Total return* (b)
Net asset value	16.53%	-12.44%	-6.32%	1.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,005	$4,126	$4,760	$5,100
Ratio of net expenses to average net assets*	0.65%	0.65%	1.12%	1.81	%(c)
Ratio of net investment income (loss) to average net assets*	0.85%	1.13%	0.24%	-0.21	%(c)
Portfolio turnover rate (d)	74%	205%	136%	17%

*	If certain expenses had not been waived or reimbursed by the Adviser,
	total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	3.34%	3.88%	3.30%	7.13	% (c)
	Ratio of net investment income (loss) to average net assets	-1.84%	-2.10%	-1.94%	-5.53	% (c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

132 | Annual Report | August 31, 2010

Financial Highlights continued

CVY | Guggenheim Multi-Asset Income ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period September 21, 2006** through August 31, 2007
Net asset value, beginning of period	$16.37	$20.93	$26.14	$24.96

Income from investment operations
Net investment income (loss) (a)	0.78	0.91	1.36	1.06
Net realized and unrealized gain (loss) on investments	2.08	(4.26)	(5.18)	1.12
Total from investment operations	2.86	(3.35)	(3.82)	2.18

Distributions to shareholders
Net investment income	(0.69)	(0.83)	(1.07)	(0.88)
Return of capital	(0.24)	(0.38)	(0.32)	(0.12)
Total distributions	(0.93)	(1.21)	(1.39)	(1.00)
Net asset value, end of period	$18.30	$16.37	$20.93	$26.14
Market value, end of period	$18.31	$16.37	$20.94	$26.10

Total return *(b)
Net asset value	17.82%	-14.63%	-14.92%	8.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$279,949	$121,120	$51,287	$94,111
Ratio of net expenses to average net assets* (e)	0.65%	0.65%	0.65%	0.70	%(c)
Ratio of net investment income (loss) to average net assets*	4.36%	6.54%	5.81%	4.17	%(c)
Portfolio turnover rate (d)	97%	133%	195%	21%
*	If certain expenses had not been waived or reimbursed by the Adviser,
	total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets (e)	0.79%	0.93%	0.89%	0.90	%(c)
	Ratio of net investment income (loss) to average net assets	4.22%	6.26%	5.57%	3.97	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.19%, 0.17%, 0.13%,0.15% for the years ended August 31, 2010, August 31, 2009 and August 31, 2008 and the period September 21, 2006 through August 31, 2007, respectively.

See notes to financial statements.

Annual Report | August 31, 2010 | 133

Financial Highlights continued

OTR | Guggenheim Ocean Tomo Growth Index ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period April 2, 2007** through August 31, 2007

Net asset value, beginning of period	$21.14	$25.21	$27.44	$25.14

Income from investment operations
Net investment income (loss) (a)	0.29	0.15	(0.12)	(0.05)
Net realized and unrealized gain (loss)	1.87	(4.15)	(1.94)	2.35
Total from investment operations	2.16	(4.00)	(2.06)	2.30

Distributions to shareholders
From and in excess of net investment income	(0.14)	(0.07)	(0.17)	—
Net asset value, end of period	$23.16	$21.14	$25.21	$27.44
Market value, end of period	$23.46	$21.00	$25.65	$27.45

Total return* (b)
Net asset value	10.19%	-15.78%	-7.58%	9.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,632	$2,114	$2,521	$2,744
Ratio of net expenses to average net assets*	0.65%	0.65%	1.53%	2.03	%(c)
Ratio of net investment income (loss) to average net assets*	1.22%	0.82%	-0.46%	-0.46	%(c)
Portfolio turnover rate (d)	7%	62%	24%	1%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	3.03%	5.30%	5.49%	8.48	%(c)
	Ratio of net investment income (loss) to average net assets	-1.16%	-3.83%	-4.42%	-6.91	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

134 | Annual Report | August 31, 2010

Financial Highlights continued

OTP | Guggenheim Ocean Tomo Patent ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010		For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period December 15, 2006** through August 31, 2007

Net asset value, beginning of period	$20.76		$25.67	$27.92	$25.27

Income from investment operations
Net investment income (loss) (a)	0.36		0.40	0.34	0.17
Net realized and unrealized gain (loss) on investments	0.16		(4.87)	(1.99)	2.48
Total from investment operations	0.52		(4.47)	(1.65)	2.65

Distributions to shareholders
From and in excess of net investment income	(0.17)		(0.44)	(0.60)	(0.00	)(e)
Capital gains	(0.00	)(e)	—	—	—
Total distributions	(0.17)		(0.44)	(0.60)	(0.00)
Net asset value, end of period	$21.11		$20.76	$25.67	$27.92
Market value, end of period	$21.18		$20.74	$25.84	$27.66

Total return* (b)
Net asset value	2.44%		-17.12%	-6.11%	10.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,832		$6,228	$10,269	$8,377
Ratio of net expenses to average net assets*	0.65%		0.65%	0.75%	0.91	%(c)
Ratio of net investment income (loss) to average net assets*	1.63%		2.13%	1.25%	0.90	%(c)
Portfolio turnover rate (d)	14%		33%	18%	4%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	1.61%	2.38%	1.86%	1.97	%(c)
	Ratio of net investment income (loss) to average net assets	0.67%	0.40%	0.14%	-0.16	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Amount is less than $0.01.

See notes to financial statements.

Annual Report | August 31, 2010 | 135

Financial Highlights continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF

Per share operating performance for a share outstanding throughout each period	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009 (a)		For the Year Ended August 31, 2008 (a)		For the Year Ended August 31, 2007 (a)	For the Period May 19, 2006 through August 31, 2006 (a)

Net asset value, beginning of period	$14.27	$17.71		$21.67		$19.15	$19.10	(b)

Income from investment operations
Net investment income (loss) (c)	0.05	0.03		(0.02)		(0.05)	(0.00	)(d)
Net realized and unrealized gain (loss) on investments	1.64	(3.44)		(2.10)		2.68	0.09
Total from investment operations	1.69	(3.41)		(2.12)		2.63	0.09
Common shares’ offering expenses charged to paid-in-capital	—	—		—		—	(0.04)

Distributions to common shareholders
From and in excess of net realized gain	—	—		(1.70	)(i)	(0.11)	—
Return of capital	—	(0.03)		(0.14	)(i)	—	—
Total distributions	—	(0.03)		(1.84)		(0.11)	—
Net asset value, end of period	$15.96	$14.27		$17.71		$21.67	$19.15
Market value, end of period	$15.95	$14.26		$17.62		$19.27	$17.50

Total return (e)
Net asset value	11.84%	-19.17%		-10.54%		13.78%	0.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,434	$39,564		$197,026		$240,998	$212,982
Ratio of net expenses to average net assets	0.72%	0.76	%(h)	1.25%		1.09%	1.12	%(f)
Ratio of net investment income to average net assets	0.29%	0.28%		(0.13)%		(0.06)%	(0.06	)%(f)
Portfolio turnover rate (g)	48%	195%		142%		166%	41%

(a)	Results for periods prior to September 4, 2008 are of Claymore/Raymond James SB-1 Equity Fund, which commenced on May 19, 2006.

(b)	Before deduction of offering expenses charged to capital.

(c)	Based on average shares outstanding during the period.

(d)	Amount is less than $0.01.

(e)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. Prior to September 4, 2008, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of Claymore/Raymond James SB-1 Equity Fund. A return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(h)
The annualized expense ratio is capped at 0.75% from the date of the reorganization. This ratio includes expenses for the Claymore/Raymond James SB-1 Equity Fund for the period prior to the reorganization.

(i)
Subsequent to August 31, 2008, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2008 financial reporting period. This resulted in a $0.05 reclassification between distributions paid to common shareholders from and in excess of net realized gain and distributions paid to common shareholders from return of capital.

See notes to financial statements.

136 | Annual Report | August 31, 2010

Financial Highlights continued

XRO | Guggenheim Sector Rotation ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008		For the Period September 21, 2006** through August 31, 2007

Net asset value, beginning of period	$18.37	$27.57	$29.54		$24.98

Income from investment operations
Net investment income (loss) (a)	0.07	0.23	0.18		0.17
Net realized and unrealized gain (loss) on investments	1.95	(9.29)	(1.96)		4.43
Total from investment operations	2.02	(9.06)	(1.78)		4.60

Distributions to shareholders
Net investment income	(0.05)	(0.14)	(0.14	)(e)	(0.04)
Return of capital	(0.12)	—	(0.05	)(e)	—
Total distributions	(0.17)	(0.14)	(0.19)		(0.04)
Net asset value, end of period	$20.22	$18.37	$27.57		$29.54
Market value, end of period	$20.23	$18.35	$27.55		$29.61

Total return *(b)
Net asset value	10.97%	-32.80%	-6.13%		18.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,239	$26,647	$97,910		$65,010
Ratio of net expenses to average net assets*	0.65%	0.65%	0.65%		0.72	%(c)
Ratio of net investment income (loss) to average net assets*	0.34%	1.30%	0.60%		0.64	%(c)
Portfolio turnover rate (d)	83%	268%	167%		47%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	1.17%	0.96%	0.80%	0.97	%(c)
	Ratio of net investment income (loss) to average net assets	-0.18%	0.99%	0.45%	0.39	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Subsequent to August 31, 2008, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2008 financial reporting period. This resulted in a $0.05 reclassification between distributions paid to shareholders from net investment income and distributions paid to shareholders from return of capital.

See notes to financial statements.

Annual Report | August 31, 2010 | 137

Financial Highlights continued

CSD | Guggenheim Spin-Off ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period December 15, 2006** through August 31, 2007

Net asset value, beginning of period	$16.13	$21.76	$29.02	$25.18

Income from investment operations
Net investment income (loss) (a)	0.08	0.38	0.34	0.04
Net realized and unrealized gain (loss)	3.01	(5.58)	(7.42)	3.80
Total from investment operations	3.09	(5.20)	(7.08)	3.84

Distributions to shareholders
From and in excess of net investment income	(0.34)	(0.43)	(0.18)	—
Net asset value, end of period	$18.88	$16.13	$21.76	$29.02
Market value, end of period	$18.97	$16.09	$21.79	$28.97

Total return* (b)
Net asset value	19.20%	-23.14%	-24.50%	15.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,162	$8,066	$15,232	$50,793
Ratio of net expenses to average net assets *	0.65%	0.65%	0.69%	0.75	%(c)
Ratio of net investment income to average net assets *	0.40%	2.83%	1.34%	0.17	%(c)
Portfolio turnover rate (d)	46%	89%	62%	23%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	1.57%	1.90%	1.08%	1.11	%(c)
	Ratio of net investment income (loss) to average net assets	-0.52%	1.58%	0.95%	-0.19	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

138 | Annual Report | August 31, 2010

Financial Highlights continued

WXSP | Wilshire 4500 Completion ETF

Per share operating performance for a share outstanding throughout the period	For the Period March 9, 2010* through August 31, 2010

Net asset value, beginning of period	$25.05

Income from investment operations
Net investment income (loss) (a)	0.14
Net realized and unrealized gain (loss)	(1.83)
Total from investment operations	(1.69)

Net asset value, end of period	$23.36
Market value, end of period	$23.44

Total return* (b)
Net asset value	-6.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,672
Ratio of net expenses to average net assets*	0.18	%(c)
Ratio of net investment income to average net assets*	1.18	%(c)
Portfolio turnover rate (d)	6%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Annual Report | August 31, 2010 | 139

Financial Highlights continued

WFVK | Wilshire 5000 Total Market ETF

Per share operating performance for a share outstanding throughout the period	For the Period March 9, 2010* through August 31, 2010

Net asset value, beginning of period	$25.01

Income from investment operations
Net investment income (a)	0.22
Net realized and unrealized gain (loss) on investments	(1.96)
Total from investment operations	(1.74)
Net asset value, end of period	$23.27
Market value, end of period	$23.37

Total return (b)
Net asset value	-6.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,327
Ratio of net expenses to average net assets	0.12	%(c)
Ratio of net investment income to average net assets	1.82	%(c)
Portfolio turnover rate (d)	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

140 | Annual Report | August 31, 2010

Financial Highlights continued

WMCR | Wilshire Micro-Cap ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2010		For the Year Ended August 31, 2009		For the Year Ended August 31, 2008		For the Period September 21, 2006** through August 31, 2007
Net asset value, beginning of period	$14.19		$22.04		$26.25		$25.15

Income from investment operations
Net investment income (a)	0.25		0.35		0.57		0.22
Net realized and unrealized gain (loss)	0.04		(7.65)		(4.34)		0.95
Total from investment operations	0.29		(7.30)		(3.77)		1.17
Distributions to shareholders
From and in excess of net investment income	(0.15)		(0.55)		(0.44)		(0.07)
Net asset value, end of period	$14.33		$14.19		$22.04		$26.25
Market value, end of period	$14.38		$14.11		$22.02		$26.18

Total return* (b)
Net asset value	1.97%		-32.91%		-14.44%		4.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,311		$3,560		$8,834		$18,394
Ratio of net expenses to average net assets*	0.64	%(c)	0.65	%(d)	0.67	%(d)	0.84	%(d)(e)
Ratio of net investment income to average net assets*	1.61	%(c)	2.54	%(d)	2.44	%(d)	0.83	%(d)(e)
Portfolio turnover rate (f)	191%		194%		180%		61%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of total expenses to average net assets	4.06	%(c)	3.47%		1.75%		1.51	%(e)
Ratio of net investment income (loss) to average net assets	-1.81	%(c)	-0.28%		1.36%		0.16	%(e)

**	Commencement of investment operations

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	The 0.60% expense cap ratio was replaced with a 0.50% unitary investment advisory fee on August 20, 2010.

(d)	Reflects an expense cap of 0.60%

(e)	Annualized.

(f)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Annual Report | August 31, 2010 | 141

Financial Highlights continued

WREI | Wilshire US REIT ETF

Per share operating performance for a share outstanding throughout the period	For the Period March 9, 2010** through August 31, 2010
Net asset value, beginning of period	$25.28

Income from investment operations
Net investment income (loss) (a)	0.45
Net realized and unrealized gain (loss) on investments	1.71
Total from investment operations	2.16

Distributions to shareholders
Net investment income	(0.09)
Capital gains	(0.07)
Total distributions	(0.16)
Net asset value, end of period	$27.28
Market value, end of period	$27.17
Total return (b)
Net asset value	8.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,455
Ratio of net expenses to average net assets	0.32	%(c)
Ratio of net investment income (loss) to average net assets	3.53	%(c)
Portfolio turnover rate (d)	5%

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

142 | Annual Report | August 31, 2010

Notes to Financial Statements | August 31, 2010

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is organized as an open-end, management investment company that was organized as a Delaware business trust on May 24, 2006. At the end of the period, the Trust consisted of 26 Funds (each a “Fund” or collectively the “Funds”).

Subsequent to the fiscal year ended August 31, 2010, Claymore Securities, Inc. changed its name to Guggenheim Funds Distributors, Inc. Also, Claymore Advisors, LLC changed its name to Guggenheim Funds Investment Advisors, LLC.

Subsequent to August 31, 2010, name changes occurred for the following Funds:

Name as of August 31, 2010	New Name as of September 24, 2010
Claymore/Beacon Spin-Off ETF	Guggenheim Spin-Off ETF
Claymore/BNY Mellon BRIC ETF	Guggenheim BRIC ETF
Claymore/BNY Mellon International Small Cap LDRs ETF	Guggenheim International Small Cap LDRs ETF
Claymore/Ocean Tomo Growth Index ETF	Guggenheim Ocean Tomo Growth Index ETF
Claymore/Ocean Tomo Patent ETF	Guggenheim Ocean Tomo Patent ETF
Claymore/Raymond James SB-1 Equity ETF	Guggenheim Raymond James SB-1 Equity ETF
Claymore/Sabrient Defensive Equity Index ETF	Guggenheim Defensive Equity ETF
Claymore/Sabrient Insider ETF	Guggenheim Insider Sentiment ETF
Claymore/Zacks Mid-Cap Core ETF	Guggenheim Mid-Cap Core ETF
Claymore/Zacks Multi-Asset Income Index ETF	Guggenheim Multi-Asset Income ETF
Claymore/Zacks Sector Rotation ETF	Guggenheim Sector Rotation ETF

The following 15 portfolios have an annual reporting period ended on August 31, 2010:

Guggenheim BRIC ETF
Guggenheim Defensive Equity ETF
Guggenheim Insider Sentiment ETF
Guggenheim International Small Cap LDRs ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Ocean Tomo Growth Index ETF
Guggenheim Ocean Tomo Patent ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim Sector Rotation ETF
Guggenheim Spin-Off ETF
Wilshire 4500 Completion ETF
Wilshire 5000 Total Market ETF
Wilshire Micro-Cap ETF formerly Claymore/Sabrient Stealth ETF
Wilshire US REIT ETF

Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

Fund	Index
Guggenheim BRIC ETF	The BNY Mellon BRIC Select ADR Index
Guggenheim Defensive Equity ETF	Sabrient Defensive Equity Index
Guggenheim Insider Sentiment ETF	Sabrient Insider Sentiment Index
Guggenheim International Small Cap LDRs ETF	The BNY Mellon Small Cap Select ADR Index
Guggenheim Mid-Cap Core ETF	Zacks Mid-Cap Core Index
Guggenheim Multi-Asset Income ETF	Zacks Multi-Asset Income Index
Guggenheim Ocean Tomo Growth Index ETF	Ocean Tomo 300® Patent Growth Index
Guggenheim Ocean Tomo Patent ETF	Ocean Tomo 300® Patent Index
Guggenheim Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity Index
Guggenheim Sector Rotation ETF	Zacks Sector Rotation Index
Guggenheim Spin-Off ETF	Beacon Spin-Off Index
Wilshire 4500 Completion ETF	Wilshire 4500 Completion IndexSM
Wilshire 5000 Total Market ETF	Wilshire 5000 Total Market IndexSM
Wilshire Micro-Cap ETF	Wilshire US Micro-Cap IndexSM
Wilshire US REIT ETF	Wilshire US Real Estate Investment Trust IndexSM

Effective August 20, 2010, Claymore/Sabrient Stealth ETF (the “Sabrient Stealth”) changed its name to the Wilshire Micro-Cap ETF. At that time, Sabrient Stealth changed its policy of seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Stealth Index. Instead Wilshire Micro-Cap now seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Micro-Cap IndexSM.

Note 2 –Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“ASC”) as the single source of authoritative accounting principles reorganized by the FASB in preparation of financial statements in conformity with GAAP. The ASC superseded existing non-grandfathered, non-U.S. Securities and Exchange Commission (“SEC”) accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance with the ASC carried an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The implementation of ASC did not have a material effect on the Funds’financial statements.

The following is a summary of the significant accounting policies followed by the Funds:

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Events occurring after the close of trading on non-United States exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Debt securities are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Such “fair value” is the amount that the Fund might reasonably expect to receive for the secu-

Annual Report | August 31, 2010 | 143

Notes to Financial Statements continued

rity (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Funds did not have any Level 3 securities during the year ended August 31, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Guggenheim BRIC ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$699,913	$—	$—	$699,913
Preferred Stocks	371,881	—	—	371,881
Money Market Fund	84,536	—	—	84,536
U.S. Government and Agency Securities	—	2,254	—	2,254
Total	$1,156,330	$2,254	$—	$1,158,584

Guggenheim International Small Cap LDRs ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$6,159	$—	$—	$6,159
Money Market Fund	1,419	—	—	1,419
U.S. Government and Agency Securities	—	9	—	9
Total	$7,578	$9	$—	$7,587

Guggenheim Ocean Tomo Patent ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$15,750	$—	$—	$15,750
Exchange Traded Funds	36	—	—	36
Money Market Fund	127	—	—	127
U.S. Government and Agency Securities	—	20	—	20
Total	$15,913	$20	$—	$15,933

Guggenheim Sector Rotation ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$20,226	$—	$—	$20,226
Money Market Fund	127	—	—	127
U.S. Government and Agency Securities	—	347	—	347
Total	$20,353	$347	$—	$20,700

Wilshire 5000 Total Market ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$2,316	$—	$—	$2,316
Tracking Stocks	3	—	—	3
Money Market Fund	10	—	—	10
U.S. Government and Agency Securities	—	2	—	2
Total	$2,329	$2	$—	$2,331

Wilshire Micro-Cap ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Consumer Discretionary	$479	$—	$—	$479
Consumer Staples	86	—	—	86
Energy	317	22	—	339
Financials	1,085	—	—	1,085
Health Care	827	—	—	827
Industrials	518	—	—	518
Information Technology	817	—	—	817
Materials	81	—	—	81
Telecommunications	61	—	—	61
Utilities	40	—	—	40
Money Market Fund	272	—	—	272
Total	$4,583	$22	$—	$4,605

Wilshire Micro-Cap ETF had transfers from Level 1 to Level 2 of: $22 as a result of the shares of China North Petroleum Holdings Ltd. not trading on a principal exchange on August 31, 2010.

All securities held by Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Ocean Tomo Growth Index ETF, Guggenheim Raymond James SB-1 Equity ETF, Guggenheim Spin-Off ETF, Wilshire 4500 Completion ETF, and Wilshire US REIT ETF during the year ended August 31, 2010 were valued using quoted prices in active markets (Level 1).

144 | Annual Report | August 31, 2010

Notes to Financial Statements continued

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions, except for Guggenheim Multi-Asset Income ETF and Wilshire US REIT ETF which will pay a quarterly distribution. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(d) Security Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Guggenheim Funds Investment Advisors, LLC (the “Adviser”), the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BRIC ETF	0.50%
Guggenheim Defensive Equity ETF	0.50%
Guggenheim Insider Sentiment ETF	0.50%
Guggenheim Mid-Cap Core ETF	0.50%
Guggenheim Multi-Asset Income ETF	0.50%
Guggenheim Ocean Tomo Growth Index ETF	0.50%
Guggenheim Ocean Tomo Patent ETF	0.50%
Guggenheim Sector Rotation ETF	0.50%
Guggenheim Spin-Off ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim International Small Cap LDRs ETF	0.45%
Guggenheim Raymond James SB-1 Equity ETF	0.75%
Wilshire 4500 Completion ETF	0.18%
Wilshire 5000 Total Market ETF	0.12%
Wilshire Micro-Cap ETF	0.50%*
Wilshire US REIT ETF	0.32%

*	Effective August 20, 2010, Wilshire Micro-Cap ETF began charging a 0.50% unitary management fee. Prior to August 20, 2010, Wilshire Micro-Cap ETF employed an expense cap of 0.65%.

On October 15, 2009, Guggenheim Partners LLC, (“Guggenheim Partners”), a global diversified financial services firm, and Guggenheim Funds Services Group, Inc. (formerly Claymore Group Inc.), parent of each Fund’s Adviser, announced the completion of a previously announced merger. The closing of the transaction took place on October 14, 2009, whereby GuggClay Acquisition, Inc. merged into Guggenheim Funds Services Group, Inc., the surviving entity. This transaction resulted in a change-of-control whereby Guggenheim Funds Services Group, Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim Partners. The transaction did not affect the daily operations of the Funds or the investment management activities of the Adviser.

Under the 1940 Act, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Adviser (the “Interim Advisory Agreement”) with an initial expiration date of March 13, 2010.

With respect to Guggenheim Raymond James SB-1 Equity ETF, the term of the Interim Advisory Agreement was extended until the earlier of (a) April 27, 2010 or (b) the approval of a new investment advisory agreement by the shareholders of the Fund. The terms and conditions of the Interim Advisory Agreement continued in effect without change, except that the Adviser did not receive any compensation or reimbursement of its costs for services provided to the Fund under the Interim Advisory Agreement during this extension period. On March 26, 2010, shareholders approved the New Advisory Agreement on behalf of the Fund. The Adviser waived its fees during the period from March 13, 2010, to March 26, 2010. The fees waived are shown on the Statement of Operations.

Out of the unitary management fee, the Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration agreement, the Adviser provides Fund Administration services to the Funds. The Advisor receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund. Due to their unitary fee structure Guggenheim International Small Cap LDRs ETF, Guggenheim Raymond James SB-1

Annual Report | August 31, 2010 | 145

Notes to Financial Statements continued

Equity ETF, Wilshire 4500 Completion ETF, Wilshire 5000 Total Return ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF do not charge a separate Fund Administration fee:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the year ended August 31, 2010, the below listed Funds recognized Fund Administration expenses and waived Fund Administration expenses as follows:

	Fund Administration Expense	Fund Administration Expense Waived
Guggenheim BRIC ETF	$187,380	$—
Guggenheim Defensive Equity ETF	4,219	4,219
Guggenheim Insider Sentiment ETF	25,505	—
Guggenheim Mid-Cap Core ETF	1,432	1,432
Guggenheim Multi-Asset Income ETF	54,511	—
Guggenheim Ocean Tomo Growth Index ETF	1,279	1,279
Guggenheim Ocean Tomo Patent ETF	3,697	3,697
Guggenheim Sector Rotation ETF	6,304	4,019
Guggenheim Spin-Off ETF	3,514	3,514
Wilshire Micro-Cap ETF	964	964

The Bank of New York Mellon (“BNY”) acts as the Funds’ custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

Guggenheim Partners Asset Management, LLC (“GPAM”) acts as the sub-adviser for Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, and Wilshire US REIT ETF. In this capacity, GPAM directs the purchases and sales of each Fund’s investment securities.

The Funds’ Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including Guggenheim International Small Cap LDRs ETF, Guggenheim Raymond James SB-1 Equity ETF, Wilshire 4500 Completion ETF, Wilshire 5000 Total Return ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding 0.60% of average net assets per year, at least until December 31, 2013. The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to each Fund’s commencement of operations (listed in the table below), the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the year ended August 31, 2010, the Adviser waived fees and assumed the following fees and expenses:

	Advisory Fees Waived	Expenses Assumed	Potentially Recoverable Expenses 2011
Guggenheim BRIC ETF	$55,493	$—	$353,801
Guggenheim Defensive Equity ETF	76,716	41,565	340,143
Guggenheim Insider ETF	167,037	—	397,862
Guggenheim Mid-Cap Core ETF	26,045	113,997	354,053
Guggenheim Multi-Asset Income ETF	286,741	—	586,329
Guggenheim Ocean Tomo Growth Index ETF	23,264	87,706	299,637
Guggenheim Ocean Tomo Patent ETF	67,218	62,095	343,101
Guggenheim Sector Rotation ETF	114,611	4,019	393,063
Guggenheim Spin-Off ETF	63,896	54,168	330,470
Wilshire Micro-Cap ETF	17,522	107,995	—

Certain officers and/or trustees of the Trust are officers and/or directors of the Adviser. The Trust does not compensate its officers and/or trustees who are officers or directors of the Adviser.

Licensing Fee Agreements:
The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BRIC ETF	The BNY Mellon
Guggenheim Defensive Equity ETF	Sabrient Systems, LLC
Guggenheim Insider Sentiment ETF	Sabrient Systems, LLC
Guggenheim International Small Cap LDRs ETF	The BNY Mellon
Guggenheim Mid-Cap Core ETF	Zacks Investment Research, Inc.
Guggenheim Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim Ocean Tomo Growth Index ETF	Ocean Tomo Capital, LLC
Guggenheim Ocean Tomo Patent ETF	Ocean Tomo Capital, LLC
Guggenheim Raymond James SB-1 Equity ETF	Raymond James & Associates, Inc.
Guggenheim Sector Rotation ETF	Zacks Investment Research, Inc.
Guggenheim Spin-Off ETF	Beacon Indexes LLC
Wilshire 4500 Completion ETF	Wilshire Associates, Inc.
Wilshire 5000 Total Return ETF	Wilshire Associates, Inc.
Wilshire Micro-Cap ETF	Wilshire Associates, Inc.
Wilshire US REIT ETF	Wilshire Associates, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary fee.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At August 31, 2010, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BRIC ETF	$1,290,074,578	$59,620,934	$(191,111,364)	$(131,490,430)
Guggenheim Defensive Equity ETF	14,520,042	1,105,300	(585,199)	520,101
Guggenheim Insider Sentiment ETF	99,320,604	3,187,738	(9,982,445)	(6,794,707)
Guggenheim International Small Cap LDRs ETF	7,753,399	381,887	(548,478)	(166,591)
Guggenheim Mid-Cap Core ETF	6,223,981	204,291	(253,810)	(49,519)
Guggenheim Multi-Asset Income ETF	294,040,543	11,234,167	(5,378,853)	5,855,314
Guggenheim Ocean Tomo Growth Index ETF	4,989,759	180,767	(482,761)	(301,994)
Guggenheim Ocean Tomo Patent ETF	17,707,663	622,901	(2,398,052)	(1,775,151)
Guggenheim Raymond James SB-1 Equity ETF	56,130,629	2,540,796	(6,428,374)	(3,887,578)
Guggenheim Sector Rotation ETF	19,644,282	1,840,408	(784,714)	1,055,694
Guggenheim Spin-Off ETF	14,549,593	739,880	(1,005,240)	(265,360)
Wilshire 4500 Completion ETF	5,124,626	206,260	(570,072)	(363,812)
Wilshire 5000 Total Return ETF	2,525,559	57,257	(251,884)	(194,627)
Wilshire Micro-Cap ETF	4,734,908	68,626	(198,813)	(130,187)
Wilshire US REIT ETF	5,190,062	306,119	(56,600)	249,519

146 | Annual Report | August 31, 2010

Notes to Financial Statements continued

Tax components of the following balances as of August 31, 2010, were as follows:

	Undistributed Ordinary Income/ (Accumulated Ordinary Loss)	Undistributed Long-Term Gains/ (Accumulated Capital & Other Loss)
Guggenheim BRIC ETF	$16,108,726	$(148,021,986)
Guggenheim Defensive Equity ETF	152,306	(8,036,264)
Guggenheim Insider Sentiment ETF	472,435	(16,989,504)
Guggenheim International Small Cap LDRs ETF	132,199	(2,922,365)
Guggenheim Mid-Cap Core ETF	10,035	(2,420,349)
Guggenheim Multi-Asset Income ETF	—	(52,614,483)
Guggenheim Ocean Tomo Growth Index ETF	47,674	(705,110)
Guggenheim Ocean Tomo Patent ETF	178,880	(1,214,059)
Guggenheim Raymond James SB-1 Equity ETF	—	(59,232,147)
Guggenheim Sector Rotation ETF	—	(56,518,592)
Guggenheim Spin-Off ETF	12,831	(13,179,915)
Wilshire 4500 Completion ETF	25,826	(584)
Wilshire 5000 Total Return ETF	21,348	(427)
Wilshire Micro-Cap ETF	33,773	(11,560,256)
Wilshire US REIT ETF	24,363	—

Distributions to Shareholders:
The tax character of distributions paid during the period ended August 31, 2010 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Return of Capital	Distributions paid from Capital Gains
Guggenheim BRIC ETF	$13,030,610	$—	$—
Guggenheim Defensive Equity ETF	450,400	—	—
Guggenheim Insider Sentiment ETF	715,220	—	—
Guggenheim International Small Cap LDRs ETF	23,100	—	—
Guggenheim Mid-Cap Core ETF	4,000	—	—
Guggenheim Multi-Asset Income ETF	7,581,367	2,726,879	—
Guggenheim Ocean Tomo Growth Index ETF	21,000	—	—
Guggenheim Ocean Tomo Patent ETF	118,432	—	568
Guggenheim Raymond James SB-1 Equity ETF	—	—	—
Guggenheim Sector Rotation ETF	70,831	134,506	—
Guggenheim Spin-Off ETF	171,500	—	—
Wilshire 4500 Completion ETF	—	—	—
Wilshire 5000 Total Return ETF	—	—	—
Wilshire Micro-Cap ETF	37,620	—	—
Wilshire US REIT ETF	14,957	—	8,743

The tax character of distributions paid during the period ended August 31, 2009 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Return of Capital
Guggenheim BRIC ETF	$15,996,826	$—
Guggenheim Defensive Equity ETF	425,000	—
Guggenheim Insider Sentiment ETF	407,866	—
Guggenheim International Small Cap LDRs ETF	53,100	—
Guggenheim Mid-Cap Core ETF	22,028	10,972
Guggenheim Multi-Asset Income ETF	2,741,673	1,272,195
Guggenheim Ocean Tomo Growth Index ETF	7,000	—
Guggenheim Ocean Tomo Patent ETF	132,900	—
Guggenheim Raymond James SB-1 Equity ETF	—	114,603
Guggenheim Sector Rotation ETF	283,010	—
Guggenheim Spin-Off ETF	256,800	—
Wilshire Micro-Cap ETF	166,042	—

At August 31, 2010 the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the inherent differences between book and tax treatment of investment in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, return of capital, and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Guggenheim BRIC ETF	$402,618	$(51,601,579)	$51,198,961
Guggenheim Defensive Equity ETF	(37,709)	(1,648,622)	1,686,331
Guggenheim Insider Sentiment ETF	257,379	(16,376,213)	16,118,834
Guggenheim International Small Cap LDRs ETF	377	(1,254,752)	1,254,375
Guggenheim Mid-Cap Core ETF	(30,054)	(1,421,272)	1,451,326
Guggenheim Multi-Asset Income ETF	(1,177,601)	(29,108,395)	30,285,996
Guggenheim Ocean Tomo Growth Index ETF	(300)	(416,475)	416,775
Guggenheim Ocean Tomo Patent ETF	(8,683)	(215,798)	224,481
Guggenheim Raymond James SB-1 Equity ETF	(173,154)	(12,614,888)	12,788,042
Guggenheim Sector Rotation ETF	(194,043)	(6,513,048)	6,707,091
Guggenheim Spin-Off ETF	(3,476)	(1,909,701)	1,913,177
Wilshire 4500 Completion ETF	(2,601)	2,601	—
Wilshire 5000 Total Return ETF	(392)	392	—
Wilshire Micro-Cap ETF	(19,927)	(1,273,696)	1,293,623
Wilshire US REIT ETF	(7,581)	(55,602)	63,183

Annual Report | August 31, 2010 | 147

Notes to Financial Statements continued

At August 31, 2010, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Expiring in 2015	Capital Loss Expiring in 2016	Capital Loss Expiring in 2017	Capital Loss Expiring in 2018	Total
Guggenheim BRIC ETF	$—	$582,151	$26,015,805	$110,401,833	$136,999,789
Guggenheim Defensive Equity ETF	—	239,904	2,336,530	4,602,868	7,179,302
Guggenheim Insider Sentiment ETF	28,269	1,378,798	5,706,532	7,692,501	14,806,100
Guggenheim International Small Cap LDRs ETF	—	35,516	672,056	2,148,932	2,856,504
Guggenheim Mid-Cap Core ETF	—	121,302	1,079,147	1,005,926	2,206,375
Guggenheim Multi-Asset Income ETF	—	7,675,096	13,909,834	28,676,672	50,261,602
Guggenheim Ocean Tomo Growth Index ETF	—	14,284	11,895	562,960	589,139
Guggenheim Ocean Tomo Patent ETF	—	—	—	893,968	893,968
Guggenheim Raymond James SB-1 Equity ETF	—	—	33,491,603	22,643,822	56,135,425
Guggenheim Sector Rotation ETF	86,545	3,469,117	35,883,155	14,956,605	54,395,422
Guggenheim Spin-Off ETF	—	41,750	6,122,357	6,409,407	12,573,514
Wilshire 4500 Completion ETF	—	—	—	—	—
Wilshire 5000 Total Return ETF	—	—	—	—	—
Wilshire Micro-Cap ETF	35,224	3,606,209	5,414,866	1,848,321	10,904,620
Wilshire US REIT ETF	—	—	—	—	—

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2010, the following Funds incurred and will elect to defer net capital losses and passive foreign investment company (“PFIC”) losses as follows:

	Post-October Capital Losses	Post-October Foreign Currency and PFIC Losses
Guggenheim BRIC ETF	$11,022,197	$—
Guggenheim Defensive Equity ETF	856,962	—
Guggenheim Insider Sentiment ETF	2,183,404	309,951
Guggenheim International Small Cap LDRs ETF	65,861	—
Guggenheim Mid-Cap Core ETF	213,974	—
Guggenheim Multi-Asset Income ETF	2,352,881	—
Guggenheim Ocean Tomo Growth Index ETF	115,971	—
Guggenheim Ocean Tomo Patent ETF	320,091	—
Guggenheim Raymond James SB-1 Equity ETF	3,096,722	—
Guggenheim Sector Rotation ETF	2,123,170	—
Guggenheim Spin-Off ETF	606,401	—
Wilshire 4500 Completion ETF	584	—
Wilshire 5000 Total Return ETF	427	—
Wilshire Micro-Cap ETF	655,636	—
Wilshire US REIT ETF	—	—

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 - Investment Transactions:
For the period ended August 31, 2010, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$65,751,560	$64,820,654
Guggenheim Defensive Equity ETF	5,220,916	5,229,182
Guggenheim Insider Sentiment ETF	59,220,324	58,446,854
Guggenheim International Small Cap LDRs ETF	2,795,775	2,441,174
Guggenheim Mid-Cap Core ETF	3,934,837	3,736,555
Guggenheim Multi-Asset Income ETF	197,995,277	195,265,337
Guggenheim Ocean Tomo Growth Index ETF	363,810	332,448
Guggenheim Ocean Tomo Patent ETF	1,894,527	1,817,863
Guggenheim Raymond James SB-1 Equity ETF	24,150,846	23,810,883
Guggenheim Sector Rotation ETF	18,690,630	18,818,014
Guggenheim Spin-Off ETF	5,719,971	5,790,885
Wilshire 4500 Completion ETF	320,682	304,060
Wilshire 5000 Total Return ETF	133,826	67,255
Wilshire Micro-Cap ETF	6,933,297	6,884,279
Wilshire US REIT ETF	168,238	151,297

148 | Annual Report | August 31, 2010

Notes to Financial Statements continued

For the period ended August 31, 2010, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$490,148,797	$266,780,375
Guggenheim Defensive Equity ETF	9,540,251	12,682,151
Guggenheim Insider Sentiment ETF	145,039,896	111,538,114
Guggenheim International Small Cap LDRs ETF	10,492,842	9,758,758
Guggenheim Mid-Cap Core ETF	11,809,027	10,713,018
Guggenheim Multi-Asset Income ETF	406,927,366	269,142,945
Guggenheim Ocean Tomo Growth Index ETF	5,916,906	3,448,187
Guggenheim Ocean Tomo Patent ETF	12,288,309	2,137,334
Guggenheim Raymond James SB-1 Equity ETF	53,508,019	45,123,371
Guggenheim Sector Rotation ETF	35,580,424	44,477,808
Guggenheim Spin-Off ETF	12,080,238	7,111,098
Wilshire 4500 Completion ETF	5,010,381	—
Wilshire 5000 Total Return ETF	2,447,661	—
Wilshire Micro-Cap ETF	12,198,276	11,409,127
Wilshire US REIT ETF	6,451,092	1,333,573

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 50,000 to 200,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Creation and Redemption transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 - Distribution Agreement:
The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. For the Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim International Small Cap LDRs ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Ocean Tomo Growth Index ETF, Guggenheim Ocean Tomo Patent ETF, Guggenheim Raymond James SB-1 Equity ETF, Guggenheim Sector Rotation ETF, and Guggenheim Spin-Off ETF no such fee may be paid in the future without further approval by the Board of Trustees. For the Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF and Wilshire US REIT ETF no such fee may be paid in the first twelve months of the Fund’s operations. For the Wilshire Micro-Cap ETF no such fee will be paid for at least twelve months from the date of its prospectus, which is dated August 20, 2010.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Events:
Subsequent to August 31, 2010, the Board of Trustees declared the following dividends payable on September 30, 2010 to shareholders of record on September 15, 2010. The dividend rates per common share were as follows:

Fund	Rate
Guggenheim Multi-Asset Income ETF	$0.225
Wilshire US REIT ETF	0.212

Annual Report | August 31, 2010 | 149

Report of Independent Registered Public Accounting Firm |

The Board of Trustees and Shareholders of
Claymore Exchange-Traded Fund Trust

We have audited the accompanying statements of assets and liabilities of Guggenheim BRIC ETF (formerly Claymore/BNY Mellon BRIC ETF), Guggenheim Defensive Equity ETF (formerly Claymore/Sabrient Defensive Equity Index ETF), Guggenheim Insider Sentiment ETF (formerly Claymore/Sabrient Insider ETF), Guggenheim International Small Cap LDRs ETF (formerly Claymore/BNY Mellon International Small Cap LDRs ETF), Guggenheim Mid-Cap Core ETF (formerly Claymore/Zacks Mid-Cap Core ETF), Guggenheim Multi-Asset Income ETF (formerly Claymore/Zacks Multi-Asset Income Index ETF), Guggenheim Ocean Tomo Growth Index ETF (formerly Claymore/Ocean Tomo Growth Index ETF), Guggenheim Ocean Tomo Patent ETF (formerly Claymore/Ocean Tomo Patent ETF), Guggenheim Raymond James SB-1 Equity ETF (formerly Claymore/Raymond James SB-1 Equity ETF), Guggenheim Sector Rotation ETF (formerly Claymore/Zacks Sector Rotation ETF), Guggenheim Spin-Off ETF (formerly Claymore/Beacon Spin-Off ETF), Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, Wilshire Micro-Cap ETF (formerly Claymore/Sabrient Stealth ETF) and Wilshire US REIT ETF, fifteen of the portfolios constituting the Claymore Exchange-Traded Fund Trust, collectively the Funds, including the portfolios of investments, as of August 31, 2010, and the related statements of operations, statements of changes in net assets and financials highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective fifteen Funds comprising the Claymore Exchange-Traded Fund Trust at August 31, 2010, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

October 26, 2010

150 | Annual Report | August 31, 2010

Supplemental Information | (unaudited)

The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2011, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2010.

Guggenheim BRIC ETF intends to designate $1,598,787 of foreign tax withholding on foreign source income of $25,043,616.

The Trust’s investment income (dividend income plus short-term gains, if any) qualifies as follows:

	Qualified dividend income	Dividends received deduction
Guggenheim BRIC ETF	84.84%	0.00%
Guggenheim Defensive Equity ETF	100.00%	94.97%
Guggenheim Insider Sentiment ETF	72.20%	70.26%
Guggenheim International Small Cap LDRs ETF	88.33%	56.92%
Guggenheim Mid-Cap Core ETF	100.00%	100.00%
Guggenheim Multi-Asset Income ETF	81.29%	63.47%
Guggenheim Ocean Tomo Growth Index ETF	100.00%	98.23%
Guggenheim Ocean Tomo Patent ETF	100.00%	100.00%
Guggenheim Raymond James SB-1 Equity ETF	0.00%	0.00%
Guggenheim Sector Rotation ETF	100.00%	100.00%
Guggenheim Spin-Off ETF	100.00%	100.00%
Wilshire 4500 Completion ETF	0.00%	0.00%
Wilshire 5000 Total Return ETF	0.00%	0.00%
Wilshire Micro-Cap ETF	91.00%	66.94%
Wilshire US REIT ETF	1.38%	0.00%

Results of Shareholder Votes
At the September 23, 2010, shareholder meeting, shareholders voted on the election of Trustees.

With regard to the election of the following Trustees by shareholders of the Trust:

	# of Shares In Favor	# of Shares Withheld
Roman Friedrich III	48,051,831	718,959
Robert B. Karn III	48,058,658	712,132

Trustees
The Trustees of the Claymore Exchange-Traded Fund Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee during the Past Five Years

Independent Trustees:

Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	52	None

Roman Friedrich III Year of Birth: 1946 Trustee	Since 2010†	Founder of Roman Friedrich & Company, which specializes in the provision of financial advisory services to corporations in the resource sector. Previously, Managing Director at TD Securities. Managing Director Lancaster Financial Ltd.; Wood Gundy; Burns Fry Ltd.; President, Chase Manhattan Bank (Canada) Ltd.	44	Director, Zincore Metals, Inc.(2009-present) GFM Resources Ltd. (2005-present), Stratagold Corporation (2003-2009) and Gateway Gold Corp. (2004-2008)

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010†	Consultant (1998-present). Previously, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen, LLP.	45	Director of Peabody Energy Company (2003- present), GP Natural Resource Partners LLC (2002-present) and Kennedy Capital Management, Inc. (2002-present)

Annual Report | August 31, 2010 | 151

Supplemental Information (unaudited) continued

Trustees continued
Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee during the Past Five Years

Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	54	None

Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Retired. Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	51	None

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532.

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***
The Guggenheim Funds Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Funds Distributors, Inc. The GuggenheimFunds Complex is overseen by multiple Boards of Trustees.

†	Messrs. Friedrich and Karn were elected by shareholders as Trustees of the Trust on September 23, 2010.

Principal Executive Officers
The Principal Executive Officers of the Trust and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations

Officers:
Kevin M. Robinson Year of Birth: 1959 Chief Executive Officer	Since 2010
Senior Managing Director and General Counsel of Guggenheim Funds Investment Advisors, LLC, Guggenheim Funds Distributors, Inc. and Guggenheim Funds Services Group Inc. (2007-present). Chief Legal Officer of certain other funds in the Fund Complex. Formerly, Associate General Counsel and Assistant Corporate Secretary of NYSE Euronext, Inc. (2000-2007).

Chief Legal Officer	Since 2008
Bruce Albelda Year of Birth: 1963 Interim Chief Accounting Officer, Interim Chief Financial Officer and Interim Treasurer	Since 2010
Senior Managing Director and Chief Financial Officer of Guggenheim Funds Distributors, Inc., Guggenheim Funds Investment Advisors, LLC and Claymore Investments, Inc., Toronto, ON, Director and Chief Financial Officer of Guggenheim Funds Services Group, Inc (2007 – present). Formerly, Executive Vice President, Finance, of Guggenheim Funds Distributors, Inc., Guggenheim Funds Investment Advisors, LLC, and Claymore Investments, Inc., Toronto, ON (2006 -2007); Consultant for Concentric Equity Partners (2006); Chief Financial Officer of Cantata Technology (2003 - 2006).

Bruce Saxon Year of Birth: 1957 Chief Compliance Officer	Since 2006
Vice President, Fund Compliance Officer of Guggenheim Funds Services Group Inc. (2006-present). Formerly, Chief Compliance Officer/Assistant Secretary of Harris Investment Management, Inc. (2003-2006). Director-Compliance of Harrisdirect LLC (1999-2003).

Melissa J. Nguyen Year of Birth: 1978 Secretary	Since 2006	Vice President, Assistant General Counsel of Guggenheim Funds Services Group Inc. (2005-present). Secretary of certain funds in the Fund Complex; Formerly, Associate, Vedder Price P.C. (2003-2005).
William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).
Chuck Craig Year of Birth: 1967 Vice President	Since 2006	Managing Director (2006-present), Vice President (2003-2006) of Guggenheim Funds Investment Advisors, LLC. Formerly, Assistant Vice President, First Trust Portfolios, L.P. (1999-2003).
David A. Botset Year of Birth: 1974 Vice President	Since 2010
Senior Vice President, Guggenheim Funds Distributors, Inc. (2008 to present). Formerly, Vice President, Guggenheim Funds Distributors, Inc. (2007-2008); Assistant Vice President, Investment Development and Oversight, Nuveen Investments (2004-2007); Assistant Vice President Internal Sales and Service Nuveen Investments.

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

152  |  Annual Report  |  August 31, 2010

Board Considerations Regarding Approval of Amended

Investment Advisory Agreement |

At its May 10, 2010 meeting, the Board of Trustees of the Trust (the “Board”) considered a number of changes to the Claymore/Sabrient Stealth ETF of the Trust as a result of the index provider’s desire to terminate the Sabrient Stealth Index. In connection with the termination of the index, Claymore Advisors, LLC (the “Adviser”) proposals included authorizing a new index for the series, changing the series name to Wilshire Micro-Cap ETF (the “Fund”), amending the Fund’s investment objective and investment policies, and approving an amended Investment Advisory Agreement (“Advisory Agreement”) between the Adviser and the Trust on behalf of the Fund.

The Advisory Agreement was approved by the Board of Trustees, including the trustees who are not parties to such agreement or interested persons of any such party, on May 10, 2010. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the officers and employees of the Investment Adviser to consider approval of the Advisory Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for the Fund, the Board considered numerous factors, as described below.

The Board considered that, pursuant to the Advisory Agreement, the Adviser proposed to amend the investment advisory agreement in two respects: (1) to reduce the advisory fee payable by the Fund to the Adviser from 0.60% to 0.50% of the Fund’s average daily net assets; and (2) to convert the advisory fee to a unitary fee pursuant to which the Adviser would assume all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Adviser indicated that the Advisory Agreement would not change in any other respect and that there would be no diminution services provided to the Fund. The Board was also advised by legal counsel to the Trust that shareholder approval of the Advisory Agreement was not necessary.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered the Adviser’s statement that the quality or quantity of its services provided under the Advisory Agreement would not be reduced and that the Adviser would notify the Fund’s shareholders of the reduction in the advisory fee provided for in the Advisory Agreement. Based upon the Board’s familiarity with the services that the Adviser has previously provided under the investment advisory agreement, the Board concluded that the Adviser was qualified to manage the Fund and to oversee the services provided by the Fund’s other service providers and that the services to be provided by the Adviser to the Fund under the Advisory Agreement were expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Fund as well as the proposed unitary fee structure under the Advisory Agreement. The Board also considered information provided by the Adviser in August 2009 in connection with the Board’s annual review of the Advisory Agreement on the revenues received by the Adviser under the Advisory Agreement, as well as the fees waived and expenses reimbursed by the Adviser and the estimated allocated direct and indirect costs the Adviser incurred in providing the services to the Trust, which resulted in no profit to the Adviser.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for the Fund under the Advisory Agreement as compared to those of a peer group of ETFs provided by the Adviser. The Board noted the services to be provided by the Adviser for the annual advisory fee of 0.50% of the Fund’s average daily net assets. The Board considered that the advisory fee was proposed to be a unitary fee, pursuant to which the Adviser would assume all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board considered that the proposed advisory fee under the Advisory Agreement was within range of those in the peer group of ETFs provided by the Adviser. The Board concluded that the Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Fund’s investors. The Board reviewed the Fund’s asset size, proposed unitary advisory fee, anticipated expense ratio under the Advisory Agreement and whether the Adviser’s investment process produced economies of scale. The Board considered the Adviser’s statement that, while it has experienced economies of scale as an organization through the introduction of new products, it is concurrently incurring new costs from increased staff and upgraded systems. Accordingly, the Board concluded that fee levels were appropriate.

The Board considered benefits to be derived by the Adviser from its relationships with the Fund, including the benefits to the Adviser from its separate Administration Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Fund.

Annual Report | August 31, 2010 | 153

Board Considerations Regarding Approval of

Advisory Agreements |

The Investment Advisory Agreement (“Advisory Agreement”) between Claymore Advisors, LLC (the “Adviser”) and the Trust on behalf of the Wilshire 5000 Total Market ETF, Wilshire 4500 Completion ETF and Wilshire US REIT ETF (“Funds”) and the Investment Sub-Advisory Agreement (“Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Agreements”) among the Adviser, Guggenheim Partners Asset Management, LLC. (the “Sub-Adviser”) and the Trust on behalf of the Funds were approved by the Board of Trustees, including the trustees who are not parties to such agreements or interested persons of any such party, on March 1, 2010. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreements was in the best interests of the Funds. The independent trustees, with the assistance of independent legal counsel, met separately from the officers and employees of the Investment Adviser and the Sub-Adviser to consider approval of the Advisory Agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreements for the Funds, the Board considered numerous factors, as described below.

Advisory Agreement
With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the index for each Fund, the Adviser’s Form ADV, financial information regarding the Adviser, information describing the Adviser’s organization, the Adviser’s recent acquisition by subsidiaries of Guggenheim Partners, LLC and the background and experience of the persons who would be responsible for the management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other exchange-traded (“ETFs”) and closed-end funds by the Adviser. The Board also considered the services to be provided by the Adviser in its oversight of the Subadviser and the Funds’ custodian, transfer agent and accounting agent, as well as the index licensor for the Funds, and noted the significant time and effort that would be devoted to this oversight function. Since the Funds are newly organized and have no investment performance, the Board did not consider investment performance of the Funds. Based upon its review, the Board concluded that the Adviser was qualified to manage the Funds and to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Funds were expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Funds as well as the proposed unitary fee structure for the Funds. The Board noted that because the Funds were newly organized and had no assets, the Adviser did not provide profitability information. However, based upon the proposed unitary fee structure for the Funds, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for each Fund as compared to those of peer groups of ETFs provided by the Adviser. The Board noted the services to be provided by the Adviser for the following annual advisory fees based on each Fund’s average daily net assets: 0.12% for the Wilshire 5000 Total Market ETF; 0.18% for the Wilshire 4500 Completion ETF; 0.32% for the Wilshire US REIT ETF. The Board considered that each advisory fee was proposed to be a unitary fee, pursuant to which the Adviser would assume all expenses of each Fund (including the subadvisory fees to be paid to the Sub-Adviser and the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board considered that each Fund’s proposed advisory fee was within range of those in its respective peer group of ETFs provided by the Adviser. The Board concluded that each Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement.

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. Because the Funds were newly organized, the Board noted the Funds’ proposed unitary fees and determined to review economies of scale in the future when the Funds had attracted assets.

The Board considered benefits to be derived by the Adviser from its relationships with the Funds, including the benefits to the Adviser from its separate Administration Agreement which is paid from the unitary fee with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

Sub-Advisory Agreement
With respect to the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered the Sub-Adviser’s reputation as an asset manager and the Adviser’s recommendation to retain the Sub-Adviser to manage the optimized sampling methodology. The Board considered and reviewed the Form ADV, Code of Ethics and compliance procedures of the Sub-adviser. Since the Funds were newly organized and had no investment performance, the Board did not consider investment performance of the Funds. Based upon its review, the Board concluded that the services to be provided by the Sub-Adviser were expected to be satisfactory.

The Board considered the subadvisory fees proposed to be paid to the Sub-Adviser and considered that the Adviser would compensate the Sub-Adviser from its fees. On the basis of the information provided, the Board concluded that the proposed subadvisory fees for the Fund were reasonable.

In concluding that the Sub-Adviser’s anticipated profitability would not be unreasonable, the Board determined that it need not review the estimated level of profits to the Sub-Adviser because, as the Board noted, the Adviser will compensate the Sub-Adviser from its own advisory fees.

The Board considered whether there were economies of scale with respect to the subadvisory services to be provided to the Funds under the Sub-Advisory Agreement. Because the Funds were newly organized, the Board considered the Funds’ proposed unitary fees and determined to review economies of scale in the future when the Funds had attracted assets. The Board also considered incidental benefits to be derived by the Sub-Adviser from its relationship with the Funds and the Board concluded that the subadvisory fees were reasonable, taking into account these benefits.

Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of the Funds.

154 | Annual Report | August 31, 2010

Board Considerations Regarding Annual Review of the

Investment Advisory Agreement |

On August 13, 2010, the Boards of Trustees (together, the “Board”) of the Claymore Exchange-Traded Fund Trust and the Claymore Exchange-Traded Fund Trust 2 (together, the “Trusts,” with the separate series thereof referred to individually as a “Fund” and collectively as the “Funds”), including those trustees who are not “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), on the recommendation of the Nominating & Governance Committees (referred to as the “Committee” and consisting solely of the Independent Trustees) considered the renewal of the investment advisory agreements (“Advisory Agreements”) between the Trusts and Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC) (“Adviser”) on behalf of the following Funds:

Claymore Exchange-Traded Fund Trust	Claymore Exchange-Traded Fund Trust 2

Guggenheim BRIC ETF	Guggenheim Airline ETF
Guggenheim Defensive Equity ETF	Guggenheim EW Euro-Pacific LDRs ETF
Guggenheim Insider Sentiment ETF	Guggenheim Solar ETF
Guggenheim International Small Cap LDRs ETF	Guggenheim S&P Global Water Index ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Ocean Tomo Growth Index ETF
Guggenheim Ocean Tomo Patent ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim Sector Rotation ETF
Guggenheim Spin-Off ETF
Wilshire Micro-Cap ETF

The Committee met independently of the Funds’ management to consider the renewal of the investment advisory agreements. In preparation for its review, the Committee communicated with independent legal counsel regarding the nature of information to be provided, and independent legal counsel, on behalf of the Committee, sent a formal request for information to the Adviser and a supplemental request for information to the Adviser. The Adviser provided extensive information in response to the requests. Among other information, the Adviser provided general information to assist the Committee in assessing the nature and quality of services provided, information provided by the Adviser comparing the investment advisory fees and expense ratios of the Funds to other exchange-traded funds (“ETFs”) in the same Morningstar category as the respective Fund (“Morningstar ETF peer funds”), information about the Adviser’s financial position and the profitability from the Advisory Agreements to the Adviser and the compliance program of the Adviser.

Based upon its review, the Committee concluded that it was in the best interests of the Funds to renew the Advisory Agreements and, accordingly, recommend to the Board the renewal of the Advisory Agreements. Based upon the Committee’s review, the Board concluded that it was in the best interests of the Funds to renew the Advisory Agreements. In reaching this conclusion for the Funds, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

Investment Advisory Agreement
In evaluating the nature, extent and quality of the Adviser’s services, the Board reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s organization and the background and experience of the persons responsible for the day-to-day management of the Funds. The Board also considered the secondary market support provided by the Adviser to the Funds, including the Adviser’s efforts to educate investment professionals about the Funds and other funds sponsored by the Adviser. The Board reviewed financial information regarding the Adviser and its parent company and considered the parent company’s guaranty of the Adviser’s financial obligations under the Investment Advisory Agreements. The Board reviewed information on the return of the Funds compared to the return of their benchmark indices and broad market indices. The Board also reviewed reports on the correlation and tracking error between the underlying index and each Fund’s return. The Board considered that each of the Funds was correlated to its underlying index and that the tracking error for each Fund was within a reasonable range noting the Adviser’s explanations for tracking error.

The Board reviewed and discussed the information provided by the Adviser on each Fund’s advisory fee and expense ratio, as compared to those of the Morningstar ETF peer funds provided by the Adviser. The Board reviewed the advisory fees for the Funds and noted that the Adviser had contractually agreed to waive the fee and/or reimburse expenses to absorb annual operating expenses of certain Funds (excluding interest expenses, a portion of each Fund’s licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over a particular amount. For the remainder of the Funds, the Board noted that each advisory fee was a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the respective Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board noted that the advisory fees were generally within the range of the Morningstar ETF peer funds provided by the Adviser and noted the unique nature of certain Funds making “peer” comparisons less relevant.

In conjunction with its review of fees, the Board also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreements, as well as the fees waived, for certain Funds and the estimated allocated direct and indirect costs the Adviser incurred in providing the services to the Funds.

The Board considered the extent to which economies of scale could be realized with respect to the management of the Funds as the Funds grow and whether fee levels reflected a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered each Fund’s asset size, advisory fee structure, net expense ratio giving effect to any applicable expense waiver and/or reimbursement agreement or unitary fee agreement with the Adviser and whether the investment process produced economies of scale. The Board considered the Adviser’s statement that, while it has experienced economies of scale as an organization through the introduction of new products, it is concurrently incurring new costs from increased staff and upgraded systems.

The Board considered other benefits available to the Adviser because of its relationship with the Funds and noted that the administrative service fees received by the Adviser from serving as administrator provide it with additional revenue for the Funds without a unitary fee structure. The Board also noted the Adviser’s statement that it benefits from its association with the Funds by being able to offer investors a range of investment products.

Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements continue to be fair and reasonable and that the continuation of the Advisory Agreements is in the best interests of the Funds, taking into consideration the costs of services to be provided and profit realized, economies of scale and other benefits to the Adviser.

Annual Report | August 31, 2010 | 155

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Trust Information |

Board of Trustees	Officers1	Investment Adviser	Accounting Agent, Custodian and Transfer Agent
Randall C. Barnes Roman Friedrich III	Kevin M. Robinson Chief Executive Officer and Chief Legal Officer	Guggenheim Funds Investment Advisors, LLC (Formerly known as Claymore Advisors, LLC) Lisle, IL	The Bank of New York Mellon New York, NY

Robert B. Karn III Ronald A. Nyberg Ronald E. Toupin, Jr.
Bruce Albelda
Interim Chief Accounting Officer,
Interim Chief Financial Officer
and Interim Treasurer

Bruce Saxon
Chief Compliance Officer

Melissa J. Nguyen
Secretary

William H. Belden III
Vice President

Chuck Craig
Vice President

David A. Botset
Vice President

Investment Subadviser
(WXSP, WFVK and WREI) Guggenheim Partners Asset Management, LLC Santa Monica, CA

Distributor
Guggenheim Funds Distributors, Inc. (Formerly known as Claymore Securities, Inc.) Lisle, IL

Administrator
Guggenheim Funds Investment Advisors, LLC (Formerly known as Claymore Advisors, LLC) Lisle, IL
Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL

1
J. Thomas Futrell resigned his position as Chief Executive Officer of the Trust effective October 13, 2010. Kevin M. Robinson now serves as Chief Executive Officer of the Trust, effective October 13, 2010. Steven M. Hill resigned his position as Chief Accounting Officer, Chief Financial Officer and Treasurer of the Trust effective October 13, 2010. Bruce Albelda now serves as Interim Chief Accounting Officer, Interim Chief Financial Officer and Interim Treasurer, effective October 13, 2010.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Fund’s website at www.guggenheimfunds.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Fund’s website at www.guggenheimfunds.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Annual Report  |  August 31, 2010 | 159

About the Trust Adviser

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (“Guggenheim Funds”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Guggenheim Funds Investment Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Guggenheim Funds and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. Guggenheim Funds is a wholly-owned subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $100 billion in assets under supervision. Guggenheim Partners, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig has managed each Fund’s portfolio since its inception, and Mr. Kanuri has managed each Fund’s portfolio since May 2010. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Guggenheim Funds Distributors, Inc. and joined Guggenheim Funds Distributors, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Mr. Kanuri is a Vice President, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, Inc. and joined Guggenheim Funds Distributors, Inc. in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001- 2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company currently consisting of 26 separate exchange-traded “index funds” as of August 31, 2010. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, Inc.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(10/10)

NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

CETFT-001-AR-0810

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)         (1) The registrant's Code of Ethics is attached hereto as an exhibit.

(2) Not applicable.

(3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Randall C. Barnes.  Mr. Barnes is an independent Trustee for purposes of this Item 3 of Form N-CSR.  Mr. Barnes qualifies as an audit committee financial expert by virtue of his experience obtained as a former Senior Vice President, Treasurer of PepsiCo, Inc.

 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation of identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $290,548 and $245,306 for the fiscal years ending August 31, 2010 and August 31, 2009, respectively.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item, including agreed upon procedures reports performed for security counts, were $0 and $0 for the fiscal years ending August 31, 2010 and August 31, 2009, respectively.

Ernst & Young LLP did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $103,500 and $72,000 for the fiscal years ending August 31, 2010 and August 31, 2009, respectively.

Ernst & Young LLP did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs 4(a) and 4(c) of this Item were $0 and $0 for the fiscal years ending August 31, 2010 and August 31, 2009, respectively.

Ernst & Young LLP did not bill fees for services not included in Items 4(a), (b) or (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

 (e)  Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections IV.C.2 and IV.C.3 of the Audit Committee’s revised Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

IV.C.2
Pre-approve any engagement of the independent auditors to provide any non-prohibited services to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-

-X).

(a) The Chairman or any member of the Audit Committee may grant the pre-approval of services to the Fund for non-prohibited services up to $10,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

IV.C.3
Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a) The Chairman or any member of the Audit Committee may grant the pre-approval for non-audit services to the Adviser up to $10,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)           Not applicable.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $103,500 and $72,000 for the fiscal years ending August 31, 2010, and August 31, 2009, respectively.

(h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)The Audit Committee was established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the Registrant is comprised of  Ronald A. Nyberg; Ronald E. Toupin, Jr., and Randall C. Barnes.

(b) Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)        Code of Ethics for Chief Executive and Senior Officers.

 (a)(2)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.

 (b)           Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:      /s/ Kevin M. Robinson
_____________________________________________________________________

Name:       Kevin M. Robinson

Title:          Chief Executive Officer and Chief Legal Officer

Date:         November 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Kevin M. Robinson
_____________________________________________________________________

Name:      Kevin M. Robinson

Title:         Chief Executive Officer and Chief Legal Officer

Date:        November 3, 2010

By:     /s/ Bruce Albelda
_____________________________________________________________________

Name:     Bruce Albelda

Title:        Interim Chief Accounting Officer, Interim Chief Financial Officer and Interim Treasurer

Date:       November 3, 2010